     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 18, 2001

                                             1933 ACT REGISTRATION NO. 333-42479

                                             1940 ACT REGISTRATION NO. 811-08557

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                       POST-EFFECTIVE AMENDMENT NO. 6 TO
                             REGISTRATION STATEMENT
                                       ON
                                    FORM S-6


               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                  LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                                   ACCOUNT M
                           (EXACT NAME OF REGISTRANT)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

              1300 South Clinton Street, Fort Wayne, Indiana 46802 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code
                                 (219) 455-2000


       Elizabeth Frederick, Esquire                           COPY TO:
The Lincoln National Life Insurance Company           Jeffrey A. Brine, Esquire
         1300 South Clinton Street           The Lincoln National Life Insurance Company
               P.O. Box 1110                              350 Church Street
         Fort Wayne, Indiana 46802                       Hartford, CT 06103
  (NAME AND ADDRESS OF AGENT FOR SERVICE)


                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                                  Continuous.

  INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)


    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24f-2 for Registrant, for the fiscal year ending December 31, 2000 was filed March 22, 2001.


    It is proposed that this filing will become effective:


        / /  immediately on filing
        /X/  on May 1, 2001, pursuant to Rule 485(b)
        / /  60 days after filing pursuant to Rule 485(a)

                             CROSS REFERENCE SHEET
                            (RECONCILIATION AND TIE)
                     REQUIRED BY INSTRUCTION 4 TO FORM S-6

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
1                              Cover Page; Highlights
2                              Cover Page
3                              *
4                              Distribution of Policies
5                              Lincoln Life (Lincoln Life, the Separate Account
                               and the General Account)
6(a)                           The Variable Account (Lincoln Life, the Separate
                               Account and the General Account)
6(b)                           *
9                              Legal Proceedings
10(a)-(c)                      Short-Term Right to Cancel the Policy;
                               Surrenders; Accumulation Value; Reports to Policy
                               Owners
10(d)                          Right to Exchange for a Fixed Benefit Policy;
                               Policy Loans; Surrenders; Allocation of Net
                               Premium Payments
10(e)                          Lapse and Reinstatement
10(f)                          Voting Rights
10(g)-(h)                      Substitution of Securities
10(i)                          Premium Payments; Transfers; Death Benefit;
                               Policy Values; Settlement Options
11                             The Funds
12                             The Funds
13                             Charges; Fees
14                             Issuance
15                             Premium Payments; Transfers
16                             The Variable Account (Lincoln Life, the Separate
                               Account and the General Account)
17                             Surrenders
18                             The Variable Account (Lincoln Life, the Separate
                               Account and the General Account)
19                             Reports to Policy Owners
20                             *
21                             Policy Loans
22                             *
23                             Lincoln Life (Lincoln Life, the Separate Account
                               and the General Account)

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
24                             Incontestability; Suicide; Misstatement of Age or
                               Sex
25                             Lincoln Life (Lincoln Life, the Separate Account
                               and the General Account)
26                             Fund Participation Agreements
27                             The Variable Account (Lincoln Life, the Separate
                               Account and the General Account)
28                             Directors and Officers of Lincoln Life
29                             Lincoln Life (Lincoln Life, the Separate Account
                               and the General Account)
30                             *
31                             *
32                             *
33                             *
34                             *
35                             *
37                             *
38                             Distribution of Policies
39                             Distribution of Policies
40                             *
41(a)                          Distribution of Policies
42                             *
43                             *
44                             The Funds; Premium Payments
45                             *
46                             Surrenders
47                             The Variable Account; Surrenders, Transfers
                               (Lincoln Life, the Separate Account and the
                               General Account)
48                             *
49                             *
50                             The Variable Account (Lincoln Life, the Separate
                               Account and the General Account)
51                             Cover Page; Highlights; Premium Payments; Right
                               to Exchange for a Fixed Benefit Policy
52                             Substitution of Securities
53                             Tax Matters
54                             *
55                             *

* Not Applicable

                                  PROSPECTUS 1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

HOME OFFICE LOCATION:             ADMINISTRATIVE OFFICE:
1300 SOUTH CLINTON STREET         PERSONAL SERVICE CENTER - MVLI
P.O. BOX 1110                     350 CHURCH STREET
FORT WAYNE, INDIANA 46802         HARTFORD, CT 06103-1106
(800) 454-6265                    (800) 444-2363

--------------------------------------------------------------------------------
               A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
--------------------------------------------------------------------------------

    This Prospectus describes VUL-I, a flexible premium variable universal life insurance contract (the "Policy"), offered by The Lincoln National Life Insurance Company ("Lincoln Life," "Company", "we", "our" or "us").

    The Policy features include: flexible premium payments; a choice of one of two death benefit options; a choice of underlying investment options.

    It may not be advantageous to replace existing insurance or supplement an existing flexible premium variable life insurance contract with the Policy. This Prospectus and the Prospectuses of the Funds, furnished with this Prospectus, should be read carefully to understand the Policy being offered.


    You may allocate net premiums to the Sub-Accounts of our Flexible Premium Variable Life Account M ("Separate Account"). Each Sub-Account invests in one of the funds listed below.



AIM VARIABLE INSURANCE FUNDS                   FRANKLIN TEMPLETON VARIABLE INSURANCE
                                               PRODUCTS
AIM V.I. Capital Appreciation Fund             TRUST
AIM V.I. Diversified Income Fund               Templeton Asset Strategy Fund--Class 1
AIM V.I. Growth Fund                           Templeton Growth Securities Fund--Class 1
AIM V.I. Value Fund                            Templeton International Securities Fund--
DELAWARE GROUP PREMIUM FUND                    Class 1
Emerging Markets Series -- Standard Class      LINCOLN NATIONAL FUNDS
Small Cap Value Series -- Standard Class       LN Money Market Fund, Inc.
Trend Series -- Standard Class                 MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE
                                               TRUST
DEUTSCHE ASSET MANAGEMENT VIT FUNDS            MFS Emerging Growth Series -- Initial Class
Equity 500 Index Fund                          MFS Total Return Series -- Initial Class
FIDELITY VARIABLE INSURANCE PRODUCTS FUND      MFS Utilities Series -- Initial Class
Equity-Income Portfolio -- Initial Class       OCC ACCUMULATION TRUST
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II   Global Equity Portfolio
Asset Manager Portfolio -- Initial Class       Managed Portfolio
Investment Grade Bond Portfolio -- Initial
 Class


TO BE VALID, THIS PROSPECTUS MUST HAVE THE CURRENT MUTUAL FUNDS' PROSPECTUSES WITH IT. KEEP ALL FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

THIS POLICY MAY NOT BE AVAILABLE IN ALL STATES, AND THIS PROSPECTUS ONLY OFFERS THE POLICY FOR SALE IN JURISDICTIONS WHERE SUCH OFFER AND SALE ARE LAWFUL.


                         PROSPECTUS DATED: MAY 1, 2001

                               TABLE OF CONTENTS


                                          PAGE
                                          ----
Highlights............................       3
  Initial Choices to be Made..........       3
  Level or Varying Death Benefit......       3
  Amount of Premium Payments..........       4
  Selection of Funding Vehicles.......       4
  Charges and Fees....................       5
  Changes in Specified Amount.........       5
Lincoln Life, the Separate Account and
 The General Account..................       6
Buying Variable Life Insurance........       7
  Replacements........................       8
The Funds.............................       8
  Substitution of Securities..........      11
  Voting Rights.......................      12
  Fund Participation Agreements.......      12
Death Benefit.........................      12
    Death Benefit Options.............      12
    Changes in Death Benefit Option...      13
    Guaranteed Death Benefit
     Provision........................      13
    Payment of Death Benefit..........      13
    Changes in Specified Amount.......      14
Premium Payments; Transfers...........      14
    Premium Payments..................      14
    Allocation of Net Premium
     Payments.........................      16
    Transfers.........................      16
    Optional Sub-Account Allocation
     Programs.........................      17
      Dollar Cost Averaging...........      17
      Automatic Rebalancing...........      18
Charges and Fees......................      18
    Premium Load......................      18
    Monthly Deductions................      18
    Transaction Fee for Excess
     Transfers........................      19
    Mortality and Expense Risk Charge
     and Fund Expenses................      20
    Surrender Charge..................      22
    Reduction of Charges--
     Purchases on a Case Basis........      23
Policy Values.........................      23
    Accumulation Value................      23
    Variable Accumulation Unit
     Value............................      24
    Surrender Value...................      24
Surrenders............................      24
    Partial Surrenders................      24
    Full Surrenders...................      25
    Deferral of Payment and
     Transfers........................      25
Lapse and Reinstatement...............      25
    Lapse of a Policy; Effect of
     Guaranteed Death Benefit
     Provision........................      25



    Reinstatement of a Lapsed
     Policy...........................      26
                                          PAGE
                                          ----
Policy Loans..........................      26
Settlement Options....................      27
Other Policy Provisions...............      27
    Issuance..........................      27
    Effective Date of Coverage........      27
    Short-Term Right to Cancel the
     Policy...........................      28
    Policy Owner......................      28
    Beneficiary.......................      28
    Assignment........................      28
    Right to Exchange for a Fixed
     Benefit Policy...................      29
    Incontestability..................      29
    Misstatement of Age or Sex........      29
    Suicide...........................      29
    Nonparticipating Policies.........      30
    Riders............................      30
Tax Issues............................      30
    Taxation of Life Insurance
     Contracts In General.............      30
    Policies Which Are MECS...........      31
    Policies Which Are Not MECS.......      32
    Other Considerations..............      33
    Tax Status of Lincoln Life........      33
Other Matters.........................      34
    Directors and Officers of Lincoln
     Life.............................      34
    Distribution of Policies..........      35
    Changes of Investment Policy......      36
    State Regulation..................      36
    Reports to Policy Owners..........      37
    Advertising.......................      37
    Legal Proceedings.................      37
    Experts...........................      37
    Registration Statement............      38
Appendix 1............................      39
    Corridor Percentages..............      39
Appendix 2............................      40
    Guaranteed Maximum Cost of
     Insurance Rates..................      40
Appendix 3............................      41
    Illustration of Surrender
     Charges..........................      41
Appendix 4............................      43
    Illustration of Accumulation
     Values, Surrender Values, and
     Death Benefits...................      43
Financial Statements
    Separate Account..................     M-1
    Lincoln Life......................     S-1

HIGHLIGHTS


                    This section is an overview of key Policy features. Your Policy is a flexible premium variable life insurance policy under which flexible premium payments are permitted and the Death Benefit and Policy Values may vary with the investment performance of the funding option(s) selected. Its value may change on a:


                    1) fixed basis;
                    2) variable basis; or a
                    3) combination of both fixed and variable bases.


                    Review your personal financial objectives and discuss them with a qualified financial counselor before you buy a variable life insurance policy. This Policy may, or may not, be appropriate for your individual financial goals. If you are already entitled to favorable financial tax treatment, you should satisfy yourself that this Policy meets your other financial goals before you buy it. The value of the Policy and, under one option, the Death Benefit amount depend on the investment results of the funding options you select.


                    At all times, your Policy must qualify as life insurance under the Internal Revenue Code of 1986 (the "Code") to receive favorable tax treatment under Federal law. If these requirements are met, you may benefit from such tax treatment. Lincoln Life reserves the right to return your premium payments if they result in your Policy failing to meet Code requirements.


                    The state in which your policy is issued will govern whether or not certain features, charges and fees will be allowed in your Policy. You should refer to your Policy contract for these state specific provisions.



                    We offer other variable life insurance policies and variable annuity contracts with different features, benefits and charges. These Policies also provide values that vary in accordance with the investment experience of a separate account of Lincoln Life.


                    INITIAL CHOICES TO BE MADE


                    The Policy Owner (the "Owner" or "you") is the person named in the "Policy Specifications" who has all of the Policy ownership rights. If no Owner is named, the Insured (the person whose life is insured under the Policy) will be the Owner of the Policy. You, as the Owner, have three important choices to make when the Policy is first purchased. You need to choose:


                    1) one of the two Death Benefit Options;
                    2) the amount of premium you want to pay; and
                    3) the amount of your Net Premium Payment to be placed in
                       each of the funding options you select. The Net Premium Payment is the balance of your Premium Payment that remains after certain charges are deducted from it.

                    LEVEL OR VARYING DEATH BENEFIT

                    The Death Benefit is the amount Lincoln pays to the Beneficiary(ies) when the Insured dies. Before we pay the Beneficiary(ies), any outstanding loan account balances or outstanding amounts due are subtracted from the Death Benefit. We calculate the Death Benefit payable as of the date on which the Insured died.

                    When you purchase your Policy, you must choose one of two Death Benefit Options:

                    1) a level death benefit; or
                    2) a varying death benefit.

                    If you choose the level Death Benefit Option, the Death Benefit will be the greater of:

                    1) the "Specified Amount," (as explained in the Death
                       Benefits Section) which is the amount of the death benefit in effect for the Policy when the Insured died (the Specified Amount may be found on the Policy's Specification Page); or

                    2) the "Corridor Death Benefit," which is the Death Benefit calculated as a percentage of the Accumulation Value.

                    If you choose the varying Death Benefit Option, the Death Benefit will be the greater of:


                    1) the Specified Amount plus the "Net Accumulation Value"
                       (as explained in the Policy Values Section) when the Insured died. The Net Accumulation Value is the total of the balances in the Fixed Account and the Separate Account, minus any outstanding Loan Account amounts; or

                    2) the Corridor Death Benefit. See page 13.

                    This policy contains a Guaranteed Initial Death Benefit Premium. This means that the Death Benefit will not be lower than the Initial Specified Amount regardless of the gains or losses of the Funds you select as long as you pay that Premium. Therefore, the Initial Death Benefit under your Policy would be guaranteed for five years even though your Net Accumulation Value is insufficient to pay your current Monthly Deductions. If you have borrowed against your Policy or surrendered a portion of your Policy, your Initial Death Benefit will be reduced by the Loan Account balance and any surrendered amount.

                    AMOUNT OF PREMIUM PAYMENT

                    When you apply for your Policy, you must decide how much premium to pay. Premium payments may be changed within the limits described on page 15.


                    You may use the value of the Policy to pay the premiums due and continue the Policy in force if sufficient values are available for premium payments. Be careful; if the investment options you choose do not do as well as you expect, there may not be enough value to continue the Policy in force without more premium payments. Charges against Policy values for the cost of insurance (see page 18) increase as the Insured gets older.


                    If your Policy lapses because your Monthly Premium Deduction is larger than the Net Accumulation Value, you may reinstate your Policy. See page 25.


                    When you first receive your Policy you will have 10 days to look it over, unless state law requires a greater time. This is called the "Right-to-Examine" period. Use this time to review your Policy and make sure it meets your needs. During this period your Initial Premium Payment will be deposited in the Fixed Account. If you then decide you do not want your Policy, we will return all Premium Payments to you with no interest paid. See page 28.


                    SELECTION OF FUNDING VEHICLES

                    This Prospectus focuses on the Separate Account investment information that makes up the "variable" part of the contract. If you put money into the variable funding options, you assume all the investment risk on that money. This means that if the fund(s) you select go up in value, the value of your Policy, net of charges and expenses, also goes up. If those funds lose value, so does your Policy. Each fund has its own investment objective. You should review each fund's Prospectus before making your decision.

                    You must choose the Sub-Accounts in which you want to place each Net Premium Payment. The Sub-Accounts make up the Separate Account. Each Sub-Account invests in shares of a certain Fund. A Sub-Account is not guaranteed and will increase or decrease in value according to the particular Fund's investment performance. See page 8.

                    You may also use Lincoln Life's Fixed Account to fund your Policy. Net Premium payments put into the Fixed Account:

                     - become part of Lincoln Life's General Account;
                     - do not share the investment experience of the Separate
                       Account; and
                     - have a guaranteed minimum interest rate of 4% per year.

                    Interest beyond 4% is credited at Lincoln Life's discretion. For additional information on the Fixed Account, See page 7.

                    CHARGES AND FEES


                    Lincoln Life may profit from any of these charges. The profit from any charges, including mortality and expense risk and cost of insurance charges, may be used for any purpose, including covering shortfalls from other charges.


                    We deduct a premium charge of 5% from each Premium Payment. We make monthly deductions for administrative expenses (currently, $15 per month for the first Policy Year and $5 per month afterwards, guaranteed not to exceed $10 after the first Policy Year) along with the Cost of Insurance and any riders that are placed on your Policy. We make daily charges against the Separate Account for mortality and expense risk. This charge is currently at an annual rate of .80% for Policy Years 1-12, 0.55% for Policy Year 13 and beyond. The charge is guaranteed not to exceed .90% per year.

                    Each Fund has its own management fee charge, also deducted daily. Each Fund's expense levels will affect its investment results. The table on page 20 shows you current expense levels for each Fund.

                    Each Policy Year you may make 12 transfers between funding options without charge. Beyond 12, a $25 fee may apply.


                    The Surrender Charge is the amount retained by us if the Policy is surrendered. We charge you 2% of the amount withdrawn (not to exceed $25) each time you request a partial surrender of your Policy. If you totally surrender your Policy within the first 10 years, a Surrender Charge will be deducted in computing what will be paid you. If you surrender your Policy within the first 10 years after an increase in the Specified Amount, a Surrender Charge will also be imposed in addition to any existing Surrender Charges. See page 22.


                    You may borrow within described limits against the Policy. You may totally surrender the Policy or withdraw part of its value. A Surrender Charge may be applied if the Policy is totally surrendered.

                    If you borrow against your Policy, interest will be charged to the Loan Account Value. The annual interest rate is 8%. Lincoln Life will credit interest on the Loan Account Value. For the first ten Policy Years, interest will be credited at a current annual rate equal to the interest rate charged minus 1%, guaranteed not to exceed 2%. For Policy Years eleven and beyond, the credited annual rate will be equal to the interest rate charged minus .25% guaranteed not to exceed 1%. See page 26.

                    Charges and fees may be reduced in some circumstances where Policies are purchased by corporations and other groups or sponsoring organizations on a case basis. See page 23.

                    CHANGES IN SPECIFIED AMOUNT

                    The Initial Specified Amount is the amount originally chosen by the Policy Owner and is initially equal to the Death Benefit.

                    Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the Specified Amount. The minimum Specified Amount is currently $100,000. Such changes will affect other aspects of your Policy. See page 14.

LINCOLN LIFE, THE SEPARATE ACCOUNT AND
THE GENERAL ACCOUNT


                    The Lincoln National Life Insurance Company (Lincoln Life), organized under Indiana Law in 1905, is one of the largest stock life insurance companies in the United States. Lincoln Life is engaged primarily in the direct issuance of life and health insurance contracts and annuities, and is also a professional reinsurer. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.



                    Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE-LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of nearly $100 billion and annual consolidated revenues of over $6.8 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, life-health reinsurance, mutual funds, institutional investment management and financial planning and advisory services.


                    Lincoln Life Flexible Premium Variable Life Account M ("Account M") is a "separate account" of the company established on December 2, 1997. Under Indiana law, the assets of Account M attributable to the Policies, though our property, are not chargeable with liabilities of any other business of Lincoln Life and are available first to satisfy our obligations under the Policies. Account M income, gains, and losses are credited to or charged against Account M without regard to our other income, gains, or losses. Its values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a "unit investment trust" under the 1940 Act and meets the 1940 Act's definition of "separate account". Such registration does not involve supervision by the Commission of Account M's or our management, investment practices, or policies. We have other registered separate accounts which fund other variable life insurance policies and variable annuity contracts.

                    Account M is divided into Sub-Accounts, each of which is invested solely in the shares of one of the Funds. On each Valuation Day (any day on which the New York Stock Exchange is open), Net Premium Payments allocated to Account M will be invested in Fund shares at net asset value, and monies to pay for deductions, charges, transfers and surrenders from Account M are raised by selling Fund shares at net asset value.

                    The Funds and their investment objectives, which they may or may not achieve, are described in "The Funds". More Fund information is in the Funds' prospectuses, which must accompany or precede this prospectus and should be read carefully. Some Funds have investment objectives and policies similar to those of other funds managed by the same investment adviser. Their investment results may be higher or lower than those of the other funds, and there can be no assurance, and no representation is made, that a Fund's investment results will be comparable to those of any other fund.


                    We reserve the right to add, withdraw or substitute Funds, subject to the conditions of the Policy and in compliance with regulatory requirements, if in our sole discretion legal, regulatory, marketing, tax or investment considerations so warrant. In addition, a particular Fund may no longer be available for investment by the Sub-Accounts. No substitution will take place without prior approval of the Commission, to the extent required by law.


                    Shares of the Funds may be used by us and other insurance companies to fund both variable annuity contracts and variable life insurance policies. While this is not perceived as problematic, the Funds' governing bodies (Boards of Directors/Trustees) have agreed to monitor events to identify any material irreconcilable conflicts which might arise and to decide what responsive action might be appropriate. If a Sub-Account were to withdraw its investment in a Fund because of a conflict, a Fund might have to sell portfolio securities at unfavorable prices.

                    A Policy may also be funded in whole or in part through the "Fixed Account", part of Lincoln Life's General Account supporting its insurance and annuity obligations. We will credit interest on amounts held in the Fixed Account as we determine from time to time, but not less than 4% per year. Interest, once credited, and Fixed Account principal are guaranteed. Interests in the Fixed Account have not been registered under the 1933 Act in reliance on exemptive provisions. The Commission has not reviewed Fixed Account disclosures, but they are subject to securities law provisions relating to accuracy and completeness.

BUYING VARIABLE LIFE INSURANCE


                    The Policies this Prospectus offers are variable life insurance policies which provide death benefit protection. Investors not needing death benefit protection should consider other forms of investment, as there are extra costs and expenses of providing the insurance feature. Further, life insurance purchasers who are risk-averse or want more predictable premium levels and benefits may be more comfortable buying more traditional, non-variable life insurance. However, variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection and willing to assume investment risk and to monitor investment choices they have made.


                    Flexibility starts with the ability to make differing levels of premium payments. A young family just starting out may only be able to pay modest premiums initially but hope to increase premium payments over time. At first, this family would be paying primarily for the insurance feature (perhaps at ages where the insurance cost is relatively low) and later use a Policy more as a savings vehicle. A customer at peak earning capacity may wish to pay substantial premiums for a limited number of years prior to retirement, after which Policy values may suffice, based on future expected return results, though not guaranteed, to keep the Policy inforce for the expected lifetime and to provide, through loans, supplemental retirement income. A customer may be able to pay a large single premium, using the Policy primarily as a savings and investment vehicle for potential tax advantages. A parent or grandparent may find a policy on the life of a child or grandchild a useful gifting opportunity over a period of years and the basis of an investment program for the donee. A business may be able to use a Policy to fund non-qualified executive compensation or business continuation plans.

                    Sufficient premiums must always be paid to keep a policy inforce, and there is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated. The Guaranteed Death Benefit Provision, if elected, may help to assure a death benefit even if investment results are unfavorable.

                    Flexibility also results from being able to select, monitor and change investment choices within a Policy. With the wide variety of fund options available, it is possible to fine tune an investment mix and change it to meet changing personal objectives or investment conditions. Policy owners should be prepared to monitor their investment choices on an ongoing basis.

                    Variable life insurance has significant tax advantages under current tax law. A transfer of values from one fund to another within the Policy generates no taxable gain or loss. And any investment income and realized capital gains within a fund are automatically reinvested without being taxed to the Policy owners. Policy values therefore accumulate on a tax-deferred basis. These situations would normally result in immediate tax liabilities in the case of direct investment in mutual funds.

                    While these tax deferral features also apply to variable annuities, liquidity (the ability of Policy owners to access Policy values) is normally more easily achieved with variable life insurance. Unless a policy has become a "modified endowment contract" (see "Tax Issues"), an owner can borrow Policy values tax-free, without surrender charges and at very low net interest cost. Policy loans can be a source of retirement income. Variable annuity withdrawals are generally taxable to the extent of accumulated income, may be subject to surrender charges, and will result in penalty tax if made before age 59 1/2.

                    Depending on the death benefit option chosen, accumulated Policy values may also be part of the eventual death benefit payable. If a Policy is heavily funded and investment performance is very favorable, the death benefit may increase even further because of tax law requirements that the death benefit be a certain multiple of Policy value, depending on the Insured's age (see "Death Benefit"). The death benefit is income-tax free and may, with proper estate planning, be estate-tax free. A tax advisor should be consulted.

                    There are costs and expenses of variable life insurance ownership which are directly related to Policy values (i.e. asset based costs), as is true with investment in mutual funds or variable annuities. A significant additional cost of variable life insurance is the "cost of insurance" charge which is imposed on the "amount at risk" (the death benefit less Policy value) and increases as the insured grows older. This charge varies by age, underwriting classification, smoking status and in most states by gender. The effect of its increase can be seen in illustrations in this Prospectus (see Appendix 4) or in personalized illustrations available upon request. Surrender Charges, which decrease over time, are another significant additional cost if the Policy is not retained.

                    REPLACEMENTS

                    Before purchasing the Policy to replace, or to be funded with proceeds borrowed or withdrawn from, an existing life insurance policy, an applicant should consider a number of matters. Will any commission be paid to an agent or any other person with respect to the replacement? Are coverages and comparable values available from the Policy, as compared to his or her existing policy? The Insured may no longer be insurable, or the contestability period may have elapsed with respect to the existing policy, while the Policy could be contested. The Owner should consider similar matters before deciding to replace the Policy or withdraw funds from the Policy for the purchase of funding a new policy of life insurance.

THE FUNDS


                    Each of the Sub-Accounts of the Separate Account is invested solely in the shares of one of the Funds available under the Policies. Each of the Funds, in turn, is an investment portfolio of one of the trusts or corporations listed below. A given Fund may have a similar investment objective and principal investment strategy to those for another mutual fund managed by the same investment advisor or subadvisor. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the funds are similar, the investment results may vary.



                    The portfolios, their investment advisers and distributors, and the Funds within each that are available under the Policies are:



                        AIM VARIABLE INSURANCE FUNDS, managed by AIM Advisors, Inc., and distributed by A I M Distributors, Inc.,
                        11 Greenway Plaza, Suite 100, Houston, TX 77046-1173;


                            AIM V.I. Capital Appreciation Fund
                            AIM V.I. Diversified Income Fund
                            AIM V.I. Growth Fund
                            AIM V.I. Value Fund


                        DELAWARE GROUP PREMIUM FUND, managed by Delaware Management Company, One Commerce Square, Philadelphia, PA 19103 and for Emerging Markets, Delaware International Advisers, Ltd., 80 Cheapside, London, England ECV2 6EE, and distributed by Delaware Distributors, L.P., One Commerce Square, Philadelphia, PA 19103;

                            Emerging Markets Series -- Standard Class
                            Small Cap Value Series -- Standard Class
                            Trend Series -- Standard Class


                        DEUTSCHE ASSET MANAGEMENT VIT FUNDS TRUST, managed by Deutsche Asset Management, Inc., 130 Liberty Street, New York, NY 10006 and distributed by Provident Distributors, Inc., Four Falls Corporate Center, West Conshohocken, PA 19428;


                            Equity 500 Index Fund.


                        FIDELITY VARIABLE INSURANCE PRODUCTS FUND, and FIDELITY VARIABLE INSURANCE PRODUCTS FUND II, managed by Fidelity Management & Research Company and distributed by Fidelity Distributors Corporation, Inc., 82 Devonshire Street, Boston, MA 02109;


                            Equity-Income Portfolio -- Initial Class
                            Asset Manager Portfolio -- Initial Class
                            Investment Grade Bond Portfolio -- Initial Class


                        FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, managed by Templeton Investment Counsel, LLC, Broward Financial Centre, STE 2100, Fort Lauderdale FL 33394 and for Growth Securities, Templeton Global Advisors Limited, Lyford Cay, Nassau N.P., Bahamas, and distributed by Franklin Templeton Distributors, Inc., 777 Mariners Island Blvd. San Mateo CA 94403-7777;



                            Templeton Asset Strategy Fund -- Class 1
                            Templeton Growth Securities Fund -- Class 1
                            Templeton International Securities Funds -- Class 1



                        LINCOLN NATIONAL FUNDS, managed by Delaware Lincoln Investment Advisors, 2005 Market Street, Philadelphia, PA 19103



                            LN Money Market Fund, Inc.


                        MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST, managed by Massachusetts Financial Services Company and distributed by MFS Fund Distributors, Inc.,
                        500 Boylston Street, Boston, MA 02116;


                            MFS Emerging Growth Series -- Initial Class
                            MFS Total Return Series -- Initial Class
                            MFS Utilities Series -- Initial Class



                        OCC ACCUMULATION TRUST, managed by OpCap Advisors and distributed by OCC Distributors, 1345 Avenue of the Americas, New York, NY 10105


                            Global Equity Portfolio;
                            Managed Portfolio.

                    The investment advisory fees charged the Funds by their advisers are shown listed under "Fund Expenses" in this Prospectus.

                    There follows a brief description of the investment objective and program of each Fund. There can be no assurance that any of the stated investment objectives will be achieved.


                    AIM V.I. CAPITAL APPRECIATION FUND: Seeks growth of capital through investment in common stocks.



                    AIM V.I. DIVERSIFIED INCOME FUND: Seeks to achieve a high level of current income.


                    AIM V.I. GROWTH FUND: Seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum. Focus is on companies that have experienced above-average growth in earnings and have excellent prospects for future growth.


                    AIM V.I. VALUE FUND: Seeks to achieve long-term growth of capital.



                    DELAWARE GROUP EMERGING MARKETS SERIES -- STANDARD CLASS:
                    Seeks long-term capital appreciation by investing primarily in stocks of companies located or operating in emerging countries.



                    DELAWARE GROUP SMALL CAP VALUE SERIES -- STANDARD CLASS:
                    Seeks capital appreciation by investing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.



                    DELAWARE GROUP TREND SERIES -- STANDARD CLASS: Seeks long-term capital appreciation by investing primarily in stocks of small companies and convertible securities of emerging and other growth-oriented companies.



                    DEUTSCHE VIT EQUITY 500 INDEX FUND: Seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), which emphasizes stocks of large US companies.



                    FIDELITY VIP EQUITY-INCOME PORTFOLIO -- INITIAL CLASS: Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's 500 Index (S&P 500).


                    FIDELITY VIP II ASSET MANAGER PORTFOLIO -- INITIAL CLASS:
                    Seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and money market instruments.

                    FIDELITY VIP II INVESTMENT GRADE BOND PORTFOLIO -- INITIAL
                    CLASS: Seeks as high a level of current income as is consistent with the preservation of capital by investing in U.S. dollar-denominated investment-grade bonds.


                    LINCOLN MONEY MARKET FUND: Seeks maximum current income consistent with the preservation of capital. The Fund invests in high quality short-term obligations issued by U.S. corporations, the U.S. Government, and federally chartered banks and U.S. branches of foreign banks.



                    MFS EMERGING GROWTH SERIES -- INITIAL CLASS: Seeks to provide long-term growth of capital.



                    MFS TOTAL RETURN SERIES -- INITIAL CLASS: Seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.



                    MFS UTILITIES SERIES -- INITIAL CLASS: Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

                    OCC ACCUMULATION TRUST GLOBAL EQUITY PORTFOLIO: Seeks long-term capital appreciation through a global investment strategy primarily involving equity securities.

                    OCC ACCUMULATION TRUST MANAGED PORTFOLIO: Seeks growth of capital over time through investment in a portfolio of common stocks, bonds and cash equivalents, the percentage of which will vary based on management's assessments of relative investment values.


                    TEMPLETON ASSET STRATEGY FUND -- CLASS 1: Seeks high total return. Invests primarily in stocks of companies in any nation, bonds of companies and governments of any nation, and in money market instruments adjusting the mix to capitalize on total return potential. Templeton Investment Council, LLC serves as the Fund's investment advisor.


                    TEMPLETON GROWTH SECURITIES FUND -- CLASS 1: Seeks long-term capital growth. Invests primarily in stocks of companies in various nations throughout the world including the U.S. and emerging markets. Templeton Global Advisors Limited serves as the Fund's investment advisor.


                    TEMPLETON INTERNATIONAL SECURITIES FUND -- CLASS 1: Seeks long-term capital growth. Invests primarily in stocks of companies outside the United States, including those in emerging markets. Templeton Investment Counsel, LLC serves as the Fund's investment advisor.


                    Several of the portfolios may invest in non-investment grade, high yield, high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual Fund prospectuses. Please review the Fund prospectuses carefully.


                    There is no assurance that the investment objective of any of the Funds will be met. A Policy Owner bears the complete investment risk for Accumulation Values allocated to a Sub-Account. Each of the Sub-Accounts involves inherent investment risk, and such risk varies significantly among the Sub-Accounts. Policy Owners should read each Fund's prospectus carefully and understand the Funds' relative degrees of risk before making or changing investment choices. Additional Funds may, from time to time, be made available as investments to underlie the Policies. However, the right to make such selections will be limited by the terms and conditions imposed on such transactions by Lincoln Life (See "Premium Payments"). Lincoln Life may make these changes (including substitutions) for some or all classes of policyholders.


                    Required premium levels will vary based on market performance. In a prolonged market downturn, affecting all Sub-Accounts, additional Premium Payments may be necessary to maintain the level of coverage or to avoid lapsing of the Policy. Review of periodic contract statements is strongly suggested to determine appropriate premium requirements.

                    SUBSTITUTION OF SECURITIES


                    If the shares of any Fund should no longer be available for investment by the Separate Account or if, in our judgment, further investment in such shares should cease to be appropriate in view of the purpose of the Separate Account or in view of legal, regulatory or federal income tax restrictions, or for any other reason in our sole discretion; we may substitute shares of another Fund. There will be no substitution of securities in any Sub-Account without prior approval of the Commission. Substitute funds may have higher charges than the funds being replaced.



                    Substitutions may be made with respect to existing investments or the investment of future premium payments, or both. We may close Sub-Accounts to allocations of premium payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.


                    VOTING RIGHTS

                    In accordance with its view of present applicable law, Lincoln Life will vote the shares of each Fund held in the Separate Account at special meetings of the shareholders of the particular Trust in accordance with written instructions received from persons having the voting interest in the Separate Account. Lincoln Life will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Trusts do not hold regular meetings of shareholders.

                    The number of shares which a person has a right to vote will be determined as of a date to be chosen by the appropriate Trust not more than sixty (60) days prior to the meeting of the particular Trust. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting.

                    To determine how many votes each policy owner is entitled to direct with respect to a Fund, first we will calculate the dollar amount of your account value attributable to that Fund. Second, we will divide that amount by $100.00. The result is the number of votes you may direct.

                    The Funds' shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through separate accounts of Lincoln Life and other life insurance companies. The Trusts do not foresee any disadvantage to Policy Owners arising out of the fact that shares may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products. Nevertheless, the Trusts' Boards intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force a Fund to sell portfolio securities at disadvantageous prices.

                    FUND PARTICIPATION AGREEMENTS


                    In order to make the Funds available, Lincoln Life has entered into agreements with the trusts or corporations and their advisors or distributors. In some of these agreements, Lincoln Life must perform certain administrative services for the Fund advisors or distributors. For these administrative functions, Lincoln LIfe may be compensated by the Fund at annual rates of between .10% and .30% of the assets attributable to the Policies.


DEATH BENEFIT

                    DEATH BENEFIT OPTIONS

                    Two different Death Benefit Options are available for determining the Death Benefit. The amount payable under either option will be determined as of the date of the Insured's death.


                    The Specified Amount, which may not be less than $100,000, is the amount requested by the Policy Owner at the time of application for insurance. This amount, in combination with a death benefit option, will define the death benefit. The Specified Amount is a field on the Policy Specification Page.

                    Under OPTION 1 the Death Benefit will be the greater of the Specified Amount (a minimum of $100,000 as of the date of this Prospectus), or the applicable percentage (the "Corridor Percentage") of the Accumulation Value required to maintain the Policy as a "life insurance contract" for tax purposes (the "Corridor Death Benefit"). The Corridor Percentage is 250% through the Insured's age 40 and decreases in accordance with the table in Appendix 1 to 100% at the Insured's age 95. Option 1 provides a level Death Benefit until the Corridor Death Benefit exceeds the Specified Amount.

                    Under OPTION 2 the Death Benefit will be the greater of the Specified Amount (a minimum of $100,000 as of the date of this Prospectus), plus the Accumulation Value, or the Corridor Death Benefit. Option 2 provides a varying Death Benefit which increases or decreases over time, depending on the amount of premium paid and the investment performance of the underlying funding options chosen.

                    Under both Option 1 and Option 2, the proceeds payable upon death will be the Death Benefit, reduced by partial surrenders and by the amount necessary to repay any loans in full. Option 1 will be in effect unless Option 2 has been elected in the application for the Policy or unless a change has been allowed.

                    CHANGES IN DEATH BENEFIT OPTION

                    A Death Benefit Option change will be allowed upon the Owner's written request to our Administrative Office in form satisfactory to us, subject to the following conditions:

                     - The change will take effect on the Monthly Anniversary
                       Day (the day of the month as shown in the Policy Specifications) or on the next Valuation Day following the date of receipt of the request.

                     - There will be no change in the Surrender Charge, and
                       evidence of insurability may be required.

                     - No change in the Death Benefit Option may reduce the
                       Specified Amount below $100,000.

                     - For changes from Option 1 to Option 2, the new Specified
                       Amount will equal the Specified Amount less the Accumulation Value at the time of the change.

                     - For changes from Option 2 to Option 1, the new Specified
                       Amount will equal the Specified Amount plus the Accumulation Value at the time of the change.

                    GUARANTEED DEATH BENEFIT PROVISION

                    The Guaranteed Death Benefit Provision assures that, as long as the Guaranteed Initial Death Benefit Premium is paid, the Death Benefit will not be less than the Initial Specified Amount during the first five Policy Years even if the Net Accumulation Value is insufficient to cover the current Monthly Deductions, assuming there have been no loans or partial surrenders.

                    Changes in Initial Specified Amount, partial surrenders, and Death Benefit Option changes during the first five Policy Years may affect the Guaranteed Death Benefit Premium. These events and loans may also affect the Policy's ability to remain in force.

                    PAYMENT OF DEATH BENEFIT

                    The Death Benefit is the amount payable to the Beneficiary upon the death of the Insured in accordance with the Death Benefit Option elected. Any outstanding loan amounts or overdue deductions are deducted prior to payment of the proceeds.

                    The Death Benefit under the Policy will be paid in a lump sum within seven days after receipt at our Administrative Office of due proof of the Insured's death (a certified copy of the death certificate), unless the Owner or the Beneficiary has elected that it be paid under one or more of the Settlement Options (See "Settlement Options"). Payment of the Death Benefit may be delayed if the Policy is being contested.

                    While the Insured is living, the Owner may elect a Settlement Option for the Beneficiary and deem it irrevocable, and may revoke or change a prior election. The Beneficiary may make or change an election within 90 days of the death of the Insured, unless the Owner has made an irrevocable election.

                    All or a part of the Death Benefit may be applied under one or more of the Settlement Options, or such other options as Lincoln Life may make available in the future.

                    If the Policy is assigned as collateral security, Lincoln Life will pay any amount due the assignee in one lump sum. Any excess Death Benefit due will be paid as elected.

                    The Death Benefit under the Policy at any point in time must be at least the "Corridor Percentage" of the Accumulation Value based on the Insured's attained age. The table of Corridor Percentages is in Appendix 1.

                    CHANGES IN SPECIFIED AMOUNT

                    Changes in the Specified Amount of a Policy can be made by submitting a written request to our Administrative Office in form satisfactory to us.

                    Changes in the Specified Amount are subject to the following conditions:

                     - Satisfactory evidence of insurability and a supplemental application may be required for an increase in the Specified Amount.

                     - An increase in the Specified Amount will increase the
                       Surrender Charge.

                     - As of the date of this Prospectus, the minimum allowable increase in Specified Amount is $1,000.

                     - No decrease may reduce the Specified Amount to less than
                       $100,000.

                     - No decrease may reduce the Specified Amount below the
                       minimum required to maintain the Policy's status under the Code as a life insurance policy.

                    Decreases in Specified Amount will be effective on the Monthly Anniversary Day on or next following receipt of the request at our Administrative Office, if all requirements have been met. Decreases in Specified Amount will be applied to reduce existing Specified Amount in the following order: first, the most recent increase in Specified Amount; then, the next most recent increases in Specified Amount successively; and finally, against the Specified Amount provided at issue.

                    Increases in Specified Amount, if approved by Lincoln Life and provided the Insured is living, will be effective on (i) the Monthly Anniversary Day on or next following receipt of the request at our Administrative Office and (ii) the deduction from the Accumulation Value of the first month's cost of insurance for the increase. If the Specified Amount is increased, a new Surrender Charge applies for ten years following any increase in Specified Amount. (See "Charges; Fees -- Surrender Charge".)

PREMIUM PAYMENTS; TRANSFERS

                    PREMIUM PAYMENTS

                    The Policies provide for flexible premium payments. Premium Payments are payable in the frequency and in the amount selected by the Policy Owner. The initial Premium

                    Payment is due on the Issue Date and is payable in advance. The minimum payment is the amount necessary to maintain a positive Net Accumulation Value or Guaranteed Minimum Death Benefit. Each subsequent Premium Payment must be at least $100. We reserve the right to decline any application or Premium Payment.

                    After the initial Premium Payment, all Premium Payments must be sent directly to our Administrative Office and will be deemed received when actually received there.

                    The Policy Owner may elect to increase, decrease or change the frequency of Premium Payments.

                    PLANNED PREMIUMS are Premium Payments scheduled when a Policy is applied for. This is the amount for which we send a premium reminder notice. They can be billed annually, semiannually or quarterly. Pre-authorized automatic monthly check payments may also be arranged.

                    ADDITIONAL PREMIUMS are any Premium Payments made ($100 minimum) in addition to Planned Premiums.

                    GUARANTEED INITIAL DEATH BENEFIT PREMIUM, if paid during each of the first five Policy Years, enables the Policy to remain in force regardless of investment performance, assuming no surrenders or loans during that time. The Guaranteed Initial Death Benefit Premium is stated in the Policy Specifications. An increase in Specified Amount would require a recalculation of the Guaranteed Initial Death Benefit Premium. If this premium is not paid, or there are partial surrenders or loans taken during the first five Policy Years, the Policy will lapse during the first five Policy Years if the Net Accumulation Value is less than the next Monthly Deduction, just as it would after the first five Policy Years at any time the Net Accumulation Value is less than the next Monthly Deduction.

                    Payment of Planned Premiums or Additional Premiums (any premium paid in addition to planned premiums) in any amount will not, except as noted above, guarantee that the Policy will remain in force. Conversely, failure to pay Planned Premiums or Additional Premiums will not necessarily cause a Policy to lapse (See "Guaranteed Death Benefit Provision").

                    PREMIUM INCREASES. At any time, the Owner may increase Planned Premiums, or pay Additional Premiums, but:

                     - Evidence of insurability may be required if the
                       Additional Premium or the new Planned Premium during the current Policy Year would increase the difference between the Death Benefit and the Accumulation Value. If satisfactory evidence of insurability is requested and not provided, we will refund the increase in premium without interest and without participation of such amounts in any underlying funding options.

                     - In no event may the total of all Premium Payments exceed the then-current maximum premium limitations established by federal law for a Policy to qualify as life insurance. If, at any time, a Premium Payment would result in total Premium Payments exceeding such maximum premium limitation, we will only accept that portion of the Premium Payment which will make total premiums equal the maximum. Any part of the Premium Payment in excess of that amount will be returned or applied as otherwise agreed and no further Premium Payments will be accepted until allowed by the then-current maximum premium limitations prescribed by law.

                     - If there is any Policy indebtedness, any additional Net
                       Premium Payments will be used first as a loan repayment with any excess applied as an additional Net Premium Payment.

                    ALLOCATION OF NET PREMIUM PAYMENTS

                    The Net Premium Payment is the portion of a Premium Payment, after deduction of 5.0% for the premium load, available for allocation to the Funds you selected.

                    When you purchase a Policy, you must decide how to allocate Net Premium Payments among the Sub-Accounts and the Fixed Account. Allocation to any one Sub-Account or to the Fixed Account must be in whole percentages. No allocation can be made which would result in a Sub-Account Value of less than $50 or a Fixed Account value of less than $2,500. For each Sub-Account, the Net Premium Payments are converted into Accumulation Units. The number of Accumulation Units credited to the Policy is determined by dividing the Net Premium Payment allocated to the Sub-Account by the value of the Accumulation Unit for the Sub-Account.

                    During the Right-to-Examine Period, the Net Premium Payment will be allocated to the Fixed Account, and interest credited from the Issue Date if the Premium Payment was received on or before the Issue Date. We will allocate the initial Net Premium Payment directly to the Sub-Account(s) you selected within three days after expiration of the Right-to-Examine Period.

                    Unless directed otherwise by the Policy Owner, we will allocate subsequent Net Premium Payments on the same basis as the most recent previous Net Premium Payment. Such allocation will occur as of the next Valuation Period after each payment is received.

                    You may change the allocation for future Net Premium Payments at any time free of charge, effective for Premium Payments made more than one week after we receive the notice of the new allocation at our Administrative Office. Any new allocation is subject to the same requirements as the initial allocation. We may, at our sole discretion, waive minimum premium allocation requirements.

                    TRANSFERS

                    Before the Insured attains age 100, Policy values may, at any time, be transferred ($500 minimum) from one Sub-Account to another or from the Separate Account to the Fixed Account. Within the 30 days after each Policy Anniversary, you may also transfer a portion of the Fixed Account Value to one or more Sub-Accounts, until the Insured attains age
                    100. Transfers from the Fixed Account are allowed in the 30-day period after a Policy Anniversary and will be effective as of the next Valuation Day after a request is received in good order at our Administrative Office. The cumulative amount of transfers from the Fixed Account within any such 30-day period cannot exceed 20% of the Fixed Account Value on the most recent Policy Anniversary. Lincoln Life may further limit transfers from the Fixed Account at any time.


                    Subject to the above restrictions, up to 12 transfers may be made in any Policy Year without charge. A $25 fee may apply for each transfer request in excess of 12 in any Policy Year. A single transfer request, either in writing or by telephone, may consist of multiple transactions. Any value remaining in the Fixed Account or a Sub-Account after a transfer must be at least $500. Transfers may be made in writing, by facsimile or by telephone unless you have indicated in writing in the application [or otherwise] that telephone transfers are not to be permitted. To make a telephone transfer, you must call our Administrative Office and provide, as identification, your Policy Number and a requested portion of your Social Security number. A customer service representative will then come on the line and, upon ascertaining that telephone transfers are permitted for that Policy, take the transfer request, which will be processed as of the next close of business and confirmed the day after that. We disclaim all liability for losses resulting from unauthorized or fraudulent telephone transactions, but acknowledge that if we do not follow these procedures, which it believes to be reasonable, we may be liable for such losses.



                    Please note that the telephone and/or facsimile may not always be available. Any telephone or facsimile, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should send your request in writing to our Administrative Office.


                    Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of Accumulation Units based on the Accumulation Unit values next determined after a written request is received by us at our Administrative Office. Transfer requests must be received by us at our Administrative Office by the close of the New York Stock Exchange (usually, 4:00 pm ET) on each day the New York Stock Exchange is open, in order to be effective that day. Any transfer made which causes the remaining value of Accumulation Units for a Sub-Account to be less than $500 will result in those remaining Accumulation Units being cancelled and their aggregate value reallocated proportionately among the other funding options chosen. You should carefully consider current market conditions and each Sub-Account's investment policies and related risks before allocating money to the Sub-Accounts. See "The Funds" in this Prospectus.

                    Lincoln Life, at its sole discretion, may waive minimum balance requirements on the Sub-Accounts.

                    OPTIONAL SUB-ACCOUNT ALLOCATION PROGRAMS

                    You may elect to enroll in either of the following programs, currently free of charge (though we reserve the right to charge for them). However, both programs cannot be in effect at the same time. Transfers under these programs do not count against the 12 transfers per year without charge.

                    DOLLAR COST AVERAGING

                    Dollar Cost Averaging is a program which, if elected, systematically allocates specified dollar amounts from the Money Market Sub-Account to one or more of the Policy's other Sub-Accounts at regular intervals as you select. By allocating on a regularly scheduled basis as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Dollar cost averaging will not assure a profit or protect against a declining market.

                    You may elect Dollar Cost Averaging by establishing a Money Market Sub-Account value of at least $1,000. The minimum amount per month to allocate is $100. Enrollment in this program may occur at any time by calling our Administrative Office or by providing the information requested on the Dollar Cost Averaging election form to us, provided that sufficient value is in the Money Market Sub-Account. Transfers to the Fixed Account are not permitted under Dollar Cost Averaging. We may, at our sole discretion, waive Dollar Cost Averaging minimum deposit and transfer requirements.

                    Dollar Cost Averaging will terminate when any of the following occurs: (1) the number of designated transfers has been completed; (2) the value of the Money Market Sub-Account is insufficient to complete the next transfer; (3) you request termination by telephone or in writing and such request is received at least one week prior to the next scheduled transfer date to take effect that month; or (4) the Policy is surrendered.

                    AUTOMATIC REBALANCING

                    Automatic Rebalancing is an option which, if elected by the Owner on the initial application, or thereafter by calling our Administrative Office, periodically restores to a pre-determined level the percentage of Policy Value allocated to each Sub-Account (e.g. 20% Money Market, 50% Growth, 30% Utilities). This pre-determined level will be the allocation initially selected on the application, unless subsequently changed. The Automatic Rebalancing allocation may be changed at any time by submitting a written request to Lincoln Life or by calling our Administrative Office.

                    If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Sub-Accounts must be subject to Automatic Rebalancing. The Fixed Account is not available for Automatic Rebalancing.

                    You may select Automatic Rebalancing take place on either a quarterly, semi-annual or annual basis. Once Automatic Rebalancing is activated, any Sub-Account transfers executed outside of the rebalancing option will terminate the Automatic Rebalancing. Any subsequent premium payment or withdrawal that modifies the net account balance within each Sub-Account may also cause termination of Automatic Rebalancing. Any such termination will be confirmed to the Owner. You may terminate Automatic Rebalancing or re-enroll at any time by calling or writing our Administrative Office.


CHARGES AND FEES



                    Lincoln Life deducts the charges described below to cover costs and expenses, services provided, and risks assumed under the Policies. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Policy. For example, the Premium Load and Surrender Charge may not fully cover all of the sales and distribution expenses actually incurred by Lincoln Life, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses.



                    We deduct charges in connection with the Policy to compensate us for providing the Policy's insurance benefit, administering the Policy, assuming certain risks under the Policy and for sales related expenses we incur. Lincoln Life may profit from any of these charges. The profit from any charges, including mortality and expense risk and cost of insurance charges, may be used for any purpose, including covering shortfalls from other charges.


                    PREMIUM LOAD

                    We deduct 5.0% from each Premium Payment. This amount, sometimes referred to as "premium load" covers certain Policy-related state taxes and federal income tax liabilities and a portion of our sales expenses. The Premium Payment, net of the premium load, is called the "Net Premium Payment".

                    MONTHLY DEDUCTIONS


                    We make a Monthly Deduction from the Net Accumulation Value for administrative expenses of $15 during the first Policy Year and, currently, $5 during subsequent Policy Years. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports. For subsequent Policy Years, this monthly fee will never exceed $10.


                    We also make a Monthly Deduction from the Net Accumulation Value for the Cost of Insurance and any charges for supplemental riders. The Cost of Insurance compensates

                    Lincoln Life for the anticipated cost of paying Death Benefits in excess of the Accumulation Value. The Cost of Insurance depends on the attained age, risk class and gender classification (in accordance with state law) of the Insured and the current Net Amount at Risk.

                    The Cost of Insurance is determined by dividing the Death Benefit at the beginning of the Policy month by 1.0032737, subtracting the Accumulation Value at the beginning of the Policy month, and multiplying the result (the Net Amount at Risk) by the applicable Cost of Insurance Rate as determined by Lincoln Life. The Guaranteed Maximum Cost of Insurance Rates are in Appendix 2.

                    These Monthly Deductions are deducted proportionately from the value of each funding option. This is accomplished for the Sub-Accounts by canceling Accumulation Units and withdrawing the value of the canceled Accumulation Units from each funding option in the same proportion as their respective values have to the Net Accumulation Value. The Monthly Deductions are made on the Monthly Anniversary Day.

                    If the Policy's Surrender Value is insufficient to cover the current Monthly Deduction, a 61-day Grace Period begins, and you will be notified. We will send a notice at least 31 days before the end of the Grace Period that the Policy will lapse without value unless sufficient payment (described in the notification letter) is received.

                    If the Insured is still living at age 100, no further Monthly Deductions are taken and any Separate Account Value is transferred to the Fixed Account. The Policy will then remain in force until surrender or the Insured's death.

                    TRANSACTION FEE FOR EXCESS TRANSFERS


                    A $25 fee may apply for each transfer request in excess of 12 in any Policy Year. A single transfer request, either in writing or by telephone, may consist of multiple transactions.

                    MORTALITY AND EXPENSE RISK CHARGE AND FUND EXPENSES

The purpose of the following table is to help purchasers and prospective purchasers understand the costs and expenses that are borne, directly and indirectly, by purchasers assuming that all Net Premium Payments are allocated to the Separate Account. The tables reflect expenses of the individual Funds underlying the Separate Sub-Accounts. The Mortality and Expense Risk Charge is the currently charged rate of .80% during the first twelve Policy Years. It currently declines to .55% per year thereafter and is guaranteed not to exceed
 .90% per year.


                            PORTFOLIO EXPENSE TABLE



                                                                                                             TOTAL FUND
                                                                     TOTAL ANNUAL FUND                       OPERATING
                                                                     OPERATING EXPENSES                    EXPENSES WITH
                               MANAGEMENT                  OTHER     WITHOUT WAIVERS OR   TOTAL WAIVERS     WAIVERS AND
  FUND                           FEES(1)     12(B)1 FEE   EXPENSES       REDUCTIONS       AND REDUCTIONS   REIMBURSEMENTS
  ----                         -----------   ----------   --------   ------------------   --------------   --------------
  AIM V.I. Capital
   Appreciation..............     0.61%         N/A         0.21%           0.82%               N/A             0.82%
  AIM V.I. Diversified
   Income....................     0.60          N/A         0.30            0.90                N/A             0.90
  AIM V.I. Growth............     0.61          N/A         0.22            0.83                N/A             0.83
  AIM V.I. Value.............     0.61          N/A         0.23            0.84                N/A             0.84
  Delaware Emerging
   Markets -- Standard
   Class (2a)................     1.25          N/A         0.43            1.68              (0.18%)           1.50
  Delaware Small Cap
   Value -- Standard
   Class (2b)................     0.75          N/A         0.14            0.89              (0.04)            0.85
  Delaware Trend -- Standard
   Class (2c)................     0.73          N/A         0.11            0.84              (0.01)            0.83
  Deutsche Asset Management
   VIT Equity 500 Index
   (3).......................     0.20          N/A         0.14            0.34              (0.04)            0.30
  Fidelity VIP:
   Equity-Income -- Initial
   Class (4).................     0.48          N/A         0.08            0.56                N/A             0.56
  Fidelity VIPII: Asset
   Manager -- Initial
   Class.....................     0.53          N/A         0.08            0.61                N/A             0.61
  Fidelity VIP II: Investment
   Grade Bond -- Initial
   Class.....................     0.43          N/A         0.11            0.54                N/A             0.54
  LN Money Market............     0.48          N/A         0.10            0.58                N/A             0.58
  MFS Emerging Growth --
   Initial Class (5).........     0.75          N/A         0.10            0.85                N/A             0.85
  MFS Total Return -- Initial
   Class(5)..................     0.75          N/A         0.15            0.90                N/A             0.90
  MFS Utilities -- Initial
   Class (5).................     0.75          N/A         0.16            0.91                N/A             0.91
  OCC Global Equity (6)......     0.80          N/A         0.34            1.14                N/A             1.14
  OCC Managed (6)............     0.78          N/A         0.08            0.86                N/A             0.86
  Templeton Asset
   Strategy -- Class 1.......     0.60          N/A         0.21            0.81                N/A             0.81
  Templeton Growth
   Securities -- Class 1
   (7).......................     0.81          N/A         0.07            0.88                N/A             0.88
  Templeton International
   Securities -- Class 1.....     0.67          N/A         0.20            0.87                N/A             0.87


------------------------------


(1) Certain of the fund advisors reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the management fees and are not charged to investors. Some advisors pay higher fees than others.



(2) (a) The investment advisor for the Emerging Markets Series is Delaware International Advisers Ltd. ("DIAL"). Effective May 1, 2001 through October 31, 2001, DIAL has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 1.50%. Without such an arrangement, the total operating expense for the Series would have been 1.68%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 1.25% on the first $500 million, 1.20% on the next $500 million, 1.15% on the next $1,500 million, 1.10% on assets in excess of $2,500 million, all per year.



(2) (b) The investment advisor for the Small Cap Value Series is Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been

         0.89%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



(2) (c) The investment advisor for the Trend Series is Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



(3) Under the Advisory Agreement with Deutsche Asset Management, Inc. (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.30% of average daily net assets. Without the reimbursement to the Funds for the year ended 12/31/00 total expenses would have been 0.34% for the Equity 500 Index Fund.



(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund expenses for details.



(5) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.84% for Emerging Growth; 0.89% for Total Return; 0.90% for Utilities.



(6) Management Fees reflect effective management fees before taking into effect any fee waiver. Other Expenses are shown before expense offsets afforded the Portfolios. Total Portfolio Expenses for the Managed Portfolio is limited by OpCap Advisors so that the annualized operating expenses (net of any expense offset) do not exceed 1.00% of average daily net assets. Total Portfolio Expenses for the Global Equity Portfolio are limited to 1.25% of average daily net assets.



(7) The Fund administration fee is paid indirectly through the management fee.

                    SURRENDER CHARGE

                    Upon surrender of a Policy, a surrender charge may apply, as described below. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. (See "Appendix 3 -- Illustration of Surrender Charges".)

                    The initial Surrender Charge, as specified in the Policy, is based on the Initial Specified Amount and the amount of Premium Payments during the first two Policy Years. Once determined, the Surrender Charge will remain the same dollar amount during the third through fifth Policy Years. Thereafter, it declines monthly at a rate of 20% per year so that after the end of the tenth Policy Year (assuming no increases in the Specified Amount) the Surrender Charge will be zero. Thus, the Surrender Charge at the end of the sixth Policy Year would be 80% of the Surrender Charge at the end of the fifth Policy Year, at the end of the seventh Policy Year would be 60% of the Surrender Charge at the end of the fifth Policy Year, and so forth. However, in no event will the Surrender Charge exceed the maximum allowed by state or federal law.

                    If the Specified Amount is increased, a new Surrender Charge will be applicable, in addition to any existing Surrender Charge. The Surrender Charge applicable to the increase would be equal to the Surrender Charge on a new policy whose Specified Amount was equal to the amount of the increase. Supplemental Policy Specifications will be sent to the Owner upon an increase in Specified Amount reflecting the maximum additional Surrender Charge in the Table of Surrender Charges. As of the date of this Prospectus, the minimum allowable increase in Specified Amount is $1,000. Lincoln Life may change this at any time.

                    If the Specified Amount is decreased while the Surrender Charge applies, the Surrender Charge will remain the same.


                    No Surrender Charge is imposed on a partial surrender, but an administrative fee of 2% of the amount withdrawn (not to exceed $25) is imposed, allocated pro-rata among the Sub-Accounts (and, where applicable, the Fixed Account) from which the partial surrender proceeds are taken unless the Owner instructs Lincoln Life otherwise.


                    The portion of the Surrender Charge applied to reimburse Lincoln Life for sales and promotional expense is at most 28.5% of the sum of Premium Payments in the first two Policy Years up to one Guideline Annual Premium, plus 8.5% of Premium Payments in the first two Policy Years between one and two times one Guideline Annual Premium plus 7.5% of Premium Payments in the first two Policy Years in excess of two times one Guideline Annual Premium. The portion applicable to administrative expense is $6.00 per $1,000 of Initial Specified Amount. Under certain circumstances involving the payment of very large premiums during the first two Policy Years, a lesser portion of the Surrender Charge will be applied to reimburse us for sales and promotional expense, if and to the extent required by state law. Any surrenders may result in tax implications. (See "Tax Issues".)

                    Based on its actuarial determination, Lincoln Life does not anticipate that the Surrender Charge will cover all sales and administrative expenses which Lincoln Life will incur in connection with the Policy. Any such shortfall, including but not limited to payment of sales and distribution expenses, would be available for recovery from our General Account, which supports insurance and annuity obligations.

                    REDUCTION OF CHARGES -- PURCHASES ON A CASE BASIS


                    This Policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis. Lincoln Life reserves the right to reduce premium loads or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the individual policies and any other circumstances which Lincoln Life believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification by Lincoln Life on a uniform Case basis. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Policy Owners funded by Lincoln Life Flexible Premium Variable Life Account M.


POLICY VALUES

                    ACCUMULATION VALUE

                    Once a Policy has been issued, each Net Premium Payment allocated to a Sub-Account of the Separate Account is credited in the form of Accumulation Units, representing the Fund in which assets of that Sub-Account are invested. An Accumulation Unit is a unit of measure used to calculate the value of each Sub-Account. Each Net Premium Payment will be credited to the Policy as of the end of the Valuation Period in which it is received at our Administrative Office (or portion thereof allocated to a particular Sub-Account). The number of Accumulation Units credited is determined by dividing the Net Premium Payment by the value of an Accumulation Unit next computed after receipt. Since each Sub-Account has a unique Accumulation Unit value, a Policy Owner who has elected a combination of funding options will have Accumulation Units credited from more than one source.

                    The Accumulation Value of a Policy is the sum of the Fixed Account Value, Separate Account Value and Loan Account Value. It is determined by: (a) multiplying the total number of Accumulation Units credited to the Policy for each applicable Sub-Account by its appropriate current Accumulation Unit value; (b) if a combination of Sub-Accounts is elected, totaling the resulting values; and
                    (c) adding any values attributable to the General Account (i.e., the Fixed Account Value and the Loan Account Value).

                    The number of Accumulation Units credited to a Policy will not be changed by any subsequent change in the value of an Accumulation Unit. Such value may vary from Valuation Period to Valuation Period to reflect the investment experience of the Fund used in a particular Sub-Account.

                    The Fixed Account Value reflects amounts allocated to the General Account through payment of premiums or transfers from the Separate Account. The Fixed Account Value is guaranteed; however, there is no assurance that the Separate Account Value of the Policy will equal or exceed the Net Premium Payments allocated to the Separate Account.

                    You will be advised at least annually as to the number of Accumulation Units which remain credited to the Policy, the current Accumulation Unit values, the Separate Account Value, the Fixed Account Value and the Loan Account Value.

                    Accumulation Value will be affected by Monthly Deductions.

                    VARIABLE ACCUMULATION UNIT VALUE

                    The Accumulation Unit value for each Sub-Account was or will be arbitrarily established at the inception of the Sub-Account. It may increase or decrease from Valuation Period to Valuation Period. The Accumulation Unit value for a Sub-Account for any later Valuation Period is determined as follows:
                       (1)The total value of Fund shares held in the Sub-Account
                          is calculated by multiplying the number of Fund shares owned by the Sub-Account at the beginning of the Valuation Period by the net asset value per share of the Fund at the end of the Valuation Period, and adding any dividend or other distribution of the Fund if an ex-dividend date occurs during the Valuation Period; minus
                       (2)The liabilities of the Sub-Account at the end of the
                          Valuation Period; such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that Lincoln Life determines result from the operations of the Separate Account; and
                       (3)The result of (2) is divided by the number of
                          Sub-Account units outstanding at the beginning of the Valuation Period.

                    The daily charges imposed on a Sub-Account for any Valuation Period are equal to the daily mortality and expense risk charge plus any applicable daily administrative charge multiplied by the number of calendar days in the Valuation Period.

                    SURRENDER VALUE

                    The Surrender Value of a Policy is the amount the Owner can receive in cash by surrendering the Policy. This equals the Net Accumulation Value minus the applicable Surrender Charge. All or part of the Surrender Value may be applied to one or more of the Settlement Options. (See "Surrender Charge.")

SURRENDERS

                    There may be adverse tax consequences associated with surrenders from the Policy. (See "Tax Issues")

                    PARTIAL SURRENDERS


                    A partial surrender may be made at any time by written request to our Administrative Office during the lifetime of the Insured and while the Policy is in force. Such request may also be made by telephone if telephone transfers have been previously authorized in writing. A transaction fee of 2% of the amount withdrawn (not to exceed $25), is charged for each partial surrender.


                    The amount of a partial surrender may not exceed 90% of the Surrender Value at the end of the Valuation Period in which the election becomes or would become effective, and may not be less than $500.

                    For an Option 1 Policy (See "Death Benefit"): A partial surrender will reduce the Accumulation Value, Death Benefit, and Specified Amount. The Specified Amount and Accumulation Value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

                    For an Option 2 Policy (See "Death Benefit"): A partial surrender will reduce the Accumulation Value and the Death Benefit, but it will not reduce the Specified Amount.

                    The Specified Amount remaining in force after a partial surrender may not be less than $100,000. Any request for a partial surrender that would reduce the Specified Amount below this amount will not be granted. In addition, if, following the partial surrender and the corresponding decrease in the Specified Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, the decrease may be limited to the extent necessary to meet the federal tax law requirements.


                    If, at the time of a partial surrender, the Net Accumulation Value is attributable to more than one funding option, the transaction fee and the amount paid upon the surrender will be taken proportionately from the values in each funding option, unless you and we agree otherwise.


                    FULL SURRENDERS

                    A full surrender may be made at any time. We will pay the Surrender Value next computed after receiving your written request at our Administrative Office in a form satisfactory to us. Payment of any amount from the Separate Account on a full surrender will usually be made within seven calendar days thereafter. If the owner makes a full surrender all coverage under the policy will automatically terminate and may not be reinstated.

                    DEFERRAL OF PAYMENT AND TRANSFERS

                    Payment of loans or of the surrendered amount from the Separate Account may be postponed when the New York Stock Exchange is closed and for such other periods as the Commission may require. Payment or transfer from the Fixed Account may be deferred up to six months at our option. If Lincoln Life exercises its right to defer such payment or transfer, interest will be added as required by law.

LAPSE AND REINSTATEMENT

                    LAPSE OF A POLICY; EFFECT OF GUARANTEED DEATH BENEFIT PROVISION

                    A Policy will not lapse during the five-year period after its Issue Date regardless of investment performance if, on each Monthly Anniversary Day within that period the sum of premiums paid equals or exceeds the required amount of the Guaranteed Initial Death Benefit Premium for that period, assuming there have been no loans or partial surrenders. If there have been any loans or partial surrenders, the Policy may lapse unless there is sufficient Net Accumulation Value to cover the Monthly Deduction.

                    After the five-year period expires, and depending on the investment performance of the funding options, the Net Accumulation Value may be insufficient to keep this Policy in force, and payment of an additional premium may be necessary.

                    If the guaranteed Death Benefit Provision is not in effect, the Policy lapses and all coverage under the Policy automatically terminates, if a Monthly Deduction is greater than the Net Accumulation Value and no payment to cover the Monthly Deduction is made within the Grace Period. We will send you a lapse notice at least 31 days before the Grace Period expires.


                    The Grace Period is the later of (a) 31 days after the date of mailing of the notice (as explained above), and (b) 61 days after the date of the Monthly Anniversary Day with respect to which such notice was sent.

                    REINSTATEMENT OF A LAPSED POLICY

                    You can apply for reinstatement at any time during the Insured's lifetime if the Policy was not surrendered for cash. To reinstate a Policy, we will require satisfactory evidence of insurability and an amount sufficient to pay for the current Monthly Deduction plus two additional Monthly Deductions.

                    If the Policy is reinstated within five years of the Issue Date, all values including the Loan Account Value will be reinstated to the point they were on the date of lapse. However, the Guaranteed Initial Death Benefit Option will not be reinstated.

                    If the Policy is reinstated after five years following the Issue Date, it will be reinstated on the Monthly Anniversary Day following our approval. The Accumulation Value at reinstatement will be the Net Premium Payment then made less the Monthly Deduction due that day.

                    If the Accumulation Value is not sufficient to cover the full Surrender Charge at the time of lapse, the remaining portion of the Surrender Charge will also be reinstated at the time of Policy reinstatement.

POLICY LOANS

                    A Policy loan requires that a loan agreement be executed and that the Policy be assigned to us. The loan may be for any amount up to 100% of the Surrender Value; however, we may limit the amount of such loan so that total Policy indebtedness will not exceed 90% of an amount equal to the Accumulation Value less the Surrender Charge which would be imposed on a full surrender. The minimum loan amount is $500. If Policy values are held in more than one funding option, withdrawals from each funding option will be made in proportion to the assets in each funding option at the time of the loan for transfer to the Loan Account, unless we are instructed otherwise in writing at our Administrative Office.

                    The Loan Account is where policy indebtedness (outstanding loans and loan interest) accrues once it is transferred out of the Fixed Account and the Sub-Accounts. The Loan Account is part of Lincoln Life's General Account. The Loan Account Value is equal to the sum of all outstanding loans and loan interest.

                    Interest charged on loans is payable by you and will accrue at an annual rate of 8%. Loan interest is payable once a year in arrears on each policy anniversary, or earlier upon full surrender or other payment of proceeds of a Policy. Any interest not paid when due becomes part of the loan and the interest will be withdrawn proportionately from the values in each funding option.

                    We will credit interest on the Loan Account Value. During the first ten Policy Years, our current practice is to credit interest at an annual rate equal to the interest rate charged on the loan minus 1% (guaranteed not to exceed 2%). Beginning with the eleventh Policy Year, our current practice is to credit interest at an annual rate equal to the interest rate charged on the loan, less .25% annually (guaranteed not to exceed 1%). In no case will the annual credited interest rate be less than 6% in each of the first ten Policy Years and 7% thereafter. Interest paid will be allocated among the funding options according to current Net Premium Payment allocations.

                    Repayments on the loan will be allocated among the funding options according to current Net Premium Payment allocations. The Loan Account Value will be reduced by the amount of any loan repayment.

                    A Policy loan, whether or not repaid, will affect the proceeds payable upon the Insured's death and the Accumulation Value because the investment results of the Separate Account or the Fixed Account will apply only to the non-loaned portion of the Accumulation Value. The longer a loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Separate Account or the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable.

                    If at any time the total indebtedness against the Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less surrender charge, the Policy will terminate without value subject to the conditions in the Grace Period provision.

                    If a Policy lapses while a loan is outstanding, adverse tax consequences may result. (See "Tax Matters -- Policy Proceeds.")

SETTLEMENT OPTIONS

                    Death Benefit proceeds in the form of Settlement Options are payable by Lincoln Life at the Beneficiary's election upon the Insured's death, or while the Insured is alive upon election by the Owner of one of the Settlement Options. Settlement Options are available if the Owner chooses to surrender the Policy.

                    A written request may be made to elect, change, or revoke a Settlement Option before payments begin under any Settlement Option. This request must be in form satisfactory to us, and will take effect upon its receipt at our Administrative Office. The first payment under the Settlement Option selected will become payable on the date proceeds are settled under the option. Payments after the first payment will be made on the first day of each month. Once payments have begun, the Policy cannot be surrendered and neither the payee nor the Settlement Option may be changed.

                    FIRST OPTION -- Payments for the lifetime of the payee.

                    SECOND OPTION -- Payments for the lifetime of the payee, guaranteed for 60, 120, 180, or 240 months;

                    THIRD OPTION -- Payment for a stated number of years, at least five but no more than thirty;

                    FOURTH OPTION -- Payment of interest annually on the sum left with us at a rate of at least 3% per year, and upon the payee's death the amount on deposit will be paid.

                    ADDITIONAL OPTIONS -- Policy proceeds may also be settled under any other method of settlement offered by us at the time the request is made.

OTHER POLICY PROVISIONS

                    ISSUANCE

                    A Policy may only be issued upon receipt of satisfactory evidence of insurability, and generally only where the Insured is below the age of 80.

                    EFFECTIVE DATE OF COVERAGE

                    The effective date of this Policy will be the Issue Date, provided the initial premium has been paid while the Insured is alive and prior to any change in the health and insurability of the Insured as represented in the application.

                    SHORT-TERM RIGHT TO CANCEL THE POLICY


                    A Policy may be returned to Lincoln Life for cancellation on or before 10 days after delivery to the Owner (or a greater number of days if required by your state). This is called the Right-to-Examine Period. If the Policy is returned for cancellation within the Right-to-Examine Period, we will return any Premium Payments. However, if a Premium Payment was made by check, there may be a delay until the check clears. Any Premium Payments we receive before the end of the Right-to-Examine Period will be held in the Fixed Account.


                    POLICY OWNER

                    The Owner on the Date of Issue will be the person designated in the Policy Specifications as having all ownership rights under the Policy.

                    The Insured is the person on whose life the Policy is issued. While the Insured is living, all rights in this Policy are vested in the Policy Owner named in the application or as subsequently changed, subject to assignment, if any.

                    You may name a new Policy Owner while the Insured is living. Any such change in ownership must be in a written form satisfactory to us and recorded at our Administrative Office. Once recorded, the change will be effective as of the date signed; however, the change will not affect any payment made or action we take before it was recorded. We may require that the Policy be submitted for endorsement before making a change.

                    If the Policy Owner is other than the Insured, names no contingent Policy Owner and dies before the Insured, the Policy Owner's rights in this Policy belong to the Policy Owner's estate.

                    BENEFICIARY

                    The Beneficiary(ies) shall be as named in the application or as subsequently changed, subject to assignment, if any.

                    You may name a new Beneficiary while the Insured is living. Any change must be in a written form satisfactory to us and recorded at our Administrative Office. Once recorded, the change will be effective as of the date signed; however, the change will not affect any payment made or action taken by us before it was recorded.

                    If any Beneficiary predeceases the Insured, that Beneficiary's interest passes to any surviving Beneficiary(ies), unless otherwise provided. Multiple Beneficiaries will be paid in equal shares, unless otherwise provided. If no named Beneficiary survives the Insured, the death proceeds shall be paid to you or your executor(s), administrator(s) or assigns.

                    ASSIGNMENT

                    While the Insured is living, you may assign your rights in the Policy. The assignment must be in writing, signed by you and recorded at our Administrative Office. No assignment will affect any payment made or action taken by us before it was recorded. We are not responsible for any assignment not submitted for recording, or for the sufficiency or validity of any assignment. The assignment will be subject to any indebtedness owed to us before it was recorded.

                    RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY

                    You may, within the first two Policy Years, exchange the Policy for a permanent life insurance policy then being offered by us. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the Issue Date. No evidence of insurability will be required.

                    The Policy Owner, the Insured and the Beneficiary under the new policy will be the same as those under the exchanged Policy on the effective date of the exchange. The Accumulation Value under the new Policy will be equal to the Accumulation Value under the old Policy on the date the exchange request is received. The new policy will have a Death Benefit on the exchange date not more than the Death Benefit of the original Policy immediately prior to the exchange date. If the Accumulation Value is insufficient to support the Death Benefit, you will be required to make additional Premium Payments in order to effect the exchange. The new policy will have the Issue Date and Issue Age as of the exchange date. The initial Specified Amount and any increases in Specified Amount will have the same rate class as those of the original Policy. Any indebtedness may be transferred to the new policy.

                    The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two Policies. After adjustment, if any excess is owed you, we will pay the excess in cash. The exchange may be subject to federal income tax withholding.

                    INCONTESTABILITY

                    We will not contest payment of the death proceeds based on the Initial Specified Amount after the Policy has been in force during the Insured's lifetime for two years from the Issue Date. For any increase in Specified Amount requiring evidence of insurability, we will not contest payment of the death proceeds based on such an increase after it has been in force during the Insured's lifetime for two years from its effective date.

                    MISSTATEMENT OF AGE OR SEX

                    The Issue Age is the age of the Insured, to the nearest birthday, on the Issue Date, the date on which the Policy becomes effective. This date is shown on the Policy Specifications.

                    If the age or sex of the Insured has been misstated, the affected benefits will be adjusted. The amount of the Death Benefit will be 1. multiplied by 2. and then the result added to 3. where:

                    1. is the Net Amount at Risk (Death Benefit minus
                       outstanding loans, if any, minus the Accumulation Value) at the time of the Insured's death;

                    2. is the ratio of the monthly cost of insurance applied in the policy month of death to the monthly cost of insurance that should have been applied at the true age and sex in the policy month of death; and

                    3. is the Accumulation Value at the time of the Insured's
                       death.

                    SUICIDE

                    If the Insured dies by suicide, while sane or insane, within two years from the Issue Date, we will pay no more than the sum of the premiums paid, less any indebtedness and the amount of any partial surrenders. If the Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the Specified Amount, we will pay no more than a refund of the monthly charges for the cost of such additional benefit.

                    NONPARTICIPATING POLICIES

                    These are nonparticipating Policies on which no dividends are payable. These Policies do not share in our profits or surplus earnings.

                    RIDERS


                    A Waiver of Monthly Deduction Rider may be added to the Policy. Under this rider, Lincoln Life will maintain the Death Benefit by paying covered monthly deductions during periods of disability. Charges for this rider, if elected, are part of the Monthly Deductions. Rider availability may vary by state.



                    In our discretion, we may offer additional riders that may alter the benefits or charges in your Policy. Riders may have tax consequences.


TAX ISSUES


                    INTRODUCTION. The Federal income tax treatment of the policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your policy, and is not intended as tax advice. This discussion also does not address other Federal tax consequences, such as estate, gift and generation skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the policy. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.


                    TAXATION OF LIFE INSURANCE CONTRACTS IN GENERAL

                    TAX STATUS OF THE POLICY. Section 7702 of the Code establishes a statutory definition of life insurance for Federal tax purposes. We believe that the policy will meet the statutory definition of life insurance, which places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. As a result, the death benefit payable under the policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for Federal income tax purposes.

                    INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a policy to be treated as a life insurance contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract premium payments. Although we do not control the investments of the subaccounts, we expect that the subaccounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                    RESTRICTION ON INVESTMENT OPTIONS. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

                    NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your contract value until there is a distribution from your policy.

                    TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

                    TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, except as described below, any increase in your contract value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for Federal income tax purposes.

                    POLICIES WHICH ARE MECS

                    CHARACTERIZATION OF A POLICY AS A MEC. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test" under the tax law or if the policy is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a later increase in benefits, any other material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven contract years.

                    TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the policy is a MEC, withdrawals from the policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

                    PENALTY TAXES PAYABLE ON WITHDRAWALS. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age
                    59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

                    SPECIAL RULES IF YOU OWN MORE THAN ONE MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.

                    POLICIES WHICH ARE NOT MECS

                    TAX TREATMENT OF WITHDRAWALS. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

                    CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY YEARS.Section 7702 places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.

                    TAX TREATMENT OF LOANS. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all contract value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.

                    OTHER CONSIDERATIONS

                    INSURED LIVES PAST AGE 100. If the insured survives beyond the end of the mortality table used to measure charges under the policy, which ends at age 100, we believe the policy will continue to qualify as life insurance for Federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.

                    COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium payments we have determined for the policies will comply with the Federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a contract year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the Federal tax definition of life insurance.

                    DISALLOWANCE OF INTEREST DEDUCTIONS. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

                    FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

                    CHANGES IN THE POLICY OR CHANGES IN THE LAW. Changing the owner, exchanging the contract, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

                    TAX STATUS OF LINCOLN LIFE

                    Under existing Federal income tax laws, Lincoln Life does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If

                    Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

OTHER MATTERS

                    DIRECTORS AND OFFICERS OF LINCOLN LIFE

                    The following persons are Directors and Officers of Lincoln Life. Except as indicated below, the address of each is 1300 South Clinton Street, Fort Wayne, Indiana 46802, and each has been employed by Lincoln Life or its affiliates for more than 5 years.


                                    NAME, ADDRESS AND
                               POSITION(S) WITH REGISTRANT        PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            ----------------------------------  ------------------------------------------
                            JON A. BOSCIA                       Chief Executive Officer and Chairman of
                            PRESIDENT AND DIRECTOR              the Board of Directors [3/01 -- present]
                            1500 Market Street                  Lincoln National Corporation; President
                            Suite 3900                          and Director [12/99 -- present] The
                            Philadelphia, PA                    Lincoln National Life Insurance Company.
                            19102                               Formerly: President, Chief Executive
                                                                Officer and Director [1/98 -- 3/01],
                                                                Lincoln National Corporation; President,
                                                                Chief Executive Officer and Director
                                                                [10/96 -- 1/98] and President and Chief
                                                                Operating Officer [5/94 -- 10/96], The
                                                                Lincoln National Life Insurance Company.
                            JANET CHRZAN                        Senior Vice President and Chief Financial
                            SENIOR VICE PRESIDENT AND CHIEF     Officer [4/00 -- present], Formerly: Vice
                            FINANCIAL OFFICER                   President and Treasurer [8/95 -- 4/00],
                                                                The Lincoln National Life Insurance
                                                                Company.
                            JOHN H. GOTTA                       Chief Executive Officer of Life Insurance,
                            CHIEF EXECUTIVE OFFICER OF LIFE     Senior Vice President, Assistant Secretary
                            INSURANCE, SENIOR VICE PRESIDENT,   and Director [12/99 -- present]. Formerly:
                            ASSISTANT SECRETARY AND DIRECTOR    Senior Vice President and and Assistant
                            350 Church Street                   Secretary [4/98 -- 12/99], Senior Vice
                            Hartford, CT 06103                  President [2/98 -- 4/98, Vice President
                                                                and General Manager [1/98 -- 2/98], The
                                                                Lincoln National Life Insurance Company;
                                                                Senior Vice President [3/96 -- 12/97],
                                                                Connecticut General Life Insurance
                                                                Company; Vice President [8/94 -- 3/96],
                                                                Connecticut (Massachusets Mutual) Mutual
                                                                Life Insurance Company.
                            CHARLES E. HALDEMAN, JR.            Director [7/00 -- present], The Lincoln
                            DIRECTOR                            National Life Insurance Company;
                            One Commerce                        President, Chief Executive Officer and
                            2005 Market Street                  Director [1/00 -- present], Lincoln
                            Philadelphia, PA                    National Investment Companies,
                            19103                               Incorporated; President, Chief Executive
                                                                Officer and Director [1/00 -- present],
                                                                Delaware Management Holdings,
                                                                Incorporated; President and Director
                                                                [7/00 -- present], Lincoln Investment
                                                                Management, Incorporated. Formerly:
                                                                President and Chief Operating Officer
                                                                [2/98 -- 1/00], United Asset Management
                                                                Corporation; Director and Partner 1/85 --
                                                                12/99], Cooke & Bieler, Incorporated.
                            J. MICHAEL HEMP                     President and Director [7/97 -- present],
                            SENIOR VICE PRESIDENT               Lincoln Financial Advisors Incorporated;
                            350 Church Street                   Senior Vice President [formerly Vice
                            Hartford, CT 06103                  President][10/95 -- present], The Lincoln
                                                                National Life Insurance Company.

                                    NAME, ADDRESS AND
                               POSITION(S) WITH REGISTRANT        PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            ----------------------------------  ------------------------------------------
                            GARY W. PARKER                      Senior Vice President and Chief Product
                            SENIOR VICE PRESIDENT AND CHIEF     Officer [3/00 -- present], Vice President,
                            PRODUCT OFFICER                     Product Management [7/98 -- 3/00], The
                            350 Church Street                   Lincoln National Life Insurance Company.
                            Hartford, CT 06103                  Formerly: Senior Vice President, Life
                                                                Products [10/97 -- 6/98], Vice President,
                                                                Marketing Services [9/89 -- 10/97], Life
                                                                of Virginia.
                            LAWRENCE T. ROWLAND                 Executive Vice President [10/96 --
                            EXECUTIVE VICE PRESIDENT AND        present], Formerly: Senior Vice President
                            DIRECTOR                            [1/93 -- ]10/96], The Lincoln National
                            One Reinsurance Place               Life Insurance Company. Chairman, Chief
                            1700 Magnavox Way                   Executive Officer, President and Director
                            Fort Wayne, IN 46802                [10/96 -- present], Formerly: Senior Vice
                                                                President [10/95 -- 10/96], Vice President
                                                                [10/91 -- 10/95, Lincoln National
                                                                Reassurance Company.
                            KEITH J. RYAN                       Vice President, Controller and Chief
                            VICE PRESIDENT, CONTROLLER AND      Accounting Officer [1/96 -- present], The
                            CHIEF ACCOUNTING OFFICER            Lincoln National Life Insurance Company.
                            LORRY J. STENSRUD                   Chief Executive Officer of Annuities,
                            CHIEF EXECUTIVE OFFICER OF          Executive Vice President and Director
                            ANNUITIES, EXECUTIVE VICE           [6/00 -- present], The Lincoln National
                            PRESIDENT AND DIRECTOR              Life Insurance Company. Formerly:
                                                                President and Chief Executive Officer
                                                                [6/95 -- 6/00], Cova Life Insurance
                                                                (Xerox Life).
                            TODD R. STEPHENSON                  Senior Vice President and Treasurer
                            SENIOR VICE PRESIDENT AND           [4/00 -- present], The Lincoln National
                            TREASURER                           Life Insurance Company. Formerly: Senior
                                                                Vice President, Chief Financial Officer
                                                                and Assistant Treasurer [3/99 -- 4/00],
                                                                The Lincoln National Life Insurance
                                                                Company; Senior Vice President and Chief
                                                                Operating Officer [1/98 -- 3/99], Lincoln
                                                                Life & Annuity Distributors, Inc.; Senior
                                                                Vice President and Chief Operating Officer
                                                                [1/98 -- 3/99], Lincoln Financial Advisors
                                                                Corporation; Senior Vice President,
                                                                Treasurer, Chief Financial Officer and
                                                                Director [2/95 -- 12/97], American States
                                                                Insurance Company.
                            RICHARD C. VAUGHAN                  Executive Vice President and Chief
                            DIRECTOR                            Financial Officer [1/95 -- present],
                            Centre Square                       Formerly: Senior Vice President and Chief
                            West Tower                          Financial Officer [6/92 -- 1/95], Lincoln
                            1500 Market Street                  National Corporation.
                            Suite 3900
                            Philadelphia, PA 19102
                            MICHAEL R. WALKER                   Senior Vice President and Chief
                            SENIOR VICE PRESIDENT AND CHIEF     Development Officer [3/00 -- present],
                            DEVELOPMENT OFFICER                 Senior Vice President [1/98 -- 3/00],
                            350 Church Street                   Vice President [1/96 -- 1/98], The Lincoln
                            Hartford, CT 06103                  National Life Insurance Company. Formerly:
                                                                Vice President [3/93 -- 1/96], Employers
                                                                Health Insurance Company.


                    DISTRIBUTION OF POLICIES


                    Lincoln Life intends to offer the Policy in all jurisdictions where it is licensed to do business. Lincoln Life, also the principal underwriter for the Policies, is registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The principal underwriter has responsibility for establishing a selling plan for the Policies. The principal business address of Lincoln Life is 1300 South Clinton Street, Fort Wayne, IN 46802.



                    The Policy may be sold by individuals who, in addition to being appointed as life insurance agents for Lincoln Life, are also registered representatives of Lincoln Financial Advisors Corp. or Lincoln Financial Distributors (both registered broker-dealers affiliated with Lincoln Life). The Policy may also be sold by registered representatives of other broker-dealers. Registered representatives may receive commission and service fees up to 60% of the first year premium plus up to 5% of all other premiums paid. In lieu of premium-based commission, Lincoln may pay equivalent amounts over time based on Accumulation Value. Selling representatives are also eligible for cash bonuses and "non-cash compensation." The latter (as defined in NASD
                    Rule 2820) is represented by such things as office space, computers, club credit, newsletters, and training.



                    The selling office receives additional compensation on the first year premium and all additional premiums. In some situations the selling office may elect to share its commission with the registered representative. Depending on particular selling arrangements there may be others whom Lincoln compensates for distribution activities. (For example, Lincoln Life may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices.)



                    All compensation is paid from Lincoln Life's resources, which include sales charges made under this Policy.


                    CHANGES OF INVESTMENT POLICY

                    Lincoln Life may materially change the investment policy of the Separate Account. We must inform the Policy Owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which shall disapprove it if deemed detrimental to the interests of the Policy Owners or if it renders our operations hazardous to the public. If you object, the Policy may be converted to a substantially comparable fixed benefit life insurance policy offered by us on the life of the Insured. You have the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. We will not require evidence of insurability for this conversion.

                    The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the Death Benefit of the Policy converted on the date of such conversion.


                    STATE REGULATION


                    We are subject to the laws of Indiana governing insurance companies and to regulation by the Indiana Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering our operation for the preceding year and our financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves so that the Insurance Department may certify the items are correct. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Indiana Department of Insurance. Such regulation does not, however, involve any supervision of management or investment practices or policies.

                    REPORTS TO POLICY OWNERS

                    Lincoln Life maintains Policy records and will mail to each Policy Owner, at the last known address of record, an annual statement showing the amount of the current Death Benefit, the Accumulation Value, and Surrender Value, premiums paid and monthly charges deducted since the last report, the amounts invested in the Fixed Account and in each Sub-Account of the Separate Account, and any Loan Account Value.

                    Policy Owners will also be sent annual reports containing financial statements for the Separate Account and annual and semi-annual reports of the Funds as required by the 1940 Act.


                    Policy Owners will receive statements of significant transactions such as: changes in Specified Amount or Death Benefit Option; transfers among Sub-Accounts; Premium Payments; loans and repayment of loans; reinstatement; and termination.


                    ADVERTISING

                    We are also ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect our financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the Policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                    We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisement. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

                    LEGAL PROCEEDINGS


                    Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.



                    Lincoln Life has also reached an agreement in principle to resolve its potential liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The agreement, which is subject to court approval, is expected to become final later in 2001.



                    After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the financial position of Lincoln Life.


                    EXPERTS

                    The financial statements of the Separate Account and the statutory-basis financial statements of Lincoln Life appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports which also appear elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.


                    Actuarial matters included in this Prospectus have been examined by Vaughn W. Robbins, FSA, as stated in the opinion filed as an exhibit to the Registration Statement.


                    Legal matters in connection with the Policies described herein are being passed upon by Robert A. Picarello, Esq., as stated in the opinion filed as an exhibit to the Registration Statement.

                    REGISTRATION STATEMENT

                    A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Separate Account, Lincoln Life, and the Policies offered hereby. Statements contained in this Prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

APPENDIX 1

                    CORRIDOR PERCENTAGES

                             INSURED'S     CORRIDOR     INSURED'S      CORRIDOR
                            ATTAINED AGE  PERCENTAGE   ATTAINED AGE   PERCENTAGE
                            ------------  ----------   ------------   ----------
                                0-40          250%           70           115%
                                 41           243            71           113
                                 42           236            72           111
                                 43           229            73           109
                                 44           222            74           107
                                            -----          ----         -----
                                 45           215            75           105
                                 46           209            76           105
                                 47           203            77           105
                                 48           197            78           105
                                 49           191            79           105
                                            -----          ----         -----
                                 50           185            80           105
                                 51           178            81           105
                                 52           171            82           105
                                 53           164            83           105
                                 54           157            84           105
                                            -----          ----         -----
                                 55           150            85           105
                                 56           146            86           105
                                 57           142            87           105
                                 58           138            88           105
                                 59           134            89           105
                                            -----          ----         -----
                                 60           130            90           105
                                 61           128            91           104
                                 62           126            92           103
                                 63           124            93           102
                                 64           122            94           101
                                            -----          ----         -----
                                 65           120            95           100
                                 66           119            96           100
                                 67           118            97           100
                                 68           117            98           100
                                 69           116            99           100
                                            -----          ----         -----

APPENDIX 2

                    The Guaranteed Maximum Cost of Insurance Rates, per $1,000 of Net Amount at Risk, for standard risks are set forth in the following Table based on the 1980 Commissioners Standard Ordinary Mortality Tables, Age Nearest Birthday (1980 CSO); or, for unisex rates, on the 1980 CSO-B Table.

ATTAINED AGE              MALE      FEMALE     UNISEX
(NEAREST                MONTHLY    MONTHLY    MONTHLY
BIRTHDAY)                 RATE       RATE       RATE
---------               --------   --------   --------
          0              0.34845    0.24089    0.32677
          1              0.08917    0.07251    0.08667
          2              0.08251    0.06750    0.07917
          3              0.08167    0.06584    0.07834
          4              0.07917    0.06417    0.07584

          5              0.07501    0.06334    0.07251
          6              0.07167    0.06084    0.06917
          7              0.06667    0.06000    0.06584
          8              0.06334    0.05834    0.06250
          9              0.06167    0.05750    0.06084

         10              0.06084    0.05667    0.06000
         11              0.06417    0.05750    0.06250
         12              0.07084    0.06000    0.06917
         13              0.08251    0.06250    0.07834
         14              0.09584    0.06887    0.09001

         15              0.11085    0.07084    0.10334
         16              0.12585    0.07601    0.11585
         17              0.13919    0.07917    0.12752
         18              0.14836    0.08167    0.13502
         19              0.15502    0.08501    0.14085
         20              0.15836    0.08751    0.14502
         21              0.15919    0.08917    0.14585
         22              0.15752    0.09084    0.14419
         23              0.15502    0.09251    0.14252
         24              0.15189    0.09501    0.14085

         25              0.14752    0.09668    0.13752
         26              0.11419    0.09918    0.13585
         27              0.14252    0.10168    0.13418
         28              0.14169    0.10501    0.13418
         29              0.14252    0.10635    0.13585

         30              0.14419    0.11251    0.13752
         31              0.14836    0.11668    0.14169
         32              0.15252    0.12085    0.14585
         33              0.15919    0.12502    0.15252
         34              0.16889    0.13168    0.15919

         35              0.17586    0.13752    0.16836
         36              0.18670    0.14669    0.17837
         37              0.20004    0.15752    0.19170
         38              0.21505    0.17003    0.20588
         39              0.23255    0.18503    0.22338

         40              0.25173    0.20171    0.24173
         41              0.27424    0.22005    0.26340
         42              0.29675    0.23922    0.28508
         43              0.32260    0.25757    0.31010
         44              0.34929    0.27674    0.33428

         45              0.37931    0.29675    0.36263
         46              0.41017    0.31677    0.39182
         47              0.44353    0.33761    0.42268
         48              0.47856    0.36096    0.45437
         49              0.51777    0.38598    0.49107
ATTAINED AGE              MALE      FEMALE     UNISEX
(NEAREST                MONTHLY    MONTHLY    MONTHLY
BIRTHDAY)                 RATE       RATE       RATE
---------               --------   --------   --------

         50              0.55948    0.41350    0.53028
         51              0.60870    0.44270    0.57533
         52              0.66377    0.47523    0.62539
         53              0.72636    0.51276    0.68297
         54              0.79730    0.55114    0.74722

         55              0.87326    0.59118    0.81566
         56              0.95591    0.63123    0.88996
         57              1.04192    0.66961    0.96593
         58              1.13378    0.70633    1.04609
         59              1.23236    0.74556    1.13211

         60              1.34180    0.78979    1.22817
         61              1.46381    0.84488    1.33511
         62              1.60173    0.91417    1.45796
         63              1.75809    1.00267    1.59922
         64              1.93206    1.10539    1.75725

         65              2.12283    1.21731    1.92955
         66              2.32623    1.33511    2.11195
         67              2.54312    1.45461    2.30614
         68              2.77350    1.57247    2.50878
         69              3.02328    1.69955    2.72909

         70              3.30338    1.84590    2.97466
         71              3.62140    2.02325    3.25640
         72              3.98666    2.24419    3.58279
         73              4.40599    2.51548    3.95978
         74              4.87280    2.83552    4.38330

         75              5.37793    3.19685    4.84334
         76              5.91225    3.59370    5.33245
         77              6.46824    4.01942    5.84227
         78              7.04089    4.47410    6.36948
         79              7.64551    4.97042    6.92851

         80              8.30507    5.52957    7.54229
         81              9.03761    6.17118    8.22883
         82              9.86724    6.91414    9.01216
         83             10.80381    7.77075    9.90124
         84             11.82571    8.72632   10.87533

         85             12.91039    9.76952   11.92213
         86             14.03509   10.89151   13.01471
         87             15.18978   12.08770   14.15507
         88             16.36948   13.35774   15.33494
         89             17.57781   14.70820   16.56493

         90             18.82881   16.15259   17.85746
         91             20.14619   17.71416   19.23699
         92             21.57655   19.43814   20.76665
         93             23.20196   21.40786   22.49837
         94             25.28174   23.63051   24.70915

         95             28.27411   27.16158   27.82758
         96             33.10577   32.32378   32.78845
         97             41.68476   41.21204   41.45783
         98             58.01259   57.81394   57.95663
         99             90.90909   90.90909   90.90909

APPENDIX 3

                    ILLUSTRATION OF SURRENDER CHARGES

                    The Surrender Charge is calculated as (a) times (b), where
                    (a) is the sum of (i) a Deferred Sales Charge and (ii) a Deferred Administrative Charge and (b) is the applicable Surrender Charge Grading Factor. If the Specified Amount is increased, a new Surrender Charge will be applicable, in addition to any existing Surrender Charge.

                    Below are examples of Surrender Charge calculations, one involving a level Specified Amount and one involving an increase in the Specified Amount, followed by Definitions and Tables used in the calculations.

                    EXAMPLE 1: A male nonsmoker, age 35, purchases a Policy with a Specified Amount of $100,000 and a scheduled annual premium of $1100. He now wants to surrender the Policy at the end of the sixth Policy Year.

                    The Surrender Charge computed is as follows:

                    Sum of the premiums paid through the end of the second Policy Year = $2200.00

                    Guideline Annual Premium Amount (Male, Age 35, $100,000 Specified Amount) = $1195.63

                    Surrender Charge =

                            (.285X$1195.63) + (.085X($2200-$1195.63)) = $340.75 + $85.37
                            =                                                             $ 426.12(i)
                            $6.00 per $1000 of Specified Amount                           $ 600.00(ii)
                                                                                          --------
                                                                                          $1026.12(a)

                    The total Surrender Charge is $1026.12(a), times the surrender charge grading factor,(b): ($1026.12 X 80%) = $820.90.

                    EXAMPLE 2: A female nonsmoker, age 45, purchases a Policy with an Initial Specified Amount of $200,000 and a scheduled annual premium of $1500. She pays the scheduled annual premium for the first five Policy Years. At the start of the sixth Policy Year, she increases the Specified Amount to $250,000 and continues to pay the scheduled annual premium of $1500. She now wants to surrender the Policy at the end of the eighth Policy Year. Separate Surrender Charges must be calculated for the Initial Specified Amount and for the increase in Specified Amount.

                    The Surrender Charges are computed as follows:

                    For the Initial Specified Amount,
                    Sum of the premiums paid through the end of the second Policy Year = $3000.00

                    Guideline Annual Premium Amount (Female, Age 45, $200,000 Specified Amount = $2966.81

                            Surrender Charge for Initial Specified Amount =
                            (.285X$2966.81) +(.085X($3000.00-$2966.81)) = $845.54 +
                            $2.82 =                                                       $ 848.36(i)
                            $6.00 per $1000 of Initial Specified Amount                   $1200.00(ii)
                                                                                          --------
                                                                                          $2048.36(a)

                    The total Surrender Charge for the Initial Specified Amount is $2048.36,(a), times the applicable surrender charge grading factor,(b): ($2048.36 X 40%) = $819.34.

                    For the increase in Specified Amount;
                    Sum of the premiums in the first two years following the increase in Specified Amount, applicable to the increase in Specified Amount =
                    ($1500 X 2) X ($50,000 / $250,000) = $600.00.

                    Guideline Annual Premium Amount (Female, Age 50, $50,000 Specified Amount) = $993.68.

                            Surrender Charge for the increase in Specified Amount =
                            (.285 X $600.00)                                              $ 171.00(i)
                            $6.00 per $1000 of increase in Specified Amount               $ 300.00(ii)
                                                                                          --------
                                                                                          $ 471.00(a)

                    The total Surrender Charge for the increase in the Specified Amount is $471.00,(a), times the applicable surrender charge grading factor,(b): ($471.00 X 100%) = $471.00

                    The overall Surrender Charge for the Policy is ($819.34 + $471.00) = $1290.34.

                    DEFINITIONS AND TABLES

                    (a)(i) The Deferred Sales Charge is based on the actual
                           premium paid and the applicable Guideline Annual Premium Amount, and is calculated assuming the following:

                                  DURING POLICY YEAR:
                                  1 and 2       28.5% of the sum of the premiums paid up to an amount
                                                equal to the Guideline Annual Premium Amount,* plus
                                                8.5% of the sum of the premiums paid between one and
                                                two times the Guideline Annual Premium Amount, plus
                                                7.5% of the sum of the premiums paid in excess of two
                                                times the Guideline Annual Premium Amount.
                                  3 through 10  same dollar amount as of the end of Policy Year 2.

                    In no event will the Deferred Sales Charge exceed the maximum permitted under federal or state law.

                      (ii) The Deferred Administrative Charge is $6.00 per
                           $1,000 of Specified Amount.

                    (b) SURRENDER CHARGE GRADING FACTORS

                                  Policy Years** 1-5         100%
                                  Policy Year 6               80%
                                  Policy Year 7               60%
                                  Policy Year 8               40%
                                  Policy Year 9               20%
                                  Policy Year 10               0%

                    If a Surrender Charge becomes effective at other than the end of a Policy Year, any applicable Surrender Charge grading factor will be applied on a pro rata basis as of such effective date.

                     * Guideline Annual Premium Amount is the level annual
                       amount that would be payable through the latest maturity date permitted under the Policy but not less than 20 years after date of issue or (if earlier) age 95 for the future benefits under the Policy, subject to the following provisions: (A) the payments were fixed by the Life Insurer as to both timing and amount; and (B) the payments were based on the 1980 Commissioners Standard Ordinary Mortality Table, net investment earnings at the greater of an annual effective of 5% or rate or rates guaranteed at issue of the policy, the sales load under the policy, and the fees and charges specified in the policy. A new Guideline Annual Premium Amount is determined for each increase in Specified Amount under the policy; in such event, "Policy Years" are measured from the effective date(s) of such increase(s).

                    ** Number of Policy Years elapsed since the Date of Issue or since the effective date(s) of any increase(s) in Specified Amount.

APPENDIX 4

                    ILLUSTRATIONS OF ACCUMULATION VALUES, SURRENDER VALUES, AND DEATH BENEFITS

                    The illustrations in this Prospectus have been prepared to help show how values under the Policies change with investment performance. The illustrations show how Accumulation Values, Surrender Values and Death Benefits under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12% over a period of years, but fluctuates above or below those averages for individual years, the Accumulation Values, Surrender Values and Death Benefits may be different. The illustrations also assume there are no Policy loans or partial surrenders, no additional Premium Payments are made other than shown, no Accumulation Values are allocated to the Fixed Account, and there are no changes in the Specified Amount or Death Benefit Option.


                    The amounts shown for the Accumulation Value, Surrender Value and Death Benefit as of each Policy Anniversary reflect the fact that charges are made and expenses applied which lower investment return on the assets held in the Sub-Accounts. Daily charges are made against the assets of the Sub-Accounts for assuming mortality and expense risks. The current mortality and expense risk charges are equivalent to an annual effective rate of 0.80% of the daily net asset value of the Separate Account. On each Policy Anniversary beginning with the 13th, the mortality and expense risk charge is reduced to 0.55% on an annual basis of the daily net assets of the Separate Account. The mortality and expense risk charge is guaranteed never to exceed an annual effective rate of 0.90% of the daily net asset value of the Separate Account. In addition, the amounts shown also reflect the deduction of Fund investment advisory fees and other expenses which will vary depending on which funding vehicle is chosen but which are assumed for purposes of these illustrations to be equivalent to an annual effective rate of 0.82% of the daily net asset value of the Separate Account. This rate reflects an arithmetic average of total Fund portfolio annual expenses for the year ending December 31, 2000.



                    Considering guaranteed charges for mortality and expense risks and the assumed Fund expenses, gross annual rates of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.70%, 4.24% and 10.19%.


                    The illustrations also reflect the fact that Lincoln Life makes monthly charges for providing insurance protection. Current values reflect current Cost of Insurance charges and guaranteed values reflect the maximum Cost of Insurance charges guaranteed in the Policy. The values shown are for Policies which are issued as standard. Policies issued on a substandard basis would result in lower Accumulation Values and Death Benefits than those illustrated.

                    The illustrations also reflect the fact that Lincoln Life deducts a premium load from each Premium Payment. Current and guaranteed values reflect a deduction of 5.0% of each Premium Payment.

                    The Surrender Values shown in the illustrations reflect the fact that Lincoln Life will deduct a Surrender Charge from the Policy's Accumulation Value for any Policy surrendered in full during the first ten years.

                    In addition, the illustrations reflect the fact that Lincoln Life deducts a monthly administrative charge at the beginning of each Policy Month. This monthly administrative expense charge is $15 per month in the first year. Current values reflect a current monthly administrative expense charge of $5 in renewal years, and guaranteed values reflect the $10 maximum monthly administrative charge under the Policy in renewal years.

                    Upon request, Lincoln Life will furnish a comparable illustration based on the proposed insured's age, gender classification, smoking classification, risk classification and premium payment requested.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  MALE    NONSMOKER    ISSUE AGE 45
                                  PREFERRED -- $6,576 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS

                        PREMIUMS
                        ACCUMULATED                                                                         SURRENDER VALUE
                           AT                  DEATH BENEFIT               TOTAL ACCUMULATION VALUE        ANNUAL INVESTMENT
  END OF                5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF          RETURN OF
POLICY YEAR             PER YEAR      GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%
         --              --------     --------   --------   --------    -------    --------   --------    --------   --------

          1                 6,905     500,000    500,000     500,000      3,738      4,032       4,328          0          0
          2                14,155     500,000    500,000     500,000      7,308      8,131       8,991      1,303      2,125
          3                21,767     500,000    500,000     500,000     10,642     12,225      13,950      4,637      6,220
          4                29,761     500,000    500,000     500,000     13,735     16,308      19,230      7,729     10,303
          5                38,153     500,000    500,000     500,000     16,568     20,359      24,847     10,563     14,354

          6                46,966     500,000    500,000     500,000     19,133     24,366      30,827     14,328     19,562
          7                56,219     500,000    500,000     500,000     21,392     28,286      37,173     17,789     24,683
          8                65,935     500,000    500,000     500,000     23,319     32,088      43,898     20,917     29,685
          9                76,136     500,000    500,000     500,000     24,876     35,726      51,012     23,675     34,525
         10                86,848     500,000    500,000     500,000     26,022     39,152      58,522     26,022     39,152

         15               148,996     500,000    500,000     500,000     24,691     51,795     103,260     24,691     51,795
         20               228,314     500,000    500,000     500,000      7,144     51,078     164,293      7,144     51,078
         25               329,546           0    500,000     500,000          0     20,272     251,508          0     20,272
         30               458,747           0          0     500,000          0          0     394,600          0          0


  END OF
POLICY YEAR            GROSS 12%
         --            --------
          1                   0
          2               2,986
          3               7,945
          4              13,225
          5              18,842
          6              26,023
          7              33,569
          8              41,496
          9              49,811
         10              58,522
         15             103,260
         20             164,293
         25             251,508
         30             394,600


All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed cost of insurance rates, mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of guaranteed mortality and expense risk charges and
                                  (2) assumed Fund total expenses of 0.82% per year. See "Expense Data" at pages 20-21 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  MALE    NONSMOKER    ISSUE AGE 45
                                  PREFERRED -- $6,576 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ---------   --------   --------   ---------
          1                 6,905     500,000    500,000     500,000      4,551      4,872       5,193
          2                14,155     500,000    500,000     500,000      9,064      9,993      10,962
          3                21,767     500,000    500,000     500,000     13,398     15,229      17,217
          4                29,761     500,000    500,000     500,000     17,582     20,614      24,039
          5                38,153     500,000    500,000     500,000     21,642     26,180      31,516

          6                46,966     500,000    500,000     500,000     25,604     31,961      39,745
          7                56,219     500,000    500,000     500,000     29,449     37,946      48,785
          8                65,935     500,000    500,000     500,000     33,062     44,029      58,608
          9                76,136     500,000    500,000     500,000     36,609     50,381      69,467
         10                86,848     500,000    500,000     500,000     40,024     56,948      81,408

         15               148,996     500,000    500,000     500,000     52,723     91,157     160,357
         20               228,314     500,000    500,000     500,000     56,783    127,242     288,681
         25               329,546     500,000    500,000     589,069     51,984    166,748     507,818
         30               458,747     500,000    500,000     932,793     29,533    206,202     871,769


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ---------
          1                  0          0         319
          2              3,070      3,999       4,968
          3              7,405      9,236      11,223
          4             11,588     14,620      18,045
          5             15,648     20,186      25,522
          6             20,810     27,166      34,950
          7             25,852     34,350      45,189
          8             30,664     41,632      56,210
          9             35,410     49,183      68,268
         10             40,024     56,948      81,408
         15             52,723     91,157     160,357
         20             56,783    127,242     288,681
         25             51,984    166,748     507,818
         30             29,533    206,202     871,769


All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of current mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year. See "Expense Data" at pages 20-21 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  MALE    NONSMOKER    ISSUE AGE 55
                                  PREFERRED -- $10,465 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS

                        PREMIUMS
                        ACCUMULATED                                                                         SURRENDER VALUE
                           AT                  DEATH BENEFIT               TOTAL ACCUMULATION VALUE        ANNUAL INVESTMENT
  END OF                5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF          RETURN OF
POLICY YEAR             PER YEAR      GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%
         --              --------     --------   --------   --------    -------    -------     ------     -------    -------

          1                10,988     500,000    500,000     500,000      4,497      4,920      5,346           0          0
          2                22,526     500,000    500,000     500,000      8,543      9,669     10,852         574      1,700
          3                34,640     500,000    500,000     500,000     12,070     14,166     16,465       4,101      6,197
          4                47,361     500,000    500,000     500,000     15,053     18,371     22,173       7,084     10,402
          5                60,717     500,000    500,000     500,000     17,463     22,240     27,962       9,494     14,271

          6                74,741     500,000    500,000     500,000     19,246     25,698     33,791      12,871     19,323
          7                89,466     500,000    500,000     500,000     20,335     28,658     39,607      15,554     23,877
          8               104,928     500,000    500,000     500,000     20,643     31,009     45,338      17,456     27,821
          9               121,163     500,000    500,000     500,000     20,066     32,613     50,885      18,472     31,019
         10               138,209     500,000    500,000     500,000     18,497     33,329     56,152      18,497     33,329

         15               237,111           0    500,000     500,000          0     17,986     74,428           0     17,986
         20               363,337           0          0     500,000          0          0     57,715           0          0
         25               524,437           0          0           0          0          0          0           0          0
         30               730,047           0          0           0          0          0          0           0          0


  END OF
POLICY YEAR            GROSS 12%
         --             -------
          1                   0
          2               2,883
          3               8,496
          4              14,204
          5              19,993
          6              27,415
          7              34,826
          8              42,150
          9              49,292
         10              56,152
         15              74,428
         20              57,715
         25                   0
         30                   0


All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed cost of insurance rates, mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of guaranteed mortality and expense risk charges and
                                  (2) assumed Fund total expenses of 0.82% per year. See "Expense Data" at pages 20-21 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  MALE    NONSMOKER    ISSUE AGE 55
                                  PREFERRED -- $10,465 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT                 TOTAL ACCUMULATION VALUE
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%    GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ----------   --------   --------   ----------
          1                10,988     500,000    500,000       500,000     7,073      7,578         8,085
          2                22,526     500,000    500,000       500,000    13,857     15,309        16,826
          3                34,640     500,000    500,000       500,000    20,263     23,107        26,198
          4                47,361     500,000    500,000       500,000    26,388     31,072        36,374
          5                60,717     500,000    500,000       500,000    32,189     39,169        47,399

          6                74,741     500,000    500,000       500,000    37,803     47,543        59,512
          7                89,466     500,000    500,000       500,000    43,258     56,237        72,866
          8               104,928     500,000    500,000       500,000    48,536     65,249        87,584
          9               121,163     500,000    500,000       500,000    53,478     74,441       103,672
         10               138,209     500,000    500,000       500,000    58,009     83,753       121,231

         15               237,111     500,000    500,000       500,000    74,186    132,819       239,949
         20               363,337     500,000    500,000       500,000    73,515    183,474       442,190
         25               524,437     500,000    500,000       830,777    37,025    226,576       791,216
         30               730,047           0    500,000     1,424,656         0    258,778     1,356,816


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ----------
          1              1,090      1,596         2,103
          2              5,899      7,352         8,868
          3             12,305     15,149        18,241
          4             18,430     23,115        28,416
          5             24,231     31,211        39,441
          6             31,437     41,177        53,146
          7             38,484     51,462        68,091
          8             45,353     62,066        84,400
          9             51,886     72,849       102,080
         10             58,009     83,753       121,231
         15             74,186    132,819       239,949
         20             73,515    183,474       442,190
         25             37,025    226,576       791,216
         30                  0    258,778     1,356,816


All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of current mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year. See "Expense Data" at pages 20-21 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  FEMALE    NONSMOKER    ISSUE AGE 45
                                  PREFERRED -- $5,242 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS

                        PREMIUMS
                        ACCUMULATED                                                                         SURRENDER VALUE
                           AT                  DEATH BENEFIT               TOTAL ACCUMULATION VALUE        ANNUAL INVESTMENT
  END OF                5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF          RETURN OF
POLICY YEAR             PER YEAR      GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%
         --              --------     --------   --------   --------    -------    --------   --------    -------    --------

          1                 5,504     500,000    500,000     500,000      2,973      3,207       3,442          0          0
          2                11,283     500,000    500,000     500,000      5,847      6,503       7,188        482      1,137
          3                17,352     500,000    500,000     500,000      8,563      9,826      11,202      3,197      4,461
          4                23,723     500,000    500,000     500,000     11,107     13,166      15,501      5,742      7,800
          5                30,414     500,000    500,000     500,000     13,476     16,514      20,106      8,110     11,149

          6                37,438     500,000    500,000     500,000     15,656     19,859      25,039     11,364     15,566
          7                44,814     500,000    500,000     500,000     17,644     23,192      30,329     14,425     19,973
          8                52,559     500,000    500,000     500,000     19,423     26,498      35,997     17,277     24,351
          9                60,691     500,000    500,000     500,000     20,969     29,747      42,061     19,896     28,674
         10                69,230     500,000    500,000     500,000     22,281     32,935      48,565     22,281     32,935

         15               118,771     500,000    500,000     500,000     25,379     47,886      89,744     25,379     47,886
         20               181,998     500,000    500,000     500,000     21,053     59,257     151,787     21,053     59,257
         25               262,695     500,000    500,000     500,000      1,849     58,459     245,884      1,849     58,459
         30               365,686           0    500,000     500,000          0     31,586     400,916          0     31,586


  END OF
POLICY YEAR            GROSS 12%
         --            --------
          1                   0
          2               1,823
          3               5,837
          4              10,136
          5              14,741
          6              20,747
          7              27,109
          8              33,851
          9              40,988
         10              48,565
         15              89,744
         20             151,787
         25             245,884
         30             400,916


All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed cost of insurance rates, mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of guaranteed mortality and expense risk charges and
                                  (2) assumed Fund total expenses of 0.82% per year. See "Expense Data" at pages 20-21 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  FEMALE    NONSMOKER    ISSUE AGE 45
                                  PREFERRED -- $5,242 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ---------   --------   --------   ---------
          1                 5,504     500,000    500,000     500,000      3,644      3,900       4,157
          2                11,283     500,000    500,000     500,000      7,308      8,051       8,826
          3                17,352     500,000    500,000     500,000     10,872     12,343      13,938
          4                23,723     500,000    500,000     500,000     14,340     16,782      19,539
          5                30,414     500,000    500,000     500,000     17,713     21,378      25,681

          6                37,438     500,000    500,000     500,000     20,946     26,088      32,376
          7                44,814     500,000    500,000     500,000     24,042     30,921      39,683
          8                52,559     500,000    500,000     500,000     27,004     35,885      47,672
          9                60,691     500,000    500,000     500,000     29,881     41,034      56,464
         10                69,230     500,000    500,000     500,000     32,675     46,378      66,148

         15               118,771     500,000    500,000     500,000     44,226     75,339     131,093
         20               181,998     500,000    500,000     500,000     50,233    107,285     236,409
         25               262,695     500,000    500,000     500,000     51,277    144,021     413,706
         30               365,686     500,000    500,000     762,660     44,381    185,440     712,766


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ---------
          1                  0          0           0
          2              1,954      2,697       3,473
          3              5,518      6,989       8,584
          4              8,986     11,428      14,185
          5             12,359     16,024      20,328
          6             16,663     21,805      28,093
          7             20,830     27,709      36,471
          8             24,862     33,743      45,530
          9             28,810     39,963      55,393
         10             32,675     46,378      66,148
         15             44,226     75,339     131,093
         20             50,233    107,285     236,409
         25             51,277    144,021     413,706
         30             44,381    185,440     712,766


All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of current mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year. See "Expense Data" at pages 20-21 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  FEMALE    NONSMOKER    ISSUE AGE 55
                                  PREFERRED -- $8,225 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS

                        PREMIUMS
                        ACCUMULATED                                                                         SURRENDER VALUE
  END OF                   AT                  DEATH BENEFIT               TOTAL ACCUMULATION VALUE        ANNUAL INVESTMENT
  POLICY                5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF          RETURN OF
   YEAR                 PER YEAR      GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%
         --              --------     --------   --------   --------    -------    --------   --------    -------    --------

          1                 8,636     500,000    500,000     500,000      4,042      4,390       4,741          0          0
          2                17,704     500,000    500,000     500,000      7,870      8,820       9,817      1,067      2,018
          3                27,226     500,000    500,000     500,000     11,439     13,245      15,219      4,637      6,443
          4                37,223     500,000    500,000     500,000     14,765     17,678      20,996      7,963     10,876
          5                47,721     500,000    500,000     500,000     17,838     22,109      27,183     11,036     15,307

          6                58,743     500,000    500,000     500,000     20,635     26,513      33,800     15,193     21,072
          7                70,316     500,000    500,000     500,000     23,100     30,832      40,841     19,019     26,751
          8                82,468     500,000    500,000     500,000     25,159     34,985      48,281     22,438     32,264
          9                95,228     500,000    500,000     500,000     26,709     38,863      56,073     25,349     37,503
         10               108,626     500,000    500,000     500,000     27,678     42,380      64,194     27,678     42,380

         15               186,358     500,000    500,000     500,000     22,704     52,810     110,918     22,704     52,810
         20               285,566           0    500,000     500,000          0     41,222     170,410          0     41,222
         25               412,183           0          0     500,000          0          0     239,487          0          0
         30               573,782           0          0     500,000          0          0     327,394          0          0


  END OF
  POLICY
   YEAR                GROSS 12%
         --            --------
          1                   0
          2               3,015
          3               8,416
          4              14,194
          5              20,380
          6              28,358
          7              36,759
          8              45,560
          9              54,712
         10              64,194
         15             110,918
         20             170,410
         25             239,487
         30             327,394


All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Guaranteed cost of insurance rates, mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of guaranteed mortality and expense risk charges and
                                  (2) assumed Fund total expenses of 0.82% per year. See "Expense Data" at pages 20-21 of this Prospectus.

                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                  POLICY
                                  FEMALE    NONSMOKER    ISSUE AGE 55
                                  PREFERRED -- $8,225 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT                 TOTAL ACCUMULATION VALUE
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%    GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ----------   --------   --------   ----------
          1                 8,636     500,000    500,000       500,000     5,721      6,123         6,526
          2                17,704     500,000    500,000       500,000    11,287     12,450        13,663
          3                27,226     500,000    500,000       500,000    16,605     18,892        21,375
          4                37,223     500,000    500,000       500,000    21,738     25,518        29,791
          5                47,721     500,000    500,000       500,000    26,658     32,307        38,956

          6                58,743     500,000    500,000       500,000    31,454     39,357        49,045
          7                70,316     500,000    500,000       500,000    36,134     46,686        60,166
          8                82,468     500,000    500,000       500,000    40,695     54,307        72,430
          9                95,228     500,000    500,000       500,000    45,023     62,119        85,852
         10               108,626     500,000    500,000       500,000    49,085     70,098       100,530

         15               186,358     500,000    500,000       500,000    65,602    113,489       199,934
         20               285,566     500,000    500,000       500,000    73,784    162,807       366,594
         25               412,183     500,000    500,000       684,876    62,211    212,120       652,263
         30               573,782     500,000    500,000     1,177,080     9,757    254,259     1,121,029


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ----------
          1                377        779         1,182
          2              4,496      5,659         6,872
          3              9,814     12,101        14,584
          4             14,947     18,727        23,000
          5             19,867     25,516        32,165
          6             26,021     33,924        43,613
          7             32,059     42,612        56,092
          8             37,979     51,590        69,714
          9             43,665     60,760        84,493
         10             49,085     70,098       100,530
         15             65,602    113,489       199,934
         20             73,784    162,807       366,594
         25             62,211    212,120       652,263
         30              9,757    254,259     1,121,029


All Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefits, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of current mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year. See "Expense Data" at pages 20-21 of this Prospectus.

                                  PROSPECTUS 2

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

HOME OFFICE LOCATION:               ADMINISTRATIVE OFFICE
1300 SOUTH CLINTON STREET           PERSONAL SERVICE CENTER MVLI
P.O. BOX 1110                       350 CHURCH STREET
FORT WAYNE, INDIANA 46802           HARTFORD, CT 06103-1106
(800) 454-6265                      (800) 444-2363

--------------------------------------------------------------------------------
               A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
--------------------------------------------------------------------------------

    This Prospectus describes LVUL(CV), a flexible premium variable universal life insurance contract (the "Policy"), offered by The Lincoln National Life Insurance Company ("Lincoln Life", "Company", "we", "us", "our").


    The Policy features include: flexible premium payments; a choice of one of three death benefit options; a choice of underlying investment options.


    It may not be advantageous to replace existing insurance or supplement an existing flexible premium variable life insurance contract with the Policy. This Prospectus and the Prospectuses of the Funds, furnished with this Prospectus, should be read carefully to understand the Policy being offered.


    You may allocate net premiums to the Sub-Accounts of our Flexible Premium Variable Life Account M ("Separate Account"). Each Sub-Account invests in one of the funds listed below.


AIM VARIABLE INSURANCE FUNDS
AIM V.I. Growth Fund
AIM V.I. International Equity Fund
AIM V.I. Value Fund


AMERICAN FUNDS INSURANCE SERIES
Global Small Capitalization Fund -- Class 2
Growth Fund -- Class 2
Growth-Income Fund -- Class 2


BARON CAPITAL FUNDS TRUST
Baron Capital Asset Fund -- Insurance Shares


DELAWARE GROUP PREMIUM FUND
Devon Series -- Standard Class
Emerging Markets Series -- Standard Class
High Yield Series -- Standard Class
REIT Series -- Standard Class
Small Cap Value Series -- Standard Class
Trend Series -- Standard Class



DEUTSCHE ASSET MANAGEMENT VIT FUNDS TRUST
EAFE-Registered Trademark- Equity Index Fund
Equity 500 Index Fund
Small Cap Index Fund


FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Growth Portfolio -- Service Class
High Income Portfolio -- Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
Contrafund Portfolio -- Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
Growth Opportunities Portfolio -- Service Class


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Templeton Growth Securities Fund -- Class 2
Templeton International Securities Fund -- Class 2


JANUS ASPEN SERIES
Janus Aspen Series Balanced Portfolio --
  Institutional Shares
Janus Aspen Series Global Technology Portfolio --
  Service Shares
Janus Aspen Series Worldwide Growth Portfolio --
  Institutional Shares


LINCOLN NATIONAL FUNDS
LN Bond Fund, Inc.
LN Capital Appreciation Fund, Inc.
LN Equity-Income Fund, Inc.
LN Global Asset Allocation Fund, Inc.
LN Money Market Fund, Inc.
LN Social Awareness Fund, Inc.



MFS-Registered Trademark- VARIABLE INSURANCE TRUST
MFS Emerging Growth Series -- Initial Class
MFS Total Return Series -- Initial Class
MFS Utilities Series -- Initial Class


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
AMT Mid-Cap Growth Portfolio
AMT Partners Portfolio

TO BE VALID, THIS PROSPECTUS MUST HAVE THE CURRENT MUTUAL FUNDS' PROSPECTUSES WITH IT. KEEP ALL FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

THIS POLICY MAY NOT BE AVAILABLE IN ALL STATES, AND THIS PROSPECTUS ONLY OFFERS THE POLICY FOR SALE IN JURISDICTIONS WHERE SUCH OFFER AND SALE ARE LAWFUL.


                         PROSPECTUS DATED: MAY 1, 2001

                               TABLE OF CONTENTS


CONTENTS                                  PAGE
--------                                  ----
HIGHLIGHTS............................       3
  Initial Choices To Be Made..........       3
  Death Benefit.......................       3
  Amount of Premium Payments..........       4
  Selection of Funding Vehicles.......       4
  Charges and Fees....................       5
  Changes in Specified Amount.........       5
LINCOLN LIFE, THE SEPARATE ACCOUNT AND
 THE GENERAL ACCOUNT..................       6
BUYING VARIABLE LIFE INSURANCE........       7
  Replacements........................       8
APPLICATION...........................       8
OWNERSHIP.............................       9
BENEFICIARY...........................       9
THE POLICY............................      10
  Policy Specifications...............      10
PREMIUM FEATURES......................      10
  Planned Premiums Additional
   Premiums...........................      10
    Limits on Right to Make Payments
     of Additional and Planned
     Premiums.........................      11
    Premium Load; Net Premium
     Payment..........................      11
RIGHT-TO-EXAMINE PERIOD...............      11
TRANSFERS AND ALLOCATION AMONG
 ACCOUNTS.............................      11
  Allocation of Net Premium
   Payments...........................      11
  Transfers...........................      11
  Optional Sub-Account Allocation
   Programs...........................      12
    Dollar Cost Averaging.............      12
    Automatic Rebalancing.............      13
POLICY VALUES.........................      13
  Accumulation Value..................      13
  Separate Account Value..............      14
    Variable Accumulation Unit
     Value............................      14
    Variable Accumulation Units.......      14
  Fixed Account and Loan Account
   Value..............................      14
  Net Accumulation Value..............      15
FUNDS.................................      15
  Substitution of Securities..........      20
  Voting Rights.......................      20
  Fund Participation Agreements.......      21
CHARGES AND FEES......................      21
  Deductions from Premium Payments....      21
  Deductions Made Monthly.............      21
    Monthly Deduction.................      21
    Cost of Insurance Charge..........      22
  Mortality and Expense Risk Charge...      22
  Fund Expenses.......................      22
  Surrender Charges...................      26
  Reduction of Charges -- Purchases on
   a Case Basis.......................      26
  Transaction Fee for Excess
   Transfers..........................      27
DEATH BENEFITS........................      27
  Death Benefit Options...............      27
  Changes in Death Benefit Options and
   Specified Amount...................      28



CONTENTS                                  PAGE
--------                                  ----
  Federal Income Tax Definition of
   Life Insurance.....................      29
NOTICE OF DEATH OF INSURED............      29
PAYMENT OF DEATH BENEFIT PROCEEDS.....      29
  Settlement Options..................      30
POLICY LIQUIDITY......................      30
  Policy Loans........................      30
  Partial Surrender...................      31
  Surrender of the Policy.............      32
    Surrender Value...................      32
  Deferral of Payment and Transfers...      32
ASSIGNMENT; CHANGE OF OWNERSHIP.......      32
LAPSE AND REINSTATEMENT...............      33
  Lapse of a Policy...................      33
  No Lapse Provision..................      33
  Reinstatement of a Lapsed Policy....      34
COMMUNICATIONS WITH LINCOLN LIFE......      34
  Proper Written Form.................      34
  Telephone Transaction Privileges....      34
OTHER POLICY PROVISIONS...............      35
  Issuance............................      35
  Date of Coverage....................      35
  Incontestability....................      35
  Misstatement of Age or Gender.......      35
  Suicide.............................      35
  Nonparticipating Policies...........      35
  Riders..............................      36
TAX ISSUES............................      37
  Taxation of Life Insurance Contracts
   in General.........................      37
  Policies Which Are MECs.............      38
  Policies Which Are Not MECs.........      39
  Other Considerations................      39
  Tax Status of Lincoln Life..........      40
FAIR VALUE OF THE POLICY..............      40
DIRECTORS AND OFFICERS OF LINCOLN
 LIFE.................................      41
DISTRIBUTION OF POLICIES..............      43
CHANGES OF INVESTMENT POLICY..........      43
STATE REGULATION......................      43
REPORTS TO OWNERS.....................      44
ADVERTISING...........................      44
LEGAL PROCEEDINGS.....................      44
EXPERTS...............................      45
REGISTRATION STATEMENT................      45
APPENDIX 1: GUARANTEED MAXIMUM COST OF
 INSURANCE RATES......................      46
APPENDIX 2: ILLUSTRATION OF SURRENDER
 CHARGES..............................      47
APPENDIX 3: CORRIDOR PERCENTAGES......      49
APPENDIX 4: ILLUSTRATIONS OF
 ACCUMULATION VALUES, SURRENDER VALUES
 AND DEATH BENEFIT PROCEEDS...........      50
FINANCIAL STATEMENTS..................
  Separate Account....................     M-1
  Lincoln Life........................     S-1

HIGHLIGHTS


                    This section is an overview of key Policy features. Your Policy is a flexible premium variable life insurance policy under which flexible premium payments are permitted and the Death Benefit and Policy values may vary with the investment performance of the funding option(s) selected. Its value may change on a:


                    1) fixed basis;
                    2) variable basis; or a
                    3) combination of both fixed and variable bases.


                    Review your personal financial objectives and discuss them with a qualified financial counselor before you buy a variable life insurance policy. This Policy may, or may not, be appropriate for your individual financial goals. If you are already entitled to favorable financial tax treatment, you should satisfy yourself that this Policy meets your other financial goals before you buy it. The value of the Policy and, under one option, the death benefit amount depend on the investment results of the funding options you select.



                    We offer other variable life insurance policies and variable annuity contracts with different features, benefits and charges. These policies also provide values that vary in accordance with the investment experience of a separate account of Lincoln Life.


                    At all times, your Policy must qualify as life insurance under the Internal Revenue Code of 1986 (the "Code") to receive favorable tax treatment under Federal law. If these requirements are met, you may benefit from such tax treatment. Lincoln Life reserves the right to return your premium payments if they result in your Policy failing to meet Code requirements.


                    The state in which your policy is issued will govern whether or not certain features, charges and fees will be allowed in your Policy. You should refer to your Policy contract for these state specific provisions.


                    INITIAL CHOICES TO BE MADE

                    The Policy Owner (the "Owner" or "you") is the person named in the "Policy Specifications" who has all of the Policy ownership rights. If no Owner is named, the Insured (the person whose life is insured under the Policy) will be the Owner of the Policy. You, as the Owner, have three important choices to make when the Policy is first purchased. You need to choose:


                    1) one of the three Death Benefit Options;

                    2) the amount of premium you want to pay; and
                    3) the amount of your Net Premium Payment to be placed in
                       each of the funding options you select. The Net Premium Payment is the balance of your Premium Payment that remains after certain charges are deducted from it.


                    DEATH BENEFIT


                    The Death Benefit is the amount Lincoln pays to the Beneficiary(ies) when the Insured dies. Before we pay the Beneficiary(ies), any outstanding loan account balances or outstanding amounts due are subtracted from the Death Benefit. We calculate the Death Benefit payable as of the date on which the Insured died.


                    When you purchase your Policy, you must choose one of three Death Benefit Options:



                    1) the Specified Amount (as explained in the Death Benefits Section), as found on the Policy's Specification Page; or


                    2) the sum of the Specified Amount and the Net Accumulation Value (as explained in the Policy Values Section); or

                    3) the sum of the Specified Amount and the Accumulated Premiums (all premiums paid minus the Cumulative Policy Factor (as explained in the Death Benefits Options Section), if that factor is elected).



                    If you choose Death Benefit Option 1 or 2, your policy also contains a "No Lapse Provision". This means that the Policy will not lapse regardless of the gains or losses of the Funds you select as long as you pay the specified No Lapse Premium. Therefore, the Initial Death Benefit under your Policy will be guaranteed to maturity even though your Net Accumulation Value is insufficient to pay your current Monthly Deductions. Availability of the No Lapse Provision may vary in some states. Loans or Partial Surrenders may jeopardize the No Lapse Provision. See page 33.


                    If you have borrowed against your Policy or surrendered a portion of your Policy, your Initial Death Benefit will be reduced by the Loan Account balance and any surrendered amount.

                    AMOUNT OF PREMIUM PAYMENT

                    When you apply for your Policy, you must decide how much premium to pay. Premium payments may be changed within the limits described on page 10.

                    You may use the value of the Policy to pay the premiums due and continue the Policy in force if sufficient values are available for premium payments. Be careful; if the investment options you choose do not do as well as you expect, there may not be enough value to continue the Policy in force without more premium payments. Charges against Policy values for the cost of insurance (see page 22) increase as the Insured gets older.


                    If your Policy lapses because your Monthly Premium Deduction is larger than the Net Accumulation Value, you may reinstate your Policy. The Policy will not lapse if, on each Monthly Anniversary, the Owner has met the No Lapse Premium Requirement. See page 33.



                    When you first receive your Policy you will have 10 days to review it. [Some states allow more than 10 days. Refer to your Policy Contract.] This is called the "Right-to-Examine" period. Use this time to review your Policy and make sure it meets your needs. During this period, your Initial Premium Payment will be deposited in the Money Market Sub-Account. If you then decide you do not want your Policy, we will return all Premium Payments to you with no interest paid. See page 11.


                    SELECTION OF FUNDING VEHICLES

                    This Prospectus focuses on the Separate Account investment information that makes up the "variable" part of the contract. If you put money into the variable funding options, you assume all the investment risk on that money. This means that if the fund(s) you select go up in value, the value of your Policy, net of charges and expenses, also goes up. If those funds lose value, so does your Policy. Each fund has its own investment objective. You should review each fund's Prospectus before making your decision.

                    You must choose the Sub-Accounts in which you want to place each Net Premium Payment. The Sub-Accounts make up the Separate Account. Each Sub-Account invests in shares of a certain Fund. A Sub-Account is not guaranteed and will increase or decrease in value according to the particular Fund's investment performance. See page 15.

                    You may also use Lincoln Life's Fixed Account to fund your Policy. Net Premium payments put into the Fixed Account:

                     - become part of Lincoln Life's General Account;
                     - do not share the investment experience of the Separate
                       Account; and
                     - have a guaranteed minimum interest rate of 4% per year.

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
                    Interest beyond 4% is credited at Lincoln Life's discretion. For additional information on the Fixed Account, see page 7.


                    CHARGES AND FEES



                    Lincoln Life may profit from any of these charges. The profit from any charges, including mortality and expense risk and cost of insurance charges, and may use the profit from a charge for any purpose, including covering shortfalls from other charges.


                    We deduct a premium charge of 5% from each Premium Payment. We make Monthly Deductions for administrative expenses (currently, $15 per month for the first Policy Year and $5 per month afterwards, guaranteed not to exceed $10 after the first Policy Year) along with the Cost of Insurance and any riders that are placed on your Policy. We make daily charges against the Separate Account for mortality and expense risk. This charge is guaranteed at an annual rate of 0.75% for Policy Years 1-10, 0.35% for Policy Years 11-20 and 0.20% for Policy Years 21 and beyond.

                    Each Fund has its own management fee charge, also deducted daily. Each Fund's expense levels will affect its investment results. The table on page 23 shows you the current expense levels for each Fund.

                    Each Policy Year you may make 12 transfers between funding options without charge. Beyond 12, a $25 fee may apply.

                    You may borrow within described limits against the Policy. You may surrender the Policy totally or withdraw part of its value.


                    The Surrender Charge is the amount retained by us if you totally surrender your Policy in up to the first 15 Policy Years. We charge you 2% of the amount withdrawn (not to exceed $25) each time you request a partial surrender of your Policy. The length of the surrender charge period varies based on the age at the date of issue or of increase in Specified Amount. See page 26.


                    If you borrow against your Policy, interest will be charged to the Loan Account Value. The annual interest rate is 8%. Lincoln Life will credit interest on the Loan Account Value. For the first 10 Policy Years, interest will be credited at an annual rate equal to the interest rate charged minus 1%. For Policy Years 11 and beyond, the interest credited will be the annual interest rate charged. See page 30.

                    Charges and fees may be reduced in some circumstances where Policies are purchased by corporations and other groups or sponsoring organizations on a case basis. See page 26.

                    CHANGES IN SPECIFIED AMOUNT

                    The Initial Specified Amount, chosen by the Policy Owner, is the initial Death Benefit.

                    Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the Specified Amount. The minimum Specified Amount is currently $100,000. Such changes will affect other aspects of your Policy. See page 28.

                                                                               5
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LINCOLN LIFE, THE SEPARATE ACCOUNT AND
THE GENERAL ACCOUNT


                    The Lincoln National Life Insurance Company (Lincoln Life), organized under Indiana Law in 1905, is one of the largest stock life insurance companies in the United States. Lincoln Life is engaged primarily in the direct issuance of life and health insurance contracts and annuities, and is also a professional reinsurer. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.



                    Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of nearly $100 billion and annual consolidated revenues of over $6.8 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, life-health reinsurance, mutual funds, institutional investment management and financial planning and advisory services.


                    Lincoln Life Flexible Premium Variable Life Account M ("Account M") is a "separate account" of the company established on December 2, 1997. Under Indiana law, the assets of Account M attributable to the Policies, though our property, are not chargeable with liabilities of any other business of Lincoln Life and are available first to satisfy our obligations under the Policies. Account M income, gains, and losses are credited to or charged against Account M without regard to our other income, gains, or losses. Its values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a "unit investment trust" under the 1940 Act and meets the 1940 Act's definition of "separate account". Such registration does not involve supervision by the Commission of Account M's or our management, investment practices, or policies. We have numerous other registered separate accounts which fund other variable life insurance policies and variable annuity contracts.

                    Account M is divided into Sub-Accounts, each of which is invested solely in the shares of one of the Funds available as funding vehicles under the Policies. On each Valuation Day, (any day on which the New York Stock Exchange is open) Net Premium Payments allocated to Account M will be invested in Fund shares at net asset value, and monies necessary to pay for deductions, charges, transfers and surrenders from Account M are raised by selling Fund shares at net asset value.

                    The Funds and their investment objectives, which they may or may not achieve, are described in FUNDS. More Fund information is in the Funds' prospectuses, which must accompany or precede this prospectus and should be read carefully. Some Funds have investment objectives and policies similar to those of other funds managed by the same investment adviser. Their investment results may be higher or lower than those of the other funds, and there can be no assurance, and no representation is made, that a Fund's investment results will be comparable to the investment results of any other fund.


                    We reserve the right to add, withdraw or substitute Funds, subject to the conditions of the Policy in compliance with regulatory requirements if, in our sole discretion, legal, regulatory, marketing, tax or investment considerations so warrant. In addition, a particular Fund may no longer be available for investment by the Sub-Accounts. No substitution will take place without prior approval of the Commission, to the extent required by law.


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
                    Shares of the Funds may be used by us and other insurance companies to fund both variable annuity contracts and variable life insurance policies. While this is not perceived as problematic, the Funds' governing bodies (Boards of Directors/Trustees) have agreed to monitor events to identify any material irreconcilable conflicts which might arise and to decide what responsive action might be appropriate. If a Sub-Account were to withdraw its investment in a Fund because of a conflict, a Fund might have to sell portfolio securities at unfavorable prices.

                    A Policy may also be funded in whole or in part through the "Fixed Account", part of Lincoln Life's General Account supporting its insurance and annuity obligations. We will credit interest on amounts held in the Fixed Account as we determine from time to time, but not less than 4% per year. Interest, once credited, and Fixed Account principal are guaranteed. Interests in the Fixed Account have not been registered under the 1933 Act in reliance on exemptive provisions. The Commission has not reviewed Fixed Account disclosures, but they are subject to securities law provisions relating to accuracy and completeness.

BUYING VARIABLE LIFE INSURANCE


                    The Policies this Prospectus offers are variable life insurance policies which provide death benefit protection. Investors not needing death benefit protection should consider other forms of investment, as there are extra costs and expenses of providing the insurance feature. Further, life insurance purchasers who are risk-averse or want more predictable premium levels and benefits may be more comfortable buying more traditional, non-variable life insurance. However, variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection and willing to assume investment risk and to monitor investment choices they have made.


                    Flexibility starts with the ability to make differing levels of premium payments. A young family just starting out may only be able to pay modest premiums initially but hope to increase premium payments over time. At first, this family would be paying primarily for the insurance feature (perhaps at ages where the insurance cost is relatively low) and later use a Policy more as a savings vehicle. A customer at peak earning capacity may wish to pay substantial premiums for a limited number of years prior to retirement, after which Policy values may suffice, based on future expected return results, though not guaranteed, to keep the Policy inforce for the expected lifetime and to provide, through loans, supplemental retirement income. A customer may be able to pay a large single premium, using the Policy primarily as a savings and investment vehicle for potential tax advantages. A parent or grandparent may find a policy on the life of a child or grandchild a useful gifting opportunity over a period of years and the basis of an investment program for the donee. A business may be able to use a Policy to fund non-qualified executive compensation or business continuation plans.

                    Sufficient premiums must always be paid to keep a policy inforce, and there is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated. The No Lapse Provision may help to assure a death benefit even if investment results are unfavorable.

                    Flexibility also results from being able to select, monitor and change investment choices within a Policy. With the wide variety of funding options available, it is possible to fine tune an investment mix and change it to meet changing personal objectives or investment conditions. Policy owners should be prepared to monitor their investment choices on an ongoing basis.

                    Variable life insurance has significant tax advantages under current tax law. A transfer of values from one fund to another within the Policy generates no taxable gain or loss. And any investment income and realized capital gains within a fund are automatically reinvested without being taxed to the Policy owners. Policy values therefore accumulate on a tax-deferred basis. These situations would normally result in immediate tax liabilities in the case of direct investment in mutual funds.

                    While these tax deferral features also apply to variable annuities, liquidity (the ability of Policy owners to access Policy values) is normally more easily achieved with variable life insurance. Unless a policy has become a "modified endowment contract" (see TAX ISSUES), an Owner can borrow Policy values tax-free, without surrender charges and at very low net interest cost. Policy loans can be a source of retirement income. Variable annuity withdrawals are generally taxable to the extent of accumulated income, may be subject to surrender charges, and will result in penalty tax if made before age 59 1/2.

                    Depending on the death benefit option chosen, accumulated Policy values may also be part of the eventual death benefit payable. If a Policy is heavily funded and investment performance is very favorable, the death benefit may increase even further because of tax law requirements that the death benefit be a certain multiple of Policy value, depending on the Insured's age (see DEATH BENEFITS). The death benefit is income-tax free and may, with proper estate planning, be estate-tax free. A tax advisor should be consulted.

                    There are costs and expenses of variable life insurance ownership which are directly related to Policy values (i.e. asset based costs), as is true with investment in mutual funds or variable annuities. A significant additional cost of variable life insurance is the "cost of insurance" charge which is imposed on the "amount at risk" (the death benefit less Policy value) and increases as the insured grows older. This charge varies by age, underwriting classification, smoking status and in most states by gender. The effect of its increase can be seen in illustrations in this Prospectus (see Appendix 4) or in personalized illustrations available upon request. Surrender Charges, which decrease over time, are another significant additional cost if the Policy is not retained.

                    REPLACEMENTS

                    Before purchasing the Policy to replace, or to be funded with proceeds borrowed or withdrawn from, an existing life insurance policy, an applicant should consider a number of matters. Will any commission be paid to an agent or any other person with respect to the replacement? Are coverages and comparable values available from the Policy, as compared to his or her existing policy? The Insured may no longer be insurable, or the contestability period may have elapsed with respect to the existing policy, while the Policy could be contested. The Owner should consider similar matters before deciding to replace the Policy or withdraw funds from the Policy for the purchase of funding a new policy of life insurance.

APPLICATION

                    Any person who wants to buy a Policy must first complete an application on a form provided by Lincoln Life.

                    A completed application identifies the prospective Insured and provides sufficient information about the prospective insured to permit Lincoln Life to begin underwriting the risks under the Policy. We require a medical history and examination of the Insured. Lincoln Life may decline to provide insurance, or it may place the Insured into a special underwriting category (these include preferred, non-smoker standard, smoker standard, non-smoker substandard and smoker substandard). The amount of the Cost of Insurance deducted monthly from the Policy value after issue varies among the underwriting categories as well as by Age and, in most states, gender of the Insured.


                    The applicant will initially select the Beneficiary or Beneficiaries who are to receive Death Benefit Proceeds, the initial face amount (the "Initial Specified Amount") of the Death Benefit and which of three methods of computing the Death Benefit is to be used. (See DEATH BENEFITS, Death Benefit Options). The applicant will also indicate both the frequency and amount of Premium Payments, (see PREMIUM FEATURES), and how Policy values are initially to be allocated among the available funding options following the expiration of the Right-to-Examine Period. (See RIGHT-TO-EXAMINE PERIOD).


OWNERSHIP

                    The Owner is the person or persons named as "Owner" in the application, and on the Date of Issue will usually be identified as "Owner" in the Policy Specifications. If no person is identified as Owner in the Policy Specifications, then the Insured is the Owner. The person or persons designated to be Owner of the Policy must have, or hold legal title for the sole benefit of a person who has, an "insurable interest" in the life of the Insured under applicable state law. The Owner may be the Insured, or any other natural person or non-natural entity.

                    The Owner is entitled to exercise rights under the Policy so long as the Insured is living. These rights include the power to select the Beneficiary and the Death Benefit Option. The Owner generally also has the right to request policy loans, make partial surrenders or surrender the Policy. The Owner may also name a new owner, assign the Policy or agree not to exercise all of the Owner's rights under the Policy.

                    If the Owner predeceases the Insured, the Owner's rights in the Policy will belong to the Owner's estate, unless otherwise specified to Lincoln Life.

BENEFICIARY

                    The Beneficiary is designated by the Owner or the Applicant and is the person who will receive the Death Benefit proceeds payable under the Policy. The person or persons named in the application as "Beneficiary" are the Beneficiaries of the Death Benefit under the Policy. Multiple Beneficiaries will be paid in equal shares, unless otherwise specified to Lincoln Life.

                    Except when Lincoln Life has acknowledged an assignment of the Policy or an agreement not to change the Beneficiary, the Owner may change the Beneficiary at any time while the Insured is living. Any request for a change in the Beneficiary must be in a written form satisfactory to Lincoln Life and submitted to Lincoln Life. Unless the Owner has reserved the right to change the Beneficiary, such a request must be signed by both the Owner and the Beneficiary. When Lincoln Life has recorded the change of Beneficiary, it will be effective as of the date of signature or, if there is no such date, the date recorded. No change of Beneficiary will affect or prejudice Lincoln Life as to any payment made or action taken by Lincoln Life before it was recorded.

                    If any Beneficiary dies before the Insured, the Beneficiary's potential interest shall pass to any surviving Beneficiaries, unless otherwise specified to Lincoln Life. If no named Beneficiary survives the Insured, any Death Benefit Proceeds will be paid to the Owner or the Owner's executor, administrator or assignee.

THE POLICY

                    The Policy is the life insurance contract described in the Prospectus. The Date of Issue is the date on which we begin life insurance coverage under a Policy. A Policy Year is each twelve month period, beginning with the Date of Issue, during which the Policy is in effect. The Policy Anniversary is the day of the year the Policy was issued.

                    On issuance, a life insurance contract ("Policy") will be delivered to the Owner. The Owner should promptly review the Policy to confirm that it sets forth the features specified in the application. The ownership and other options set forth in the Policy are registered, and may be transferred, solely on Lincoln Life's books and records. Mere possession of the Policy does not imply ownership rights. If the Owner loses the Policy, Lincoln Life will issue a replacement on request. Lincoln Life may impose a Policy replacement fee.

                    POLICY SPECIFICATIONS

                    The Policy includes a "Policy Specifications" page, with supporting schedules, stating Policy information including the identity of the Owner, the Date of Issue, the Initial Specified Amount, the Death Benefit Option selected, the Insured, the Issue Age, the Beneficiary, the initial Premium Payment, the Surrender Charges, Expense Charges and Fees, Guaranteed Maximum Cost of Insurance Rates, and the No Lapse Premium.

PREMIUM FEATURES

                    The Owner may select and vary the frequency and the amount of Premium Payments and the allocation of Net Premium Payments. After the Initial Premium Payment is made there is no minimum premium required, except to maintain the No Lapse Provision. (See LAPSE AND REINSTATEMENT No Lapse Provision). The initial Premium Payment is due on the Effective Date (the date on which the initial premium is applied to the Policy) and must be equal to or exceed the amount necessary to provide for two Monthly Deductions. If the Insured is still living upon attaining Age 100, and the Policy has not been surrendered, there are certain changes under the Policy. Lincoln Life will no longer accept Premium Payments. Lincoln Life will make no further monthly deductions. Policy Values held in the Separate Account will be transferred to the Fixed Account. Lincoln Life will no longer transfer amounts to the Sub-Accounts. The Policy will remain in force until surrender or the Insured's Death.

                    PLANNED PREMIUMS; ADDITIONAL PREMIUMS

                    "Planned Premiums" are the amount of premium (as shown in the Policy Specifications) the Applicant chooses to pay Lincoln Life on a scheduled basis. This is the amount for which we send a premium reminder notice.

                    Any subsequent Premium Payments ("Additional Premiums") must be sent directly to the Administrative Office. Additional Premiums will be credited only when actually received by Lincoln Life. Premium Payments may be billed annually, semiannually, or quarterly. Pre-authorized automatic Additional Premium Payments can also be arranged at any time.

                    Unless specifically otherwise directed, any payment received (other than any Premium Payment necessary to prevent, or cure, Policy lapse) will be applied first to reduce Policy indebtedness. There is no premium load on such payments to the extent applied to reduce indebtedness.

                    LIMITS ON RIGHT TO MAKE PAYMENTS OF ADDITIONAL AND PLANNED PREMIUMS

                    The Owner may increase Planned Premiums, or pay Additional Premiums, subject to the following limitations and Lincoln Life's right to limit the amount or frequency of Additional Premiums.

                    Lincoln Life may require evidence of insurability if any payment of Additional Premium (including Planned Premium) would increase the difference between the Death Benefit and the Accumulation Value. If Lincoln Life is unwilling to accept the risk, the increase in premium will be refunded without interest and without participation of such amounts in any underlying investment.

                    Lincoln Life may also decline any Additional Premium (including Planned Premium) or a portion thereof that would result in total Premium Payments exceeding the maximum limitation for life insurance under federal tax laws. The excess amount would be returned.

                    PREMIUM LOAD; NET PREMIUM PAYMENT

                    Lincoln Life deducts 5% from each Premium Payment. This amount, sometimes referred to as "premium load," covers certain Policy-related state tax and federal income tax liabilities and a portion of the sales expenses incurred by Lincoln Life. The Premium Payment, net of the premium load, is called the "Net Premium Payment."

RIGHT-TO-EXAMINE PERIOD


                    A Policy may be returned to Lincoln Life for cancellation on or before 10 days after delivery to the Owner (or a greater number of days if required by your state). This is called the Right-to-Examine Period. If the Policy is returned for cancellation within the Right-to-Examine Period, we will return any Premium Payments. However, if a Premium Payment was made by check, there may be a delay until the check clears. Any Premium Payments we receive before the end of the Right-to-Examine Period will be held in the Money Market Sub-Account.


TRANSFERS AND ALLOCATION AMONG ACCOUNTS

                    ALLOCATION OF NET PREMIUM PAYMENTS

                    The allocation of Net Premium Payments among the Fixed Account and Sub-Accounts may be set forth in the application. An Owner may change the allocation of Net Premium Payments among the Fixed and Variable Sub-Accounts at any time. The amount allocated to any Sub-Account must be in whole percentages and result in a Sub-Account Value of at least $100 or a Fixed Account Value of $2,500. Lincoln Life, at its sole discretion, may waive minimum balance requirements on the Sub-Accounts.

                    TRANSFERS

                    The Owner may make transfers among the Sub-Accounts, on the terms set forth below, at any time before the Insured reaches Age 100. The Owner should carefully consider current market conditions and each Sub-Account's investment policies and related risks before allocating money to the Sub-Accounts.

                    Transfer of amounts from one Sub-Account to another or from the Sub-Accounts to the Fixed Account are possible at any time. Within 30 days after each anniversary of the Date of Issue, the Owner may transfer up to 20% of the Fixed Account Value (as of the preceding anniversary of the Date of Issue) to one or more Sub-Accounts. The cumulative amount of transfers from the Fixed Account within any such 30 day period cannot exceed 20% of the Fixed Account Value on the most recent Policy Anniversary. Up to 12 transfer requests (a request may involve more than a single transfer) may be made in any Policy Year without charge, and any value remaining in a Sub-Account after a transfer must be at least $100. Lincoln Life reserves the right to impose a minimum transfer amount and a charge for each transfer request in excess of 12 requests in any Policy Year. Lincoln Life may further limit transfers from the Fixed Account at any time.


                    Transfers must be made in proper written form, unless the Owner has given written authorization to Lincoln Life to accept telephone transactions. Authorization to engage in telephone transactions and permitted telephone transactions must be made in accordance with the procedures described in COMMUNICATIONS WITH LINCOLN LIFE, Telephone Transaction Privileges. You may also send your request by facsimile to the Administrative Office. Written transfer requests or adequately authenticated telephone transfer requests received at the Administrative Office by the close of the New York Stock Exchange (usually 4:00 PM ET) on a Valuation Day will be effective as of that day. Otherwise, requests will be effective as of the next Valuation Day.



                    Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of Accumulation Units based on the Accumulation Unit values next determined after the Administrative Office receives a request in proper written form or adequately authenticated telephone transfer requests. Any transfer made which causes the remaining value of Accumulation Units for a Sub-Account or the Fixed Account to be less than $100 may result in those remaining Accumulation Units being canceled and their aggregate value reallocated proportionately among the other Sub-Accounts and the Fixed Account to which Policy values are then allocated.


                    OPTIONAL SUB-ACCOUNT ALLOCATION PROGRAMS

                    The Owner may elect to participate in programs providing for Dollar Cost Averaging or Automatic Rebalancing, currently without charge, but may participate in only one program at any time.

                    DOLLAR COST AVERAGING

                    Dollar Cost Averaging systematically transfers specified dollar amounts from the Money Market Sub-Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly or quarterly basis. These transfers do not count against the free transfers available. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, an Owner may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market.

                    If the Owner elects Dollar Cost Averaging, the value in the Money Market Sub-Account must be at least $1,000 initially. The minimum amount that may be allocated is $50 monthly.

                    An election for Dollar Cost Averaging is effective after the Administrative Office receives a request from the Owner in proper written form or by telephone, if adequately authenticated. An election is effective within ten business days, but only if there is sufficient value in the Money Market Sub-Account. Lincoln Life may, in its sole discretion, waive Dollar Cost Averaging minimum deposit and transfer requirements.

                    Dollar Cost Averaging terminates automatically: (1) if the number of designated transfers has been completed; (2) if the value in the Money Market Sub-Account is insufficient to complete the next transfer; (3) within one week after the Administrative Office receives a request for termination in proper written form or by telephone, if adequately authenticated; or (4) if the Policy is surrendered.

                    AUTOMATIC REBALANCING

                    Automatic Rebalancing periodically restores to a pre-determined level the percentage of Policy value allocated to each Sub-Account (e.g. 20% Money Market, 50% Growth, 30% Utilities). The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application, until changed by the Owner. If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Sub-Accounts will be subject to Automatic Rebalancing.

                    The Owner may select Automatic Rebalancing on a quarterly, semi-annual or annual basis. Automatic Rebalancing may be elected, terminated or the allocation may be changed at any time, effective within ten business days upon receipt by the Administrative Office of a request in proper written form or by telephone, if adequately authenticated.

POLICY VALUES

                    The Accumulation Value is the sum of the Fixed Account Value, Separate Account Value and the Loan Account Value. The Accumulation Value of the Policy depends on the performance of the underlying investments. Policy values are used to pay for Policy fees and expenses, including the Cost of Insurance. Premium Payments to meet your objectives will vary based on the investment performance of the underlying investments. A market downturn, affecting the Sub-Accounts upon which the Accumulation Value of a particular Policy depends, may require Additional Premium Payments beyond those expected (unless the No Lapse Provision requirements have been satisfied) to maintain the level of coverage or to avoid lapse of the Policy. We strongly suggest you review periodic statements to determine if Additional Premium Payments may be necessary to avoid lapse of the Policy.

                    We will tell you at least annually the Accumulation Value, the number of Accumulation Units credited to the Policy, current Accumulation Unit values, Sub-Account values, the Fixed Account Value and the Loan Account Value.

                    ACCUMULATION VALUE


                    The portion of a Premium Payment remaining after deduction of 5.0% for the premium load, is the Net Premium Payment. It is the Net Premium Payment that is available for allocation to the Fixed Account or Sub-Accounts.


                    We credit Net Premium Payments to the Policy as of the end of the Valuation Period in which it is received at the Administrative Office. The Valuation Period is the time between Valuation Days, and a Valuation Day is every day on which the New York Stock Exchange is open and trading is unrestricted. Accumulation Units are valued on every Valuation Day.

                    The "Accumulation Value" of a Policy is determined by:
                    (1) multiplying the total number of Variable Accumulation Units credited to the Policy for each Sub-Account by its appropriate current Variable Accumulation Unit Value;
                    (2) if a combination of

                    Sub-Accounts is elected, totaling the resulting values; and
                    (3) adding any values attributable to the Fixed Account and the Loan Account. The Accumulation Value will be affected by Monthly Deductions.

                    SEPARATE ACCOUNT VALUE

                    The Separate Account Value is the portion of the Accumulation Value attributable to the Separate Account.

                    VARIABLE ACCUMULATION UNIT VALUE

                    All or a part of a Net Premium Payment allocated to a Sub-Account is converted into Variable Accumulation Units by dividing the amount allocated by the value of the Variable Accumulation Unit for the Sub-Account next calculated after it is received at the Administrative Office. The Variable Accumulation Unit Value for each Sub-Account was initially established at $10.00. It may increase or decrease from one Valuation Period to the next. Allocations to Sub-Accounts are made only as of the end of a Valuation Day.

                    VARIABLE ACCUMULATION UNITS

                    The "Variable Accumulation Unit" is a unit of measure used in the calculation of the value of each Sub-Account. The Variable Accumulation Unit value for a Sub-Account for a Valuation Period is determined as follows:
                       1. The total value of Fund shares held in the Sub-Account
                          is calculated by multiplying the number of Fund shares owned by the Sub-Account at the beginning of the Valuation Period by the net asset value per share of the Fund at the end of the Valuation Period, and adding any dividend or other distribution of the Fund if an ex-dividend date occurs during the Valuation Period; minus
                       2. The liabilities of the Sub-Account at the end of the
                          Valuation Period; such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that Lincoln Life determines result from the operations of the Separate Account; and
                       3. The result of (2) is divided by the number of Variable
                          Accumulation Units outstanding at the beginning of the Valuation Period.

                    The daily charge imposed on a Sub-Account for any Valuation Period is equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the Valuation Period. The amount of Monthly Deduction allocated to each Sub-Account will result in the cancellation of Variable Accumulation Units that have an aggregate value on the date of such deduction equal to the total amount by which the Sub-Account is reduced.

                    The number of Variable Accumulation Units credited to a Policy will not be changed by any subsequent change in the value of a Variable Accumulation Unit. Such value may vary from Valuation Period to Valuation Period to reflect the investment experience of the Fund used in a particular Sub-Account and fees and charges under the Policy.

                    FIXED ACCOUNT AND LOAN ACCOUNT VALUE

                    The Fixed Account Value and the Loan Account Value reflect amounts allocated to Lincoln Life's general account through payment of premiums or through transfers from the Separate Account. Lincoln Life guarantees the Fixed Account Value.

                    NET ACCUMULATION VALUE


                    The "Net Accumulation Value" is the Accumulation Value less the Loan Account Value. The Net Accumulation Value represents the net value of the Policy and is the basis for calculating the Surrender Value.


FUNDS


                    Each of the Sub-Accounts of the Separate Account is invested solely in the shares of one of the Funds available under the Policies. Each of the Funds, in turn, is an investment portfolio of one of the trusts or corporations listed below. A given Fund may have a similar investment objective and principal investment strategy to those for another mutual fund managed by the same investment advisor or subadvisor. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the funds are similar, the investment results may vary.



                    The portfolios, their investment advisers and distributors, and the Funds within each that are available under the Policies are:


                    AIM VARIABLE INSURANCE FUNDS, managed by A I M
                    Advisors, Inc., and distributed by A I M Distributors Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173

                        AIM V.I. Growth Fund
                        AIM V.I. International Equity Fund
                        AIM V.I. Value Fund


                    AMERICAN FUNDS INSURANCE SERIES, managed by Capital Research and Management Company and distributed by American Funds Distributors, Inc., 333 South Hope Street, Los Angeles, CA 90071


                        AFIS Global Small Capitalization Fund -- Class 2 AFIS Growth Fund -- Class 2
                        AFIS Growth-Income Fund -- Class 2

                    BARON CAPITAL FUNDS TRUST, managed by BAMCO, Inc. and distributed by Baron Capital Inc., 767 Fifth Avenue, New York, NY 10153

                        Baron Capital Asset Fund -- Insurance Shares


                    DELAWARE GROUP PREMIUM FUND, managed by Delaware Management Company, One Commerce Square, Philadelphia, PA 19103 and for Emerging Markets, Delaware International Advisers, Ltd., 80 Cheapside, London, England ECV2 6EE, and distributed by Delaware Distributors, L.P., One Commerce Square, Philadelphia, PA 19103



                        Devon Series -- Standard Class
                        Emerging Markets Series -- Standard Class
                        High Yield Series -- Standard Class
                        REIT Series -- Standard Class
                        Small Cap Value Series -- Standard Class
                        Trend Series -- Standard Class

                    DEUTSCHE ASSET MANAGEMENT VIT FUNDS TRUST, managed by Deutsche Asset Management, Inc., 130 Liberty Street (One Bankers Trust Plaza), New York, NY 10006 and distributed by Provident Distributors, Inc., Four Falls Corporate Center, West Conshohocken PA 19428


                        EAFE-Registered Trademark- Equity Index Fund
                        Equity 500 Index Fund
                        Small Cap Index Fund

                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND, FIDELITY VARIABLE INSURANCE PRODUCTS FUND II, AND FIDELITY VARIABLE INSURANCE PRODUCTS FUND III, managed by Fidelity Management & Research Company and distributed by Fidelity Distributors Corporation Inc., 82 Devonshire Street, Boston, MA 02109


                        Fidelity VIP Growth Portfolio -- Service Class Fidelity VIP High Income Portfolio -- Service Class Fidelity VIP II Contrafund Portfolio -- Service Class Fidelity VIP III Growth Opportunities Portfolio --
                    Service Class



                    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, managed by Templeton Investment Counsel, LLC. Broward Financial Centre, STE 2100, Fort Lauderdale FL 33394 and for Growth Securities, Templeton Global Advisors Limited, Lyford Cay, Nassau N.P., Bahamas, and distributed by Franklin Templeton Distributors, Inc. 777 Mariners Island Blvd. San Mateo CA 94403-7777



                        Templeton Growth Securities Fund -- Class 2


                        Templeton International Securities Fund -- Class 2


                    JANUS ASPEN SERIES, managed by Janus Capital and distributed by Janus Distributors, Inc., 100 Fillmore Street, Denver, CO 80206-4928.

                        Janus Aspen Series Balanced Portfolio -- Institutional
                    Shares
                        Janus Aspen Series Global Technology Portfolio --
                    Service Shares
                        Janus Aspen Series Worldwide Growth Portfolio --
                    Institutional Shares


                    LINCOLN NATIONAL FUNDS, managed by Delaware Lincoln Investment Advisors and for Social Awareness, Vantage Investment Advisors, 2005 Market Street, Philadelphia, PA 19103. Sub-advisors also noted.



                        LN Bond Fund, Inc.
                        LN Capital Appreciation Fund, Inc. (Sub-advised by Janus
                    Capital Corp.)
                        LN Equity-Income Fund, Inc. (Sub-advised by Fidelity
                    Management & Research Company)
                        LN Global Asset Allocation Fund, Inc. (Sub-advised by
                    Putnam Investment Management, LLC)
                        LN Money Market Fund, Inc.
                        LN Social Awareness Fund, Inc.


                    MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST, managed by Massachusetts Financial Services Company and distributed by MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116


                        MFS Emerging Growth Series -- Initial Class
                        MFS Total Return Series -- Initial Class
                        MFS Utilities Series -- Initial Class

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, managed and distributed by Neuberger Berman Management Inc., 605 Third Avenue, 2nd Floor, New York, NY 10158-0006

                        NB AMT Mid-Cap Growth Portfolio
                        NB AMT Partners Portfolio

                    The investment advisory fees charged the Funds by their advisers are shown listed under "Fund Expenses" in this Prospectus.

                    Below is a brief description of the investment objective and program of each Fund. There can be no assurance that any of the stated investment objectives will be achieved.

                    AIM V.I. GROWTH FUND: Seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum. Focus is on companies that have experienced above-average growth in earnings and have excellent prospects for future growth.


                    AIM V.I. INTERNATIONAL EQUITY FUND: Seeks to provide long-term growth of capital.



                    AIM V.I. VALUE FUND: Seeks to achieve long-term growth of capital.


                    AFIS GLOBAL SMALL CAPITALIZATION FUND -- CLASS 2: Seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalization of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.


                    AFIS GROWTH FUND -- CLASS 2: Seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.


                    AFIS GROWTH-INCOME FUND -- CLASS 2: Seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.


                    BARON CAPITAL ASSET FUND -- INSURANCE SHARES: The investment objective is to purchase stocks judged by the advisor to have the potential of increasing their value at least 50% over two subsequent years, although that goal may not be achieved.



                    DELAWARE GROUP DEVON SERIES -- STANDARD CLASS: Seeks total return by investing primarily in common stocks that the Investment Manager believes have the potential for above-average earnings per share growth over time combined with a high degree of earnings consistency.



                    DELAWARE GROUP EMERGING MARKETS SERIES -- STANDARD CLASS:
                    Seeks long-term capital appreciation by investing primarily in stocks of companies located or operating in emerging countries.



                    DELAWARE GROUP HIGH YIELD SERIES -- STANDARD CLASS: Seeks total return and, as a secondary objective, high current income. The Series invests primarily in high-yield corporate bonds commonly known as junk bonds. An investment in this Series may involve greater risks than an investment in a portfolio comprised primarily of investment-grade bonds.

                    DELAWARE GROUP REIT SERIES -- STANDARD CLASS: Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective by investing in the securities of companies primarily engaged in the real estate industry.



                    DELAWARE GROUP SMALL CAP VALUE SERIES -- STANDARD CLASS:
                    Seeks capital appreciation by investing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.



                    DELAWARE GROUP TREND SERIES -- STANDARD CLASS: Seeks long-term capital appreciation by investing primarily in stocks of small companies and convertible securities of emerging and other growth-oriented companies.



                    DEUTSCHE VIT EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND:
                    The Fund seeks to replicate as closely as possible, before expenses, the total return of the Morgan Stanley Capital International (MSCI) EAFE-Registered Trademark- Index (EAFE-Registered Trademark- Index) which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.



                    DEUTSCHE VIT EQUITY 500 INDEX FUND: The Fund seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), which emphasizes stocks of large US companies.



                    DEUTSCHE VIT SMALL CAP INDEX FUND: The Fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small US companies.


                    FIDELITY VIP GROWTH PORTFOLIO -- SERVICE CLASS: Seeks long-term capital appreciation. The portfolio normally purchases common stocks.

                    FIDELITY VIP HIGH INCOME PORTFOLIO -- SERVICE CLASS: Seeks high current income by investing at least 65% of total assets in income-producing debt securities, with an emphasis on lower quality securities.

                    FIDELITY VIP II CONTRAFUND PORTFOLIO -- SERVICE CLASS: Seeks capital appreciation by investing primarily in securities of companies whose value the advisor believes is not fully recognized by the public.

                    FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO -- SERVICE
                    CLASS: Seeks capital growth by investing primarily in common stocks.

                    JANUS ASPEN SERIES BALANCED PORTFOLIO -- INSTITUTIONAL
                    SHARES: Seeks long term growth of capital, consistent with the preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

                    JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO -- SERVICE
                    SHARES: Seeks long-term growth of capital. The Portfolio invests primarily in equity securities of U.S. and foreign companies, selected for their growth potential. Normally, it invests at least 65% of its total assets in securities or companies that the portfolio manager believes will benefit significantly from advancements or improvements in technology.


                    JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO -- INSTITUTIONAL SHARES: Seeks long-term growth of capital in a manner consistent with the preservation of capital. Pursues objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in insurers from at least 5 different countries, including the U.S. The Portfolio may at times invest in fewer than five countries or even a single country.

                    LINCOLN NATIONAL BOND FUND: Seeks maximum current income consistent with prudent investment strategy. The fund invests primarily in medium- and long-term corporate and government bonds.


                    LINCOLN NATIONAL CAPITAL APPRECIATION FUND: Seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products and services are in high demand. It may also buy some money market securities and bonds, including junk bonds.

                    LINCOLN NATIONAL EQUITY-INCOME FUND: Seeks reasonable income by investing primarily in income-producing equity securities. The fund invests mostly in high-income stocks with some high-yielding bonds (including junk bonds).


                    LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND: Seeks long-term total return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.



                    LINCOLN NATIONAL MONEY MARKET FUND: Seeks maximum current income consistent with the preservation of capital. The fund invests in high quality short term obligations issued by U.S. corporations, the U.S. government, and federally-chartered banks and U.S. branches of foreign banks.



                    LINCOLN NATIONAL SOCIAL AWARENESS FUND: Seeks long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.



                    MFS EMERGING GROWTH SERIES -- INITIAL CLASS: Seeks to provide long-term growth of capital.



                    MFS TOTAL RETURN SERIES -- INITIAL CLASS: Seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.



                    MFS UTILITIES SERIES -- INITIAL CLASS: Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).


                    NB AMT MID-CAP GROWTH PORTFOLIO: Seeks capital appreciation by investing primarily in common stocks of medium-capitalization companies, using a growth-oriented investment approach.

                    NB AMT PARTNERS PORTFOLIO: Seeks capital growth by investing mainly in common stock of mid- to large capitalization established companies using the value-oriented investment approach. Neuberger Berman Management Inc. serves as the Fund's investment adviser. Neuberger Berman, LLC serves as the Fund's investment sub-adviser.


                    TEMPLETON GROWTH SECURITIES FUND -- CLASS 2: Seeks long-term capital growth. Invests primarily in stocks of companies in various nations throughout the world including the U.S. and emerging markets. Templeton Global Advisors Limited serves as the Fund's investment advisor.



                    TEMPLETON INTERNATIONAL SECURITIES FUND -- CLASS 2: Seeks long-term capital growth. Invests primarily in stocks of companies outside the United States, including those in emerging markets. Templeton Investment Counsel, LLC serves as the Fund's investment advisor.

                    Several of the Funds may invest in non-investment grade, high-yield, high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual Fund Prospectuses. Please review the Prospectuses carefully.



                    There is no assurance that the investment objective of any of the Funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. There is investment performance risk in each of the Sub-Accounts, although the amount of such risk varies significantly among the Sub-Accounts. Owners should read each Fund's prospectus carefully and understand the risks before making or changing investment choices. Additional Funds may, from time to time, be made available as underlying investments. The right to select among Funds will be limited by the terms and conditions imposed by Lincoln Life (See "Allocation of Net Premium Payments"). Lincoln Life may make these changes (including substitutions) for some or all classes of policyholders.


                    SUBSTITUTION OF SECURITIES


                    If the shares of any Fund should no longer be available for investment by the Separate Account, or if, in our judgment, further investment in such shares should cease to be appropriate in view of the purpose of the Separate Account or in view of legal, regulatory or federal income tax restrictions, or for any other reason in our sole discretion; we may substitute shares of another Fund. There will be no substitution of securities in any Sub-Account without prior approval of the Commission. Substitute funds may have higher charges than the funds being replaced.



                    Substitutions may be made with respect to existing investments or the investment of future premium payments, or both. We may close Sub-Accounts to allocations of premium payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.


                    VOTING RIGHTS

                    Lincoln Life will vote the shares of each Fund held in the Separate Account at special meetings of the shareholders of the particular Fund in accordance with instructions received by the Administrative Office in proper written form from persons having a voting interest in the Separate Account. Lincoln Life will vote shares for which it has not received instructions in the same proportion as it votes shares in the Separate Account for which it has received instructions. The Funds do not hold regular meetings of shareholders.

                    The number of shares which a person has a right to vote will be determined as of a date to be chosen by the appropriate Fund not more than sixty (60) days prior to the meeting of the particular Fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting.


                    To determine how many votes each policy owner is entitled to direct with respect to a Fund, first we will calculate the dollar amount of your account value attributable to that Fund. Second, we will divide that amount by $100.00. The result is the number of votes you may direct.

                    FUND PARTICIPATION AGREEMENTS



                    In order to make the Funds available, Lincoln Life has entered into agreements with the trusts or corporations and their advisors or distributors. In some of these agreements, Lincoln Life must perform certain administrative services for the Fund advisors or distributors. For these administrative functions, Lincoln Life may be compensated by the Fund at annual rates of between .14% and .35% of the assets attributable to the Policies.


CHARGES AND FEES


                    We deduct charges in connection with the Policy to compensate us for providing the Policy's insurance benefit, administering the Policy, assuming certain risks under the Policy and for sales related expenses we incur. Lincoln Life may profit from any of these charges. The profit from any charges, including mortality and expense risk and cost of insurance charges, may be used for any purpose, including covering shortfalls from other charges.


                    The nature and amount of these charges are as follows:

                    DEDUCTIONS FROM PREMIUM PAYMENTS

                    We deduct a premium charge of 5% from each Premium Payment.

                    DEDUCTIONS MADE MONTHLY

                    We make various expense deductions monthly. The Monthly Deductions, including the Cost of Insurance Charges, and charges for supplemental riders or benefits, if any, are deducted proportionately from the Net Accumulation Value of each underlying investment subject to the charge. For Sub-Accounts, Variable Accumulation Units are canceled and the value of the canceled Units withdrawn in the same proportion as their respective values have to the Net Accumulation Value. The Monthly Deductions are made on the "Monthly Anniversary Day", the Date of Issue and the same day of each month thereafter, or if there is no such date in a given month, then the first Valuation Day of the next month. If the day that would otherwise be a Monthly Anniversary Day is not a Valuation Day, then the Monthly Anniversary Day is the next Valuation Day.

                    If the Net Accumulation Value is insufficient to cover the current Monthly Deduction, you have a 61-day period ("Grace Period") to make a payment sufficient to cover that deduction. (See Lapse and Reinstatement: Lapse of a Policy).

                    If the Insured attains Age 100 and the Policy has not been surrendered, no further Monthly Deductions will be made and the Separate Account Value will be transferred to the Fixed Account. The Policy will then remain in force until surrender or the Insured's Death.

                    MONTHLY DEDUCTION

                    There is a flat dollar Monthly Deduction of $15 until the first Policy Anniversary and, currently, $5 thereafter (guaranteed not to exceed $10 after the first Policy Year).

                    These charges compensate Lincoln Life for administrative expenses associated with Policy issue and ongoing Policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.

                    COST OF INSURANCE CHARGE

                    The Cost of Insurance is the portion of the Monthly Deduction designed to compensate Lincoln Life for the anticipated cost of paying Death Benefits in excess of the Accumulation Value, not including riders, supplementary benefits or monthly expense charges.

                    The Cost of Insurance charge depends on the Age, policy duration, underwriting category and gender (in accordance with state law) of the Insured and the current Net Amount at Risk. The Net Amount at Risk is the Death Benefit minus the Accumulation Value. The rate on which the Monthly Deduction for the Cost of Insurance is based will generally increase as the Insured ages, although the Cost of Insurance charge could decline if the Net Amount at Risk drops relatively faster than the Cost of Insurance Rate increases.

                    The Cost of Insurance charge is determined by dividing the Death Benefit at the beginning of the Policy month by
                    1.0032737 (the monthly equivalent of an annual rate of 4%), subtracting the Accumulation Value at the beginning of the Policy month, and multiplying the result (the "Net Amount at Risk") by the applicable Cost of Insurance Rate as determined by Lincoln Life. The Guaranteed Maximum Cost of Insurance Rates are in Appendix 1.

                    MORTALITY AND EXPENSE RISK CHARGE

                    Lincoln Life deducts a daily charge as a percentage of the assets of the Separate Account as a mortality and expense risk charge. The mortality risk assumed is that insureds may live for a shorter period than estimated, and therefore, a greater amount of death benefit will be payable. The expense risk assumed is that expenses incurred in issuing and administering the policies will be greater than estimated. The mortality and expense risk charge is guaranteed at an annual rate of 0.75% in Policy Years 1-10, 0.35% in Policy Years 11-20 and 0.20% in Policy Years 21 and beyond.

                    FUND EXPENSES

                    The investment advisor for each of the Funds deducts a daily charge as a percent of the net assets in each fund as an asset management charge. The charge reflects asset management fees of the investment advisor (Management Fees), and other expenses incurred by the funds (including 12b-1 fees for Class 2 shares and Other Expenses). The charge has the effect of reducing the investment results credited to the Sub-Accounts. Future Fund expenses will vary.

                            PORTFOLIO EXPENSE TABLE


                                                                                               TOTAL
                                                                                               ANNUAL                  TOTAL FUND
                                                                                                FUND                   OPERATING
                                                                                             OPERATING                  EXPENSES
                                                                                              EXPENSES      TOTAL         WITH
                                                                                              WITHOUT      WAIVERS      WAIVERS
                                                         MANAGEMENT     12(B)1     OTHER     WAIVERS OR      AND          AND
                                       FUND                FEES(1)       FEE      EXPENSES   REDUCTIONS   REDUCTIONS   REDUCTIONS
                            ---------------------------  -----------   --------   --------   ----------   ----------   ----------
                            AIM V.I. Growth............     0.61%         N/A       0.22%       0.83%         N/A         0.83%
                            AIM V.I. International
                              Equity...................     0.73          N/A       0.29        1.02          N/A         1.02
                            AIM V.I. Value.............     0.61          N/A       0.23        0.84          N/A         0.84
                            AFIS Global Small
                              Capitalization --
                              Class 2..................     0.80         0.25%      0.06        1.11          N/A         1.11
                            AFIS Growth -- Class 2.....     0.36         0.25       0.02        0.63          N/A         0.63
                            AFIS Growth-Income --
                              Class 2..................     0.34         0.25       0.01        0.60          N/A         0.60
                            Baron Capital Asset --
                              Insurance Shares (2).....     1.00         0.25       0.41        1.66        (0.16%)       1.50
                            Delaware Devon -- Standard
                              Class (3a)...............     0.65          N/A       0.19        0.84        (0.04)        0.80
                            Delaware Emerging Markets
                              -- Standard
                              Class (3b)...............     1.25          N/A       0.43        1.68        (0.18)        1.50
                            Delaware High Yield --
                              Standard Class (3c)......     0.65          N/A       0.12        0.77          N/A         0.77
                            Delaware REIT -- Standard
                              Class (3d)...............     0.75          N/A       0.28        1.03        (0.18)        0.85
                            Delaware Small Cap Value --
                              Standard Class (3e)......     0.75          N/A       0.14        0.89        (0.04)        0.85
                            Delaware Trend -- Standard
                              Class (3f)...............     0.73          N/A       0.11        0.84        (0.01)        0.83
                            Deutsche Asset Management
                              VIT -- EAFE Equity Index
                              (4)......................     0.45          N/A       0.47        0.92        (0.27)        0.65
                            Deutsche Asset Management
                              VIT -- Equity 500 Index
                              (4)......................     0.20          N/A       0.14        0.34        (0.04)        0.30
                            Deutsche Asset Management
                              VIT -- Small Cap
                              Index (4)................     0.35          N/A       0.34        0.69        (0.24)        0.45
                            Fidelity VIP: Growth --
                              Service Class (5)........     0.57         0.10       0.09        0.76          N/A         0.76
                            Fidelity VIP: High Income
                              -- Service Class.........     0.58         0.10       0.10        0.78          N/A         0.78
                            Fidelity VIP III:
                              ContraFund -- Service
                              Class (5)................     0.57         0.10       0.09        0.76          N/A         0.76
                            Fidelity VIP III: Growth
                              Opportunities -- Service
                              Class (5)                     0.58         0.10       0.11        0.79          N/A         0.79
                            Janus Aspen Series Balanced
                              -- Institutional
                              Shares (6)...............     0.65          N/A       0.01        0.66          N/A         0.66
                            Janus Aspen Series Global
                              Technology -- Service
                              Shares (6)...............     0.65         0.25       0.04        0.94          N/A         0.94
                            Janus Aspen Series
                              Worldwide Growth --
                              Institutional
                              Shares (6)...............     0.65          N/A       0.04        0.69          N/A         0.69
                            LN Bond....................     0.45          N/A       0.09        0.54          N/A         0.54
                            LN Capital Appreciation....     0.71          N/A       0.05        0.76          N/A         0.76
                            LN Equity-Income...........     0.72          N/A       0.07        0.79          N/A         0.79
                            LN Global Asset
                              Allocation...............     0.72          N/A       0.22        0.94          N/A         0.94
                            LN Money Market............     0.48          N/A       0.10        0.58          N/A         0.58
                            LN Social Awareness........     0.33          N/A       0.05        0.38          N/A         0.38
                            MFS Emerging Growth --
                              Initial Class (7)........     0.75          N/A       0.10        0.85          N/A         0.85
                            MFS Total Return -- Initial
                              Class (7)................     0.75          N/A       0.15        0.90          N/A         0.90
                            MFS Utilities -- Initial
                              Class (7)................     0.75          N/A       0.16        0.91          N/A         0.91
                            Neuberger Berman AMT
                              Mid-Cap Growth                0.84          N/A       0.14        0.98          N/A         0.98
                            Neuberger Berman AMT
                              Partners.................     0.82          N/A       0.10        0.92          N/A         0.92
                            Templeton Growth Securities
                              -- Class 2 (8a,b)........     0.81         0.25       0.06        1.12          N/A         1.12
                            Templeton International
                              Securities -- Class
                              2 (8b)...................     0.67         0.25       0.20        1.12          N/A         1.12


                     ---------------------------------------------------

                     (1) Certain of the fund advisors reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the management fees and are not charged to investors. Some advisors pay higher fees than others.



                     (2) The Advisor is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.5% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for Fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period January 1, 2000 through December 31, 2000 would have been 1.66%.



                     (3)(a) The investment advisor for the Devon Series is
                            Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Without such an arrangement, the total operating expense for the Series would have been 0.84%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year.



                     (3)(b) The investment advisor for the Emerging Markets
                            Series is Delaware International Advisers Ltd. ("DIAL"). Effective May 1, 2001 through October 31, 2001, DIAL has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 1.50%. Without such an arrangement, the total operating expense for the Series would have been 1.68%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 1.25% on the first $500 million, 1.20% on the next $500 million, 1.15% on the next $1,500 million, 1.10% on assets in excess of $2,500 million, all per year.



                     (3)(c) The investment advisor for the High Yield Series is
                            Delaware Management Company ("DMC"). Effective
                            May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
                            0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year.



                     (3)(d) The investment advisor for the REIT Series is
                            Delaware Management Company ("DMC"). Effective
                            May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 1.03%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



                     (3)(e) The investment advisor for the Small Cap Value
                            Series is Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.89%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
                            0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



                     (3)(f) The investment advisor for the Trend Series is
                            Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
                            0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



                     (4) Under the Advisory Agreement with Deutsche Asset Management, Inc. (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.30% of average daily net assets. Under the Advisory Agreement with the "Advisor", the Small Cap Index Fund will pay an advisory fee at an annual percentage rate of 0.35% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.45% of average daily net assets. Under the Advisory Agreement the "Advisor", the EAFE Equity Index Fund will pay an advisory fee at an annual percentage rate of 0.45% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.65% of average daily net assets. Without the reimbursement to the Funds for the year ended 12/31/00 total expenses would have been 0.34% for the Equity 500 Index Fund, 0.69% for the Small Cap Index Fund and 0.92% for the EAFE Equity Index Fund.



                     (5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund expenses for details.



                     (6) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Growth, Aggressive Growth and Worldwide Growth Portfolios. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreement. All expenses are shown without the effect of any expense offset arrangements.



                     (7) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.84% for Emerging Growth; 0.89% for Total Return; 0.90% for Utilities.



                     (8)(a) The Fund administration fee is paid indirectly
                            through the management fee.



                     (8)(b) The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

                    SURRENDER CHARGES

                    A generally declining "Surrender Charge" may apply if the Policy is totally surrendered or lapses during the first fifteen years following the Date of Issue or the first fifteen years following an increase in Specified Amount. The Surrender Charge varies by Age of the Insured, the number of years since the Date of Issue, and Specified Amount. The length of the Surrender Charge period varies based on the Age of the Insured on the date of issue or date of increase in Specified Amount as follows:

                               AGE        SURRENDER CHARGE PERIOD
                            ----------    -----------------------
                               0-50               15 years
                                51                14 years
                                52                13 years
                                53                12 years
                                54                11 years
                               55+                10 years

                    The charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The maximum Surrender Charge is included in each Policy and is in compliance with each state's nonforfeiture law. Examples of the Surrender Charge can be seen in Appendix 2.

                    The surrender charge under a Policy is proportional to the face amount of the Policy. Expressed as a percentage of face amount, it is higher for older than for younger issue ages. The surrender charge cannot exceed Policy value. All surrender charges decline to zero over the 15 years following issuance of the Policy. See, for example, the illustrations in Appendix 2 for issue ages 45 and 55.

                    If the Specified Amount is increased, a new Surrender Charge will be applicable, in addition to any existing Surrender Charge. The Surrender Charge applicable to the increase would be equal to the Surrender Charge on a new Policy whose Specified Amount was equal to the amount of the increase. Supplemental Policy Specifications will be sent to the Owner upon an increase in Specified Amount reflecting the maximum additional Surrender Charge in the Table of Surrender Charges. The minimum allowable increase in Specified Amount is $1,000. Lincoln Life may change this at any time.

                    If the Specified Amount is decreased while the Surrender Charge applies, the Surrender Charge will remain the same.


                    No Surrender Charge is imposed on a partial surrender, but an administrative fee of 2% of the amount withdrawn (not to exceed $25) is imposed, allocated pro-rata among the Sub-Accounts from which the partial surrender proceeds are taken.


                    Any surrender may result in tax implications. SEE TAX ISSUES

                    Based on its actuarial determination, Lincoln Life does not anticipate that the Surrender Charge, together with the portion of the premium load attributable to sales expense, will cover all sales and administrative expenses which Lincoln Life will incur in connection with the Policy. Any such shortfall, including but not limited to payment of sales and distribution expenses, would be available for recovery from the general account of Lincoln Life, which supports insurance and annuity obligations.

                    REDUCTION OF CHARGES -- PURCHASES ON A CASE BASIS


                    This Policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis. Lincoln Life reserves the right to reduce premium loads or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the individual policies and any other circumstances which Lincoln Life believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification by Lincoln Life on a uniform Case basis. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Policy Owners funded by Lincoln Life Flexible Premium Variable Life Account M.



                    TRANSACTION FEE FOR EXCESS TRANSFERS



                    A $25 fee may apply for each transfer request in excess of 12 in any Policy Year. A single transfer request, either in writing or by telephone, may consist of multiple transactions.


DEATH BENEFITS

                    The Death Benefit Proceeds is the amount payable to the Beneficiary upon the death of the Insured, in accordance with the Death Benefit Option elected. Loans (if any) and overdue deductions are deducted from the Death Benefit Proceeds prior to payment.


                    The Specified Amount, which may not be less than $100,000, is the amount requested by the Policy Owner at the time of application for insurance. This amount, in combination with a death benefit option, will define the death benefit. The Specified Amount is a field on the Policy Specification Page.



                    The three Death Benefit Options are described below. The applicant must consider a number of factors in selecting the Specified Amount, including the amount of proceeds required when the Insured dies and the Owner's ability to make Premium Payments. The ability of the Owner to support the Policy, particularly in later years, is an important factor in selecting between the Death Benefit Options, because the greater the Net Amount at Risk at any time, the more that will be deducted each month from the value of the Policy to pay the Cost of Insurance.


                    DEATH BENEFIT OPTIONS


                    Three different Death Benefit Options are available under the Policy. Regardless of which Death Benefit Option you choose, the Death Benefit Proceeds payable under the Policy is the greater of (a) the amount determined under the Death Benefit Option in effect on the date of the Insured's Death, less (in each case) any indebtedness under the Policy or
                    (b) an amount determined by Lincoln Life equal to that required by the Internal Revenue Code to maintain the Policy as a life insurance policy, also referred to as the "Corridor Death Benefit."


                    The "Corridor Death Benefit" is the applicable percentage (the "Corridor Percentage") of the Accumulation Value (rather than by reference to the Specified Amount) required to maintain the Policy as a "life insurance contract" for Federal income tax purposes. The

                    Corridor Percentage is 250% through the time the insured reaches Age 40 and decreases in accordance with the table in Appendix 3 to 100% when the Insured reaches Age 95.


                    Death Benefit Option 1 provides Death Benefit Proceeds equal to the Specified Amount (a minimum of $100,000). If
                    Option 1 is selected, the Policy pays level Death Benefit Proceeds unless the Minimum Death Benefit exceeds the Specified Amount. (See DEATH BENEFITS, Federal Income Tax Definition of Life Insurance). See the effect of Partial Surrenders section on page 31.



                    Death Benefit Option 2 provides Death Benefit Proceeds equal to the sum of the Specified Amount plus the Net Accumulation Value as of the date of the Insured's death, less loan interest accrued but not yet charged. If Option 2 is selected, the Death Benefit Proceeds increase or decrease over time, depending on the amount of premium paid and the investment performance of the underlying Sub-Accounts. See effect of Partial Surrenders section on page 31.



                    Death Benefit Option 3 provides Death Benefit Proceeds equal to the sum of the Specified Amount plus the Accumulated Premiums (all premiums paid minus the Cumulative Policy Factor, if that Factor is elected) up to the limit shown in the Policy Specifications. Any premium paid that will cause the Death Benefit Proceeds to exceed this limit will be applied to the Policy, but will not increase the Death Benefit. The Cumulative Policy Factor, normally used in business situations, is calculated as the applicable monthly rate then used by the Internal Revenue Service (IRS) to determine the economic benefit attributable to life insurance coverage, or an alternate table permitted by the IRS, multiplied by the Specified Amount divided by 1000. If Option 3 is selected, the Death Benefit Proceeds will generally increase, depending on the amount of premium paid. See effect of Partial Surrenders section on page 31.


                    If for any reason the applicant fails to affirmatively elect a particular Death Benefit Option, Death Benefit Option 1 shall apply until changed as provided below.


                    Owners who prefer insurance coverage that generally does not vary in amount and generally has lower Cost of Insurance Charges should elect Option 1. Owners who prefer to have favorable investment experience reflected in increased insurance coverage should select Option 2. Owners who have a need to recover at death the amount of premiums paid should select Option 3. Under Options 1 and 3, any Surrender Value at the time of the Insured's Death will revert to Lincoln Life.


                    CHANGES IN DEATH BENEFIT OPTIONS AND SPECIFIED AMOUNT


                    All requests for changes between Death Benefit Options and changes in the Specified Amount must be submitted in proper written form to the Administrative Office. The minimum increase in Specified Amount currently permitted is $1,000. If requested, a supplemental application and evidence of insurability must also be submitted to us.



                    In a change from Death Benefit Option 1 to Death Benefit Option 2, the Specified Amount will be reduced by the Accumulation Value as of the effective date of change. In a change from Death Benefit Option 2 to Death Benefit
                    Option 1, the Specified Amount will be increased by the Accumulation Value as of the effective date of change.



                    In a change from Death Benefit Option 1 to Death Benefit Option 3, the Specified Amount will remain the same. In a change from Death Benefit Option 3 to Death Benefit
                    Option 1, the Specified Amount will be increased by Accumulated Premiums (less the Cummulative Policy Factor if that Factor is elected) as of the effective date of change.

                    In a change from Death Benefit Option 2 to Death Benefit Option 3, the Specified Amount will be increased by the Accumulation Value as of the effective date of change. In a change from Death Benefit Option 3 to Death Benefit
                    Option 2, if the Accumulation Values is greater than the Accumulated Premium (less Cumulative Policy Factor if that Factor elected), the Specified Amount will be reduced by the Accumulation Value less Accumulated Premium (plus Cumulative Policy Factor if that Factor is elected) as of the effective date of change; if the Accumulation Values is less than the Accumulated Premium (less the Cumulative Policy Factor if elected), the Specified Amount will be increased by the Accumulated Premium (less the Cumulative Policy Factor if that Factor is elected) less the Accumulation Value as of the effective date of change.


                    Any reductions in Specified Amount will be made against the initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Any increase in the Specified Amount will increase the amount of the Surrender Charge applicable to the Policy.


                    We may decline any request for a change between Death Benefit Options or increase in the Specified Amount. We may also decline any request for change of the Death Benefit Option or reduction of the Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount or would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of Federal income tax law.


                    Any change is effective on the first Monthly Anniversary Day on or after the date of approval of the request by Lincoln Life, unless the Monthly Deduction Amount would increase as a result of the change. In that case, the change is effective on the first Monthly Anniversary Day on which the Accumulation Value is equal to or greater than the Monthly Deduction Amount, as increased.

                    FEDERAL INCOME TAX DEFINITION OF LIFE INSURANCE

                    The amount of the Death Benefit must satisfy certain requirements under the Code if the policy is to qualify as insurance for federal income tax purposes. The amount of the Death Benefit Proceeds required to be paid under the Code to maintain the Policy as life insurance under each of the Death Benefit Options (see INSURANCE COVERAGE PROVISIONS, Death Benefit) is equal to the product of the Accumulation Value and the applicable Corridor Percentage. A table of Corridor Percentages is in Appendix 3.

NOTICE OF DEATH OF INSURED

                    Due Proof of Death must be furnished to Lincoln Life at the Administrative Office as soon as reasonably practical after the death of the Insured. "Due Proof of Death" must be in proper written form and includes a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof of death satisfactory to Lincoln Life.

PAYMENT OF DEATH BENEFIT PROCEEDS


                    The Death Benefit Proceeds under the Policy will ordinarily be paid within seven days, if in a lump sum, or in accordance with any Settlement Option selected by the Owner or the Beneficiary, after receipt at the Administrative Office of Due Proof of Death of the Insured. SEE SETTLEMENT OPTIONS. The amount of the Death Benefit Proceeds under

                    Option 2 and Option 3 will be determined as of the date of the Insured's death. Payment of the Death Benefit Proceeds may be delayed if the Policy is contested or if Separate Account values cannot be determined.


                    SETTLEMENT OPTIONS


                    There are several ways in which the Beneficiary may receive the Death Benefit Proceeds, or in which the Owner may choose to receive payments upon surrender of the Policy.



                    The Owner may elect or change a Settlement Option while the Insured is alive. If the Owner has not irrevocably selected a Settlement Option, the Beneficiary may elect to change the settlement option within 90 days after the Insured dies. If no Settlement Option is selected, the Death Benefit Proceeds will be paid in a lump sum.


                    If the Policy is assigned as collateral security, Lincoln Life will pay any amount due the assignee in one lump sum. Any remaining Death Benefit Proceeds will be paid as elected.

                    A request to elect, change, or revoke a Settlement Option must be received in proper written form by the Administrative Office before payment of the lump sum or under any Settlement Option. The first payment under the Settlement Option selected will become payable on the date proceeds are settled under the option. Payments after the first payment will be made on the first day of each month. Once payments have begun, the Policy cannot be surrendered and neither the payee nor the Settlement Option may be changed.

                    There are at least four Settlement Options:

                       The first Settlement Option is an annuity for the lifetime of the payee.

                       The second Settlement Option is an annuity for the lifetime of the payee, with monthly payments guaranteed for 60, 120, 180, or 240 months.

                       Under the third Settlement Option, Lincoln Life makes monthly payments for a stated number of years, at least five but no more than thirty.

                       Under the fourth Settlement Option, Lincoln Life pays at least 3% interest annually on the sum left on deposit, and pays the amount on deposit on the payee's death.

                    Any other Settlement Option offered by Lincoln Life at the time of election may also be selected.

POLICY LIQUIDITY

                    The accumulated value of the Policy is available for loans or withdrawals. Subject to certain limitations, the Owner may borrow against the Surrender Value of the Policy, may make a partial surrender of some of the Surrender Value of the Policy and may fully surrender the Policy for its Surrender Value.

                    POLICY LOANS

                    The Owner may at any time borrow in the aggregate up to 100% of the Surrender Value at the time a Policy Loan is made. Lincoln Life may, however, limit the amount of the loan so that the total Policy indebtedness will not exceed 90% of the amount of the Accumulation Value less any Surrender Charge that would be imposed on a full surrender. The Owner must execute a loan agreement and assign the Policy to Lincoln

                    Life free of any other assignments. The Loan Account is the account in which Policy indebtedness (outstanding loans and interest) accrues once it is transferred out of the Fixed Account or Sub-Accounts. Interest on Policy Loans accrues at an annual rate of 8%, and is payable once a year in arrears on each Policy Anniversary, or earlier upon full surrender or other payment of proceeds of a Policy.

                    The amount of a loan, plus any accrued but unpaid interest, is added to the outstanding Policy Loan balance. Unless paid in advance, any loan interest due will be transferred proportionately from the values in the Fixed Account and each Sub-Account, and treated as an additional Policy Loan, and added to the Loan Account Value.

                    Lincoln Life credits interest to the Loan Account Value of 7% in Policy Years 1-10 and 8% thereafter, so the net cost of a Policy Loan is 1% in years 1-10 and 0% thereafter.

                    If the Net Accumulation Value is distributed among more than one of the Sub-Accounts, transfers from each for loans and loan interest will be made in proportion to the assets in each Sub-Account at that time, unless Lincoln Life is instructed otherwise in proper written form at the Administrative Office. Repayments on the loan and interest credited on the Loan Account Value will be allocated according to the most recent Premium Payment allocation at the time of the repayment.

                    A Policy Loan, whether or not repaid, affects the proceeds payable upon the Death and the Accumulation Value. The longer a Policy Loan is outstanding, the greater the effect is likely to be. While an outstanding Policy Loan reduces the amount of assets invested, depending on the investment results of the Sub-Accounts, the effect could be favorable or unfavorable.

                    If at any time the total indebtedness against the Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate without value subject to the conditions in the Grace Period Provision, unless the No Lapse Provision is in effect. (SEE LAPSE AND REINSTATEMENT, Lapse of a Policy).

                    If a Policy lapses while a loan is outstanding, adverse tax consequences may result.

                    PARTIAL SURRENDER


                    You may make a partial surrender at any time while the Insured is alive by request to the Administrative Office in proper written form or by telephone, if telephone transactions have been authorized by the Owner. Each time you request a partial surrender of your Policy, we charge you 2% of the amount withdrawn not to exceed $25. Total partial surrenders may not exceed 90% of the Surrender Value of the Policy. Each partial surrender may not be less than $500. Partial surrenders are subject to other limitations as described below.


                    Partial surrenders may reduce the Specified Amount and, in each case, reduce the Death Benefit Proceeds. To the extent that a requested partial surrender would cause the Specified Amount to be less than $100,000, the partial surrender will not be permitted by Lincoln Life. In addition, if following a partial surrender and the corresponding decrease in the Specified Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, the surrender may be limited to the extent necessary to meet the federal tax law requirements.

                    The effect of partial surrenders on the Death Benefit Proceeds depends on the Death Benefit Option elected under the Policy. If Death Benefit Option 1 has been elected, a partial surrender would reduce the Accumulation Value and the Specified Amount. The reduction in the Specified Amount, which would reduce any past increases on a last in, first out basis, reduces the amount of the Death Benefit Proceeds.

                    If Death Benefit Option 2 has been elected, a partial surrender would reduce the Accumulation Value, but would not reduce the Specified Amount. The reduction in the Accumulation Value reduces the amount of the Death Benefit Proceeds.


                    If Death Benefit Option 3 is in effect, a partial surrender will reduce the Accumulated Premiums, the Death Benefit, and the Death Benefit Option 3 limit by the amount of the partial surrender. If the amount of the partial surrender exceeds the Accumulated Premiums, the Specified Amount will be reduced by the excess amount.


                    If the Net Accumulation Value is distributed among more than one of the Sub-Accounts, surrenders from each will be made in proportion to the assets in each Sub-Account at the time of the surrender, unless Lincoln Life is instructed otherwise in proper written form at the Administrative Office. Lincoln Life may at its discretion decline any request for a partial surrender.

                    SURRENDER OF THE POLICY

                    You may surrender the Policy at any time. On surrender of the Policy, Lincoln Life will pay you, or your assignee, the Surrender Value next computed after receipt of the request in proper written form at the Administrative Office. If the owner makes a full surrender all coverage under the policy will automatically terminate and may not be reinstated.

                    SURRENDER VALUE

                    The "Surrender Value" of a Policy is the amount the Owner can receive in a lump sum by surrendering the Policy. The Surrender Value is the Net Accumulation Value less the Surrender Charge (SEE CHARGES AND FEES, Surrender Charge). All or part of the Surrender Value may be applied to one or more of the Settlement Options. Surrender Values are illustrated in Appendix 4.

                    DEFERRAL OF PAYMENT AND TRANSFERS

                    Payment of loans or of the Surrender Value from any of the Sub-Accounts will generally be made within seven days. Payment or transfer from the Fixed Account may be deferred up to six months at Lincoln Life's option. If Lincoln Life exercises its right to defer any payment from the Fixed Account, interest will accrue and be paid as required by law from the date the recipient would otherwise have been entitled to receive the payment.

ASSIGNMENT; CHANGE OF OWNERSHIP

                    While the Insured is living, you may assign your rights in the Policy, including the right to change the beneficiary designation. The assignment must be in proper written form, signed by you and recorded at the Administrative Office. No assignment will affect, or prejudice Lincoln Life as to, any payment made or action taken by Lincoln Life before it was recorded. Lincoln Life is not responsible for any assignment not submitted for recording, nor is Lincoln Life responsible for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed to Lincoln Life at the time the assignment is recorded and any interest accrued on such indebtedness after recordation of any assignment.

                    Once recorded, the assignment remains effective until released by the assignee in proper written form. So long as an effective assignment remains outstanding, the Owner will not be permitted to take any action with respect to the Policy without the consent of the assignee in proper written form.

                    So long as the Insured is living, you may name a new Owner by recording a change in ownership in proper written form at the Administrative Office. On recordation, the change will be effective as of the date of execution of the document of transfer or, if there is no such date, the date of recordation. No such change of ownership will affect, or prejudice Lincoln Life as to, any payment made or action taken by Lincoln Life before it was recorded. Lincoln Life may require that the Policy be submitted to it for endorsement before making a change.

LAPSE AND REINSTATEMENT

                    LAPSE OF A POLICY

                    If at any time the Net Accumulation Value is insufficient to pay the Monthly Deduction, unless the No Lapse Provision is in effect, the Policy is subject to lapse and automatic termination of all coverage under the Policy. The Net Accumulation Value may be insufficient (1) because it has been exhausted by earlier deductions, (2) due to poor investment performance, (3) due to partial surrenders,
                    (4) due to indebtedness for Policy Loans, or (5) because of some combination of the foregoing factors.

                    If Lincoln Life has not received a Premium Payment or payment of indebtedness on Policy Loans necessary so that the Net Accumulation Value is sufficient to pay the Monthly Deduction Amount on a Monthly Anniversary Day, Lincoln Life will send a written notice to the Owner and any assignee of record. The notice will state the amount of the Premium Payment or payment of indebtedness on Policy Loans necessary such that the Net Accumulation Value is at least equal to two times the Monthly Deduction Amount. If the minimum required amount set forth in the notice is not paid to Lincoln Life on or before the day that is the later of
                    (a) 31 days after the date of mailing of the notice, and
                    (b) 61 days after the date of the Monthly Anniversary Day with respect to which such notice was sent (together, the "Grace Period"), then the policy shall terminate and all coverage under the policy shall lapse without value.

                    NO LAPSE PROVISION


                    Availability of the No Lapse Provision may vary in some states. Where available, there is no charge for this feature. This provision is only available with Death Benefit Options 1 and 2.



                    The No Lapse Premium is the cumulative premium required to have been paid by each Monthly Anniversary Day to prevent the Policy from lapsing. If this Policy has a No Lapse Premium shown on the specifications, this policy will not lapse if, at each Monthly Anniversary Day, the sum of all Premium Payments less any policy loans (including any accrued loan interest) and partial surrenders is at least equal to the sum of the No Lapse Premiums (as indicated in the Policy Specifications) due since the Date of Issue of the Policy. A Grace Period will be allotted after each Monthly Anniversary Day on which insufficient premiums have been paid. The Grace Period is the later of (a) 31 days after the date of mailing of the notice (as explained above), and (b) 61 days after the date of the Monthly Anniversary Day with respect to which such notice was sent. The payment of sufficient additional premiums during the Grace Period will keep the No Lapse Provision in force.


                    The No Lapse Provision will be terminated if you fail to meet the premium requirements, if there is an increase in Specified Amount or if you change the Death Benefit Option. Once the No Lapse Provision terminates, it cannot be reinstated.

                    REINSTATEMENT OF A LAPSED POLICY

                    After the Policy has lapsed due to the failure to make a necessary payment before the end of an applicable Grace Period, assuming the No Lapse provision is not in effect, it may be reinstated provided (a) it has not been surrendered,
                    (b) there is an application for reinstatement in proper written form, (c) evidence of insurability of the insured is furnished to Lincoln Life and it agrees to accept the risk,
                    (d) Lincoln Life receives a payment sufficient to keep the Policy in force for at least two months, and (e) any accrued loan interest is paid. The effective date of the reinstated Policy shall be the Monthly Anniversary Day after the date on which Lincoln Life approves the application for reinstatement. Surrender Charges will be reinstated as of the Policy Year in which the Policy lapsed.

                    If the Policy is reinstated, such reinstatement is effective on the Monthly Anniversary Day following Lincoln Life approval. The Accumulation Value at reinstatement will be the Net Premium Payment then made less all Monthly Deductions due.

                    If the Surrender Value is not sufficient to cover the full Surrender Charge at the time of lapse, the remaining portion of the Surrender Charge will also be reinstated at the time of Policy reinstatement.

COMMUNICATIONS WITH LINCOLN LIFE

                    PROPER WRITTEN FORM


                    Whenever this Prospectus refers to a communication "in proper written form," it means a written document, in form and substance reasonably satisfactory to Lincoln Life, received at the Administrative Office. You may also send your communication by facsimile to the Administrative Office.


                    TELEPHONE TRANSACTION PRIVILEGES

                    Telephone transactions are permitted only if authorized in proper written form by the applicant or Owner. To effect a permitted telephone transaction, the Owner or his or her authorized representative must call the Administrative Office and provide, as identification, his or her policy number, a requested portion of his or her Social Security number, and such other information as Lincoln Life may require to authenticate the authority of the caller. If permitted and adequately authenticated, a customer service representative will accept the telephone transaction request. Lincoln Life disclaims all liability for losses resulting from unauthorized or fraudulent telephone transactions, but acknowledges that if it does not follow these procedures, which it believes to be reasonable, it may be liable for such losses.


                    Please note that the telephone and/or facsimile may not always be available. Any telephone or facsimile, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should send your request in writing to our Administrative Office.


OTHER POLICY PROVISIONS

                    ISSUANCE

                    A Policy may only be issued upon receipt of satisfactory evidence of insurability, and generally only when the Insured is at least Age 18 and at most Age 80.

                    DATE OF COVERAGE

                    The date of coverage will be the Date of Issue, provided the Insured is alive and prior to any change in the health and insurability of the Insured as represented in the application.

                    INCONTESTABILITY

                    Lincoln Life will not contest payment of the Death Benefit Proceeds based on the initial Specified Amount after the Policy has been in force during the Insured's lifetime for two years from the Date of Issue. For any increase in Specified Amount requiring evidence of insurability, Lincoln Life will not contest payment of the Death Benefit Proceeds based on such an increase after it has been in force for two years from its effective date.

                    MISSTATEMENT OF AGE OR GENDER

                    If the Age or gender of the Insured has been misstated, the affected benefits will be adjusted. The amount of the Death Benefit Proceeds will be 1. multiplied by 2. and then the result added to 3. where:
                    1. is the Net Amount at Risk at the time of the Insured's
                       Death;
                    2. is the ratio of the monthly Cost of Insurance applied in the Policy month of death to the monthly Cost of Insurance that should have been applied at the true Age and gender in the Policy month of death; and
                    3. is the Accumulation Value at the time of the Insured's
                       Death.

                    SUICIDE

                    If the Insured dies by suicide, while sane or insane, within two years from the Date of Issue, Lincoln Life will pay no more than the sum of the premiums paid, less any indebtedness and the amount of any partial surrenders. If the Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the Specified Amount, Lincoln Life will pay no more than a refund of the monthly charges for the cost of such additional benefit.

                    NONPARTICIPATING POLICIES

                    These are nonparticipating Policies on which no dividends are payable. These Policies do not share in the profits or surplus earnings of Lincoln Life.

                    RIDERS


                    Riders may be offered to you which may alter the benefits or charges in the Policy. The Riders offered may vary by state, and may have tax consequences. There may be separate charge(s) for any Rider(s) that become part of the Policy.



                    ACCOUNTING VALUE RIDER



                    This Rider, if desired, must be selected at time of application, provided you meet the underwriting and minimum premium requirements. If the Policy is fully surrendered in the first four Policy years (the Accounting Value Surrender Period), this Rider provides enhanced cash surrender values by using a table of alternate surrender charges. It does not provide for any enhanced value for partial surrenders and loans. There is no charge for this Rider.



                    CHANGE OF INSURED RIDER



                    This Rider may be selected anytime. Under this Rider, the Owner may name a new Insured, under age 65, in place of the current Insured, provided that underwriting and other substitution requirements are met. The benefit expires on the anniversary nearest to the current insured's 65(th) birthday. There is no separate charge for this Rider, but charges under the Policy may be different when applied to the new Insured.



                    WAIVER OF MONTHLY DEDUCTION RIDER



                    This Rider, if desired, must be selected at time of application. Under this Rider, Lincoln Life will maintain the Death Benefit by paying covered monthly deductions during periods of disability. Charges for this Rider, if elected, are part of the Monthly Deductions. Rider availability may vary by state.



                    COVERAGE PROTECTION BENEFIT RIDER



                    This Rider, while previously available, is no longer offered.



                    This Rider provides you with additional protection to prevent a lapse in your Policy. It protects your Policy from lapse as long as the Coverage Protection Value is not less than zero, therefore providing you a means of maintaining the death benefit when there are insufficient funds in your account to pay for that month's cost of Insurance charges. It is a limited benefit in that it does not provide any additional death benefit amount or any increase in your cash surrender value. Also, it does not provide any type of market performance guarantee, nor does it offer protection against the lapse of your Policy due to actual investment gains or losses that are worse than expected.



                    We calculate the Coverage Protection Value in a fashion similar to the Net Accumulation Value, but use current expenses and a unique table of guaranteed monthly insurance factors called the Coverage Protection Factors. We fix these factors at Date of Issue for the life of the Policy. We also use an Investment Adjustment in lieu of any actual gain or loss due to market performance of the Variable Account and in lieu of any actual interest credited to the Fixed Account. The Investment Adjustment is intended to reflect a gain, or loss, in relative proportion to what is realized in calculating the Net Accumulation Value for that period.



                    In certain states, the Rider may be provided under a different name.

TAX ISSUES


                    INTRODUCTION. The Federal income tax treatment of the policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your policy, and is not intended as tax advice. This discussion also does not address other Federal tax consequences, such as estate, gift and generation skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the Policy. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.


                    TAXATION OF LIFE INSURANCE CONTRACTS IN GENERAL

                    TAX STATUS OF THE POLICY. Section 7702 of the Code establishes a statutory definition of life insurance for Federal tax purposes. We believe that the policy will meet the statutory definition of life insurance, which places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. As a result, the death benefit payable under the policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for Federal income tax purposes.


                    INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a policy to be treated as a life insurance contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract premium payments. Although we do not control the investments of the subaccounts, we expect that the Sub-Accounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."



                    RESTRICTION ON INVESTMENT OPTIONS. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the Sub-Accounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.


                    NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your contract value until there is a distribution from your policy.

                    TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

                    TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, except as described below, any increase in your contract value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for Federal income tax purposes.


                    POLICIES WHICH ARE MECS


                    CHARACTERIZATION OF A POLICY AS A MEC. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test" under the tax law or if the policy is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a later increase in benefits, any other material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven contract years.

                    TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the policy is a MEC, withdrawals from the policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

                    PENALTY TAXES PAYABLE ON WITHDRAWALS. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age
                    59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

                    SPECIAL RULES IF YOU OWN MORE THAN ONE MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.


                    POLICIES WHICH ARE NOT MECS


                    TAX TREATMENT OF WITHDRAWALS. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

                    CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY YEARS.Section 7702 places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.

                    TAX TREATMENT OF LOANS. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all contract value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.

                    OTHER CONSIDERATIONS

                    INSURED LIVES PAST AGE 100. If the insured survives beyond the end of the mortality table used to measure charges under the policy, which ends at age 100, we believe the policy will continue to qualify as life insurance for Federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.

                    COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium payments we have determined for the policies will comply with the Federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a contract year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the Federal tax definition of life insurance.

                    DISALLOWANCE OF INTEREST DEDUCTIONS. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

                    FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

                    CHANGES IN THE POLICY OR CHANGES IN THE LAW. Changing the owner, exchanging the contract, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

                    TAX STATUS OF LINCOLN LIFE

                    Under existing Federal income tax laws, Lincoln Life does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FAIR VALUE OF THE POLICY

                    It is sometimes necessary for tax and other reasons to determine the "fair value" of the Policy. The fair value of the Policy is measured differently for different purposes. It is not necessarily the same as the Accumulation Value or the Net Accumulation Value, although the amount of the Net Accumulation Value will typically be important in valuing the Policy for this purpose. For some but not all purposes, the fair value of the Policy may be the Surrender Value of the Policy. The fair value of the Policy may be impacted by developments other than the performance of the underlying investments. For example, without regard to any other factor, it increases as the Insured grows older. Moreover, on the death of the Insured, it tends to increase significantly. The Owner should consult with his or her advisors for guidance as to the appropriate methodology for determining the fair value of the Policy for a particular purpose.

DIRECTORS AND OFFICERS OF LINCOLN LIFE

                    The following persons are Directors and Officers of Lincoln Life. Except as indicated below, the address of each is 1300 South Clinton Street, Fort Wayne, Indiana 46802, and each has been employed by Lincoln Life or its affiliates for more than 5 years.


                                    NAME, ADDRESS AND
                               POSITION(S) WITH REGISTRANT        PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            ----------------------------------  ------------------------------------------
                            JON A. BOSCIA                       Chief Executive Officer and Chairman of
                            PRESIDENT AND DIRECTOR              the Board of Directors [3/01 -- present]
                            1500 Market Street                  Lincoln National Corporation; President
                            Suite 3900                          and Director [12/99 -- present] The
                            Philadelphia, PA                    Lincoln National Life Insurance Company.
                            19102                               Formerly: President, Chief Executive
                                                                Officer and Director [1/98 -- 3/01],
                                                                Lincoln National Corporation; President,
                                                                Chief Executive Officer and Director
                                                                [10/96 -- 1/98] and President and Chief
                                                                Operating Officer [5/94 -- 10/96], The
                                                                Lincoln National Life Insurance Company.
                            JANET CHRZAN                        Senior Vice President and Chief Financial
                            SENIOR VICE                         Officer [4/00 -- present], Formerly: Vice
                            PRESIDENT AND                       President and Treasurer [8/95 -- 4/00],
                            CHIEF FINANCIAL                     The Lincoln National Life Insurance
                            OFFICER                             Company.
                            JOHN H. GOTTA                       Chief Executive Officer of Life Insurance,
                            CHIEF EXECUTIVE                     Senior Vice President, Assistant Secretary
                            OFFICER OF LIFE                     and Director [12/99 -- present]. Formerly:
                            INSURANCE, SENIOR                   Senior Vice President and and Assistant
                            VICE PRESIDENT,                     Secretary [4/98 -- 12/99], Senior Vice
                            ASSISTANT SECRETARY                 President [2/98 -- 4/98], Vice President
                            AND DIRECTOR                        and General Manager [1/98 -- 2/98], The
                            350 Church Street                   Lincoln National Life Insurance Company;
                            Hartford, CT 06103                  Senior Vice President [3/96 -- 12/97],
                                                                Connecticut General Life Insurance
                                                                Company; Vice President [8/94 -- 3/96],
                                                                Connecticut (Massachusets Mutual) Mutual
                                                                Life Insurance Company.
                            CHARLES E. HALDEMAN, JR.            Director [7/00 -- present], The Lincoln
                            DIRECTOR                            National Life Insurance Company;
                            One Commerce                        President, Chief Executive Officer and
                            2005 Market Street                  Director [1/00 -- present], Lincoln
                            Philadelphia, PA 19103              National Investment Companies,
                                                                Incorporated; President, Chief Executive
                                                                Officer and Director [1/00 -- present],
                                                                Delaware Management Holdings,
                                                                Incorporated; President and Director [7/00
                                                                --present], Lincoln Investment Management,
                                                                Incorporated. Formerly: President and
                                                                Chief Operating Officer [2/98 -- 1/00],
                                                                United Asset Management Corporation;
                                                                Director and Partner [1/85 -- 12/99]],
                                                                Cooke & Bieler, Incorporated.
                            J. MICHAEL HEMP                     President and Director [7/97 -- present],
                            SENIOR VICE PRESIDENT               Lincoln Financial Advisors Incorporated;
                            350 Church Street                   Senior Vice President [formerly Vice
                            Hartford, CT 06103                  President] [10/95 -- present], The
                                                                Lincoln National Life Insurance Company.

                                    NAME, ADDRESS AND
                               POSITION(S) WITH REGISTRANT        PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            ----------------------------------  ------------------------------------------
                            GARY W. PARKER                      Senior Vice President and Chief Product
                            SENIOR VICE PRESIDENT               Officer [3/00 -- present], Vice President,
                            AND CHIEF PRODUCT OFFICER           Product Management [7/98 -- 3/00], The
                            350 Church Street                   Lincoln National Life Insurance Company.
                            Hartford, CT 06103                  Formerly: Senior Vice President, Life
                                                                Products [10/97 -- 6/98], Vice President,
                                                                Marketing Services [9/89 -- 10/97], Life
                                                                of Virginia.
                            LAWRENCE T. ROWLAND                 Executive Vice President [10/96 --
                            EXECUTIVE VICE                      present], Formerly: Senior Vice President
                            PRESIDENT AND                       [1/93 -- 10/96], The Lincoln National Life
                            DIRECTOR                            Insurance Company. Chairman, Chief
                            One Reinsurance Place               Executive Officer, President and Director
                            1700 Magnavox Way                   [10/96 -- present], Formerly: Senior Vice
                            Fort Wayne, IN 46802                President [10/95 -- 10/96], Vice President
                                                                [10/91 -- 10/95], Lincoln National
                                                                Reassurance Company.
                            KEITH J. RYAN                       Vice President, Controller and Chief
                            VICE PRESIDENT,                     Accounting Officer [1/96 -- present], The
                            CONTROLLER AND                      Lincoln National Life Insurance Company.
                            CHIEF ACCOUNTING
                            OFFICER
                            LORRY J. STENSRUD                   Chief Executive Officer of Annuities,
                            CHIEF EXECUTIVE                     Executive Vice President and Director
                            OFFICER OF ANNUITIES,               [6/00 -- present], The Lincoln National
                            EXECUTIVE VICE                      Life Insurance Company. Formerly:
                            PRESIDENT AND DIRECTOR              President and Chief Executive Officer
                                                                [6/95 -- 6/00], Cova Life Insurance (Xerox
                                                                Life).
                            TODD R. STEPHENSON                  Senior Vice President and Treasurer [4/00
                            SENIOR VICE PRESIDENT               --present], The Lincoln National Life
                            AND TREASURER                       Insurance Company. Formerly: Senior Vice
                                                                President, Chief Financial Officer and
                                                                Assistant Treasurer [3/99 -- 4/00], The
                                                                Lincoln National Life Insurance Company;
                                                                Senior Vice President and Chief Operating
                                                                Officer [1/98 -- 3/99], Lincoln Life &
                                                                Annuity Distributors, Inc.; Senior Vice
                                                                President and Chief Operating Officer
                                                                [1/98 -- 3/99], Lincoln Financial Advisors
                                                                Corporation; Senior Vice President,
                                                                Treasurer, Chief Financial Officer and
                                                                Director [2/95 -- 12/97], American States
                                                                Insurance Company.
                            RICHARD C. VAUGHAN                  Executive Vice President and Chief
                            DIRECTOR                            Financial Officer [1/95 -- present],
                            Centre Square                       Formerly: Senior Vice President and Chief
                            West Tower                          Financial Officer [6/92 -- 1/95], Lincoln
                            1500 Market Street                  National Corporation.
                            Suite 3900
                            Philadelphia, PA 19102
                            MICHAEL R. WALKER                   Senior Vice President and Chief
                            SENIOR VICE PRESIDENT               Development Officer [3/00 -- present],
                            AND CHIEF DEVELOPMENT               Senior Vice President [1/98 -- 3/00], Vice
                            OFFICER                             President [1/96 -- 1/98], The Lincoln
                            350 Church Street                   National Life Insurance Company. Formerly:
                            Hartford, CT 06103                  Vice President [3/93 -- 1/96], Employers
                                                                Health Insurance Company.

DISTRIBUTION OF POLICIES


                    Lincoln Life intends to offer the Policy in all jurisdictions where it is licensed to do business. Lincoln Life, the principal underwriter for the Policies, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The Principal Underwriter has overall responsibility for establishing a selling plan for the Policies. Our principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802.



                    The Policy may be sold by individuals who, in addition to being appointed as life insurance agents for Lincoln Life, are also registered representatives of Lincoln Financial Advisors Corp. or Lincoln Financial Distributors (both registered representatives of other broker-dealers. The Policy may also be sold by registered representatives of other broker-dealers. Registered representatives may receive commission and service fees up to 60% of the first year premium, plus up to 5% of all other premiums paid. In lieu of premium-based commission, Lincoln Life may pay equivalent amounts over time based on Accumulation Value. Selling representatives are also eligible for cash bonuses and "non-cash compensation." The latter [as defined in NASD 2820] is represented by such things as office space, computers, club credit, newsletters and training.



                    The selling office receives additional compensation on the first year premium and all additional premiums. In some situations the selling office may elect to share its commission with the registered representative. Depending in the particular selling arrangements there may be others who Lincoln compensates for distribution activities. (For example, Lincoln Life may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices.)



                    All compensation is paid from Lincoln Life's resources, which include sales charges made under this Policy.


CHANGES OF INVESTMENT POLICY

                    Lincoln Life may materially change the investment policy of the Separate Account. Lincoln Life must inform the Owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which shall disapprove it if deemed detrimental to the interests of the Owners or if it renders Lincoln Life's operations hazardous to the public. If an Owner objects, the Policy may be converted to a substantially comparable fixed benefit life insurance policy offered by Lincoln Life on the life of the Insured. The Owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. Lincoln Life will not require evidence of insurability for this conversion.


                    The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the Death Benefit of the Policy converted on the date of such conversion.


STATE REGULATION

                    Lincoln Life is subject to the laws of Indiana governing insurance companies and to regulation by the Indiana Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Lincoln Life for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Lincoln Life's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Lincoln Life's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the Indiana Department of Insurance. Such regulation does not, however, involve any supervision of management or investment practices or policies.

                    A blanket bond with a per event limit of $25 million and an annual policy aggregate limit of $50 million covers all of the officers and employees of the Company.

REPORTS TO OWNERS

                    Lincoln Life maintains Policy records and will mail to each Owner, at the last known address of record, an annual statement showing the amount of the current Death Benefit, the Accumulation Value, and Surrender Value, premiums paid and monthly charges deducted since the last report, the amounts invested in each Sub-Account and any Loan Account Value.

                    Owners will also be sent annual reports containing financial statements for the Separate Account and annual and semi-annual reports of the Funds as required by the 1940 Act.


                    Policy Owners will receive statements of significant transactions such as: changes in Specified Amount or Death Benefit Option; transfers among Sub-Accounts; Premium Payments; loans and repayment of loans; reinstatement; and termination.


ADVERTISING

                    Lincoln Life is also ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. Lincoln Life may advertise these ratings from time to time. In addition, Lincoln Life may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the Policies. Furthermore, Lincoln Life may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                    We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

LEGAL PROCEEDINGS


                    Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.



                    Lincoln Life has also reached an agreement in principle to resolve its potential liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The agreement, which is subject to court approval, is expected to become final later in 2001.

                    After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the financial position of Lincoln Life.


EXPERTS

                    The financial statements of the Separate Account and the statutory-basis financial statements of Lincoln Life appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports which also appear elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.


                    Actuarial matters included in this Prospectus have been examined by Vaughn W. Robbins, FSA, as stated in the opinion filed as an exhibit to the Registration Statement.


                    Legal matters in connection with the Policies described herein are being passed upon by Robert A. Picarello, Esq., as stated in the opinion filed as an exhibit to the Registration Statement.

REGISTRATION STATEMENT

                    A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Separate Account, Lincoln Life, and the Policies offered hereby. Statements contained in this Prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

APPENDIX 1

                    GUARANTEED MAXIMUM COST OF INSURANCE RATES

                    The Guaranteed Maximum Cost of Insurance Rates, per $1,000 of Net Amount at Risk, for standard risks are set forth in the following Table based on the 1980 Commissioners Standard Ordinary Mortality Tables, Age Nearest Birthday (1980 CSO); or for unisex rates, on the 1980 CSO-B Table.

ATTAINED AGE              MALE      FEMALE     UNISEX
(NEAREST                MONTHLY    MONTHLY    MONTHLY
BIRTHDAY)                 RATE       RATE       RATE
---------               --------   --------   --------
          0              0.34845    0.24089    0.32677
          1              0.08917    0.07251    0.08667
          2              0.08251    0.06750    0.07917
          3              0.08167    0.06584    0.07834
          4              0.07917    0.06417    0.07584

          5              0.07501    0.06334    0.07251
          6              0.07167    0.06084    0.06917
          7              0.06667    0.06000    0.06584
          8              0.06334    0.05834    0.06250
          9              0.06167    0.05750    0.06084

         10              0.06084    0.05667    0.06000
         11              0.06417    0.05750    0.06250
         12              0.07084    0.06000    0.06917
         13              0.08251    0.06250    0.07834
         14              0.09584    0.06887    0.09001

         15              0.11085    0.07084    0.10334
         16              0.12585    0.07601    0.11585
         17              0.13919    0.07917    0.12752
         18              0.14836    0.08167    0.13502
         19              0.15502    0.08501    0.14085
         20              0.15836    0.08751    0.14502
         21              0.15919    0.08917    0.14585
         22              0.15752    0.09084    0.14419
         23              0.15502    0.09251    0.14252
         24              0.15189    0.09501    0.14085

         25              0.14752    0.09668    0.13752
         26              0.11419    0.09918    0.13585
         27              0.14252    0.10168    0.13418
         28              0.14169    0.10501    0.13418
         29              0.14252    0.10635    0.13585

         30              0.14419    0.11251    0.13752
         31              0.14836    0.11668    0.14169
         32              0.15252    0.12085    0.14585
         33              0.15919    0.12502    0.15252
         34              0.16889    0.13168    0.15919

         35              0.17586    0.13752    0.16836
         36              0.18670    0.14669    0.17837
         37              0.20004    0.15752    0.19170
         38              0.21505    0.17003    0.20588
         39              0.23255    0.18503    0.22338

         40              0.25173    0.20171    0.24173
         41              0.27424    0.22005    0.26340
         42              0.29675    0.23922    0.28508
         43              0.32260    0.25757    0.31010
         44              0.34929    0.27674    0.33428

         45              0.37931    0.29675    0.36263
         46              0.41017    0.31677    0.39182
         47              0.44353    0.33761    0.42268
         48              0.47856    0.36096    0.45437
         49              0.51777    0.38598    0.49107
ATTAINED AGE              MALE      FEMALE     UNISEX
(NEAREST                MONTHLY    MONTHLY    MONTHLY
BIRTHDAY)                 RATE       RATE       RATE
---------               --------   --------   --------

         50              0.55948    0.41350    0.53028
         51              0.60870    0.44270    0.57533
         52              0.66377    0.47523    0.62539
         53              0.72636    0.51276    0.68297
         54              0.79730    0.55114    0.74722

         55              0.87326    0.59118    0.81566
         56              0.95591    0.63123    0.88996
         57              1.04192    0.66961    0.96593
         58              1.13378    0.70633    1.04609
         59              1.23236    0.74556    1.13211
         60              1.34180    0.78979    1.22817
         61              1.46381    0.84488    1.33511
         62              1.60173    0.91417    1.45796
         63              1.75809    1.00267    1.59922
         64              1.93206    1.10539    1.75725

         65              2.12283    1.21731    1.92955
         66              2.32623    1.33511    2.11195
         67              2.54312    1.45461    2.30614
         68              2.77350    1.57247    2.50878
         69              3.02328    1.69955    2.72909

         70              3.30338    1.84590    2.97466
         71              3.62140    2.02325    3.25640
         72              3.98666    2.24419    3.58279
         73              4.40599    2.51548    3.95978
         74              4.87280    2.83552    4.38330

         75              5.37793    3.19685    4.84334
         76              5.91225    3.59370    5.33245
         77              6.46824    4.01942    5.84227
         78              7.04089    4.47410    6.36948
         79              7.64551    4.97042    6.92851

         80              8.30507    5.52957    7.54229
         81              9.03761    6.17118    8.22883
         82              9.86724    6.91414    9.01216
         83             10.80381    7.77075    9.90124
         84             11.82571    8.72632   10.87533

         85             12.91039    9.76952   11.92213
         86             14.03509   10.89151   13.01471
         87             15.18978   12.08770   14.15507
         88             16.36948   13.35774   15.33494
         89             17.57781   14.70820   16.56493

         90             18.82881   16.15259   17.85746
         91             20.14619   17.71416   19.23699
         92             21.57655   19.43814   20.76665
         93             23.20196   21.40786   22.49837
         94             25.28174   23.63051   24.70915

         95             28.27411   27.16158   27.82758
         96             33.10577   32.32378   32.78845
         97             41.68476   41.21204   41.45783
         98             58.01259   57.81394   57.95663
         99             90.90909   90.90909   90.90909

APPENDIX 2

                    ILLUSTRATION OF SURRENDER CHARGES

                    The initial Surrender Charge is calculated as (a) times (b), plus (c), with that result not to exceed (d), where
                    (a) is 1.25;
                    (b) is the curtate net level premium for the Specified
                        Amount of insurance, calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest;
                    (c) is $10 per $1000 of Specified Amount; and
                    (d) is $50 per $1000 of Specified Amount.

                    The Surrender Charge decreases from its initial amount to zero over a period of at most 15 years. If the insured's Age at issue is 55 or greater, then the Surrender Charge decreases to zero over a period of ten years. In general terms, the initial Surrender Charge is amortized in proportion to a twenty year life contingent annuity due, with a further reduction in the final years of the surrender charge period. In formulas, the Surrender Charge a point in time "t" years after issue is (a) times (b) times (c), where
                    (a) is the initial Surrender Charge;
                    (b) is the ratio of a life contingent annuity due beginning at time t and ending 20 years after issue, divided by a life contingent annuity due beginning at issue and ending 20 years after issue, both calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest; and
                    (c) is a durational factor depending on the issue Age and
                        policy year "t". Values are shown below for issue Age 50 or less, and for issue Age 55 or more. Values for Ages 51 through 54 fall in between these values.

                                                   AGE 50             AGES 55
                                T                 OR LESS             OR MORE
                                -                 -------             -------
                            7 or less               100%                 75%
                                8                   100%                 50%
                                9                   100%                 25%
                                10                  100%                  0%
                                11                   80%                  0%
                                12                   60%                  0%
                                13                   40%                  0%
                                14                   20%                  0%
                            15 or more                0%                  0%

                    EXAMPLE 1: A male, Age 45, purchases a policy with a Specified Amount of $100,000.

                    The initial Surrender Charge is computed as follows:

                    net level premium = 1987.66

                    $10 per $1000 of Specified Amount = $1000

                    $50 per $1000 of Specified Amount = $5000

                    initial Surrender Charge = 1.25 X $1987.66 + 1000 = $3,484.57, which is less than $5000.

                    This amount decreased to zero over 15 years as follows:

                            YEARS   INITIAL
                            AFTER  SURRENDER   ANNUITY    DURATIONAL   SURRENDER
                            ISSUE   CHARGE      RATIO       FACTOR      CHARGE
                            -----  ---------   -------    ----------   ---------
                              0    $3,484.57   1.00000        100%     3,484.57
                              1    $3,484.57   0.96609        100%     3,366.42
                              2    $3,484.57   0.93101        100%     3,244.18
                              3    $3,484.57   0.89471        100%     3,117.68
                              4    $3,484.57   0.85711        100%     2,986.67
                              5    $3,484.57   0.81818        100%     2,850.99
                              6    $3,484.57   0.77782        100%     2,710.36
                              7    $3,484.57   0.73600        100%     2,564.64
                              8    $3,484.57   0.69265        100%     2,413.59
                              9    $3,484.57   0.64769        100%     2,256.93
                             10    $3,484.57   0.60104        100%     2,094.38
                             11    $3,484.57   0.55257         80%     1,540.37
                             12    $3,484.57   0.50212         60%     1,049.80
                             13    $3,484.57   0.44952         40%       626.55
                             14    $3,484.57   0.39456         20%       274.97
                             15    $3,484.57   0.33701          0%         0.00

                    EXAMPLE 2: A female, Age 55, purchases a policy with a Specified Amount of $200,000.

                    The initial Surrender Charge is computed as follows:

                    net level premium = $4,996.55

                    $10 per $1000 of Specified Amount = $2,000

                    $50 per $1000 of Specified Amount = $10,000

                    initial Surrender Charge = 1.25 X $4996.55 + 2000 = $8,245.68, which is less than $10,000.

                    This amount decreased to zero over 10 years as follows:

                            YEARS   INITIAL
                            AFTER  SURRENDER   ANNUITY    DURATIONAL   SURRENDER
                            ISSUE   CHARGE      RATIO       FACTOR      CHARGE
                            -----  ---------   -------    ----------   ---------
                              0    $8,245.68   1.00000        100%     8,245.68
                              1    $8,245.68   0.96649        100%     7,969.40
                              2    $8,245.68   0.93185        100%     7,683.73
                              3    $8,245.68   0.89596        100%     7,387.80
                              4    $8,245.68   0.85871        100%     7,080.67
                              5    $8,245.68   0.82003        100%     6,761.74
                              6    $8,245.68   0.77986        100%     6,430.50
                              7    $8,245.68   0.73818         75%     4,565.07
                              8    $8,245.68   0.69496         50%     2,885.22
                              9    $8,245.68   0.65022         25%     1,340.37
                             10    $8,245.68   0.60387          0%         0.00

APPENDIX 3

                    CORRIDOR PERCENTAGES

ATTAINED AGE OF
THE INSURED                CORRIDOR
(NEAREST BIRTHDAY)        PERCENTAGE
------------------        ----------
         0-40                250%
          41                 243%
          42                 236%
          43                 229%
          44                 222%
          45                 215%
          46                 209%
          47                 203%
          48                 197%
          49                 191%
          50                 185%
          51                 178%
          52                 171%
          53                 164%
          54                 157%
          55                 150%
          56                 146%
          57                 142%
          58                 138%
          59                 134%
          60                 130%
          61                 128%
          62                 126%
          63                 124%
          64                 122%
          65                 120%
          66                 119%
          67                 118%
          68                 117%
          69                 116%
          70                 115%
          71                 113%
          72                 111%
          73                 109%
          74                 107%
         75-90               105%
          91                 104%
          92                 103%
          93                 102%
          94                 101%
         95-99               100%

APPENDIX 4

                    ILLUSTRATIONS OF ACCUMULATION VALUES, SURRENDER VALUES, AND DEATH BENEFIT PROCEEDS

                    The illustrations in this Prospectus have been prepared to help show how values under the Policies change with investment performance. The illustrations illustrate how Accumulation Values, Surrender Values and Death Benefit Proceeds under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12% over a period of years, but fluctuates above or below those averages for individual years, the Accumulation Values, Surrender Values and Death Benefit Proceeds may be different. The illustrations also assume there are no Policy Loans or Partial Surrenders, no additional Premium Payments are made other than shown, no Accumulation Values are allocated to the Fixed Account, and there are no changes in the Specified Amount or Death Benefit Option.


                    The amounts shown for the Accumulation Value, Surrender Value and Death Benefit Proceeds as of each Policy Anniversary reflect the fact that charges are made and expenses applied which lower investment return on the assets held in the Sub-Accounts. Daily charges are made against the assets of the Sub-Accounts for assuming mortality and expense risks. The mortality and expense risk charges are equivalent to an annual effective rate of 0.75% of the daily net asset value of the Separate Account in years 1-10, 0.35% in years 11-20 and 0.20% in years 21 and later. In addition, the amounts shown also reflect the deduction of Fund investment advisory fees and other expenses which will vary depending on which funding vehicle is chosen but which are assumed for purposes of these illustrations to be equivalent to an annual effective rate of 0.82% of the daily net asset value of the Separate Account. This rate reflects an arithmetic average of total Fund portfolio annual expenses for the year ending December 31, 2000.


                    Considering charges for mortality and expense risks and the assumed Fund expenses, gross annual rates of 0%, 6% and 12% correspond to net investment experience at annual rates of -1.56%, 4.40% and 10.35% for years 1-10, -1.17%, 4.81% and
                    10.79% in years 11-20, and -1.02%, 4.97% and 10.96% in years
                    21 and later.

                    The illustrations also reflect the fact that the Company makes monthly charges for providing insurance protection. Current values reflect current Cost of Insurance charges and guaranteed values reflect the maximum Cost of Insurance charges guaranteed in the Policy. The values shown are for Policies which are issued as preferred and standard. Policies issued on a substandard basis would result in lower Accumulation Values and Death Benefit Proceeds than those illustrated.

                    The illustrations also reflect the fact that the Company deducts a premium load of 5% from each Premium Payment.

                    The Surrender Values shown in the illustrations reflect the fact that the Company will deduct a Surrender Charge from the Policy's Accumulation Value for any Policy surrendered in full during the first fifteen Policy Years. Surrender Charges reflect, in part, age and Specified Amount, and are shown in the illustrations.

                    In addition, the illustrations reflect the fact that the Company deducts a monthly administrative charge at the beginning of each Policy Month. This monthly administrative expense charge is a flat dollar charge of $15 per month in the first year. Current values reflect a current flat dollar monthly administrative expense charge of $5 (and guaranteed values, $10) in subsequent Policy Years.

                    Upon request, the Company will furnish a comparable illustration based on the proposed insured's age, gender classification, smoking classification, risk classification and premium payment requested.

                                  MALE    AGE 45    NONSMOKER
                                  PREFERRED -- $5,396 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS

                        PREMIUMS
                        ACCUMULATED                                                                         SURRENDER VALUE
                           AT                  DEATH BENEFIT               TOTAL ACCUMULATION VALUE        ANNUAL INVESTMENT
  END OF                5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF          RETURN OF
POLICY YEAR             PER YEAR      GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%
         --              --------     --------   --------   --------    -------    -------    --------    -------    -------

          1                 5,666     500,000    500,000     500,000      3,447      3,701       3,955          0          0
          2                11,615     500,000    500,000     500,000      5,984      6,682       7,413          0          0
          3                17,861     500,000    500,000     500,000      8,299      9,610      11,042          0          0
          4                24,420     500,000    500,000     500,000     10,387     12,473      14,853          0          0
          5                31,306     500,000    500,000     500,000     12,228     15,247      18,844          0      1,238

          6                38,537     500,000    500,000     500,000     13,811     17,915      23,024        493      4,597
          7                46,130     500,000    500,000     500,000     15,097     20,430      27,374      2,495      7,828
          8                54,102     500,000    500,000     500,000     16,057     22,752      31,884      4,197     10,892
          9                62,473     500,000    500,000     500,000     16,651     24,833      36,533      5,561     13,743
         10                71,262     500,000    500,000     500,000     16,836     26,612      41,296      6,544     16,321

         15               122,257     500,000    500,000     500,000     10,938     30,070      67,992     10,938     30,070
         20               187,341           0    500,000     500,000          0     16,073      96,586          0      6,073
         25               270,407           0          0     500,000          0          0     120,730          0          0
         30               376,421           0          0     500,000          0          0     122,105          0          0



  END OF
POLICY YEAR            GROSS 12%
         --            --------
          1                   0
          2                   0
          3                   0
          4                 177
          5               4,835
          6               9,706
          7              14,772
          8              20,024
          9              25,443
         10              31,004
         15              67,992
         20              96,586
         25             120,730
         30             122,105

Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year.

                                  MALE    AGE 45    NONSMOKER
                                  PREFERRED -- $5,396 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ---------   --------   --------   ---------

          1                 5,666     500,000    500,000     500,000      3,447      3,701       3,955
          2                11,615     500,000    500,000     500,000      6,871      7,598       8,356
          3                17,861     500,000    500,000     500,000     10,139     11,562      13,107
          4                24,420     500,000    500,000     500,000     13,279     15,623      18,274
          5                31,306     500,000    500,000     500,000     16,317     19,812      23,930

          6                38,537     500,000    500,000     500,000     19,279     24,162      30,153
          7                46,130     500,000    500,000     500,000     22,145     28,658      36,983
          8                54,102     500,000    500,000     500,000     24,803     33,192      44,369
          9                62,473     500,000    500,000     500,000     27,416     37,931      52,541
         10                71,262     500,000    500,000     500,000     29,919     42,819      61,516

         15               122,257     500,000    500,000     500,000     40,320     69,763     122,944
         20               187,341     500,000    500,000     500,000     46,993    101,131     224,857
         25               270,407     500,000    500,000     500,000     50,188    139,743     402,074
         30               376,421     500,000    500,000     755,782     43,660    182,859     706,338


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ---------
          1                  0          0           0
          2                  0          0           0
          3                  0          0           0
          4                  0        947       3,598
          5              2,307      5,803       9,920
          6              5,961     10,844      16,835
          7              9,543     16,056      24,381
          8             12,943     21,332      32,509
          9             16,326     26,841      41,451
         10             19,628     32,527      51,225
         15             40,320     69,763     122,944
         20             46,993    101,131     224,857
         25             50,188    139,743     402,074
         30             43,660    182,859     706,338

Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year.

                                  MALE    AGE 55    NONSMOKER
                                  PREFERRED -- $9,184 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ---------   --------   --------   ---------

          1                 9,643     500,000    500,000     500,000      5,873      6,306       6,740
          2                19,768     500,000    500,000     500,000      8,778      9,927      11,134
          3                30,400     500,000    500,000     500,000     11,173     13,240      15,512
          4                41,563     500,000    500,000     500,000     13,030     16,197      19,848
          5                53,284     500,000    500,000     500,000     14,318     18,747      24,106

          6                65,591     500,000    500,000     500,000     14,976     20,807      28,221
          7                78,514     500,000    500,000     500,000     14,934     22,280      32,115
          8                92,083     500,000    500,000     500,000     14,100     23,041      35,678
          9               106,330     500,000    500,000     500,000     12,361     22,938      38,775
         10               121,290     500,000    500,000     500,000      9,604     21,812      41,256

         15               208,084           0          0     500,000          0          0      39,330
         20               318,858           0          0           0          0          0           0
         25               460,236           0          0           0          0          0           0
         30               640,675           0          0           0          0          0           0


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ---------
          1                  0          0           0
          2                  0          0           0
          3                  0          0           0
          4                  0          0           0
          5                  0          0       3,950
          6                  0      1,637       9,051
          7              1,318      8,664      18,499
          8              5,545     14,486      27,124
          9              8,353     18,931      34,767
         10              9,604     21,812      41,256
         15                  0          0      39,330
         20                  0          0           0
         25                  0          0           0
         30                  0          0           0

Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year.

                                  MALE    AGE 55    NONSMOKER
                                  PREFERRED -- $9,184 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT                 TOTAL ACCUMULATION VALUE
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%    GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ----------   --------   --------   ----------

          1                 9,643     500,000    500,000       500,000     5,873      6,306         6,740
          2                19,768     500,000    500,000       500,000    11,485     12,718        14,005
          3                30,400     500,000    500,000       500,000    16,747     19,147        21,758
          4                41,563     500,000    500,000       500,000    21,755     25,693        30,154
          5                53,284     500,000    500,000       500,000    26,467     32,316        39,221

          6                65,591     500,000    500,000       500,000    31,021     39,159        49,178
          7                78,514     500,000    500,000       500,000    35,442     46,262        60,153
          8                92,083     500,000    500,000       500,000    39,713     53,620        72,246
          9               106,330     500,000    500,000       500,000    43,678     61,091        85,431
         10               121,290     500,000    500,000       500,000    47,264     68,613        99,775

         15               208,084     500,000    500,000       500,000    61,104    109,864       199,266
         20               318,858     500,000    500,000       500,000    64,002    154,726       368,268
         25               460,236     500,000    500,000       704,375    45,823    199,876       670,833
         30               640,675           0    500,000     1,236,622         0    246,534     1,177,735


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ----------
          1                  0          0             0
          2                  0          0             0
          3                  0          0             0
          4                641      4,578         9,040
          5              6,311     12,160        19,065
          6             11,850     19,989        30,007
          7             21,826     32,646        46,537
          8             31,159     45,066        63,691
          9             39,670     57,084        81,424
         10             47,264     68,613        99,775
         15             61,104    109,864       199,266
         20             64,002    154,726       368,268
         25             45,823    199,876       670,833
         30                  0    246,534     1,177,735

Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year.

                                  FEMALE    AGE 45    NONSMOKER
                                  PREFERRED -- $4,391 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1
                                  GUARANTEED BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ---------   --------   --------   ---------

          1                 4,611     500,000    500,000     500,000      2,848      3,056       3,265
          2                 9,452     500,000    500,000     500,000      4,996      5,570       6,172
          3                14,535     500,000    500,000     500,000      6,996      8,079       9,262
          4                19,872     500,000    500,000     500,000      8,837     10,569      12,543
          5                25,477     500,000    500,000     500,000     10,512     13,031      16,026

          6                31,361     500,000    500,000     500,000     12,009     15,449      19,720
          7                37,540     500,000    500,000     500,000     13,322     17,814      23,641
          8                44,028     500,000    500,000     500,000     14,434     20,105      27,797
          9                50,840     500,000    500,000     500,000     15,320     22,291      32,187
         10                57,992     500,000    500,000     500,000     15,977     24,363      36,837

         15                99,491     500,000    500,000     500,000     16,209     33,499      66,556
         20               152,456     500,000    500,000     500,000      8,886     37,309     109,847
         25               220,053           0    500,000     500,000          0     25,910     172,663
         30               306,326           0          0     500,000          0          0     269,279


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ---------
          1                  0          0           0
          2                  0          0           0
          3                  0          0           0
          4                  0          0          20
          5                  0      1,074       4,069
          6                638      4,079       8,350
          7              2,561      7,053      12,880
          8              4,306      9,977      17,669
          9              5,851     12,821      22,718
         10              7,192     15,578      28,052
         15             16,209     33,499      66,556
         20              8,886     37,309     109,847
         25                  0     25,910     172,663
         30                  0          0     269,279

Amount are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year.

                                  FEMALE    AGE 45    NONSMOKER
                                  PREFERRED -- $4,391 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ---------   --------   --------   ---------

          1                 4,611     500,000    500,000     500,000      2,848      3,056       3,265
          2                 9,452     500,000    500,000     500,000      5,695      6,292       6,915
          3                14,535     500,000    500,000     500,000      8,460      9,632      10,905
          4                19,872     500,000    500,000     500,000     11,143     13,082      15,272
          5                25,477     500,000    500,000     500,000     13,749     16,648      20,058

          6                31,361     500,000    500,000     500,000     16,229     20,287      25,258
          7                37,540     500,000    500,000     500,000     18,588     24,005      30,919
          8                44,028     500,000    500,000     500,000     20,829     27,809      37,094
          9                50,840     500,000    500,000     500,000     23,001     31,751      43,888
         10                57,992     500,000    500,000     500,000     25,107     35,841      51,371

         15                99,491     500,000    500,000     500,000     34,831     59,380     103,510
         20               152,456     500,000    500,000     500,000     42,183     87,543     190,039
         25               220,053     500,000    500,000     500,000     47,750    123,064     339,163
         30               306,326     500,000    500,000     636,737     48,704    165,579     595,081


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ---------
          1                  0          0           0
          2                  0          0           0
          3                  0          0           0
          4                  0        559       2,750
          5              1,792      4,691       8,101
          6              4,859      8,917      13,888
          7              7,827     13,244      20,158
          8             10,701     17,681      26,966
          9             13,532     22,282      34,419
         10             16,322     27,056      42,586
         15             34,831     59,380     103,510
         20             42,183     87,543     190,039
         25             47,750    123,064     339,163
         30             48,704    165,579     595,081

Amount are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year.

                                  FEMALE    AGE 55    NONSMOKER
                                  PREFERRED -- $7,260 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ---------   --------   --------   ---------

          1                 7,623     500,000    500,000     500,000      4,819      5,166       5,515
          2                15,627     500,000    500,000     500,000      7,805      8,750       9,740
          3                24,032     500,000    500,000     500,000     10,545     12,291      14,202
          4                32,857     500,000    500,000     500,000     13,052     15,799      18,943
          5                42,123     500,000    500,000     500,000     15,315     19,262      23,983

          6                51,852     500,000    500,000     500,000     17,311     22,651      29,332
          7                62,068     500,000    500,000     500,000     18,981     25,904      34,966
          8                72,794     500,000    500,000     500,000     20,247     28,934      40,844
          9                84,057     500,000    500,000     500,000     21,006     31,625      46,894
         10                95,883     500,000    500,000     500,000     21,181     33,882      53,069

         15               164,496     500,000    500,000     500,000     12,484     37,517      87,684
         20               252,066           0    500,000     500,000          0     15,388     124,838
         25               363,830           0          0     500,000          0          0     145,464
         30               506,473           0          0     500,000          0          0      95,062


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ---------
          1                  0          0           0
          2                  0          0           0
          3                  0          0           0
          4                  0          0       1,499
          5                  0      2,604       7,325
          6              1,469      6,809      13,490
          7              7,734     14,657      23,719
          8             13,189     21,875      33,785
          9             17,704     28,323      43,592
         10             21,181     33,882      53,069
         15             12,484     37,517      87,684
         20                  0     15,388     124,838
         25                  0          0     145,464
         30                  0          0      95,062

Amount are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year.

                                  FEMALE    AGE 55    NONSMOKER
                                  PREFERRED -- $7,260 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT                TOTAL ACCUMULATION VALUE
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%    GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ----------   --------   --------   ---------

          1                 7,623     500,000    500,000       500,000     4,819      5,166       5,515
          2                15,627     500,000    500,000       500,000     9,466     10,462      11,503
          3                24,032     500,000    500,000       500,000    13,884     15,833      17,952
          4                32,857     500,000    500,000       500,000    18,138     21,346      24,980
          5                42,123     500,000    500,000       500,000    22,199     26,982      32,620

          6                51,852     500,000    500,000       500,000    26,158     32,834      41,032
          7                62,068     500,000    500,000       500,000    30,022     38,921      50,308
          8                72,794     500,000    500,000       500,000    33,789     45,251      60,542
          9                84,057     500,000    500,000       500,000    37,344     51,722      71,724
         10                95,883     500,000    500,000       500,000    40,654     58,307      83,931

         15               164,496     500,000    500,000       500,000    55,084     95,594     168,935
         20               252,066     500,000    500,000       500,000    64,351    139,748     312,471
         25               363,830     500,000    500,000       592,552    61,706    188,993     564,336
         30               506,473     500,000    500,000     1,040,042    36,023    240,083     990,516


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ---------
          1                  0          0           0
          2                  0          0           0
          3                  0          0           0
          4                694      3,904       7,536
          5              5,541     10,324      15,962
          6             10,316     16,992      25,190
          7             18,776     27,674      39,062
          8             26,731     38,192      53,483
          9             34,042     48,420      68,422
         10             40,654     58,307      83,931
         15             55,084     95,594     168,935
         20             64,351    139,748     312,471
         25             61,706    188,993     564,336
         30             36,023    240,083     990,516

Amount are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year.

             Lincoln Life Flexible Premium Variable Life Account M

Lincoln Life Flexible Premium Variable Life Account M
Statement of Assets and Liability
December 31, 2000

                                            AIM V.I.      AIM V.I.                  AIM V.I.                     AFIS
                                            CAPITAL       DIVERSIFIED   AIM V.I.    INTERNATIONAL  AIM V.I.      GROWTH
                                            APPRECIATION  INCOME        GROWTH      EQUITY         VALUE         CLASS 2
                           COMBINED         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $    66,772,128  $         --  $         --  $       --  $         --   $         --  $         --
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)               195,714,074     3,606,089       554,918  21,180,997     2,000,068     27,662,113     7,225,697
                           ---------------  ------------  ------------  ----------  ------------   ------------  ------------
-------------------------
Total Investments              262,486,202     3,606,089       554,918  21,180,997     2,000,068     27,662,113     7,225,697
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company           16,904           243            36       1,391           130          1,784           476
                           ---------------  ------------  ------------  ----------  ------------   ------------  ------------
-------------------------
NET ASSETS                 $   262,469,298  $  3,605,846  $    554,882  $21,179,606 $  1,999,938   $ 27,660,329  $  7,225,221
                           ===============  ============  ============  ==========  ============   ============  ============
-------------------------
Percent of net assets               100.00%         1.37%         0.21%       8.07%         0.76%         10.54%         2.75%
                           ===============  ============  ============  ==========  ============   ============  ============
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                                        258,553        57,410     370,710            --        485,541            --
 - Unit value                               $     13.946  $      9.665  $   12.329  $         --   $     12.703  $         --
                                            ------------  ------------  ----------  ------------   ------------  ------------
                                               3,605,846       554,882   4,570,372            --      6,167,660            --
                                            ------------  ------------  ----------  ------------   ------------  ------------
VUL--CV Policies:
 - Units in accumulation
   period                                             --            --   1,396,907       122,404      1,771,784       545,104
 - Unit value                               $         --  $         --  $    9.848  $     11.131   $     10.039  $      9.192
                                            ------------  ------------  ----------  ------------   ------------  ------------
                                                      --            --  13,756,871     1,362,490     17,786,685     5,010,390
                                            ------------  ------------  ----------  ------------   ------------  ------------
VUL--DB Policies:
 - Units in accumulation
   period                                             --            --     283,609        61,851        358,492       160,643
 - Unit value                               $         --  $         --  $   10.057  $     10.306   $     10.338  $     13.787
                                            ------------  ------------  ----------  ------------   ------------  ------------
                                                      --            --   2,852,363       637,448      3,705,984     2,214,831
                                            ------------  ------------  ----------  ------------   ------------  ------------
-------------------------
NET ASSETS                                  $  3,605,846  $    554,882  $21,179,606 $  1,999,938   $ 27,660,329  $  7,225,221
                                            ============  ============  ==========  ============   ============  ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statement of Assets and Liability (continued)
December 31, 2000

                           AFIS             AFIS             BARON            DEUTSCHE         DEUTSCHE         DEUTSCHE
                           GROWTH-          GLOBAL SMALL     CAPITAL          VIT              VIT              VIT
                           INCOME           CAPITALIZATION   ASSET            EAFE             EQUITY 500       SMALL CAP
                           CLASS 2          CLASS 2          12B1             EQUITY INDEX     INDEX            INDEX
                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $            --  $            --  $            --  $            --  $            --  $         --
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)                 2,429,370          771,247          992,144        1,472,623       30,842,016     2,152,296
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
Total Investments                2,429,370          771,247          992,144        1,472,623       30,842,016     2,152,296
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company              160               51               63               93            1,992           141
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $     2,429,210  $       771,196  $       992,081  $     1,472,530  $    30,840,024  $  2,152,155
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
Percent of net assets                 0.93%            0.29%            0.38%            0.56%           11.75%         0.82%
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                               --               --               --               --          883,392            --
 - Unit value              $            --  $            --  $            --  $            --  $        11.972  $         --
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                        --               --               --               --       10,576,146            --
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--CV Policies:
 - Units in accumulation
   period                          145,993           59,913           78,959          120,358        1,799,715       159,165
 - Unit value              $        10.428  $         7.747  $        10.913  $        10.322  $         9.929  $     10.892
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                 1,522,387          464,129          861,670        1,242,282       17,869,005     1,733,620
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--DB Policies:
 - Units in accumulation
   period                           77,557           27,777           10,631           23,450          227,291        35,641
 - Unit value              $        11.692  $        11.055  $        12.267  $         9.819  $        10.537  $     11.743
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                   906,823          307,067          130,411          230,248        2,394,873       418,535
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $     2,429,210  $       771,196  $       992,081  $     1,472,530  $    30,840,024  $  2,152,155
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------


                           DGPF          DGPF
                           HIGH YIELD    DEVON
                           SUBACCOUNT    SUBACCOUNT
-------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $    628,186  $  300,760
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)                     --          --
                           ------------  ----------
-------------------------
Total Investments               628,186     300,760
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company            39          19
                           ------------  ----------
-------------------------
NET ASSETS                 $    628,147  $  300,741
                           ============  ==========
-------------------------
Percent of net assets              0.24%       0.11%
                           ============  ==========
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                            --          --
 - Unit value              $         --  $       --
                           ------------  ----------
                                     --          --
                           ------------  ----------
VUL--CV Policies:
 - Units in accumulation
   period                        68,296      37,226
 - Unit value              $      7.844  $    8.006
                           ------------  ----------
                                535,691     298,025
                           ------------  ----------
VUL--DB Policies:
 - Units in accumulation
   period                        10,953         292
 - Unit value              $      8.441  $    9.293
                           ------------  ----------
                                 92,456       2,716
                           ------------  ----------
-------------------------
NET ASSETS                 $    628,147  $  300,741
                           ============  ==========
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statement of Assets and Liability (continued)
December 31, 2000

                                                                                      FIDELITY         FIDELITY
                           DGPF          DGPF                                         VIP              VIP
                           EMERGING      SMALL CAP     DGPF          DGPF             EQUITY-          GROWTH
                           MARKETS       VALUE         REIT          TREND            INCOME           SERVICE CLASS
                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $  1,137,253  $  5,484,403  $    439,655  $    11,322,283  $            --  $            --
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)                     --            --            --               --        5,181,627        1,129,168
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
Total Investments             1,137,253     5,484,403       439,655       11,322,283        5,181,627        1,129,168
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company            72           358            28              756              343               76
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
NET ASSETS                 $  1,137,181  $  5,484,045  $    439,627  $    11,321,527  $     5,181,284  $     1,129,092
                           ============  ============  ============  ===============  ===============  ===============
-------------------------
Percent of net assets              0.43%         2.09%         0.17%            4.31%            1.97%            0.43%
                           ============  ============  ============  ===============  ===============  ===============
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                        30,603       183,567            --          162,383          446,200               --
 - Unit value              $      8.617  $     10.777  $         --  $        17.215  $        11.612  $            --
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                263,716     1,978,329            --        2,795,472        5,181,284               --
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--CV Policies:
 - Units in accumulation
   period                        77,978       277,212        30,595          466,941               --           82,714
 - Unit value              $      9.175  $     11.097  $     11.991  $        14.402  $            --  $         8.499
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                715,429     3,076,258       366,860        6,724,840               --          702,954
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--DB Policies:
 - Units in accumulation
   period                        16,776        34,553         5,367          140,582               --           50,192
 - Unit value              $      9.420  $     12.429  $     13.557  $        12.813  $            --  $         8.490
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                158,036       429,458        72,767        1,801,215               --          426,138
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
NET ASSETS                 $  1,137,181  $  5,484,045  $    439,627  $    11,321,527  $     5,181,284  $     1,129,092
                           ============  ============  ============  ===============  ===============  ===============
-------------------------

                           FIDELITY
                           VIP              FIDELITY
                           HIGH             VIP II
                           INCOME           ASSET
                           SERVICE CLASS    MANAGER
                           SUBACCOUNT       SUBACCOUNT
-------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $            --  $            --
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)                   462,961          907,343
                           ---------------  ---------------
-------------------------
Total Investments                  462,961          907,343
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company               31               60
                           ---------------  ---------------
-------------------------
NET ASSETS                 $       462,930  $       907,283
                           ===============  ===============
-------------------------
Percent of net assets                 0.19%            0.35%
                           ===============  ===============
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                               --           81,350
 - Unit value              $            --  $        11.153
                           ---------------  ---------------
                                        --          907,283
                           ---------------  ---------------
VUL--CV Policies:
 - Units in accumulation
   period                           35,524               --
 - Unit value              $         8.068  $            --
                           ---------------  ---------------
                                   286,621               --
                           ---------------  ---------------
VUL--DB Policies:
 - Units in accumulation
   period                           21,870               --
 - Unit value              $         8.062  $            --
                           ---------------  ---------------
                                   176,309               --
                           ---------------  ---------------
-------------------------
NET ASSETS                 $       462,930  $       907,283
                           ===============  ===============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statement of Assets and Liability (continued)
December 31, 2000

                                                                                                   JANUS
                                                          FIDELITY                   JANUS         ASPEN
                           FIDELITY         FIDELITY      VIP III        JANUS       ASPEN         SERIES
                           VIP II           VIP II        GROWTH         ASPEN       SERIES        GLOBAL
                           CONTRAFUND       INVESTMENT    OPPORTUNITIES  SERIES      WORLDWIDE     TECHNOLOGY     LN
                           SERVICE CLASS    GRADE BOND    SERVICE CLASS  BALANCED    GROWTH        SERVICE CLASS  BOND
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT  SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $            --  $         --  $         --   $       --  $         --  $         --   $  9,773,568
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)                 8,215,794     2,788,932     3,743,214   12,165,910    17,578,045       821,361             --
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
-------------------------
Total Investments                8,215,794     2,788,932     3,743,214   12,165,910    17,578,045       821,361      9,773,568
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company              524           183           236          791         1,126            53            613
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
-------------------------
NET ASSETS                 $     8,215,270  $  2,788,749  $  3,742,978   $12,165,119 $ 17,576,919  $    821,308   $  9,772,955
                           ===============  ============  ============   ==========  ============  ============   ============
-------------------------
Percent of net assets                 3.13%         1.06%         1.43%        4.63%         6.70%         0.31%          3.72%
                           ===============  ============  ============   ==========  ============  ============   ============
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                               --       245,830            --           --            --            --             --
 - Unit value              $            --  $     11.344  $         --   $       --  $         --  $         --   $         --
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
                                        --     2,788,749            --           --            --            --             --
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
VUL--CV Policies:
 - Units in accumulation
   period                          651,987            --       407,312      823,848     1,091,174        97,034        790,361
 - Unit value              $        10.616  $         --  $      8.264   $   11.036  $     12.628  $      6.746   $     10.959
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
                                 6,921,803            --     3,366,007    9,091,641    13,779,079       654,598      8,661,683
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
VUL--DB Policies:
 - Units in accumulation
   period                          115,495            --        42,103      268,181       314,703        24,736        101,112
 - Unit value              $        11.199  $         --  $      8.953   $   11.460  $     12.068  $      6.740   $     10.991
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
                                 1,293,467            --       376,971    3,073,478     3,797,840       166,710      1,111,272
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
-------------------------
NET ASSETS                 $     8,215,270  $  2,788,749  $  3,742,978   $12,165,119 $ 17,576,919  $    821,308   $  9,772,955
                           ===============  ============  ============   ==========  ============  ============   ============
-------------------------


                           LN
                           CAPITAL
                           APPRECIATION
                           SUBACCOUNT
-------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $     6,312,529
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)                        --
                           ---------------
-------------------------
Total Investments                6,312,529
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company              410
                           ---------------
-------------------------
NET ASSETS                 $     6,312,119
                           ===============
-------------------------
Percent of net assets                 2.40%
                           ===============
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                               --
 - Unit value              $            --
                           ---------------
                                        --
                           ---------------
VUL--CV Policies:
 - Units in accumulation
   period                          501,992
 - Unit value              $        10.790
                           ---------------
                                 5,416,283
                           ---------------
VUL--DB Policies:
 - Units in accumulation
   period                           83,307
 - Unit value              $        10.753
                           ---------------
                                   895,836
                           ---------------
-------------------------
NET ASSETS                 $     6,312,119
                           ===============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statement of Assets and Liability (continued)
December 31, 2000

                                            LN
                           LN               GLOBAL           LN               LN               MFS              MFS
                           EQUITY-          ASSET            MONEY            SOCIAL           EMERGING         TOTAL
                           INCOME           ALLOCATION       MARKET           AWARENESS        GROWTH           RETURN
                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $       853,893  $       204,189  $    29,322,306  $       993,103  $            --  $         --
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)                        --               --               --               --       15,799,289     4,572,791
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
Total Investments                  853,893          204,189       29,322,306          993,103       15,799,289     4,572,791
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company               53               13            1,785               63            1,026           297
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $       853,840  $       204,176  $    29,320,521  $       993,040  $    15,798,263  $  4,572,494
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
Percent of net assets                 0.33%            0.08%           11.17%            0.38%            6.02%         1.74%
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                               --               --          418,111               --          237,300       174,224
 - Unit value              $            --  $            --  $        11.177  $            --  $        15.991  $     12.226
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                        --               --        4,673,092               --        3,794,662     2,130,009
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--CV Policies:
 - Units in accumulation
   period                           65,617           17,698        1,456,522           92,387          768,041       152,726
 - Unit value              $        10.793  $        10.147  $        10.815  $        10.169  $        13.164  $     11.327
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                   708,212          179,586       15,752,912          939,437       10,110,576     1,729,957
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--DB Policies:
 - Units in accumulation
   period                           11,736            2,347          838,918            4,963          148,052        59,315
 - Unit value              $        12.409  $        10.476  $        10.602  $        10.800  $        12.786  $     12.013
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                   145,628           24,590        8,894,517           53,603        1,893,025       712,528
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $       853,840  $       204,176  $    29,320,521  $       993,040  $    15,798,263  $  4,572,494
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------


                                         NB AMT
                           MFS           MID-CAP
                           UTILITIES     GROWTH
                           SUBACCOUNT    SUBACCOUNT
-------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $         --  $      --
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)              5,566,808  4,748,329
                           ------------  ---------
-------------------------
Total Investments             5,566,808  4,748,329
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company           360        310
                           ------------  ---------
-------------------------
NET ASSETS                 $  5,566,448  $4,748,019
                           ============  =========
-------------------------
Percent of net assets              2.12%      1.81%
                           ============  =========
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                       127,271         --
 - Unit value              $     14.873  $      --
                           ------------  ---------
                              1,892,907         --
                           ------------  ---------
VUL--CV Policies:
 - Units in accumulation
   period                       217,256    277,679
 - Unit value              $     12.933  $  13.841
                           ------------  ---------
                              2,809,676  3,843,301
                           ------------  ---------
VUL--DB Policies:
 - Units in accumulation
   period                        67,514     64,576
 - Unit value              $     12.795  $  14.010
                           ------------  ---------
                                863,865    904,718
                           ------------  ---------
-------------------------
NET ASSETS                 $  5,566,448  $4,748,019
                           ============  =========
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statement of Assets and Liability (continued)
December 31, 2000

                                         OCC                                                           TEMPLETON
                                         ACCUMULATION  OCC           TEMPLETON        TEMPLETON        INTERNATIONAL
                           NB AMT        GLOBAL        ACCUMULATION  ASSET            INTERNATIONAL    SECURITIES
                           PARTNERS      EQUITY        MANAGED       STRATEGY         SECURITIES       CLASS 2
                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $         --  $         --  $         --  $            --  $            --  $            --
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)                630,968       808,506       890,002          389,466        3,813,222        3,584,252
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
Total Investments               630,968       808,506       890,002          389,466        3,813,222        3,584,252
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company            40            53            59               25              249              226
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
NET ASSETS                 $    630,928  $    808,453  $    889,943  $       389,441  $     3,812,973  $     3,584,026
                           ============  ============  ============  ===============  ===============  ===============
-------------------------
Percent of net assets              0.24%         0.31%         0.34%            0.15%            1.45%            1.37%
                           ============  ============  ============  ===============  ===============  ===============
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                            --        63,105        80,278           32,542          333,207               --
 - Unit value              $         --  $     12.811  $     11.086  $        11.967  $        11.443  $            --
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                     --       808,453       889,943          389,441        3,812,973               --
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--CV Policies:
 - Units in accumulation
   period                        57,771            --            --               --               --          269,034
 - Unit value              $      9.508  $         --  $         --  $            --  $            --  $        10.917
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                549,265            --            --               --               --        2,937,106
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--DB Policies:
 - Units in accumulation
   period                         7,186            --            --               --               --           57,171
 - Unit value              $     11.364  $         --  $         --  $            --  $            --  $        11.316
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                 81,663            --            --               --               --          646,920
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
NET ASSETS                 $    630,928  $    808,453  $    889,943  $       389,441  $     3,812,973  $     3,584,026
                           ============  ============  ============  ===============  ===============  ===============
-------------------------

                                            TEMPLETON
                           TEMPLETON        GROWTH
                           GROWTH           SECURITIES
                           SECURITIES       CLASS 2
                           SUBACCOUNT       SUBACCOUNT
-------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $            --  $            --
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)                   621,321          405,187
                           ---------------  ---------------
-------------------------
Total Investments                  621,321          405,187
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company               41               26
                           ---------------  ---------------
-------------------------
NET ASSETS                 $       621,280  $       405,161
                           ===============  ===============
-------------------------
Percent of net assets                 0.24%            0.15%
                           ===============  ===============
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                           49,170               --
 - Unit value              $        12.635  $            --
                           ---------------  ---------------
                                   621,280               --
                           ---------------  ---------------
VUL--CV Policies:
 - Units in accumulation
   period                               --           25,571
 - Unit value              $            --  $        12.275
                           ---------------  ---------------
                                        --          313,902
                           ---------------  ---------------
VUL--DB Policies:
 - Units in accumulation
   period                               --            7,120
 - Unit value              $            --  $        12.817
                           ---------------  ---------------
                                        --           91,259
                           ---------------  ---------------
-------------------------
NET ASSETS                 $       621,280  $       405,161
                           ===============  ===============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Operations
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                                  AIM V.I.        AIM V.I.                        AIM V.I.
                                                  CAPITAL         DIVERSIFIED     AIM V.I.        INTERNATIONAL   AIM V.I.
                                                  APPRECIATION    INCOME          GROWTH          EQUITY          VALUE
                                COMBINED          SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $         38,020  $         508   $       7,032   $        2,314  $          --   $      3,875
 - Dividends from net realized
   gains on investments                  119,630          9,006           2,243           43,375             --         34,275
 - Mortality and expense
   guarantees -- VUL I                   (12,114)          (528)           (244)            (893)            --           (797)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INVESTMENT INCOME (LOSS)             145,536          8,986           9,031           44,796             --         37,353
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            13,135            572            (231)           1,004             --          2,502
Net change in unrealized
   appreciation or
   depreciation on investments           502,853         44,531          (7,193)          70,745             --         69,059
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                           515,988         45,103          (7,424)          71,749             --         71,561
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $        661,524  $      54,089   $       1,607   $      116,545  $          --   $    108,914
                                ================  ==============  ==============  ==============  ==============  ============
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $        708,072  $       2,374   $      28,453   $       19,481  $         827   $     32,972
Dividends from net realized
   gains on investments                1,043,858         74,078              --          341,494          3,472        172,422
Mortality and expense
   guarantees:
    VUL I                               (270,610)       (14,995)         (2,683)         (21,104)            --        (29,392)
    LVUL                                 (82,320)            --              --           (9,893)          (195)       (10,866)
    VUL--DB                                 (311)            --              --              (18)            (2)           (23)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INVESTMENT INCOME (LOSS)           1,398,689         61,457          25,770          329,960          4,102        165,113
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           528,621         57,689          (1,348)          82,345            282         94,081
Net change in unrealized
   appreciation or
   depreciation on investments        11,833,812        894,541         (32,495)       1,409,677         33,598      1,487,488
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        12,362,433        952,230         (33,843)       1,492,022         33,880      1,581,569
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     13,761,122  $   1,013,687   $      (8,073)  $    1,821,982  $      37,982   $  1,746,682
                                ================  ==============  ==============  ==============  ==============  ============
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $      2,974,525  $          --   $      35,222   $        1,880  $       4,674   $     32,859
Dividends from net realized
   gains on investments                6,596,264        100,355              --          651,955        119,634      1,144,727
Mortality and expense
   guarantees:
    VUL I                               (461,363)       (32,194)         (4,088)         (41,157)            --        (52,192)
    VUL--CV                             (849,324)            --              --          (86,204)        (6,449)      (105,345)
    VUL--DB                             (139,635)            --              --           (8,721)        (1,958)       (13,805)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INVESTMENT INCOME (LOSS)           8,120,467         68,161          31,134          517,753        115,901      1,006,244
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           591,147        139,558          (6,608)          90,773         11,065         54,495
Net change in unrealized
   appreciation or
   depreciation on investments       (31,899,928)      (667,068)        (24,290)      (5,829,383)      (463,543)    (5,395,607)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (31,308,781)      (527,510)        (30,898)      (5,738,610)      (452,478)    (5,341,112)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $    (23,188,314) $    (459,349)  $         236   $   (5,220,857) $    (336,577)  $ (4,334,868)
                                ================  ==============  ==============  ==============  ==============  ============
------------------------------

                                AFIS
                                GROWTH
                                CLASS 2
                                SUBACCOUNT
------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $             --
 - Dividends from net realized
   gains on investments                       --
 - Mortality and expense
   guarantees -- VUL I                        --
                                ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)                  --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                                --
Net change in unrealized
   appreciation or
   depreciation on investments                --
                                ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                                --
                                ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $             --
                                ================
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $             --
Dividends from net realized
   gains on investments                    1,059
Mortality and expense
   guarantees:
    VUL I                                     --
    LVUL                                      --
    VUL--DB                                   (8)
                                ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)               1,051
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                                 2
Net change in unrealized
   appreciation or
   depreciation on investments               622
                                ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                               624
                                ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $          1,675
                                ================
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $             --
Dividends from net realized
   gains on investments                      457
Mortality and expense
   guarantees:
    VUL I                                     --
    VUL--CV                              (12,601)
    VUL--DB                               (4,327)
                                ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)             (16,471)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           (46,343)
Net change in unrealized
   appreciation or
   depreciation on investments          (394,729)
                                ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          (441,072)
                                ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       (457,543)
                                ================
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Operations (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                AFIS            AFIS            BARON           DEUTSCHE        DEUTSCHE          DEUTSCHE
                                GROWTH-         GLOBAL SMALL    CAPITAL         VIT             VIT               VIT
                                INCOME          CAPITALIZATION  ASSET           EAFE            EQUITY 500        SMALL CAP
                                CLASS 2         CLASS 2         12B1            EQUITY INDEX    INDEX             INDEX
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $         --    $         --    $          --   $          --   $          4,231  $         --
 - Dividends from net realized
   gains on investments                   --              --               --              --             27,082            --
 - Mortality and expense
   guarantees -- VUL I                    --              --               --              --             (2,531)           --
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)              --              --               --              --             28,782            --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            --              --               --              --              3,674            --
Net change in unrealized
   appreciation or
   depreciation on investments            --              --               --              --            111,040            --
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                            --              --               --              --            114,714            --
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $         --    $         --    $          --   $          --   $        143,496  $         --
                                ==============  ==============  ==============  ==============  ================  ==============
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $          5    $         --    $           1   $       9,596   $        125,411  $      4,719
Dividends from net realized
   gains on investments                  211             107               11          17,927             58,975        13,510
Mortality and expense
   guarantees:
    VUL I                                 --              --               --              --            (57,431)           --
    LVUL                                  --              --             (263)           (654)           (12,968)         (508)
    VUL--DB                               (2)             (2)              (2)             (3)               (13)           (2)
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)             214             105             (253)         26,866            113,974        17,719
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            (1)              6             (623)          2,214            121,178           614
Net change in unrealized
   appreciation or
   depreciation on investments          (100)            195           29,918          39,201          1,738,936        38,073
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          (101)            201           29,295          41,415          1,860,114        38,687
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $        113    $        306    $      29,042   $      68,281   $      1,974,088  $     56,406
                                ==============  ==============  ==============  ==============  ================  ==============
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $         28    $         26    $          --   $          --   $          7,722  $      2,149
Dividends from net realized
   gains on investments                  243             192            1,627          24,441              9,669         8,915
Mortality and expense
   guarantees:
    VUL I                                 --              --               --              --            (87,425)           --
    VUL--CV                           (3,313)         (1,466)          (4,693)         (8,349)          (107,100)       (8,986)
    VUL--DB                           (1,579)           (883)            (477)           (862)            (7,127)       (1,117)
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)          (4,621)         (2,131)          (3,543)         15,230           (184,261)          961
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                          (364)        (43,833)           6,090         (13,638)           226,998        19,708
Net change in unrealized
   appreciation or
   depreciation on investments        95,631         (91,714)         (31,003)       (213,470)        (2,918,630)      (83,719)
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        95,267        (135,547)         (24,913)       (227,108)        (2,691,632)      (64,011)
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     90,646    $   (137,678)   $     (28,456)  $    (211,878)  $     (2,875,893) $    (63,050)
                                ==============  ==============  ==============  ==============  ================  ==============
------------------------------


                                DGPF            DGPF
                                HIGH YIELD      DEVON
                                SUBACCOUNT      SUBACCOUNT
------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $          --   $           --
 - Dividends from net realized
   gains on investments                    --               --
 - Mortality and expense
   guarantees -- VUL I                     --               --
                                --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)               --               --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                             --               --
Net change in unrealized
   appreciation or
   depreciation on investments             --               --
                                --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                             --               --
                                --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $          --   $           --
                                ==============  ==============
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $       4,476   $           --
Dividends from net realized
   gains on investments                    --               --
Mortality and expense
   guarantees:
    VUL I                                  --               --
    LVUL                                 (308)             (57)
    VUL--DB                                (2)              (2)
                                --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)            4,166              (59)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           (227)             140
Net change in unrealized
   appreciation or
   depreciation on investments         (3,867)             812
                                --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                         (4,094)             952
                                --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $          72   $          893
                                ==============  ==============
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $       8,817   $        1,671
Dividends from net realized
   gains on investments                    --               --
Mortality and expense
   guarantees:
    VUL I                                  --               --
    VUL--CV                            (2,673)          (1,449)
    VUL--DB                              (399)              (9)
                                --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)            5,745              213
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                         (6,991)             236
Net change in unrealized
   appreciation or
   depreciation on investments        (76,502)         (30,803)
                                --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (83,493)         (30,567)
                                --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     (77,748)  $      (30,354)
                                ==============  ==============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Operations (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                                                                                  FIDELITY        FIDELITY
                                DGPF            DGPF                                              VIP             VIP
                                EMERGING        SMALL CAP         DGPF            DGPF            EQUITY-         GROWTH
                                MARKETS         VALUE             REIT            TREND           INCOME          SERVICE CLASS
                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $          --   $            --   $         --    $           --  $          --   $          --
 - Dividends from net realized
   gains on investments                    --                --             --                --             --              --
 - Mortality and expense
   guarantees -- VUL I                    (17)             (247)            --              (225)          (881)             --
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)              (17)             (247)            --              (225)          (881)             --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            (75)              946             --               593          1,374              --
Net change in unrealized
   appreciation or
   depreciation on investments           (512)           19,663             --            30,739         48,819              --
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                           (587)           20,609             --            31,332         50,193              --
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $        (604)  $        20,362   $         --    $       31,107  $      49,312   $          --
                                ==============  ================  ==============  ==============  ==============  ==============
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $         747   $         7,394   $         --    $           46  $      18,261   $          --
Dividends from net realized
   gains on investments                    --             3,033             --                --         40,365              --
Mortality and expense
   guarantees:
    VUL I                              (1,046)           (8,959)            --            (7,115)       (23,929)             --
    LVUL                                 (395)             (600)           (15)           (1,652)            --              --
    VUL--DB                                (6)               (2)            (2)               (5)            --              --
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)             (700)              866            (17)           (8,726)        34,697              --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            618           (14,536)           (19)           22,249          5,664              --
Net change in unrealized
   appreciation or
   depreciation on investments        106,630           (17,712)            47           899,442        (12,316)             --
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        107,248           (32,248)            28           921,691         (6,652)             --
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     106,548   $       (31,382)  $         11    $      912,965  $      28,045   $          --
                                ==============  ================  ==============  ==============  ==============  ==============
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $      11,946   $        33,143   $        990    $           --  $      74,690   $          --
Dividends from net realized
   gains on investments                    --            41,385             --           353,085        281,392              --
Mortality and expense
   guarantees:
    VUL I                              (2,314)          (13,692)            --           (21,899)       (37,371)             --
    VUL--CV                            (3,787)          (14,337)        (1,069)          (37,969)            --          (1,221)
    VUL--DB                              (782)           (2,147)          (123)           (4,792)            --            (788)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)            5,063            44,352           (202)          288,425        318,711          (2,009)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                         17,360            24,242          4,794           147,718        (29,769)         (2,186)
Net change in unrealized
   appreciation or
   depreciation on investments       (259,199)          721,013         38,476        (2,279,088)        94,901        (118,457)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (241,839)          745,255         43,270        (2,131,370)        65,132        (120,643)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $    (236,776)  $       789,607   $     43,068    $   (1,842,945) $     383,843   $    (122,652)
                                ==============  ================  ==============  ==============  ==============  ==============
------------------------------

                                FIDELITY
                                VIP             FIDELITY VIP II
                                HIGH INCOME     ASSET
                                SERVICE CLASS   MANAGER
                                SUBACCOUNT      SUBACCOUNT
------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $         --    $             --
 - Dividends from net realized
   gains on investments                   --                  --
 - Mortality and expense
   guarantees -- VUL I                    --                 (73)
                                --------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)              --                 (73)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            --                 362
Net change in unrealized
   appreciation or
   depreciation on investments            --               4,003
                                --------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                            --               4,365
                                --------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $         --    $          4,292
                                ==============  ================
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $         --    $          4,204
Dividends from net realized
   gains on investments                   --               5,324
Mortality and expense
   guarantees:
    VUL I                                 --              (3,903)
    LVUL                                  --                  --
    VUL--DB                               --                  --
                                --------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)              --               5,625
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            --               1,235
Net change in unrealized
   appreciation or
   depreciation on investments            --              55,916
                                --------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                            --              57,151
                                --------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $         --    $         62,776
                                ==============  ================
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $         --    $         27,005
Dividends from net realized
   gains on investments                   --              63,622
Mortality and expense
   guarantees:
    VUL I                                 --              (7,387)
    VUL--CV                             (521)                 --
    VUL--DB                             (381)                 --
                                --------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)            (902)             83,240
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                        (3,001)             (1,945)
Net change in unrealized
   appreciation or
   depreciation on investments       (53,551)           (126,313)
                                --------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (56,552)           (128,258)
                                --------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $    (57,454)   $        (45,018)
                                ==============  ================
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Operations (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                                                  FIDELITY VIP III                  JANUS ASPEN
                                FIDELITY VIP II  FIDELITY VIP II  GROWTH            JANUS ASPEN     SERIES
                                CONTRAFUND       INVESTMENT       OPPORTUNITIES     SERIES          WORLDWIDE
                                SERVICE CLASS    GRADE BOND       SERVICE CLASS     BALANCED        GROWTH
                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $           --   $           --    $           --   $           --  $             --
 - Dividends from net realized
   gains on investments                     --               --                --               --                --
 - Mortality and expense
   guarantees -- VUL I                      --             (461)               --               --                --
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)                --             (461)               --               --                --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                              --               72                --               --                --
Net change in unrealized
   appreciation or
   depreciation on investments              --            5,094                --               --                --
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                              --            5,166                --               --                --
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $           --   $        4,705    $           --   $           --  $             --
                                ==============   ==============    ==============   ==============  ================
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $           --   $       21,279    $           --   $       31,010  $              3
Dividends from net realized
   gains on investments                     --            6,676                --               --                --
Mortality and expense
   guarantees:
    VUL I                                   --          (11,282)               --               --                --
    LVUL                                (3,052)              --            (1,669)          (3,457)           (4,060)
    VUL--DB                                 (8)              --                (2)             (11)              (14)
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)            (3,060)          16,673            (1,671)          27,542            (4,071)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           8,471           (6,618)           (2,551)          15,984            13,553
Net change in unrealized
   appreciation or
   depreciation on investments         213,827          (28,284)           35,718          187,623           718,343
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                         222,298          (34,902)           33,167          203,607           731,896
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $      219,238   $      (18,229)   $       31,496   $      231,149  $        727,825
                                ==============   ==============    ==============   ==============  ================
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $        9,657   $      159,906    $       21,943   $      459,719  $        238,770
Dividends from net realized
   gains on investments                350,540               --           115,401          414,591           742,723
Mortality and expense
   guarantees:
    VUL I                                   --          (20,088)               --               --                --
    VUL--CV                            (35,895)              --           (18,599)         (45,980)          (72,583)
    VUL--DB                             (5,069)              --            (1,485)         (13,633)          (15,593)
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)           319,233          139,818           117,260          814,697           893,317
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                         (26,825)         (20,058)          (44,534)         (37,050)          (35,065)
Net change in unrealized
   appreciation or
   depreciation on investments        (817,993)         133,439          (648,551)      (1,161,208)       (4,001,340)
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (844,818)         113,381          (693,085)      (1,198,258)       (4,036,405)
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     (525,585)  $      253,199    $     (575,825)  $     (383,561) $     (3,143,088)
                                ==============   ==============    ==============   ==============  ================
------------------------------

                                JANUS ASPEN
                                SERIES GLOBAL                   LN
                                TECHNOLOGY      LN              CAPITAL
                                SERVICE CLASS   BOND            APPRECIATION
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $          --   $          --   $           --
 - Dividends from net realized
   gains on investments                    --              --               --
 - Mortality and expense
   guarantees -- VUL I                     --              --               --
                                --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)               --              --               --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                             --              --               --
Net change in unrealized
   appreciation or
   depreciation on investments             --              --               --
                                --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                             --              --               --
                                --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $          --   $          --   $           --
                                ==============  ==============  ==============
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $          --   $      21,511   $           --
Dividends from net realized
   gains on investments                    --              --               --
Mortality and expense
   guarantees:
    VUL I                                  --              --               --
    LVUL                                   --          (1,523)          (2,227)
    VUL--DB                                --              (3)             (13)
                                --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)               --          19,985           (2,240)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                             --            (144)          24,904
Net change in unrealized
   appreciation or
   depreciation on investments             --         (45,375)         209,924
                                --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                             --         (45,519)         234,828
                                --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $          --   $     (25,534)  $      232,588
                                ==============  ==============  ==============
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $       4,754   $     494,240   $           --
Dividends from net realized
   gains on investments                    --              --          216,474
Mortality and expense
   guarantees:
    VUL I                                  --              --               --
    VUL--CV                              (862)        (41,650)         (34,731)
    VUL--DB                              (305)         (3,278)          (4,498)
                                --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)            3,587         449,312          177,245
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                         (6,470)         12,040           (3,150)
Net change in unrealized
   appreciation or
   depreciation on investments       (161,220)        182,850       (1,422,694)
                                --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (167,690)        194,890       (1,425,844)
                                --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $    (164,103)  $     644,202   $   (1,248,599)
                                ==============  ==============  ==============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Operations (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                LN              LN                LN              LN              MFS             MFS
                                EQUITY-         GLOBAL ASSET      MONEY           SOCIAL          EMERGING        TOTAL
                                INCOME          ALLOCATION        MARKET          AWARENESS       GROWTH          RETURN
                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $          --   $            --   $      19,001   $          --   $           --  $          --
 - Dividends from net realized
   gains on investments                    --                --              --              --               --             --
 - Mortality and expense
   guarantees -- VUL I                     --                --          (3,216)             --             (252)          (451)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)               --                --          15,785              --             (252)          (451)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                             --                --              --              --              592            599
Net change in unrealized
   appreciation or
   depreciation on investments             --                --              --              --           41,059         18,520
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                             --                --              --              --           41,651         19,119
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $          --   $            --   $      15,785   $          --   $       41,399  $      18,668
                                ==============  ================  ==============  ==============  ==============  ==============
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $         297   $           374   $     293,414   $       1,906   $           --  $      23,209
Dividends from net realized
   gains on investments                    --                --              --              --               --         43,039
Mortality and expense
   guarantees:
    VUL I                                  --                --         (34,391)             --          (10,782)       (11,122)
    LVUL                                 (153)             (133)        (13,538)         (1,071)          (8,916)        (1,110)
    VUL--DB                                (2)               (2)           (135)             (2)             (10)            (9)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)              142               239         245,350             833          (19,708)        54,007
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            519                12              --           2,621           61,460          1,031
Net change in unrealized
   appreciation or
   depreciation on investments          7,477             6,950              --          41,921        2,881,313        (24,617)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          7,996             6,962              --          44,542        2,942,773        (23,586)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       8,138   $         7,201   $     245,350   $      45,375   $    2,923,065  $      30,421
                                ==============  ================  ==============  ==============  ==============  ==============
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $       5,315   $            --   $     931,333   $       6,836   $           --  $     118,257
Dividends from net realized
   gains on investments               139,852            18,793              --          70,948          623,582         22,034
Mortality and expense
   guarantees:
    VUL I                                  --                --         (32,998)             --          (31,628)       (15,806)
    VUL--CV                            (3,424)           (1,575)        (59,897)         (6,368)         (59,376)        (7,707)
    VUL--DB                              (556)             (119)        (29,772)           (193)          (6,897)        (1,237)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)          141,187            17,099         808,666          71,223          525,681        115,541
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                        (15,177)          (10,778)             --             916          187,264          7,017
Net change in unrealized
   appreciation or
   depreciation on investments        (54,510)          (21,545)             --        (157,135)      (4,111,546)       375,459
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (69,687)          (32,323)             --        (156,219)      (3,924,282)       382,476
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $      71,500   $       (15,224)  $     808,666   $     (84,996)  $   (3,398,601) $     498,017
                                ==============  ================  ==============  ==============  ==============  ==============
------------------------------

                                                  NB AMT
                                MFS               MID-CAP
                                UTILITIES         GROWTH
                                SUBACCOUNT        SUBACCOUNT
------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $            --   $           --
 - Dividends from net realized
   gains on investments                      --               --
 - Mortality and expense
   guarantees -- VUL I                     (319)              --
                                ----------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)               (319)              --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                              600               --
Net change in unrealized
   appreciation or
   depreciation on investments           15,337               --
                                ----------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                           15,937               --
                                ----------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $        15,618   $           --
                                ================  ==============
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $         7,124   $           --
Dividends from net realized
   gains on investments                  35,818               --
Mortality and expense
   guarantees:
    VUL I                                (6,403)              --
    LVUL                                   (853)            (774)
    VUL--DB                                  (3)              (2)
                                ----------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)             35,683             (776)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           20,214            7,203
Net change in unrealized
   appreciation or
   depreciation on investments          281,617          159,991
                                ----------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          301,831          167,194
                                ----------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       337,514   $      166,418
                                ================  ==============
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $       144,644   $           --
Dividends from net realized
   gains on investments                  62,373              605
Mortality and expense
   guarantees:
    VUL I                               (13,236)              --
    VUL--CV                             (10,712)         (21,630)
    VUL--DB                              (2,077)          (2,775)
                                ----------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)            180,992          (23,800)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           82,844           26,333
Net change in unrealized
   appreciation or
   depreciation on investments         (105,137)        (899,317)
                                ----------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          (22,293)        (872,984)
                                ----------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       158,699   $     (896,784)
                                ================  ==============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Operations (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                                                                                                  TEMPLETON
                                                OCC             OCC             TEMPLETON         TEMPLETON       INTERNATIONAL
                                NB AMT          ACCUMULATION    ACCUMULATION    ASSET             INTERNATIONAL   SECURITIES
                                PARTNERS        GLOBAL EQUITY   MANAGED         STRATEGY          SECURITIES      CLASS 2
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $          --   $     1,059     $        --     $            --   $          --   $          --
 - Dividends from net realized
   gains on investments                    --         3,647               2                  --              --              --
 - Mortality and expense
   guarantees -- VUL I                     --          (104)           (140)                (45)           (582)             --
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)               --         4,602            (138)                (45)           (582)             --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                             --           660              85                 234            (357)             --
Net change in unrealized
   appreciation or
   depreciation on investments             --         1,012           4,808               2,272          21,136              --
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                             --         1,672           4,893               2,506          20,779              --
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $          --   $     6,274     $     4,755     $         2,461   $      20,197   $          --
                                ==============  ==============  ==============  ================  ==============  ==============
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $          --   $     7,695     $     3,979     $         1,857   $      32,375   $          --
Dividends from net realized
   gains on investments                    --        80,398           8,929              10,335         112,459              --
Mortality and expense
   guarantees:
    VUL I                                  --        (2,314)         (4,000)             (1,295)        (16,129)             --
    LVUL                                 (436)           --              --                  --              --            (906)
    VUL--DB                                (2)           --              --                  --              --               3
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)             (438)       85,779           8,908              10,897         128,705            (903)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                         (2,057)        5,559             851                  48           6,081             (86)
Net change in unrealized
   appreciation or
   depreciation on investments          4,883       (20,051)         (1,286)             23,978         348,831          86,846
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          2,826       (14,492)           (435)             24,026         354,912          86,760
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       2,388   $    71,287     $     8,473     $        34,923   $     483,617   $      85,857
                                ==============  ==============  ==============  ================  ==============  ==============
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $       1,887   $     6,950     $    11,432     $         7,768   $      64,609   $      35,897
Dividends from net realized
   gains on investments                40,116        79,742          63,838              53,229         385,338         238,489
Mortality and expense
   guarantees:
    VUL I                                  --        (5,660)         (6,506)             (2,915)        (28,127)             --
    VUL--CV                            (2,683)           --              --                  --              --         (16,576)
    VUL--DB                              (440)           --              --                  --              --            (932)
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)           38,880        81,032          68,764              58,082         421,820         256,878
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                        (11,776)       (8,348)        (14,743)             (3,291)         (3,685)        (22,074)
Net change in unrealized
   appreciation or
   depreciation on investments        (21,844)      (39,703)         16,939             (55,632)       (506,147)       (265,839)
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (33,620)      (48,051)          2,196             (58,923)       (509,832)       (287,913)
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       5,260   $    32,981     $    70,960     $          (841)  $     (88,012)  $     (31,035)
                                ==============  ==============  ==============  ================  ==============  ==============
------------------------------

                                                TEMPLETON
                                TEMPLETON       GROWTH
                                GROWTH          SECURITIES
                                SECURITIES      CLASS 2
                                SUBACCOUNT      SUBACCOUNT
------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $          --   $           --
 - Dividends from net realized
   gains on investments                    --               --
 - Mortality and expense
   guarantees -- VUL I                   (108)              --
                                --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)             (108)              --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            (71)              --
Net change in unrealized
   appreciation or
   depreciation on investments          2,721               --
                                --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          2,650               --
                                --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       2,542   $           --
                                ==============  ==============
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $       3,072   $           --
Dividends from net realized
   gains on investments                14,216               --
Mortality and expense
   guarantees:
    VUL I                              (2,335)              --
    LVUL                                   --              (68)
    VUL--DB                                --               (2)
                                --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)           14,953              (70)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           (193)             196
Net change in unrealized
   appreciation or
   depreciation on investments         69,824            5,753
                                --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                         69,631            5,949
                                --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $      84,584   $        5,879
                                ==============  ==============
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $       6,163   $        1,623
Dividends from net realized
   gains on investments               116,468           39,429
Mortality and expense
   guarantees:
    VUL I                              (4,680)              --
    VUL--CV                                --           (1,544)
    VUL--DB                                --             (499)
                                --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)          117,951           39,009
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                        (44,051)          (6,551)
Net change in unrealized
   appreciation or
   depreciation on investments        (38,525)         (11,681)
                                --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (82,576)         (18,232)
                                --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $      35,375   $       20,777
                                ==============  ==============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Changes in Net Assets
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                                AIM V.I.          AIM V.I.                            AIM V.I.
                                                CAPITAL           DIVERSIFIED       AIM V.I.          INTERNATIONAL
                                                APPRECIATION      INCOME            GROWTH            EQUITY
                                COMBINED        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
Changes From Operations:
 - Net investment income
   (loss)                       $      145,536  $         8,986   $         9,031   $         44,796  $            --
 - Net realized gain (loss) on
   investments                          13,135              572              (231)             1,004               --
 - Net change in unrealized
   appreciation or
   depreciation on investments         502,853           44,531            (7,193)            70,745               --
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS           661,524           54,089             1,607            116,545               --
------------------------------
Change From Unit Transactions:
 - Participant purchases            20,516,015          440,198           220,792            871,193               --
 - Participant withdrawals          (6,789,814)         (27,149)          (42,127)           (56,295)              --
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                13,726,201          413,049           178,665            814,898               --
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
TOTAL INCREASE IN NET ASSETS        14,387,725          467,138           180,272            931,443               --
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                             14,387,725          467,138           180,272            931,443               --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                            1,398,689           61,457            25,770            329,960            4,102
 - Net realized gain (loss) on
   investments                         528,621           57,689            (1,348)            82,345              282
 - Net change in unrealized
   appreciation or
   depreciation on investments      11,833,812          894,541           (32,495)         1,409,677           33,598
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS        13,761,122        1,013,687            (8,073)         1,821,982           37,982
------------------------------
Change From Unit Transactions:
 - Participant purchases           139,928,307        2,409,008           354,673          9,187,445          178,708
 - Participant withdrawals         (48,553,197)        (324,017)          (66,027)          (901,664)          (7,977)
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                91,375,110        2,084,991           288,646          8,285,781          170,731
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
TOTAL INCREASE IN NET ASSETS       105,136,232        3,098,678           280,573         10,107,763          208,713
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                            119,523,957        3,565,816           460,845         11,039,206          208,713
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                            8,120,467           68,161            31,134            517,753          115,901
 - Net realized gain (loss) on
   investments                         591,147          139,558            (6,608)            90,773           11,065
 - Net change in unrealized
   appreciation or
   depreciation on investments     (31,899,928)        (667,068)          (24,290)        (5,829,383)        (463,543)
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS       (23,188,314)        (459,349)              236         (5,220,857)        (336,577)
------------------------------
Change From Unit Transactions:
 - Participant purchases           277,808,659          917,422           163,106         18,154,950        2,411,185
 - Participant withdrawals        (111,675,004)        (418,043)          (69,305)        (2,793,693)        (283,383)
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS               166,133,655          499,379            93,801         15,361,257        2,127,802
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
TOTAL INCREASE IN NET ASSETS       142,945,341           40,030            94,037         10,140,400        1,791,225
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  262,469,298  $     3,605,846   $       554,882   $     21,179,606  $     1,999,938
                                ==============  ================  ================  ================  ================
------------------------------

                                                  AFIS
                                AIM V.I.          GROWTH
                                VALUE             CLASS 2
                                SUBACCOUNT        SUBACCOUNT
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                       $         37,353  $         --
 - Net realized gain (loss) on
   investments                             2,502            --
 - Net change in unrealized
   appreciation or
   depreciation on investments            69,059            --
                                ----------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS             108,914            --
------------------------------
Change From Unit Transactions:
 - Participant purchases               1,007,254            --
 - Participant withdrawals               (61,324)           --
                                ----------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                     945,930            --
                                ----------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS           1,054,844            --
                                ----------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                                1,054,844            --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                                165,113         1,051
 - Net realized gain (loss) on
   investments                            94,081             2
 - Net change in unrealized
   appreciation or
   depreciation on investments         1,487,488           622
                                ----------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS           1,746,682         1,675
------------------------------
Change From Unit Transactions:
 - Participant purchases              12,407,218        49,345
 - Participant withdrawals            (1,112,168)       (2,701)
                                ----------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                  11,295,050        46,644
                                ----------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS          13,041,732        48,319
                                ----------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                               14,096,576        48,319
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                              1,006,244       (16,471)
 - Net realized gain (loss) on
   investments                            54,495       (46,343)
 - Net change in unrealized
   appreciation or
   depreciation on investments        (5,395,607)     (394,729)
                                ----------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          (4,334,868)     (457,543)
------------------------------
Change From Unit Transactions:
 - Participant purchases              21,570,568     8,032,918
 - Participant withdrawals            (3,671,947)     (398,473)
                                ----------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                  17,898,621     7,634,445
                                ----------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS          13,563,753     7,176,902
                                ----------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $     27,660,329  $  7,225,221
                                ================  ============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Changes in Net Assets (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                AFIS          AFIS            BARON             DEUTSCHE        DEUTSCHE        DEUTSCHE
                                GROWTH-       GLOBAL SMALL    CAPITAL           VIT             VIT             VIT
                                INCOME        CAPITALIZATION  ASSET             EAFE            EQUITY 500      SMALL CAP
                                CLASS 2       CLASS 2         12B1              EQUITY INDEX    INDEX           INDEX
                                SUBACCOUNT    SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Changes From Operations:
 - Net investment income
   (loss)                       $         --   $         --   $            --   $          --   $       28,782  $         --
 - Net realized gain (loss) on
   investments                            --             --                --              --            3,674            --
 - Net change in unrealized
   appreciation or
   depreciation on investments            --             --                --              --          111,040            --
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS              --             --                --              --          143,496            --
------------------------------
Change From Unit Transactions:
 - Participant purchases                  --             --                --              --        2,738,345            --
 - Participant withdrawals                --             --                --              --          (53,631)           --
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                      --             --                --              --        2,684,714            --
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS              --             --                --              --        2,828,210            --
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                                   --             --                --              --        2,828,210            --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                                214            105              (253)         26,866          113,974        17,719
 - Net realized gain (loss) on
   investments                            (1)             6              (623)          2,214          121,178           614
 - Net change in unrealized
   appreciation or
   depreciation on investments          (100)           195            29,918          39,201        1,738,936        38,073
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS             113            306            29,042          68,281        1,974,088        56,406
------------------------------
Change From Unit Transactions:
 - Participant purchases               1,320            991           295,372         582,674       16,329,550       459,957
 - Participant withdrawals              (138)          (109)          (25,121)        (37,848)      (1,021,337)      (16,234)
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                   1,182            882           270,251         544,826       15,308,213       443,723
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS           1,295          1,188           299,293         613,107       17,282,301       500,129
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                1,295          1,188           299,293         613,107       20,110,511       500,129
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                             (4,621)        (2,131)           (3,543)         15,230         (184,261)          961
 - Net realized gain (loss) on
   investments                          (364)       (43,833)            6,090         (13,638)         226,998        19,708
 - Net change in unrealized
   appreciation or
   depreciation on investments        95,631        (91,714)          (31,003)       (213,470)      (2,918,630)      (83,719)
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          90,646       (137,678)          (28,456)       (211,878)      (2,875,893)      (63,050)
------------------------------
Change From Unit Transactions:
 - Participant purchases           2,417,815        986,946           877,721       1,307,404       17,606,419     1,949,957
 - Participant withdrawals           (80,546)       (79,260)         (156,477)       (236,103)      (4,001,013)     (234,881)
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS               2,337,269        907,686           721,244       1,071,301       13,605,406     1,715,076
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS       2,427,915        770,008           692,788         859,423       10,729,513     1,652,026
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  2,429,210   $    771,196   $       992,081   $   1,472,530   $   30,840,024  $  2,152,155
                                ============   ============   ================  ==============  ==============  ============
------------------------------


                                DGPF        DGPF
                                HIGH YIELD  DEVON
                                SUBACCOUNT  SUBACCOUNT
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                        $     --   $         --
 - Net realized gain (loss) on
   investments                         --             --
 - Net change in unrealized
   appreciation or
   depreciation on investments         --             --
                                 --------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS           --             --
------------------------------
Change From Unit Transactions:
 - Participant purchases               --             --
 - Participant withdrawals             --             --
                                 --------   ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                   --             --
                                 --------   ------------
------------------------------
TOTAL INCREASE IN NET ASSETS           --             --
                                 --------   ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                                --             --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                           4,166            (59)
 - Net realized gain (loss) on
   investments                       (227)           140
 - Net change in unrealized
   appreciation or
   depreciation on investments     (3,867)           812
                                 --------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS           72            893
------------------------------
Change From Unit Transactions:
 - Participant purchases          202,822         70,663
 - Participant withdrawals        (11,012)        (2,381)
                                 --------   ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS              191,810         68,282
                                 --------   ------------
------------------------------
TOTAL INCREASE IN NET ASSETS      191,882         69,175
                                 --------   ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                           191,882         69,175
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                           5,745            213
 - Net realized gain (loss) on
   investments                     (6,991)           236
 - Net change in unrealized
   appreciation or
   depreciation on investments    (76,502)       (30,803)
                                 --------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS      (77,748)       (30,354)
------------------------------
Change From Unit Transactions:
 - Participant purchases          612,113        282,992
 - Participant withdrawals        (98,100)       (21,072)
                                 --------   ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS              514,013        261,920
                                 --------   ------------
------------------------------
TOTAL INCREASE IN NET ASSETS      436,265        231,566
                                 --------   ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                          $628,147   $    300,741
                                 ========   ============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Changes in Net Assets (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                                                                        FIDELITY        FIDELITY
                                DGPF          DGPF                                      VIP             VIP
                                EMERGING      SMALL CAP     DGPF          DGPF          EQUITY-         GROWTH
                                MARKETS       VALUE         REIT          TREND         INCOME          SERVICE CLASS
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
Changes From Operations:
 - Net investment income
   (loss)                       $      (17)   $       (247) $        --   $       (225) $         (881) $         --
 - Net realized gain (loss) on
   investments                         (75)            946           --            593           1,374            --
 - Net change in unrealized
   appreciation or
   depreciation on investments        (512)         19,663           --         30,739          48,819            --
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          (604)         20,362           --         31,107          49,312            --
------------------------------
Change From Unit Transactions:
 - Participant purchases            15,958         278,003           --        316,822         874,010            --
 - Participant withdrawals          (1,610)        (18,198)          --        (10,588)        (59,221)           --
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                14,348         259,805           --        306,234         814,789            --
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS        13,744         280,167           --        337,341         864,101            --
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                             13,744         280,167           --        337,341         864,101            --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                             (700)            866          (17)        (8,726)         34,697            --
 - Net realized gain (loss) on
   investments                         618         (14,536)         (19)        22,249           5,664            --
 - Net change in unrealized
   appreciation or
   depreciation on investments     106,630         (17,712)          47        899,442         (12,316)           --
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS       106,548         (31,382)          11        912,965          28,045            --
------------------------------
Change From Unit Transactions:
 - Participant purchases           667,277       2,370,132        9,578      2,605,257       4,049,302            --
 - Participant withdrawals         (44,689)       (266,984)        (739)      (202,326)       (426,450)           --
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS               622,588       2,103,148        8,839      2,402,931       3,622,852            --
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS       729,136       2,071,766        8,850      3,315,896       3,650,897            --
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                            742,880       2,351,933        8,850      3,653,237       4,514,998            --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                            5,063          44,352         (202)       288,425         318,711        (2,009)
 - Net realized gain (loss) on
   investments                      17,360          24,242        4,794        147,718         (29,769)       (2,186)
 - Net change in unrealized
   appreciation or
   depreciation on investments    (259,199)        721,013       38,476     (2,279,088)         94,901      (118,457)
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS      (236,776)        789,607       43,068     (1,842,945)        383,843      (122,652)
------------------------------
Change From Unit Transactions:
 - Participant purchases           790,339       3,359,553      449,489     10,785,443       1,028,971     1,308,553
 - Participant withdrawals        (159,262)     (1,017,048)     (61,780)    (1,274,208)       (746,528)      (56,809)
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS               631,077       2,342,505      387,709      9,511,235         282,443     1,251,744
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS       394,301       3,132,112      430,777      7,668,290         666,286     1,129,092
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $1,137,181    $  5,484,045  $   439,627   $ 11,321,527  $    5,181,284  $  1,129,092
                                ==========    ============  ============  ============  ==============  ============
------------------------------

                                FIDELITY
                                VIP            FIDELITY
                                HIGH           VIP II
                                INCOME         ASSET
                                SERVICE CLASS  MANAGER
                                SUBACCOUNT     SUBACCOUNT
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                       $         --   $          (73)
 - Net realized gain (loss) on
   investments                            --              362
 - Net change in unrealized
   appreciation or
   depreciation on investments            --            4,003
                                ------------   --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS              --            4,292
------------------------------
Change From Unit Transactions:
 - Participant purchases                  --           86,282
 - Participant withdrawals                --           (9,144)
                                ------------   --------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                      --           77,138
                                ------------   --------------
------------------------------
TOTAL INCREASE IN NET ASSETS              --           81,430
                                ------------   --------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                                   --           81,430
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                                 --            5,625
 - Net realized gain (loss) on
   investments                            --            1,235
 - Net change in unrealized
   appreciation or
   depreciation on investments            --           55,916
                                ------------   --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS              --           62,776
------------------------------
Change From Unit Transactions:
 - Participant purchases                  --          844,190
 - Participant withdrawals                --          (90,989)
                                ------------   --------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                      --          753,201
                                ------------   --------------
------------------------------
TOTAL INCREASE IN NET ASSETS              --          815,977
                                ------------   --------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                   --          897,407
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                               (902)          83,240
 - Net realized gain (loss) on
   investments                        (3,001)          (1,945)
 - Net change in unrealized
   appreciation or
   depreciation on investments       (53,551)        (126,313)
                                ------------   --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         (57,454)         (45,018)
------------------------------
Change From Unit Transactions:
 - Participant purchases             552,760          211,893
 - Participant withdrawals           (32,376)        (156,999)
                                ------------   --------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                 520,384           54,894
                                ------------   --------------
------------------------------
TOTAL INCREASE IN NET ASSETS         462,930            9,876
                                ------------   --------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $    462,930   $      907,283
                                ============   ==============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Changes in Net Assets (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                                               FIDELITY                       JANUS        JANUS
                                  FIDELITY       FIDELITY      VIP III        JANUS           ASPEN        ASPEN
                                  VIP II         VIP II        GROWTH         ASPEN           SERIES       SERIES GLOBAL
                                  CONTRAFUND     INVESTMENT    OPPORTUNITIES  SERIES          WORLDWIDE    TECHNOLOGY
                                  SERVICE CLASS  GRADE BOND    SERVICE CLASS  BALANCED        GROWTH       SERVICE CLASS
                                  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
Changes From Operations:
 - Net investment income
   (loss)                         $         --   $       (461) $         --   $           --  $         -- $         --
 - Net realized gain (loss) on
   investments                              --             72            --               --            --           --
 - Net change in unrealized
   appreciation or
   depreciation on investments              --          5,094            --               --            --           --
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS                --          4,705            --               --            --           --
------------------------------
Change From Unit Transactions:
 - Participant purchases                    --        474,803            --               --            --           --
 - Participant withdrawals                  --        (30,157)           --               --            --           --
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                        --        444,646            --               --            --           --
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
TOTAL INCREASE IN NET ASSETS                --        449,351            --               --            --           --
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                                     --        449,351            --               --            --           --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                               (3,060)        16,673        (1,671)          27,542        (4,071)           --
 - Net realized gain (loss) on
   investments                           8,471         (6,618)       (2,551)          15,984        13,553           --
 - Net change in unrealized
   appreciation or
   depreciation on investments         213,827        (28,284)       35,718          187,623       718,343           --
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS           219,238        (18,229)       31,496          231,149       727,825           --
------------------------------
Change From Unit Transactions:
 - Participant purchases             2,269,529      2,084,025     1,526,114        2,965,963     3,562,159           --
 - Participant withdrawals            (117,183)      (202,400)      (72,548)        (187,384)     (197,988)           --
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                 2,152,346      1,881,625     1,453,566        2,778,579     3,364,171           --
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
TOTAL INCREASE IN NET ASSETS         2,371,584      1,863,396     1,485,062        3,009,728     4,091,996           --
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                              2,371,584      2,312,747     1,485,062        3,009,728     4,091,996           --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                              319,233        139,818       117,260          814,697       893,317        3,587
 - Net realized gain (loss) on
   investments                         (26,825)       (20,058)      (44,534)         (37,050)      (35,065)       (6,470)
 - Net change in unrealized
   appreciation or
   depreciation on investments        (817,993)       133,439      (648,551)      (1,161,208)   (4,001,340)     (161,220)
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          (525,585)       253,199      (575,825)        (383,561)   (3,143,088)     (164,103)
------------------------------
Change From Unit Transactions:
 - Participant purchases             7,534,722        675,215     3,373,942       10,996,038    18,696,745    1,055,154
 - Participant withdrawals          (1,165,451)      (452,412)     (540,201)      (1,457,086)   (2,068,734)      (69,743)
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                 6,369,271        222,803     2,833,741        9,538,952    16,628,011      985,411
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
TOTAL INCREASE IN NET ASSETS         5,843,686        476,002     2,257,916        9,155,391    13,484,923      821,308
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                           $  8,215,270   $  2,788,749  $  3,742,978   $   12,165,119  $ 17,576,919 $    821,308
                                  ============   ============  ============   ==============  ============ ============
------------------------------


                                              LN
                                LN            CAPITAL
                                BOND          APPRECIATION
                                SUBACCOUNT    SUBACCOUNT
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                       $         --  $         --
 - Net realized gain (loss) on
   investments                            --            --
 - Net change in unrealized
   appreciation or
   depreciation on investments            --            --
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS              --            --
------------------------------
Change From Unit Transactions:
 - Participant purchases                  --            --
 - Participant withdrawals                --            --
                                ------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                      --            --
                                ------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS              --            --
                                ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                                   --            --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                             19,985        (2,240)
 - Net realized gain (loss) on
   investments                          (144)       24,904
 - Net change in unrealized
   appreciation or
   depreciation on investments       (45,375)      209,924
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         (25,534)      232,588
------------------------------
Change From Unit Transactions:
 - Participant purchases           2,337,796     2,171,761
 - Participant withdrawals           (61,866)      (96,690)
                                ------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS               2,275,930     2,075,071
                                ------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS       2,250,396     2,307,659
                                ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                            2,250,396     2,307,659
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                            449,312       177,245
 - Net realized gain (loss) on
   investments                        12,040        (3,150)
 - Net change in unrealized
   appreciation or
   depreciation on investments       182,850    (1,422,694)
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         644,202    (1,248,599)
------------------------------
Change From Unit Transactions:
 - Participant purchases           8,189,642     6,070,820
 - Participant withdrawals        (1,311,285)     (817,761)
                                ------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS               6,878,357     5,253,059
                                ------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS       7,522,559     4,004,460
                                ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  9,772,955  $  6,312,119
                                ============  ============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Changes in Net Assets (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                              LN
                                LN            GLOBAL            LN            LN            MFS           MFS
                                EQUITY-       ASSET             MONEY         SOCIAL        EMERGING      TOTAL
                                INCOME        ALLOCATION        MARKET        AWARENESS     GROWTH        RETURN
                                SUBACCOUNT    SUBACCOUNT        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
Changes From Operations:
 - Net investment income
   (loss)                       $        --   $          --     $     15,785  $        --   $       (252) $         (451)
 - Net realized gain (loss) on
   investments                           --              --               --           --            592             599
 - Net change in unrealized
   appreciation or
   depreciation on investments           --              --               --           --         41,059          18,520
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS             --              --           15,785           --         41,399          18,668
------------------------------
Change From Unit Transactions:
 - Participant purchases                 --              --       10,886,091           --        308,188         608,312
 - Participant withdrawals               --              --       (6,303,498)          --        (18,804)        (24,996)
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                     --              --        4,582,593           --        289,384         583,316
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
TOTAL INCREASE IN NET ASSETS             --              --        4,598,378           --        330,783         601,984
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                                  --              --        4,598,378           --        330,783         601,984
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                               142             239          245,350          833        (19,708)         54,007
 - Net realized gain (loss) on
   investments                          519              12               --        2,621         61,460           1,031
 - Net change in unrealized
   appreciation or
   depreciation on investments        7,477           6,950               --       41,921      2,881,313         (24,617)
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          8,138           7,201          245,350       45,375      2,923,065          30,421
------------------------------
Change From Unit Transactions:
 - Participant purchases            214,187         117,417       52,799,689      556,555      6,133,471       2,244,107
 - Participant withdrawals           (7,825)         (5,118)     (41,249,576)     (23,513)      (454,888)       (255,790)
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                206,362         112,299       11,550,113      533,042      5,678,583       1,988,317
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
TOTAL INCREASE IN NET ASSETS        214,500         119,500       11,795,463      578,417      8,601,648       2,018,738
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                             214,500         119,500       16,393,841      578,417      8,932,431       2,620,722
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                           141,187          17,099          808,666       71,223        525,681         115,541
 - Net realized gain (loss) on
   investments                      (15,177)        (10,778)              --          916        187,264           7,017
 - Net change in unrealized
   appreciation or
   depreciation on investments      (54,510)        (21,545)              --     (157,135)    (4,111,546)        375,459
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         71,500         (15,224)         808,666      (84,996)    (3,398,601)        498,017
------------------------------
Change From Unit Transactions:
 - Participant purchases            684,572         205,557       94,595,290      601,580     11,979,290       2,215,944
 - Participant withdrawals         (116,732)       (105,657)     (82,477,276)    (101,961)    (1,714,857)       (762,189)
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                567,840          99,900       12,118,014      499,619     10,264,433       1,453,755
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
TOTAL INCREASE IN NET ASSETS        639,340          84,676       12,926,680      414,623      6,865,832       1,951,772
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $   853,840   $     204,176     $ 29,320,521  $   993,040   $ 15,798,263  $    4,572,494
                                ============  ==============    ============  ============  ============  ==============
------------------------------


                                              NB AMT
                                MFS           MID-CAP
                                UTILITIES     GROWTH
                                SUBACCOUNT    SUBACCOUNT
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                       $       (319) $         --
 - Net realized gain (loss) on
   investments                           600            --
 - Net change in unrealized
   appreciation or
   depreciation on investments        15,337            --
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          15,618            --
------------------------------
Change From Unit Transactions:
 - Participant purchases             323,546            --
 - Participant withdrawals           (11,122)           --
                                ------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                 312,424            --
                                ------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS         328,042            --
                                ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                              328,042            --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                             35,683          (776)
 - Net realized gain (loss) on
   investments                        20,214         7,203
 - Net change in unrealized
   appreciation or
   depreciation on investments       281,617       159,991
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         337,514       166,418
------------------------------
Change From Unit Transactions:
 - Participant purchases           1,371,422       540,452
 - Participant withdrawals          (162,695)      (17,052)
                                ------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS               1,208,727       523,400
                                ------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS       1,546,241       689,818
                                ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                            1,874,283       689,818
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                            180,992       (23,800)
 - Net realized gain (loss) on
   investments                        82,844        26,333
 - Net change in unrealized
   appreciation or
   depreciation on investments      (105,137)     (899,317)
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         158,699      (896,784)
------------------------------
Change From Unit Transactions:
 - Participant purchases           4,038,110     5,613,017
 - Participant withdrawals          (504,644)     (658,032)
                                ------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS               3,533,466     4,954,985
                                ------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS       3,692,165     4,058,201
                                ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  5,566,448  $  4,748,019
                                ============  ============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Changes in Net Assets (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                                  OCC                                                              TEMPLETON
                                                  ACCUMULATION    OCC             TEMPLETON         TEMPLETON      INTERNATIONAL
                                  NB AMT          GLOBAL          ACCUMULATION    ASSET             INTERNATIONAL  SECURITIES
                                  PARTNERS        EQUITY          MANAGED         STRATEGY          SECURITIES     CLASS 2
                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
Changes From Operations:
 - Net investment income
   (loss)                         $          --   $     4,602     $       (138)   $         (45)    $       (582)  $         --
 - Net realized gain (loss) on
   investments                               --           660               85              234             (357)            --
 - Net change in unrealized
   appreciation or
   depreciation on investments               --         1,012            4,808            2,272           21,136             --
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS                 --         6,274            4,755            2,461           20,197             --
------------------------------
Change From Unit Transactions:
 - Participant purchases                     --        96,433          188,146           37,943          643,263             --
 - Participant withdrawals                   --        (5,799)          (9,805)          (3,417)         (35,182)            --
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                         --        90,634          178,341           34,526          608,081             --
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
TOTAL INCREASE IN NET ASSETS                 --        96,908          183,096           36,987          628,278             --
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                                      --        96,908          183,096           36,987          628,278             --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                                  (438)       85,779            8,908           10,897          128,705           (903)
 - Net realized gain (loss) on
   investments                           (2,057)        5,559              851               48            6,081            (86)
 - Net change in unrealized
   appreciation or
   depreciation on investments            4,883       (20,051)          (1,286)          23,978          348,831         86,846
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS              2,388        71,287            8,473           34,923          483,617         85,857
------------------------------
Change From Unit Transactions:
 - Participant purchases                320,403       475,911          731,060          274,773        2,425,159      1,275,318
 - Participant withdrawals             (141,809)      (57,530)         (90,269)         (41,600)        (430,555)       (53,195)
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                    178,594       418,381          640,791          233,173        1,994,604      1,222,123
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
TOTAL INCREASE IN NET ASSETS            180,982       489,668          649,264          268,096        2,478,221      1,307,980
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                 180,982       586,576          832,360          305,083        3,106,499      1,307,980
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                                38,880        81,032           68,764           58,082          421,820        256,878
 - Net realized gain (loss) on
   investments                          (11,776)       (8,348)         (14,743)          (3,291)          (3,685)       (22,074)
 - Net change in unrealized
   appreciation or
   depreciation on investments          (21,844)      (39,703)          16,939          (55,632)        (506,147)      (265,839)
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS              5,260        32,981           70,960             (841)         (88,012)       (31,035)
------------------------------
Change From Unit Transactions:
 - Participant purchases                596,217       267,798          161,200          137,207        1,136,943      2,669,247
 - Participant withdrawals             (151,531)      (78,902)        (174,577)         (52,008)        (342,457)      (362,166)
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                    444,686       188,896          (13,377)          85,199          794,486      2,307,081
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
TOTAL INCREASE IN NET ASSETS            449,946       221,877           57,583           84,358          706,474      2,276,046
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                           $     630,928   $   808,453     $    889,943    $     389,441     $  3,812,973   $  3,584,026
                                  ==============  ==============  ==============  ==============    ============   ============
------------------------------

                                              TEMPLETON
                                TEMPLETON     GROWTH
                                GROWTH        SECURITIES
                                SECURITIES    CLASS 2
                                SUBACCOUNT    SUBACCOUNT
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                       $      (108)  $           --
 - Net realized gain (loss) on
   investments                          (71)              --
 - Net change in unrealized
   appreciation or
   depreciation on investments        2,721               --
                                ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          2,542               --
------------------------------
Change From Unit Transactions:
 - Participant purchases            100,433               --
 - Participant withdrawals           (7,747)              --
                                ------------  --------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                 92,686               --
                                ------------  --------------
------------------------------
TOTAL INCREASE IN NET ASSETS         95,228               --
                                ------------  --------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                              95,228               --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                            14,953              (70)
 - Net realized gain (loss) on
   investments                         (193)             196
 - Net change in unrealized
   appreciation or
   depreciation on investments       69,824            5,753
                                ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         84,584            5,879
------------------------------
Change From Unit Transactions:
 - Participant purchases            387,649           67,905
 - Participant withdrawals          (58,352)          (6,460)
                                ------------  --------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                329,297           61,445
                                ------------  --------------
------------------------------
TOTAL INCREASE IN NET ASSETS        413,881           67,324
                                ------------  --------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                             509,109           67,324
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                           117,951           39,009
 - Net realized gain (loss) on
   investments                      (44,051)          (6,551)
 - Net change in unrealized
   appreciation or
   depreciation on investments      (38,525)         (11,681)
                                ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         35,375           20,777
------------------------------
Change From Unit Transactions:
 - Participant purchases            150,668          385,224
 - Participant withdrawals          (73,872)         (68,164)
                                ------------  --------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                 76,796          317,060
                                ------------  --------------
------------------------------
TOTAL INCREASE IN NET ASSETS        112,171          337,837
                                ------------  --------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $   621,280   $      405,161
                                ============  ==============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Notes to financial statements

1. Accounting policies and variable account information
   THE VARIABLE ACCOUNT: Lincoln Life Flexible Premium Variable Life Account M (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (Lincoln Life) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on June 18, 1998, are part of the operations of Lincoln Life. The Variable Account consists of three variable universal life
   (VUL) products which are listed below.

     -  VUL I

     -  VUL-CV

     -  VUL-DB

   The assets of the Variable Account are owned by Lincoln Life. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of Lincoln Life.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

   INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of one of 46 mutual funds (the Funds) of fourteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

   AIM Variable Insurance Funds, Inc.:
     AIM V.I. Capital Appreciation Fund
     AIM V.I. Diversified Income Fund
     AIM V.I. Growth Fund
     AIM V.I. International Equity Fund
     AIM V.I. Value Fund

   American Funds Insurance Series (AFIS):
     AFIS Growth Class 2 Fund
     AFIS Growth-Income Class 2 Fund
     AFIS Global Small Capitlization Class 2 Fund

   Baron Capital Funds Trust:
     Baron Capital Asset 12b1 Fund

   Deutsche Asset Management VIT Funds Trust (Deutsche):
     Deutsche VIT EAFE Equity Index Fund
     Deutsche VIT Equity 500 Index Fund
     Deutsche VIT Small Cap Index Fund

   Delaware Group Premium Fund (DGPF):
     DGPF High Yield Series
     DGPF Devon Series
     DGPF Emerging Markets Series
     DGPF Small Cap Value Series
     DGPF REIT Series
     DGPF Trend Series

   Fidelity Variable Insurance Products Fund:
     Equity-Income Portfolio
     Growth Service Class Portfolio
     High Income Service Class Portfolio

Lincoln Life Flexible Premium Variable Life Account M
Notes to financial statements (continued)

   Fidelity Variable Insurance Products Fund II:
     Asset Manager Portfolio
     Contrafund Service Class Portfolio
     Investment Grade Bond Portfolio

   Fidelity Variable Insurance Products Fund III:
     Growth Opportunities Service Class Portfolio

   Janus Aspen Series:
     Janus Aspen Series Balanced Portfolio
     Janus Aspen Series Worldwide Growth Portfolio
     Janus Aspen Series Global Technology Service
     Class Portfolio

   Lincoln National (LN):
     LN Bond Fund, Inc.
     LN Capital Appreciation Fund, Inc.
     LN Equity-Income Fund, Inc.
     LN Global Asset Allocation Fund, Inc.
     LN Money Market Fund, Inc.
     LN Social Awareness Fund, Inc.

   MFS Variable Insurance Trust:
     MFS Emerging Growth Series
     MFS Total Return Series
     MFS Utilities Series

   Neuberger Berman Advisers Management Trust (NB AMT):
     NB AMT Mid-Cap Growth Portfolio
     NB AMT Partners Portfolio

   OCC Accumulation Trust:
     OCC Accumulation Global Equity Portfolio
     OCC Accumulation Managed Portfolio

   Franklin Templeton Variable Insurance Products Trust:
     Templeton Asset Strategy Fund
     Templeton International Securities Fund
     Templeton International Securities Class 2 Fund
     Templeton Growth Securities Fund
     Templeton Growth Securities Class 2 Fund

   Investments in the Funds are stated at the closing net asset value per share on December 31, 2000, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

   Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

   DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the variable subaccounts on the payable date. Dividend income is recorded on the ex-dividend date.

   FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of Lincoln Life, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

Lincoln Life Flexible Premium Variable Life Account M
Notes to financial statements (continued)

2. Mortality and expense guarantees & other transactions with affiliate Amounts are paid to Lincoln Life for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The rates are as follows for the three policy types within the Variable Account:

     - VUL I - annual rate of .80% for policy years one through twelve and .55% thereafter.

     - VUL-CV - annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.

     - VUL-DB - annual rate of .90% for policy years one through nineteen and .20% thereafter.

   Prior to the allocation of premiums to the Variable Account, Lincoln Life deducts a premium load of 5% of each premium payment to cover state taxes and federal income tax liabilities and a portion of the sales expenses incurred by Lincoln Life. The premium loads for the years ended December 31, 2000 and 1999 and the period ended December 31, 1998 amounted to $7,847,847, $3,155,407 and $562,526, respectively.

   Lincoln Life charges a monthly administrative fee for items such as premium billings and collection, policy value calculation, confirmations and periodic reports. The fees are as follows for the three policy types within the Variable Account. Administrative fees for the years ended December 31, 2000 and 1999 and the period ended December 31, 1998 totaled $1,949,174, $347,173 and $28,319, respectively.

     - VUL I and VUL-CV are currently $15 per month for the first policy year and $5 per month thereafter, guaranteed not to exceed $10 after the first policy year.

     - VUL-DB is currently at $10 per month and during the first two policy years, a monthly charge per $1,000 of specified amount.

   Lincoln Life assumes responsibility for providing the insurance benefit included in the policy. Lincoln Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately for the value of each variable subaccount and/or fixed account funding options. The fixed account is part of the general account of Lincoln Life and is not included in these financial statements. The cost of insurance charges for the years ended December 31, 2000 and 1999 and the the period ended December 31, 1998 amounted to $21,185,068, $5,399,180 and $501,514, respectively.

   Under certain circumstances, Lincoln Life reserves the right to charge a transfer fee of $25 for each transfer after the twelfth transfer per year between variable subaccounts. For the year ended December 31, 2000, transfer fees of $600 were deducted from the variable subaccounts. No such fees were deducted in 1999 or 1998.

   Lincoln Life, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the amount of the death benefit, the amount of premium payments made during the first two policy years and the age of the policy. In no event will the surrender charge exceed the maximum allowed by state or federal law. No surrender charge is imposed on a partial surrender, but an administrative fee of $25 is imposed, allocated pro-rata among the variable subaccounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken. Full surrender charges and partial surrender administrative charges paid to Lincoln Life attributable to the variable subaccounts for the years ended December 31, 2000 and 1999 and the period ended December 31, 1998 were $102,984, $351,525 and $3,764, respectively.

Lincoln Life Flexible Premium Variable Life Account M
Notes to financial statements (continued)

3. Net Assets

   The following is a summary of net assets owned at December 31, 2000.

                                         AIM V.I.      AIM V.I.                    AIM V.I.                     AFIS
                                         CAPITAL       DIVERSIFIED   AIM V.I.      INTERNATIONAL  AIM V.I.      GROWTH
                                         APPRECIATION  INCOME        GROWTH        EQUITY         VALUE         CLASS 2
                           COMBINED      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units      $271,234,966  $ 2,997,419   $   561,112   $ 24,461,936  $  2,298,533   $ 30,139,601  $7,681,089
Accumulated net
   investment income
   (loss)                     9,664,692      138,604        65,935        892,509       120,003      1,208,710     (15,420)
Accumulated net realized
   gain (loss) on
   investments                1,132,903      197,819        (8,187)       174,122        11,347        151,078     (46,341)
Net unrealized
   appreciation
   (depreciation) on
   investments              (19,563,263)     272,004       (63,978)    (4,348,961)     (429,945)    (3,839,060)   (394,107)
                           ------------  ------------  ------------  ------------  ------------   ------------  ----------
-------------------------
                           $262,469,298  $ 3,605,846   $   554,882   $ 21,179,606  $  1,999,938   $ 27,660,329  $7,225,221
                           ============  ============  ============  ============  ============   ============  ==========

                           AFIS
                           GROWTH-
                           INCOME
                           CLASS 2
                           SUBACCOUNT
-------------------------
Unit Transactions:
   Accumulation units      $   2,338,451
Accumulated net
   investment income
   (loss)                         (4,407)
Accumulated net realized
   gain (loss) on
   investments                      (365)
Net unrealized
   appreciation
   (depreciation) on
   investments                    95,531
                           -------------
-------------------------
                           $   2,429,210
                           =============

                           AFIS            BARON          DEUTSCHE      DEUTSCHE
                           GLOBAL SMALL    CAPITAL        VIT           VIT
                           CAPITALIZATION  ASSET          EAFE          EQUITY 500
                           CLASS 2         12B 1          EQUITY INDEX  INDEX
                           SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units        $  908,568    $    991,495    $1,616,127   $  31,598,333
Accumulated net
   investment income
   (loss)                        (2,026)         (3,796)       42,096         (41,505)
Accumulated net realized
   gain (loss) on
   investments                  (43,827)          5,467       (11,424)        351,850
Net unrealized
   appreciation
   (depreciation) on
   investments                  (91,519)         (1,085)     (174,269)     (1,068,654)
                             ----------    -------------   ----------   -------------
-------------------------
                             $  771,196    $    992,081    $1,472,530   $  30,840,024
                             ==========    =============   ==========   =============

                           DEUTSCHE
                           VIT                                      DGPF
                           SMALL CAP      DGPF        DGPF          EMERGING
                           INDEX          HIGH YIELD  DEVON         MARKETS
                           SUBACCOUNT     SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
-------------------------
Unit Transactions:
   Accumulation units      $   2,158,799  $ 705,823   $   330,202   $1,268,013
Accumulated net
   investment income
   (loss)                         18,680      9,911           154        4,346
Accumulated net realized
   gain (loss) on
   investments                    20,322     (7,218)          376       17,903
Net unrealized
   appreciation
   (depreciation) on
   investments                   (45,646)   (80,369)      (29,991)    (153,081)
                           -------------  ----------  ------------  ----------
-------------------------
                           $   2,152,155  $ 628,147   $   300,741   $1,137,181
                           =============  ==========  ============  ==========

                                                                                                       FIDELITY
                                                                          FIDELITY      FIDELITY       VIP            FIDELITY
                                DGPF                                      VIP           VIP            HIGH           VIP II
                                SMALL CAP     DGPF          DGPF          EQUITY-       GROWTH         INCOME         ASSET
                                VALUE         REIT          TREND         INCOME        SERVICE CLASS  SERVICE CLASS  MANAGER
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units           $  4,705,458  $   396,548   $ 12,220,400  $  4,720,084  $  1,251,744   $    520,384   $   885,233
Accumulated net investment
   income (loss)                      44,971         (219)       279,474       352,527        (2,009)          (902)       88,792
Accumulated net realized gain
   (loss) on investments              10,652        4,775        170,560       (22,731)       (2,186)        (3,001)         (348)
Net unrealized appreciation
   (depreciation) on
   investments                       722,964       38,523     (1,348,907)      131,404      (118,457)       (53,551)      (66,394)
                                ------------  ------------  ------------  ------------  ------------   ------------   ------------
------------------------------
                                $  5,484,045  $   439,627   $ 11,321,527  $  5,181,284  $  1,129,092   $    462,930   $   907,283
                                ============  ============  ============  ============  ============   ============   ============


                                FIDELITY
                                VIP II
                                CONTRAFUND
                                SERVICE CLASS
                                SUBACCOUNT
------------------------------
Unit Transactions:
   Accumulation units           $  8,521,617
Accumulated net investment
   income (loss)                     316,173
Accumulated net realized gain
   (loss) on investments             (18,354)
Net unrealized appreciation
   (depreciation) on
   investments                      (604,166)
                                ------------
------------------------------
                                $  8,215,270
                                ============

Lincoln Life Flexible Premium Variable Life Account M
Notes to financial statements (continued)


                                              FIDELITY
                                FIDELITY      VIP III        JANUS
                                VIP II        GROWTH         ASPEN
                                INVESTMENT    OPPORTUNITIES  SERIES
                                GRADE BOND    SERVICE CLASS  BALANCED
                                SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------
Unit Transactions:
   Accumulation units           $  2,549,074  $  4,287,307   $ 12,317,531
Accumulated net investment
   income (loss)                     156,030       115,589        842,239
Accumulated net realized gain
   (loss) on investments             (26,604)      (47,085)       (21,066)
Net unrealized appreciation
   (depreciation) on
   investments                       110,249      (612,833)      (973,585)
                                ------------  ------------   ------------
------------------------------
                                $  2,788,749  $  3,742,978   $ 12,165,119
                                ============  ============   ============

                                              JANUS
                                JANUS         ASPEN
                                ASPEN         SERIES
                                SERIES        GLOBAL                       LN            LN
                                WORLDWIDE     TECHNOLOGY     LN            CAPITAL       EQUITY-
                                GROWTH        SERVICE CLASS  BOND          APPRECIATION  INCOME
                                SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------
Unit Transactions:
   Accumulation units           $ 19,992,182  $    985,411   $  9,154,287  $  7,328,130  $    774,202
Accumulated net investment
   income (loss)                     889,246         3,587        469,297       175,005       141,329
Accumulated net realized gain
   (loss) on investments             (21,512)       (6,470)        11,896        21,754       (14,658)
Net unrealized appreciation
   (depreciation) on
   investments                    (3,282,997)     (161,220)       137,475    (1,212,770)      (47,033)
                                ------------  ------------   ------------  ------------  ------------
------------------------------
                                $ 17,576,919  $    821,308   $  9,772,955  $  6,312,119  $    853,840
                                ============  ============   ============  ============  ============

                                LN
                                GLOBAL          LN            LN            MFS           MFS                       NB AMT
                                ASSET           MONEY         SOCIAL        EMERGING      TOTAL         MFS         MID-CAP
                                ALLOCATION      MARKET        AWARENESS     GROWTH        RETURN        UTILITIES   GROWTH
                                SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units           $     212,199   $ 28,250,720  $  1,032,661  $ 16,232,400  $  4,025,388  $5,054,617  $  5,478,385
Accumulated net investment
   income (loss)                       17,338      1,069,801        72,056       505,721       169,097     216,356       (24,576)
Accumulated net realized gain
   (loss) on investments              (10,766)            --         3,537       249,316         8,647     103,658        33,536
Net unrealized appreciation
   (depreciation) on
   investments                        (14,595)            --      (115,214)   (1,189,174)      369,362     191,817      (739,326)
                                --------------  ------------  ------------  ------------  ------------  ----------  ------------
------------------------------
                                $     204,176   $ 29,320,521  $    993,040  $ 15,798,263  $  4,572,494  $5,566,448  $  4,748,019
                                ==============  ============  ============  ============  ============  ==========  ============


                                NB AMT
                                PARTNERS
                                SUBACCOUNT
------------------------------
Unit Transactions:
   Accumulation units           $    623,280
Accumulated net investment
   income (loss)                      38,442
Accumulated net realized gain
   (loss) on investments             (13,833)
Net unrealized appreciation
   (depreciation) on
   investments                       (16,961)
                                ------------
------------------------------
                                $    630,928
                                ============

                               OCC
                               ACCUMULATION  OCC
                               GLOBAL        ACCUMULATION
                               EQUITY        MANAGED
                               SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------
Unit Transactions:
   Accumulation units          $ 697,911     $ 805,755
Accumulated net investment
   income (loss)                 171,413        77,534
Accumulated net realized gain
   (loss) on investments          (2,129)      (13,807)
Net unrealized appreciation
   (depreciation) on
   investments                   (58,742)       20,461
                               ------------  ------------
-----------------------------
                               $ 808,453     $ 889,943
                               ============  ============

                                                            TEMPLETON                    TEMPLETON
                               TEMPLETON     TEMPLETON      INTERNATIONAL  TEMPLETON     GROWTH
                               ASSET         INTERNATIONAL  SECURITIES     GROWTH        SECURITIES
                               STRATEGY      SECURITIES     CLASS 2        SECURITIES    CLASS 2
                               SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-----------------------------
Unit Transactions:
   Accumulation units          $   352,898   $  3,397,171   $  3,529,204   $   498,779   $    378,505
Accumulated net investment
   income (loss)                    68,934        549,943        255,975       132,796         38,939
Accumulated net realized gain
   (loss) on investments            (3,009)         2,039        (22,160)      (44,315)        (6,355)
Net unrealized appreciation
   (depreciation) on
   investments                     (29,382)      (136,180)      (178,993)       34,020         (5,928)
                               ------------  ------------   ------------   ------------  ------------
-----------------------------
                               $   389,441   $  3,812,973   $  3,584,026   $   621,280   $    405,161
                               ============  ============   ============   ============  ============

Lincoln Life Flexible Premium Variable Life Account M
Notes to financial statements (continued)
4.   Purchases and sales of investments

   The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2000.

                                          AGGREGATE       AGGREGATE
                                          COST OF         PROCEEDS
                                          PURCHASES       FROM SALES
------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund        $    1,037,159  $      469,453
----------------------------------------
AIM V.I. Diversified Income Fund                 211,439          86,478
----------------------------------------
AIM V.I. Growth Fund                          17,635,560       1,755,390
----------------------------------------
AIM V.I. International Equity Fund             2,698,095         454,266
----------------------------------------
AIM V.I. Value Fund                           20,801,837       1,895,482
----------------------------------------
AFIS Growth Class 2 Fund                       8,853,913       1,235,464
----------------------------------------
AFIS Growth-Income Class 2 Fund                2,427,904          95,096
----------------------------------------
AFIS Global Small Capitlization Class 2
   Fund                                        1,376,990         471,384
----------------------------------------
Baron Capital Asset 12b1 Fund                    865,829         148,071
----------------------------------------
Deutsche VIT EAFE Equity Index Fund            1,535,649         449,038
----------------------------------------
Deutsche VIT Equity 500 Index Fund            17,938,890       4,516,178
----------------------------------------
Deutsche VIT Small Cap Index Fund              2,369,764         653,596
----------------------------------------
DGPF High Yield Series                           644,093         123,687
----------------------------------------
DGPF Devon Series                                285,201          23,050
----------------------------------------
DGPF Emerging Markets Series                     979,403         343,207
----------------------------------------
DGPF Small Cap Value Series                    3,199,890         812,724
----------------------------------------
DGPF REIT Series                                 470,923          83,388
----------------------------------------
DGPF Trend Series                             11,669,289       1,868,949
----------------------------------------
Fidelity VIP Equity-Income Portfolio           1,418,139         816,740
----------------------------------------
Fidelity VIP Growth Service
   Class Portfolio                             1,368,056         118,245
----------------------------------------
Fidelity VIP High Income Service
   Class Portfolio                               593,056          73,543
----------------------------------------
Fidelity VIP II Asset Manager Portfolio          310,857         172,683
----------------------------------------
Fidelity VIP II Contrafund Service
   Class Portfolio                             7,433,720         744,740
----------------------------------------
Fidelity VIP II Investment Grade Bond
   Portfolio                                     940,672         577,919
----------------------------------------
Fidelity VIP III Growth Opportunities
   Service Class Portfolio                     3,647,515         696,308
----------------------------------------
Janus Aspen Series Balanced Portfolio         11,960,529       1,606,151
----------------------------------------
Janus Aspen Series Worldwide Growth
   Portfolio                                  19,005,926       1,483,555
----------------------------------------
Janus Aspen Series Global Technology
   Service Portfolio                           1,065,084          76,033
----------------------------------------
LN Bond Fund                                   8,277,133         948,898
----------------------------------------
LN Capital Appreciation Fund                   6,368,271         937,605
----------------------------------------
LN Equity-Income Fund                          1,005,054         295,978
----------------------------------------
LN Global Asset Allocation Fund                  246,426         129,416
----------------------------------------
LN Money Market Fund                          69,522,363      56,594,253
----------------------------------------
LN Social Awareness Fund                         832,127         261,234
----------------------------------------
MFS Emerging Growth Series                    12,296,502       1,505,547
----------------------------------------
MFS Total Return Series                        2,504,526         934,989
----------------------------------------
MFS Utilities Series                           4,436,170         721,392
----------------------------------------
NB AMT Mid-Cap Growth Portfolio                5,485,978         554,497
----------------------------------------
NB AMT Partners Portfolio                        663,064         179,462
----------------------------------------
OCC Accumulation Global Equity Portfolio         375,274         105,306
----------------------------------------
OCC Accumulation Managed Portfolio               225,618         170,190
----------------------------------------
Templeton Asset Strategy Fund                    208,715          65,416
----------------------------------------
Templeton International Securities Fund        1,484,215         267,727
----------------------------------------
Templeton International Securities
   Class 2 Fund                                2,828,783         264,625
----------------------------------------
Templeton Growth Securities Fund                 905,952         711,175
----------------------------------------
Templeton Growth Securities Class 2 Fund         420,823          64,729
                                          --------------  --------------
----------------------------------------
                                          $  260,832,376  $   86,563,257
                                          ==============  ==============

Lincoln Life Flexible Premium Variable Life Account M
Notes to financial statements (continued)
5. Investments

   The following is a summary of investments owned at December 31, 2000.

                                             NET
                                SHARES       ASSET   VALUE OF         COST OF
                                OUTSTANDING  VALUE   SHARES           SHARES
------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
   Fund                           116,929    $30.84  $     3,606,089  $    3,334,085
------------------------------
AIM V.I. Diversified Income
   Fund                            58,536      9.48          554,918         618,896
------------------------------
AIM V.I. Growth Fund              853,384     24.82       21,180,997      25,529,958
------------------------------
AIM V.I. International Equity
   Fund                            99,407     20.12        2,000,068       2,430,013
------------------------------
AIM V.I. Value Fund             1,012,893     27.31       27,662,113      31,501,173
------------------------------
AFIS Growth Class 2 Fund           98,590     73.29        7,225,697       7,619,804
------------------------------
AFIS Growth-Income Class 2
   Fund                            69,154     35.13        2,429,370       2,333,839
------------------------------
AFIS Global Small
   Capitlization Class 2 Fund      54,161     14.24          771,247         862,766
------------------------------
Baron Capital Asset 12b1 Fund      57,482     17.26          992,144         993,229
------------------------------
Deutsche VIT EAFE Equity Index
   Fund                           132,192     11.14        1,472,623       1,646,892
------------------------------
Deutsche VIT Equity 500 Index
   Fund                         2,239,798     13.77       30,842,016      31,910,670
------------------------------
Deutsche VIT Small Cap Index
   Fund                           193,901     11.10        2,152,296       2,197,942
------------------------------
DGPF High Yield Series            104,698      6.00          628,186         708,555
------------------------------
DGPF Devon Series                  25,316     11.88          300,760         330,751
------------------------------
DGPF Emerging Markets Series      180,230      6.31        1,137,253       1,290,334
------------------------------
DGPF Small Cap Value Series       310,731     17.65        5,484,403       4,761,439
------------------------------
DGPF REIT Series                   39,896     11.02          439,655         401,132
------------------------------
DGPF Trend Series                 379,942     29.80       11,322,283      12,671,190
------------------------------
Fidelity VIP Equity-Income
   Portfolio                      203,042     25.52        5,181,627       5,050,223
------------------------------
Fidelity VIP Growth Service
   Class Portfolio                 25,958     43.50        1,129,168       1,247,625
------------------------------
Fidelity VIP High Income
   Service Class Portfolio         56,805      8.15          462,961         516,512
------------------------------
Fidelity VIP II Asset Manager
   Portfolio                       56,709     16.00          907,343         973,737
------------------------------
Fidelity VIP II Contrafund
   Service Class Portfolio        347,097     23.67        8,215,794       8,819,960
------------------------------
Fidelity VIP II Investment
   Grade Bond Portfolio           221,520     12.59        2,788,932       2,678,683
------------------------------
Fidelity VIP III Growth
   Opportunities Service
   Class Portfolio                211,481     17.70        3,743,214       4,356,047
------------------------------
Janus Aspen Series Balanced
   Portfolio                      500,449     24.31       12,165,910      13,139,495
------------------------------
Janus Aspen Series Worldwide
   Growth Portfolio               475,339     36.98       17,578,045      20,861,042
------------------------------
Janus Aspen Series Global
   Technology Service
   Portfolio                      125,399      6.55          821,361         982,581
------------------------------
LN Bond Fund                      821,930     11.89        9,773,568       9,636,093
------------------------------
LN Capital Appreciation Fund      249,064     25.35        6,312,529       7,525,299
------------------------------
LN Equity-Income Fund              48,953     17.44          853,893         900,926
------------------------------
LN Global Asset Allocation
   Fund                            13,813     14.78          204,189         218,784
------------------------------
LN Money Market Fund            2,932,231     10.00       29,322,306      29,322,306
------------------------------
LN Social Awareness Fund           26,691     37.21          993,103       1,108,317
------------------------------
MFS Emerging Growth Series        547,826     28.84       15,799,289      16,988,463
------------------------------
MFS Total Return Series           233,425     19.59        4,572,791       4,203,429
------------------------------
MFS Utilities Series              236,182     23.57        5,566,808       5,374,991
------------------------------
NB AMT Mid-Cap Growth
   Portfolio                      211,225     22.48        4,748,329       5,487,655
------------------------------
NB AMT Partners Portfolio          39,021     16.17          630,968         647,929
------------------------------
OCC Accumulation Global Equity
   Portfolio                       52,637     15.36          808,506         867,248
------------------------------
OCC Accumulation Managed
   Portfolio                       20,602     43.20          890,002         869,541
------------------------------
Templeton Asset Strategy Fund      20,264     19.22          389,466         418,848
------------------------------
Templeton International
   Securities Fund                203,047     18.78        3,813,222       3,949,402
------------------------------
Templeton International
   Securities Class 2 Fund        191,979     18.67        3,584,252       3,763,245
------------------------------
Templeton Growth Securities
   Fund                            45,154     13.76          621,321         587,301
------------------------------
Templeton Growth Securities
   Class 2 Fund                    29,576     13.70          405,187         411,115
                                                     ---------------  --------------
------------------------------
                                                     $   262,486,202  $  282,049,465
                                                     ===============  ==============

Lincoln Life Flexible Premium Variable Life Account M
Notes to financial statements (continued)
6.   New investment funds and fund name changes

   During 2000, the American Variable Insurance Series (AVIS) family of funds changed its name to American Funds Insurance Series (AFIS), the BT Insurance Fund Trust family of funds changed its name to Deutsche Asset Management VIT Funds Trust, the Delaware Group Premium Fund, Inc. family of funds changed its name to Delaware Group Premium Fund (DGPF) and the Templeton Variable Products Series fund family changed its name to Franklin Templeton Variable Insurance Products Trust. Also during 2000, the Delaware Premium Delchester Series changed its name to the DGPF High Yield Series, the Templeton International Fund changed its name to the Templeton International Securities Fund, the Templeton International Class 2 Fund changed its name to the Templeton International Securities Class 2 Fund, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund, the Templeton Stock Fund changed its name to the Templeton Growth Securities Fund and the Templeton Stock Class 2 Fund changed its name to the Templeton Growth Securities Class 2 Fund. Also during 2000, the Fidelity VIP Growth Service Class Fund, the Fidelity VIP High Income Service Class Fund and the Janus Aspen Series Global Technology Service Class Portfolio became available as investment options for Variable Account contract owners.

Report of Ernst & Young LLP,
Independent Auditors

Board of Directors of The Lincoln National Life Insurance Company and
Contract Owners of Lincoln Life Flexible Premium Variable Life
Account M

We have audited the accompanying statement of assets and liability of Lincoln Life Flexible Premium Variable Life Account M ("Variable Account") (comprised of the following subaccounts: AIM Variable Insurance Funds ("AIM V.I.") Capital Appreciation, AIM V.I. Diversified Income, AIM V.I. Growth, AIM V.I. International Equity, AIM V.I. Value, American Funds Insurance Series ("AFIS") Growth Class 2, AFIS Growth-Income Class 2, AFIS Global Small Capitalization Class 2, Baron Capital Funds Trust Capital Asset 12b1, Deutsche Asset Management VIT Funds Trust ("Deutsche") EAFE Equity Index, Deutsche Equity 500 Index, Deutsche Small Cap Index, Delaware Group Premium Fund ("DGPF") High Yield, DGPF Devon, DGPF Emerging Markets, DGPF Small Cap Value, DGPF REIT, DGPF Trend, Fidelity Variable Insurance Products ("Fidelity VIP") Equity-Income, Fidelity VIP Growth Service Class, Fidelity VIP High Income Service Class, Fidelity VIP II Asset Manager, Fidelity VIP II Contrafund Service Class, Fidelity VIP II Investment Grade Bond, Fidelity VIP III Growth Opportunities Service Class, Janus Aspen ("Janus") Balanced, Janus Worldwide Growth, Janus Global Technology Service Class, Lincoln National ("LN") Bond, LN Capital Appreciation, LN Equity-Income, LN Global Asset Allocation, LN Money Market, LN Social Awareness, MFS Variable Insurance Trust ("MFS") Emerging Growth, MFS Total Return, MFS Utilities, Neuberger Berman Advisers Management Trust ("NB AMT") Mid-Cap Growth, NB AMT Partners, OCC Accumulation Trust ("OCC") Global Equity, OCC Accumulation Managed, Franklin Templeton Variable Insurance Products Trust ("Templeton") Asset Strategy, Templeton International Securities, Templeton International Securities Class 2, Templeton Growth Securities and Templeton Growth Securities Class 2), as of December 31, 2000, and the related statements of operations and changes in net assets for the two years ended December 31, 2000 and for the period from June 18, 1998 (inception) to December 31, 1998. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life Flexible Premium Variable Life Account M at December 31, 2000, and the results of their operations and the changes in their net assets for the two years ended December 31, 2000 and for the period from June 18, 1998 (inception) to December 31, 1998, in conformity with accounting principles generally accepted in the United States.

                                                /s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2001

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS

                                                              DECEMBER 31
                                                              2000        1999
                                                              ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                         $21,852.5   $22,985.0
------------------------------------------------------------
Preferred stocks                                                  261.7       253.8
------------------------------------------------------------
Unaffiliated common stocks                                        161.7       166.9
------------------------------------------------------------
Affiliated common stocks                                          743.0       604.7
------------------------------------------------------------
Mortgage loans on real estate                                   4,102.0     4,211.5
------------------------------------------------------------
Real estate                                                       271.7       254.0
------------------------------------------------------------
Policy loans                                                    1,723.5     1,652.9
------------------------------------------------------------
Other investments                                                 485.0       426.6
------------------------------------------------------------
Cash and short-term investments                                 1,448.4     1,409.2
------------------------------------------------------------  ---------   ---------
Total cash and investments                                     31,049.5    31,964.6
------------------------------------------------------------
Premiums and fees in course of collection                         111.5       115.8
------------------------------------------------------------
Accrued investment income                                         444.2       435.3
------------------------------------------------------------
Reinsurance recoverable                                           450.7       199.0
------------------------------------------------------------
Funds withheld by ceding companies                                 74.4        73.5
------------------------------------------------------------
Company owned policies and contracts                              335.0         9.1
------------------------------------------------------------
Federal income taxes recoverable from parent company                0.1        61.6
------------------------------------------------------------
Goodwill                                                           38.4        43.1
------------------------------------------------------------
Other admitted assets                                             106.1        57.6
------------------------------------------------------------
Separate account assets                                        43,904.6    46,105.1
------------------------------------------------------------  ---------   ---------
Total admitted assets                                         $76,514.5   $79,064.7
------------------------------------------------------------  =========   =========

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $12,797.4   $12,184.0
------------------------------------------------------------
Other policyholder funds                                       15,328.8    16,589.5
------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee       639.8       364.0
------------------------------------------------------------
Funds held under reinsurance treaties                             849.6       796.9
------------------------------------------------------------
Asset valuation reserve                                           534.1       490.9
------------------------------------------------------------
Interest maintenance reserve                                       20.9        72.3
------------------------------------------------------------
Other liabilities                                                 536.8       627.0
------------------------------------------------------------
Short-term loan payable to parent company                         199.5       205.0
------------------------------------------------------------
Net transfers due from separate accounts                         (976.1)     (896.5)
------------------------------------------------------------
Separate account liabilities                                   43,904.6    46,105.1
------------------------------------------------------------  ---------   ---------
Total liabilities                                              73,835.4    76,538.2
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding shares -- 10 million
  (owned by Lincoln National Corporation)                          25.0        25.0
------------------------------------------------------------
Surplus notes due to Lincoln National Corporation               1,250.0     1,250.0
------------------------------------------------------------
Paid-in surplus                                                 2,006.1     1,942.6
------------------------------------------------------------
Unassigned surplus -- deficit                                    (602.0)     (691.1)
------------------------------------------------------------  ---------   ---------
Total capital and surplus                                       2,679.1     2,526.5
------------------------------------------------------------  ---------   ---------
Total liabilities and capital and surplus                     $76,514.5   $79,064.7
------------------------------------------------------------  =========   =========

See accompanying notes.                                                      S-1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000        1999        1998
                                                              ---------   ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                         $ 8,508.9   $ 7,273.6   $12,737.6
------------------------------------------------------------
Net investment income                                           2,125.5     2,203.2     2,107.2
------------------------------------------------------------
Amortization of interest maintenance reserve                       21.6        29.1        26.4
------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded           568.4       472.3       179.9
------------------------------------------------------------
Expense charges on deposit funds                                  118.2       146.5       134.6
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      624.8       473.9       396.3
------------------------------------------------------------
Other income                                                      166.2        88.8        31.3
------------------------------------------------------------  ---------   ---------   ---------
Total revenues                                                 12,133.6    10,687.4    15,613.3
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                8,950.3     8,504.9    13,964.1
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses         2,466.2     1,618.3     2,919.4
------------------------------------------------------------  ---------   ---------   ---------
Total benefits and expenses                                    11,416.5    10,123.2    16,883.5
------------------------------------------------------------  ---------   ---------   ---------
Gain (loss) from operations before dividends to
policyholders, income taxes and net realized gain on
investments                                                       717.1       564.2    (1,270.2)
------------------------------------------------------------
Dividends to policyholders                                         80.2        80.3        67.9
------------------------------------------------------------  ---------   ---------   ---------
Gain (loss) from operations before federal income taxes and
net realized gain on investments                                  636.9       483.9    (1,338.1)
------------------------------------------------------------
Federal income taxes (credit)                                      94.9        85.4      (141.0)
------------------------------------------------------------  ---------   ---------   ---------
Gain (loss) from operations before net realized gain on
investments                                                       542.0       398.5    (1,197.1)
------------------------------------------------------------
Net realized gain on investments, net of income tax expense
and excluding net transfers to the interest maintenance
reserve                                                            27.9       114.4        46.8
------------------------------------------------------------  ---------   ---------   ---------
Net income (loss)                                             $   569.9   $   512.9   $(1,150.3)
------------------------------------------------------------  =========   =========   =========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000       1999       1998
                                                              --------   --------   ---------
                                                              (IN MILLIONS)
                                                              -------------------------------
Capital and surplus at beginning of year                      $2,526.5   $2,564.5   $ 2,968.4
------------------------------------------------------------

CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income (loss)                                                569.9      512.9    (1,150.3)
------------------------------------------------------------
Change in difference in cost and admitted investment amounts      17.2     (101.9)     (304.8)
------------------------------------------------------------
Change in nonadmitted assets                                     (21.9)     (22.9)      (17.1)
------------------------------------------------------------
Change in liability for reinsurance in unauthorized
companies                                                          0.6       26.0       (35.2)
------------------------------------------------------------
Gain on (amortization of) reinsurance of disability income
business                                                          (7.9)      71.8          --
------------------------------------------------------------
Change in policy reserve valuation basis                          (5.6)        --        (0.4)
------------------------------------------------------------
Change in asset valuation reserve                                (43.2)      (6.4)      (34.5)
------------------------------------------------------------
Proceeds from surplus notes due to Lincoln National
Corporation                                                         --         --     1,250.0
------------------------------------------------------------
Paid-in surplus                                                   63.5       12.5       108.4
------------------------------------------------------------
Dividends to Lincoln National Corporation                       (420.0)    (530.0)     (220.0)
------------------------------------------------------------  --------   --------   ---------
Capital and surplus at end of year                            $2,679.1   $2,526.5   $ 2,564.5
------------------------------------------------------------  ========   ========   =========

See accompanying notes.                                                      S-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000        1999        1998
                                                              ---------   ---------   ----------
                                                              (IN MILLIONS)
                                                              ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 8,082.8   $ 7,671.1   $ 13,495.2
------------------------------------------------------------
Allowances and reserve adjustments received (paid) on
reinsurance ceded                                                 610.1       (19.9)      (632.4)
------------------------------------------------------------
Investment income received                                      2,109.8     2,168.6      2,003.9
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      624.8       470.6        396.3
------------------------------------------------------------
Benefits paid                                                  (9,843.9)   (8,699.4)    (7,395.8)
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses paid   (1,796.4)   (1,734.5)    (2,909.7)
------------------------------------------------------------
Proceeds related to reinsurance of disability income
business                                                             --        71.8           --
------------------------------------------------------------
Federal income taxes recovered (paid)                             (16.3)      (81.2)        84.2
------------------------------------------------------------
Dividends to policyholders                                        (82.6)      (82.8)       (12.9)
------------------------------------------------------------
Other income received and expenses paid, net                      (48.9)      252.1        207.0
------------------------------------------------------------  ---------   ---------   ----------
Net cash provided by (used in) operating activities              (360.6)       16.4      5,235.8
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      5,845.5     6,557.7     10,926.5
------------------------------------------------------------
Purchase of investments                                        (4,719.6)   (5,940.8)   (16,950.0)
------------------------------------------------------------
Other uses including reinsured policy loans                      (344.6)     (497.0)      (778.3)
------------------------------------------------------------  ---------   ---------   ----------
Net cash provided by (used in) investing activities               781.3       119.9     (6,801.8)
------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                    63.5        12.5        108.4
------------------------------------------------------------
Proceeds from surplus notes from shareholder                         --          --      1,250.0
------------------------------------------------------------
Proceeds from borrowings from shareholder                         180.0       205.0        140.0
------------------------------------------------------------
Repayment of borrowings from shareholder                         (205.0)     (140.0)      (120.0)
------------------------------------------------------------
Dividends paid to shareholder                                    (420.0)     (530.0)      (220.0)
------------------------------------------------------------  ---------   ---------   ----------
Net cash provided by (used in) financing activities              (381.5)     (452.5)     1,158.4
------------------------------------------------------------  ---------   ---------   ----------
Net increase (decrease) in cash and short-term investments         39.2      (316.2)      (407.6)
------------------------------------------------------------
Cash and short-term investments at beginning of year            1,409.2     1,725.4      2,133.0
------------------------------------------------------------  ---------   ---------   ----------
Cash and short-term investments at end of year                $ 1,448.4   $ 1,409.2   $  1,725.4
------------------------------------------------------------  =========   =========   ==========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND OPERATIONS
The Lincoln National Life Insurance Company (the "Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 2000, the Company owned 100% of the outstanding common stock of four insurance company subsidiaries and five non-insurance subsidiaries.

The Company's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels and the reinsurance of individual and group life and health business. The Company is licensed and sells its products in 49 states, Canada and several territories of the United States.

USE OF ESTIMATES
The nature of the insurance and investment management businesses requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION
The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

INVESTMENTS
Bonds and preferred stocks are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds and preferred stocks are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The asset valuation reserve ("AVR") is determined by a NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses are reported in net income; on a pre-tax basis, in the period in which the asset giving rise to the gain or loss is sold. Such realized capital gains and losses are reported net of associated amortized of deferred acquisition costs and investment expenses, using the specific identification method. Under GAAP, writedowns are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

SUBSIDIARIES
The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's insurance subsidiaries are carried at their statutory-basis net equity and the non-insurance subsidiaries are carried at their GAAP-basis net equity, adjusted for certain items which would be non-admitted under statutory accounting principles. Both insurance subsidiaries and non-insurance subsidiaries are presented in the balance sheets as investments in affiliated common stocks.

POLICY ACQUISITION COSTS
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, expense margins and actual realized gain (loss) on investments.

NONADMITTED ASSETS
Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

PREMIUMS
Revenues for universal life policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue.

Premiums and deposits with respect to annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

BENEFIT RESERVES
Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of income; whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

REINSURANCE
Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis, except for certain reinsurance contracts that provide statutory surplus relief to other insurance companies, for which a right of offset exist.

A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill and amortized over future periods, not to exceed 40 years, in accordance with benefits expected to be derived from the acquisitions. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting; whereas, such contracts are accounted for using deposit accounting under GAAP.

DEFERRED INCOME TAXES
Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

POLICYHOLDER DIVIDENDS
Policyholder dividends are recognized when declared rather than over the term of the related policies.

SURPLUS NOTES DUE TO LNC
Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner; whereas, under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.

STATEMENTS OF CASH FLOWS
Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of the Company's net income (loss) and capital and surplus determined on a statutory-basis with amounts determined in accordance with GAAP is as follows:

                                                              CAPITAL AND SURPLUS     NET INCOME (LOSS)
                                                              -----------------------------------------------------
                                                              DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2000        1999        2000      1999      1998
                                                              -----------------------------------------------------
                                                              (IN MILLIONS)           (IN MILLIONS)
                                                              -----------------------------------------------------
Amounts reported on a statutory-basis.......................  $ 2,679.1   $ 2,526.5   $ 569.9   $ 512.9   $(1,150.3)
GAAP adjustments:
  Deferred policy acquisition costs, present value of future
    profits and non-admitted goodwill.......................    3,812.6     3,628.2     287.9     135.0        48.5
  Policy and contract reserves..............................   (2,129.9)   (1,943.1)   (142.3)    (97.3)    1,743.4
  Policyholders' share of earnings and surplus on
    participating business..................................     (131.1)     (122.7)      (.3)     (1.8)        3.2
  Deferred income taxes.....................................      185.2       244.5    (108.3)   (117.4)     (218.6)
  Interest maintenance reserve..............................       20.9        72.3     (51.4)    (87.2)       24.4
  Asset valuation reserve...................................      534.1       490.9        --        --          --
  Nonadmitted assets, including nonadmitted investments.....      196.1       139.6        --        --          --
  Unrealized gain (loss) on investments.....................       38.7      (555.2)       --        --          --
  Net realized loss on investments..........................     (156.5)     (186.4)     18.9     (32.4)     (116.7)
  Investments in subsidiary companies.......................      523.3       460.9      61.8      39.1        41.3
  Other, net................................................     (123.7)      (61.0)     12.7     129.8       103.6
  Surplus notes and related interest........................   (1,250.0)   (1,250.0)       --       1.5        (1.5)
                                                              ---------   ---------   -------   -------   ---------
Net increase (decrease).....................................    1,519.7       918.0      79.0     (30.7)    1,627.6
                                                              ---------   ---------   -------   -------   ---------
Amounts on a GAAP basis.....................................  $ 4,198.8   $ 3,444.5   $ 648.9   $ 482.2   $   477.3
                                                              =========   =========   =======   =======   =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Other significant accounting practices are as follows:

INVESTMENTS
Bonds not backed by loans are principally stated at amortized cost and the discount or premium is amortized using the scientific method.

Mortgage-backed bonds are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

Preferred stocks are reported at cost or amortized cost.

Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

Policy loans are reported at unpaid balances.

The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items or deferred in IMR, where applicable, and are amortized over the remaining lives of the hedged items as adjustments to investment income. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The premiums paid for interest rate caps and swaptions are deferred and amortized to net investment income on a straight-line basis over the term of the respective derivative.

Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations or foreign exchange risk. Moreover, the derivatives used to hedge those exposures are designated as hedges and reduce the indicated risk by demonstrating a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the change in value of the derivatives is included in net income.

Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. Real estate is reported at depreciated cost.

Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

LOANED SECURITIES
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, the Company will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in the Company's balance sheet in accordance with accounting guidance for secured borrowings and collateral. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

GOODWILL
Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

PREMIUMS
Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

BENEFITS
Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Insurance Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

The tabular interest, tabular less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

CLAIMS AND CLAIM ADJUSTMENT EXPENSES
Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

REINSURANCE CEDED AND ASSUMED
Reinsurance premiums, benefits and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.

PENSION BENEFITS
Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

INCOME TAXES
The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

STOCK OPTIONS
The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other measurement date, over the amount an employee or agent must pay to acquire the stock.

ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS Separate account assets and liabilities reported in the accompanying balance sheets represent segregated funds administered and invested for the exclusive benefit of pension and variable life and annuity contractholders and for which the contractholders, rather than the Company, bear the investment risk. Separate account assets and liabilities are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are included in income from separate account investment management and administration service fees. Mortality charges on variable universal life contracts are included in income from expense charges on deposit funds. Fees charged relative to variable life and annuity administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in income from separate account investment management and administration service fees.

RECLASSIFICATIONS
Certain amounts reported in the prior years' statutory-basis financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications had no effect on unassigned surplus or net income (loss) of the prior years.

--------------------------------------------------------------------------------
2. PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Insurance Department. For periods prior to January 1, 2001, effective "prescribed" statutory accounting practices were interspersed throughout state insurance laws and regulations, the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual became effective on January 1, 2001. Indianaadopted the provisions of the revised manual. The revised manual changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements for periods subsequent to December 31, 2000. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported in 2001 financial statements as an adjustment to surplus as of January 1, 2001.Management believes the impact of these changes, upon adoption, will not result in a significant reduction in the Company's statutory-basis capital and surplus.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
3. INVESTMENTS

The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                                              COST OR     GROSS        GROSS
                                                              AMORTIZED   UNREALIZED   UNREALIZED   FAIR
                                                              COST        GAINS        LOSSES       VALUE
                                                              -----------------------------------------------
                                                              (IN MILLIONS)
                                                              -----------------------------------------------
At December 31, 2000:
  Corporate.................................................  $17,205.5     $430.8       $542.0     $17,094.3
  U.S. government...........................................      324.2       64.2          2.5         385.9
  Foreign government........................................      812.6       35.9         27.9         820.6
  Mortgage-backed...........................................    3,499.0       89.9         34.2       3,554.7
  State and municipal.......................................       11.2         --           .1          11.1
                                                              ---------     ------       ------     ---------
                                                              $21,852.5     $620.8       $606.7     $21,866.6
                                                              =========     ======       ======     =========

At December 31, 1999:
  Corporate.................................................  $17,758.4     $229.6       $763.0     $17,225.0
  U.S. government...........................................      316.8       29.6         21.5         324.9
  Foreign government........................................      984.5       49.8         39.9         994.4
  Mortgage-backed...........................................    3,913.7       46.2        139.0       3,820.9
  State and municipal.......................................       11.6         --           .5          11.1
                                                              ---------     ------       ------     ---------
                                                              $22,985.0     $355.2       $963.9     $22,376.3
                                                              =========     ======       ======     =========

The carrying amounts of bonds in the balance sheets at December 31, 2000 and 1999 reflect adjustments of $58,300,000 and $38,900,000, respectively, to decrease amortized cost as a result of the Securities Valuation Office of the NAIC ("SVO") designating certain investments as in or near default.

A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 2000, by contractual maturity, is as follows:

                                    COST OR
                                    AMORTIZED   FAIR
                                    COST        VALUE
                                    ---------------------
                                    (IN MILLIONS)
                                    ---------------------
Maturity:
  In 2001.........................  $   740.1   $   742.2
  In 2002-2005....................    4,446.6     4,450.6
  In 2006-2010....................    5,946.1     5,808.8
  After 2010......................    7,220.7     7,310.3
  Mortgage-backed securities......    3,499.0     3,554.7
                                    ---------   ---------
Total.............................  $21,852.5   $21,866.6
                                    =========   =========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Proceeds from sales of investments in bonds during 2000, 1999 and 1998 were $2,878,200,000, $5,351,400,000 and $9,395,000,000, respectively. Gross gains during 2000, 1999 and 1998 of $56,000,000, $95,400,000 and $186,300,000,
respectively, and gross losses of $116,500,000, $195,500,000 and $138,000,000, respectively, were realized on those sales.

At December 31, 2000 and 1999, investments in bonds, with an admitted asset value of $99,900,000 and $116,500,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in unassigned surplus. The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                          COST OR    GROSS       GROSS
                                          AMORTIZED  UNREALIZED  UNREALIZED  FAIR
                                          COST       GAINS       LOSSES      VALUE
                                          -----------------------------------------
                                          (IN MILLIONS)
                                          -----------------------------------------
At December 31, 2000:
  Preferred stocks......................   $261.7      $ 2.9       $25.1     $239.5
  Unaffiliated common stocks............    145.7       30.7        14.7      161.7
At December 31, 1999:
  Preferred stocks......................   $253.8      $ 1.3       $31.5     $223.6
  Unaffiliated common stocks............    150.4       34.2        17.7      166.9

The carrying amount of preferred stocks in the balance sheets at December 31, 2000 and 1999 reflects adjustments of $7,600,000 and $4,100,000, respectively, to decrease amortized cost as a result of the SVO designating certain investments as low or lower quality.

During 2000, the minimum and maximum lending rates for mortgage loans were 6.63% and 9.33%, respectively. At the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3. INVESTMENTS (CONTINUED)
issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.
Components of the Company's investments in real estate are summarized as follows:

                                         DECEMBER 31
                                         2000     1999
                                         ---------------
                                         (IN MILLIONS)
                                         ---------------
Occupied by the Company:
  Land.................................  $  2.5   $  2.5
  Buildings............................    10.5     11.1
  Less accumulated depreciation........    (2.5)    (2.2)
                                         ------   ------
Net real estate occupied by the
  Company..............................    10.5     11.4
Other:
  Land.................................    45.8     46.2
  Buildings............................   238.3    226.8
  Other................................    16.3      4.7
  Less accumulated depreciation........   (39.2)   (35.1)
                                         ------   ------
Net other real estate..................   261.2    242.6
                                         ------   ------
Net real estate........................  $271.7   $254.0
                                         ======   ======

The major categories of net investment income are as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              2000       1999       1998
                                                              ------------------------------
                                                              (IN MILLIONS)
                                                              ------------------------------
Income:
  Bonds.....................................................  $1,744.3   $1,840.6   $1,714.3
  Preferred stocks..........................................      21.3       20.3       19.7
  Unaffiliated common stocks................................       4.9        6.3       10.6
  Affiliated common stocks..................................      10.2        7.8        5.2
  Mortgage loans on real estate.............................     328.1      321.0      323.6
  Real estate...............................................      41.4       57.8       81.4
  Policy loans..............................................     109.8      101.7       86.5
  Other investments.........................................      58.7       50.6       26.5
  Cash and short-term investments...........................      77.9       95.9      104.7
                                                              --------   --------   --------
Total investment income.....................................   2,396.6    2,502.0    2,372.5
Expenses:
  Depreciation..............................................      12.8       14.4       19.3
  Other.....................................................     258.3      284.4      246.0
                                                              --------   --------   --------
Total investment expenses...................................     271.1      298.8      265.3
                                                              --------   --------   --------
Net investment income.......................................  $2,125.5   $2,203.2   $2,107.2
                                                              ========   ========   ========

Net realized capital gains/(losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                              2000     1999     1998
                                                              ------------------------
                                                              (IN MILLIONS)
                                                              ------------------------
Net realized capital gains (losses).........................  $(60.3)  $ 20.8   $179.7
Less amount transferred to IMR (net of related taxes
  (credits) of ($16.0), ($31.4) and $27.3 in 2000, 1999 and
  1998, respectively).......................................   (29.7)   (58.3)    50.8
                                                              ------   ------   ------
                                                               (30.6)    79.1    128.9
Less federal income taxes (credits) on realized gains.......   (58.5)   (35.3)    82.1
                                                              ------   ------   ------
Net realized capital gains after transfer to IMR and taxes
  (credits).................................................  $ 27.9   $114.4   $ 46.8
                                                              ======   ======   ======

--------------------------------------------------------------------------------
4. SUBSIDIARIES

The Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn"), Lincoln National Health & Casualty Insurance Company ('LNH&C'), Lincoln National

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4. SUBSIDIARIES (CONTINUED)
Reassurance Company ("LNRAC") and Lincoln Life & Annuity Company of New York ("LNY"). The Company also owns 100% of the outstanding common stock of five non-insurance company subsidiaries: Lincoln National Insurance Associates ("LNIA"), Sagemark Consulting, Inc. ("Sagemark"), Wakefield Tower Alpha Limited ("Wakefield"), Lincoln Realty Capital Corporation ("LRCC") and Lincoln Life & Annuity Distributors, Inc. ("LLAD").
Statutory-basis financial information related to the insurance subsidiaries is summarized as follows (in millions):

                       DECEMBER 31, 2000
                       ------------------------------------
                       FIRST PENN  LNH&C   LNRAC   LNY
                       ------------------------------------
Cash and invested
  assets.............   $1,376.9   $422.0  $410.5  $1,947.0
Other assets.........       41.6     46.4   487.1     371.5
                        --------   ------  ------  --------
Total admitted
  assets.............   $1,418.5   $468.4  $897.6  $2,318.5
                        ========   ======  ======  ========

Insurance reserves...   $1,305.3   $339.2  $231.9  $1,772.1
Other liabilities....       41.8     36.1   598.1      48.0
Separate account
  liabilities........         --       --      --     329.8
Capital and surplus..       71.4     93.1    67.6     168.6
                        ========   ======  ======  ========
Total liabilities and
  capital and
  surplus............   $1,418.5   $468.4  $897.6  $2,318.5
                        ========   ======  ======  ========

                       YEAR ENDED DECEMBER 31, 2000
                       -----------------------------------
                       FIRST
                       PENN     LNH&C    LNRAC      LNY
                       -----------------------------------
Revenues.............  $327.6   $256.4   $1,646.6   $389.8
Benefits and
  expenses...........   322.2    259.4    1,630.7    341.8
Net realized
  losses.............      --      (.1)       (.1)    (2.2)
                       ------   ------   --------   ------
Net income (loss)....  $  5.4   $ (3.1)  $   15.8   $ 45.8
                       ======   ======   ========   ======

                           DECEMBER 31, 1999
                           ------------------------------------
                           FIRST PENN  LNH&C   LNRAC   LNY
                           ------------------------------------
Cash and invested
  assets.................   $1,318.7   $434.6  $443.6  $1,888.6
Other assets.............       40.6    55.5    492.6     403.1
                            ========   ======  ======  ========
Total admitted assets....   $1,359.3   $490.1  $936.2  $2,291.7
                            ========   ======  ======  ========

Insurance reserves.......   $1,242.2   $394.4  $261.4  $1,802.4
Other liabilities........       44.3    27.9    614.4      25.6
Separate account
  liabilities............         --      --       --     328.8
Capital and surplus......       72.8    67.8     60.4     134.9
                            ========   ======  ======  ========
Total liabilities and
  capital and surplus....   $1,359.3   $490.1  $936.2  $2,291.7
                            ========   ======  ======  ========

                           YEAR ENDED DECEMBER 31, 1999
                           ------------------------------
                           FIRST
                           PENN    LNH&C   LNRAC  LNY
                           ------------------------------
Revenues.................  $332.7  $263.3  $88.4  $313.3
Benefits and expenses....   329.0  346.9   75.4    291.4
Net realized gains
  (losses)...............      --     --     .2     (2.0)
                           ------  ------  -----  ------
Net income (loss)........  $  3.7  $(83.6) $13.2  $ 19.9
                           ======  ======  =====  ======

LNIA was purchased in 1998 for $600,000 and is valued on the equity method with an admitted asset value of $800,000 at December 31, 2000. Sagemark is a broker dealer and was acquired in connection with a reinsurance transaction completed in 1998. Sagemark is valued on the equity method with an admitted asset value of $6,600,000 at December 31, 2000. Wakefield was formed in 1999 to engage in the ownership and management of investments and is valued on the equity method with an admitted asset value of $264,000,000 at December 31, 2000. Wakefield's assets as of December 31, 2000 consist entirely of investments in bonds. LRCC was formed in 1999 to engage in the management of certain real estate investments. It was capitalized with cash and three real estate investments of $12,700,000 and is valued on the equity method with an admitted asset value of $25,700,000 at December 31, 2000. LLAD was formed in 2000 to distribute the Company's products to its customers and is valued on the equity method with an admitted asset value of $45,200,000 at December 31, 2000.

The carrying value of all affiliated common stocks, was $743,000,000 and $604,700,000 at December 31, 2000 and 1999, respectively. The cost basis of investments in subsidiaries as of December 31, 2000 and 1999 was $1,058,300,000 and $970,700,000, respectively.

During 2000, 1999 and 1998, the insurance subsidiaries paid dividends to the Company of $11,000,000, $5,200,000 and $5,200,000, respectively.

--------------------------------------------------------------------------------
5. FEDERAL INCOME TAXES

The effective federal income tax rate in the accompanying Statements of Operations differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends received tax deductions and differences between

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

5. FEDERAL INCOME TAXES (CONTINUED)
statutory accounting and tax return recognition relative to policy acquisition costs, policy and contract liabilities and reinsurance ceding commissions.

In 2000 and 1999, capital losses of $174,000,000 and $151,700,000 respectively, were incurred and carried back to recover taxes paid in prior years.

The Company paid (received) ($42,600,000), $45,300,000 and $2,300,000 to (from)
LNC in 2000, 1999 and 1998, respectively, for federal income taxes.

Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as 'Policyholders' Surplus.' The Company has approximately $187,000,000 of untaxed 'Policyholders' Surplus' on which no payment of federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account became taxable under the current federal income tax rate, the tax would be approximately $65,500,000.

--------------------------------------------------------------------------------
6. SUPPLEMENTAL FINANCIAL DATA

The balance sheet caption "Reinsurance recoverable" includes amounts recoverable from other insurers for claims paid by the Company of $123,500,000 and $81,200,000 at December 31, 2000 and 1999, respectively.
The balance sheet caption, "Future policy benefits and claims," and the balance sheet caption "Other policyholder funds" have been reduced for insurance ceded in the amounts of $5,237,000,000 and $5,340,000,000 as of December 31, 2000 and
1999, respectively.
Reinsurance transactions, excluding assumption reinsurance, included in the income statement caption, "Premiums and deposits," are as follows:

                            YEAR ENDED DECEMBER 31
                            2000       1999       1998
                            ------------------------------
                            (IN MILLIONS)
                            ------------------------------
Insurance assumed.........  $3,952.9   $2,606.5   $9,018.9
Insurance ceded...........   2,766.6    1,675.1      877.1
                            --------   --------   --------
Net reinsurance
  premiums................  $1,186.3   $  931.4   $8,141.8
                            ========   ========   ========

The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $1,875,000,000, $2,609,000,000 and $2,098,800,000 for
2000, 1999 and 1998, respectively.

Details underlying the balance sheet caption "Other policyholder funds" are as follows:

                                    DECEMBER 31
                                    2000        1999
                                    ---------------------
                                    (IN MILLIONS)
                                    ---------------------
Premium deposit funds.............  $14,762.0   $16,208.3
Undistributed earnings on
  participating business..........      345.2       346.9
Other.............................      221.6        34.3
                                    ---------   ---------
                                    $15,328.8   $16,589.5
                                    =========   =========

Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:

                                  DECEMBER 31, 2000
                                  -------------------------
                                                    NET OF
                                  GROSS   LOADING   LOADING
                                  -------------------------
                                  (IN MILLIONS)
                                  -------------------------
Ordinary new business...........  $13.0    $ 8.1     $ 4.9
Ordinary renewal................   57.9     15.7      42.2
Group life......................    9.7       .2       9.5
                                  -----    -----     -----
                                  $80.6    $24.0     $56.6
                                  =====    =====     =====

                                   DECEMBER 31, 1999
                                   -------------------------
                                                     NET OF
                                   GROSS   LOADING   LOADING
                                   -------------------------
                                   (IN MILLIONS)
                                   -------------------------
Ordinary new business............  $10.8    $ 7.3     $ 3.5
Ordinary renewal.................   54.2      6.8      47.4
Group life.......................   13.7       .1      13.6
                                   -----    -----     -----
                                   $78.7    $14.2     $64.5
                                   =====    =====     =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
7. ANNUITY RESERVES

At December 31, 2000, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                        AMOUNT      PERCENT
                                        -------------------
                                        (IN MILLIONS)
                                        -------------------
Subject to discretionary withdrawal
  with adjustment:
  With market value adjustment........  $ 1,970.6       3%
  At book value, less surrender
    charge............................    1,534.7       2
  At market value.....................   41,634.6      69
                                        ---------     ---
                                         45,139.9      74
Subject to discretionary withdrawal
  without adjustment at book value
  with minimal or no charge or
  adjustment..........................   12,598.5      21
Not subject to discretionary
  withdrawal..........................    2,934.7       5
                                        ---------     ---
Total annuity reserves and deposit
  fund................................   60,673.1     100%
                                                      ===
Less reinsurance......................    1,313.6
                                        ---------
Net annuity reserves and deposit fund
  liabilities, including separate
  accounts............................  $59,359.5
                                        =========

--------------------------------------------------------------------------------
8. CAPITAL AND SURPLUS

In 1998, the Company issued two surplus notes to LNC in return for cash of $1,250,000,000. The first note, for $500,000,000, was issued to LNC in connection with the CIGNA Corporation ("CIGNA") indemnity reinsurance transaction on January 5, 1998. This note calls for the Company to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,315,700,000 at December 31, 2000), and subject to approval by the Indiana Insurance Commissioner.

The second note for $750,000,000 was issued on December 18, 1998, to LNC in connection with the Aetna, Inc. ("Aetna") indemnity reinsurance transaction. This note calls for the Company to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,379,600,000 at December 31, 2000), and subject to approval by the Indiana Insurance Commissioner.

A summary of the terms of these surplus notes follows (in millions):

                                                     PRINCIPAL                     INCEPTION      ACCRUED
                                                   OUTSTANDING AT                   TO DATE     INTEREST AT
                                     PRINCIPAL      DECEMBER 31,   CURRENT YEAR    INTEREST    DECEMBER 31,
  DATE ISSUED                      AMOUNT OF NOTE       2000       INTEREST PAID     PAID          2000
  -----------                      --------------  --------------  -------------  -----------  -------------
  January 5, 1998................   $     500.0      $     500.0    $     24.6    $     89.7     $      8.2
  December 18, 1998..............         750.0            750.0          33.9          80.7           11.3
                                    -----------      -----------    ----------    ----------     ----------
  Total..........................   $   1,250.0      $   1,250.0    $     58.5    $    170.4     $     19.5
                                    ===========      ===========    ==========    ==========     ==========

Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2000, the Company exceeds the RBC requirements.

The payment of dividends by the Company is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. The Company assumed a block of individual life insurance and annuity business from CIGNA

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

8. CAPITAL AND SURPLUS (CONTINUED)
in January 1998 and a block of individual life insurance business from Aetna in October 1998. These acquisitions were structured as indemnity reinsurance transactions. The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related ceding commission is recorded in the Statement of Operations as a expense resulting in a reduction of unassigned surplus. As a result of these transactions, the Company's statutory-basis unassigned surplus is negative as of December 31, 2000 and it will be necessary for the Company to obtain the prior approval of the Indiana Insurance Commissioner before paying any dividends to LNC until such time as statutory-basis unassigned surplus is positive. The time frame for unassigned surplus to return to a positive position is dependent upon future statutory earnings and dividends paid to LNC. Although no assurance can be given, management believes that the approvals for the payment of such dividends, in amounts consistent with those paid in the past, can be obtained.

The Company is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the State of Indiana, the Company is also subject to the regulatory requirements that the State of New York imposes upon accredited reinsurers.

--------------------------------------------------------------------------------
9. EMPLOYEE BENEFIT PLANS

LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans, supplemental retirement plans, a salary continuation plan, supplemental executive retirement plan and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis financial Statements of Operations or financial position for any of the periods shown.

LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death. Options granted prior to 1992 and are exercisable one year after the date of grant and options issued subsequent to 1991 become exercisable in 25% increments on the option issuance anniversary in the four year period following the grant anniversary date. A "reload option" feature was added in 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

As a result of changes in the interpretation of the existing accounting rules for stock options, LNC and the Company have decided not to continue issuing stock options to agents that do not meet the stringent definition of a common law employee. In 2000, LNC adopted a stock appreciation right ("SAR") program as a replacement to the agent stock option program. The first awards under this program were also made in 2000. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

The Company recognizes compensation expense for the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR liability is marked-to-market through income. This accounting treatment causes volatility in income as a result of changes in the market value of LNC stock. The Company hedges this volatility by purchasing call options on LNC stock. These call options are also marked-to-market through income.

As of December 31, 2000, there were 2,514,507 and 1,421,102 shares of LNC common stock subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 951,229 and 572,139, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $12.50 to $53.78. During 2000, 1999 and 1998 there were $190,100, 318,421 and 136,469 options exercised, respectively, and 383,364, 82,024 and 18,288 options forfeited, respectively.

As of December 31, 2000, there were 7,850 and 653,300 shares of LNC common stock subject to SARs granted to Company employees and agents, respectively, under the SAR program. Of the SARs granted, 3,400 granted to agents, were exercisable as of that date. The exercise prices of the outstanding SARs range from $24.72 to $48.19. During 2000, there were no SARS exercised and 5,100 SARs were forfeited.

Effective July 1, 1999, the Company's agent postretirement plan was changed to require agents retiring on or after that date to pay the full premium costs. This change to the Plan resulted in a one-time curtailment gain of $1,400,000 in 1999.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES

DISABILITY INCOME CLAIMS
The liabilities for disability income claims, net of the related asset for amounts recoverable from reinsurers, at December 31, 2000 and 1999, were $242,700,000 and $221,600,000, respectively. The liability is based on the assumption that the recent experience will continue in the future. If incidence levels and/or claim termination rates fluctuate significantly from the assumptions underlying the reserves, adjustments to reserves could be required in the future. Accordingly, this liability may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

PERSONAL ACCIDENT PROGRAMS
From 1997 through 1999, the Company and its wholly owned subsidiary, LNH&C, reduced new writings of personal accident programs and has now exited the personal accident line of business. As an exited line of business, new agreements are not being entered into; however, the Company must continue to accept premiums for a limited period according to contract terms under agreements in force. As the existing block of personal accident programs runs off, management continues to review the status of the reserves associated with these programs, the development of related financial results.

The exited programs include certain excess-of-loss personal accident reinsurance programs created in the London market and certain workers' compensation carve-out programs managed by Unicover Managers, Inc. The aggregate liabilities associated with the exited personal accident line of business were $169,500,000 and $174,700,000 at December 31, 2000 and 1999, respectively.

The reserves for the various programs included within the personal accident line of business are based on various estimates that are subject to considerable uncertainty. Accordingly, the liability established for the personal accident line of business may prove to be deficient or excessive. However, it is management's opinion that future developments in the personal accident line of business will not materially affect the financial position of the Company.

HMO EXCESS-OF-LOSS REINSURANCE PROGRAMS
The liabilities for HMO excess-of-loss and group carrier medical claims, net of the related assets for amounts recoverable from reinsurers, was $48,300,000 and $101,900,000 at December 31, 2000 and 1999, respectively. LNH&C reviews reserve levels on an ongoing basis. The liabilities are based on the assumption that recent experience will continue in the future. If claims and loss ratios fluctuate significantly from the assumptions underlying the reserves, adjustments to reserves could be required in the future. Accordingly, the liability may prove to be deficient or excessive. However, it is management's opinion that such future developments will not materially affect the financial position of the Company.

MARKETING AND COMPLIANCE MATTERS
Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

GROUP PENSION ANNUITIES
The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

LEASES
The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods.

Total rental expense on operating leases in 2000, 1999 and 1998 was $45,600,000, $38,900,000 and $34,000,000, respectively. Future minimum rental commitments are as follows (in millions):

2001............................................  $ 41.6
2002............................................    39.3
2003............................................    36.1
2004............................................    34.8
2005............................................    34.5
Thereafter......................................   113.8
                                                  ------
                                                  $300.1
                                                  ======

INFORMATION TECHNOLOGY COMMITMENT
In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. Total costs incurred in 2000, 1999 and 1998 were $65,100,000, $67,400,000 and
$54,800,000 respectively. Future minimum annual costs range from $40,900,000 to $56,800,000, however future costs are dependent on usage and could exceed these amounts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
INSURANCE CEDED AND ASSUMED
The Company cedes insurance to other companies, including certain affiliates. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company limits its maximum coverage that it retains on an individual to $10,000,000. Portions of the Company's deferred annuity business have also been coinsured with other companies to limit its exposure to interest rate risks. At December 31, 2000, the reserves associated with these reinsurance arrangements totaled $1,224,400,000. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

Proceeds from the sale of common stock of American States Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance and annuity business from CIGNA. The Company paid $1,264,400,000 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $1,127,700,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $4,780,300,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities.

In connection with the completion of the CIGNA reinsurance transaction, the Company recorded a charge of $31,000,000 to cover certain costs of integrating the existing operations with the new block of business.

In 1999, the Company and CIGNA reached an agreement through arbitration on the final statutory-basis values of the assets and liabilities reinsured. As a result, the Company's ceding commission for this transaction was reduced by $58.6 million.

Subsequent to this transaction, the Company and LNY announced that they had reached an agreement to sell the administration rights to a variable annuity portfolio that had been acquired as part of the block of business assumed on January 2, 1998. This sale closed on October 12, 1998 with an effective date of September 1, 1998.

On October 1, 1998, the Company and LNY entered into an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance business from Aetna. The Company paid $856,300,000 to Aetna on October 1, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $815,300,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $2,813,800,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities. The Company financed this reinsurance transaction with proceeds from short-term debt borrowings from LNC until the December 18, 1998 surplus note was approved by the Insurance Department. Subsequent to the Aetna transaction, the Company and LNY announced that they had reached an agreement to retrocede the sponsored life business assumed for $87,600,000. The retrocession agreement closed on October 14, 1998 with an effective date of October 1, 1998.

On November 1, 1999, the Company closed its previously announced agreement to transfer a block of disability income business to MetLife. Under this indemnity reinsurance agreement, the Company transferred $490,800,000 of cash to MetLife representing the statutory reserves transferred on this business less $17,800,000 of purchase price consideration. A gain on the reinsurance transaction of $71,800,000 was recorded directly in unassigned surplus and is being recognized in statutory earnings over the life of the business with $7,900,000 recognized in income in 2000.

The Company assumes insurance from other companies, including certain affiliates. At December 31, 2000, the Company provided $19,700,000 of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $16,700,000 and $17,300,000 at December 31, 2000 and 1999,
respectively.

VULNERABILITY FROM CONCENTRATIONS
At December 31, 2000, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2000, 29% of such mortgages, or $1,169,300,000, involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $62,000,000.

At December 31, 2000, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business; or 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition. Although the Company does not have any significant

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) concentration of customers, the Company's annuities division has a long-standing distribution relationship with American Funds Distributors that is significant to the Company. In 2000, the American Legacy Variable Annuity sold through American Funds Distributors accounted for approximately 44% of the Company's total gross annuity deposits. The relationship with American Funds Distributors is highly valued by the Company. Both the Company and American Funds Distributors are continuously seeking ways to increase sales and to retain the existing business.

OTHER CONTINGENCY MATTERS
The Company is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $5,000,000. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

In early 2000, a lawsuit was filed against the Company by an annuity contractholder. In this case, the plaintiff sought class certification on behalf of all contractholders who acquired variable annuities from the Company to fund tax-deferred qualified retirement plans. The plaintiff claimed that marketing variable annuities for use in such plans is inappropriate. This action was recently dismissed without prejudice, but might be refiled in another form.

During the fourth quarter of 2000, the Company reached an agreement in principle to settle all class action lawsuits alleging fraud in the sale of non-variable universal life and participating whole life insurance policies. The agreement is subject to court approval and is expected to become final in 2001. It requires that the Company provide benefits and a claim process to policyholders who purchased non-variable universal life and participating whole life policies between January 1, 1981 and December 31, 1998. The settlement covers approximately 431,000 polices. Total charges recorded during 2000 for this preliminary settlement were $64,700,000.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

DERIVATIVES
The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations, credit risk, commodity risk and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                              ASSETS (LIABILITIES)
                                                              ---------------------------------
                                          NOTIONAL OR         CARRYING  FAIR    CARRYING  FAIR
                                          CONTRACT AMOUNTS    VALUE     VALUE   VALUE     VALUE
                                          -----------------------------------------------------
                                          DECEMBER 31         DECEMBER 31       DECEMBER 31
                                          2000      1999      2000      2000    1999      1999
                                          -----------------------------------------------------
                                          (IN MILLIONS)
                                          -----------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements..........  $1,558.8  $2,508.8   $ 2.7    $  0.4   $ 5.2    $ 3.2
  Swaptions.............................   1,752.0   1,837.5     8.2       0.9    12.2     10.8
  Interest rate swaps...................     708.2     630.9      --      38.1      --    (19.5)
  Put options...........................        --      21.3      --        --      --      1.9
                                          --------  --------   -----    ------   -----    -----
                                           4,019.0   4,998.5    10.9      39.4    17.4     (3.6)
Foreign currency derivatives:
  Forward contracts.....................      37.5      44.2     2.6       2.5      --      (.4)
                                          --------  --------   -----    ------   -----    -----
                                          $4,056.5  $5,042.7   $13.5    $ 41.9   $17.4    $(4.0)
                                          ========  ========   =====    ======   =====    =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:

                                                              INTEREST RATE CAPS            SWAPTIONS
                                                              -----------------------------------------------------
                                                              2000           1999           2000           1999
                                                              -----------------------------------------------------
                                                              (IN MILLIONS)
                                                              -----------------------------------------------------
Balance at beginning of year................................  $2,508.8       $4,108.8       $1,837.5       $1,899.5
Terminations and maturities.................................    (950.0)      (1,600.0)         (85.5)         (62.0)
                                                              --------       --------       --------       --------
Balance at end of year......................................  $1,558.8       $2,508.8       $1,752.0       $1,837.5
                                                              ========       ========       ========       ========

                                    INTEREST RATE SWAPS         SPREAD-LOCKS                        FINANCIAL FUTURES
                                    ---------------------------------------------------------------------------------------------
                                    2000          1999          2000          1999                  2000          1999
                                    ---------------------------------------------------------------------------------------------
Balance at beginning of year......  $ 630.9       $ 258.3       $    --       $            --       $    --       $            --
New contracts.....................    652.2         482.4         100.0                    --         267.2                    --
Terminations and maturities.......   (574.9)       (109.8)       (100.0)                   --        (267.2)                   --
                                    -------       -------       -------       ---------------       -------       ---------------
Balance at end of year............  $ 708.2       $ 630.9       $    --       $            --       $    --       $            --
                                    =======       =======       =======       ===============       =======       ===============

                                                              PUT OPTIONS              COMMODITY SWAPS
                                                              ----------------------------------------------------
                                                              2000         1999        2000                  1999
                                                              ----------------------------------------------------
Balance at beginning of year................................  $ 21.3       $21.3       $            --       $ 8.1
New contracts...............................................      --          --                    --          --
Terminations and maturities.................................   (21.3)         --                    --        (8.1)
                                                              ------       -----       ---------------       -----
Balance at end of year......................................  $   --       $21.3       $            --       $  --
                                                              ======       =====       ===============       =====

                                                              FOREIGN CURRENCY DERIVATIVES
                                                              (FOREIGN INVESTMENTS)
                                                              ---------------------------------------------------
                                                              FOREIGN EXCHANGE                  FOREIGN CURRENCY
                                                              FORWARD CONTRACTS                 SWAPS
                                                              ---------------------------------------------------
                                                              2000                  1999        2000        1999
                                                              ---------------------------------------------------
                                                              (IN MILLIONS)
                                                              ---------------------------------------------------
Balance at beginning of year................................  $            --       $ 1.5       $44.2       $47.2
New contracts...............................................               --         2.7          --          --
Terminations and maturities.................................               --        (4.2)       (6.7)       (3.0)
                                                              ---------------       -----       -----       -----
Balance at end of year......................................  $            --       $  --       $37.5       $44.2
                                                              ===============       =====       =====       =====

INTEREST RATE CAP AGREEMENTS
The interest rate cap agreements, which expire in 2001 through 2006, entitle the Company to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the interest rate caps is included in other investments (amortized costs of $2,700,000 as of December 31, 2000) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

SWAPTIONS
Swaptions, which expire in 2002 through 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the swaptions is included in other investments (amortized cost of $8,200,000 as of December 31, 2000) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

SPREAD LOCK AGREEMENTS
Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government security is

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock agreements program is to protect against widening of spreads. While spread-lock agreements are used periodically, there are no spread-lock agreements outstanding at December 31, 2000.

FINANCIAL FUTURES CONTRACTS
The Company used exchange-traded financial futures contracts to hedge against interest rate risks on a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily. There are no financial futures contracts outstanding at December 31, 2000.

INTEREST RATE SWAP AGREEMENTS
The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net receipts/payments from interest rate swaps are recorded in net investment income. The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the forecasted purchase of assets to support newly acquired blocks of business and certain other portfolios of assets. Once the assets are purchased, the gains (losses) resulting from the termination of the swap agreements will be applied to the basis of the assets. The gains (losses) will be recognized in earnings over the life of the assets. The forecasted purchase of assets related to certain other portfolios of assets is a continuing hedge program. Current interest rate swap positions in this program will hedge asset purchases in 2001.

PUT OPTIONS
The Company used put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate fixed income, fixed maturity investments. The risk hedged is a drop in bond prices due to credit concerns with international bond issuers. The put options allowed the Company to put the bonds back to the counterparties at original par. The put options were sold in 2000.

COMMODITY SWAPS
The Company used a commodity swap to hedge its exposure to fluctuations in the price of gold. A commodity swap is a contractual agreement to exchange a certain amount of a particular commodity for a fixed amount of cash. The Company owned a fixed income security that met its coupon payment obligations in gold bullion. The Company is obligated to pay to the counterparty the gold bullion, and in return, receives from the counterparty a stream of fixed income payments. The fixed income payments were the product of the swap notional multiplied by the fixed rate stated in the swap agreement. The net receipts or payments from the commodity swap were recorded in net investment income. The fixed income security was called in 1999 and the commodity swap expired.

FOREIGN CURRENCY DERIVATIVES
The Company uses a combination of foreign exchange forward contracts and foreign currency swaps, both of which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a rate of exchange in the future.

ADDITIONAL DERIVATIVE INFORMATION
Expenses for the agreements and contracts described above amounted to $7,300,000, $6,200,000 and $10,000,000 in 2000, 1999 and 1998, respectively.
Deferred gains and deferred losses of $800,000 and $7,000,000, respectively, as of December 31, 2000, were primarily the result of terminated interest rate swaps, spread-lock agreements, put options and financial futures contracts. The deferred losses are included with the related fixed maturity securities to which the hedge applied and the deferred gains are recorded as a liability. Both the deferred gains and the deferred losses are being amortized over the life of the securities to which the respective hedges applied.

--------------------------------------------------------------------------------
11. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

BONDS AND UNAFFILIATED COMMON STOCK
Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED) current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of unaffiliated common stocks are based on quoted market prices.

PREFERRED STOCK
Fair values of preferred stock are based on quoted market prices, where available. For preferred stock not actively traded, fair values are based on values of issues of comparable yield and quality.

MORTGAGE LOANS ON REAL ESTATE
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or
3) the fair value of the collateral if the loan is collateral dependent.

POLICY LOANS
The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

OTHER INVESTMENTS AND CASH AND SHORT-TERM INVESTMENTS
The carrying values for assets classified as other investments and cash and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

INVESTMENT-TYPE INSURANCE CONTRACTS
The balance sheet captions, "Future policy benefits and claims" and "Other policyholder funds," include investment type insurance contracts (i.e., deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions "Future policy benefits and claims" and "Other policyholder funds," that do not fit the definition of 'investment-type insurance contracts' are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

SHORT-TERM DEBT
The carrying value of short-term debt approximates fair value.

SURPLUS NOTES DUE TO LNC
Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.

DERIVATIVES
The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the foreign currency exchange contracts and financial futures contracts and industry standard models that are commercially available for interest rate cap agreements, swaptions, spread-lock agreements, interest rate swaps, commodity swaps and put options.

INVESTMENT COMMITMENTS
Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

SEPARATE ACCOUNTS
Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                              DECEMBER 31
                                                              -------------------------------------------------
                                                              2000                      1999
                                                              -----------------------   -----------------------
                                                              CARRYING                  CARRYING
ASSETS (LIABILITIES)                                          VALUE        FAIR VALUE   VALUE        FAIR VALUE
---------------------------------------------------------------------------------------------------------------
                                                              (IN MILLIONS)
                                                              -------------------------------------------------
Bonds.......................................................  $ 21,852.5   $ 21,866.6   $ 22,985.0   $ 22,376.3
Preferred stocks............................................       261.7        239.5        253.8        223.6
Unaffiliated common stocks..................................       161.7        161.7        166.9        166.9
Mortgage loans on real estate...............................     4,102.0      4,132.8      4,211.5      4,104.0
Policy loans................................................     1,723.5      1,845.0      1,652.9      1,770.5
Other investments...........................................       485.0        485.0        426.6        426.6
Cash and short-term investments.............................     1,448.4      1,448.4      1,409.2      1,409.2
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed interest
    contracts...............................................   (16,126.3)   (15,850.5)   (17,730.4)   (17,364.3)
  Remaining guaranteed interest and similar contracts.......      (243.8)      (247.9)      (454.7)      (465.1)
Short-term debt.............................................      (199.5)      (199.5)      (205.0)      (205.0)
Surplus notes due to LNC....................................     1,250.0      1,074.5     (1,250.0)    (1,022.1)
Derivatives.................................................        13.5         41.9         17.4         (4.0)
Investment commitments......................................          --          2.2           --         (0.8)
Separate account assets.....................................    43,904.6     43,904.6     46,105.1     46,105.1
Separate account liabilities................................   (43,904.6)   (43,904.6)   (46,105.1)   (46,105.1)

--------------------------------------------------------------------------------
12. TRANSACTIONS WITH AFFILIATES

LLAD has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $57,500,000, $60,400,000 and $76,700,000 in 2000, 1999
and 1998, respectively. LLAD incurred expenses of $112,900,000, $113,400,000 and $102,400,000 in 2000, 1999 and 1998, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse.

Cash and short-term investments at December 31, 2000 and 1999 include the Company's participation in a short-term cash management program with LNC of $377,700,000 and $390,300,000, respectively. Related investment income amounted to $24,000,000, $16,700,000 and $16,800,000 in 2000, 1999 and 1998,
respectively. The short-term loan payable to parent company at December 31, 2000 and 1999 represents notes payable to LNC.

The Company provides services to and receives services from affiliated companies which resulted in a net payment of $65,700,000, $49,400,000 and $92,100,000 in
2000, 1999 and 1998, respectively.

The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                               YEAR ENDED DECEMBER 31
                               2000       1999     1998
                               --------------------------
                               (IN MILLIONS)
                               --------------------------
Insurance assumed............  $   21.2   $ 19.7   $ 13.7
Insurance ceded..............   2,192.1    777.6    290.1

The balance sheets include reinsurance balances with affiliated companies as follows:

                                    DECEMBER 31
                                    2000           1999
                                    -----------------------
                                    (IN MILLIONS)
                                    -----------------------
Future policy benefits and claims
  assumed.........................  $  584.4       $  413.7
Future policy benefits and claims
  ceded...........................   1,682.8        1,680.4
Amounts recoverable on paid and
  unpaid losses...................     286.9          146.4
Reinsurance payable on paid
  losses..........................       9.3            8.8
Funds held under reinsurance
  treaties-net liability..........   3,294.6        2,106.4

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

12. TRANSACTIONS WITH AFFILIATES (CONTINUED)
Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $709,500,000 and $917,300,000 at December 31, 2000 and 1999, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 2000 and 1999, LNC had guaranteed $709,500,000 and $818,900,000, respectively, of these letters of credit. At December 31, 2000 and 1999, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $133,700,000 and $118,800,000, respectively, for statutory surplus relief received under financial reinsurance ceded agreements.

--------------------------------------------------------------------------------
13. SEPARATE ACCOUNTS

Separate account assets held by the Company consist primarily of long-term bonds, common stocks, short-term investments and mutual funds and are carried at market value. Substantially none of the separate accounts have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Separate account premiums, deposits and other considerations amounted to $5,708,600,000, $4,572,600,000 and $3,953,300,000 in 2000, 1999 and 1998,
respectively. Reserves for separate accounts with assets at fair value were $42,888,800,000 and $45,198,900,000 at December 31, 2000 and 1999, respectively.
All reserves are subject to discretionary withdrawal at market value.
A reconciliation of transfers to the Company from the separate accounts is as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              2000       1999           1998
                                                              -----------------------------------
                                                              (IN MILLIONS)
                                                              -----------------------------------
Transfers as reported in the Summary of Operations of the
separate accounts:
  Transfers to separate accounts............................  $ 5,719.2  $ 4,573.2      $ 3,954.9
  Transfers from separate accounts..........................   (5,830.0)  (4,933.8)      (4,069.8)
                                                              ---------  ---------      ---------
Net transfers from separate accounts as reported in the
Summary of Operations.......................................  $  (110.8) $  (360.6)     $  (114.9)
                                                              =========  =========      =========

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (the "Company"), a wholly owned subsidiary of Lincoln National Corporation, as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Lincoln National Life Insurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
February 2, 2001

                                    PART II
                        FEES AND CHARGES REPRESENTATION

    Lincoln Life represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

                          UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                INDEMNIFICATION

        (a) Brief description of indemnification provisions.

           In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

           In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

           Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

        (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT


    This Post-Effective Amendment No. 6 to this registration statement comprises the following papers and documents:



       The facing sheet;
       A cross-reference sheet (reconciliation and tie);
       The Prospectuses: Prospectus 1 of 101 pages and Prospectus 2 of
       109 pages;
       The undertaking to file reports;
       Indemnification
       The signatures;
       Power of Attorney
       Written consents of the following persons:
           Robert A. Picarello, Esq.
           Vaughn W. Robbins, FSA
           Ernst & Young, LLP

1.        The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:
     (1)  Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account.(2)
     (2)  Not applicable.
     (3)  (a)       Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial
                    Advisors Corp.(6)
          (b)       Commission Schedule for Variable Life Policies.(3)
     (4)  Not applicable.
     (5)  (a)       Proposed Form of Policy LN 660(5)
          (b)       Proposed Form of Application(7)
          (c)       Riders.(2)
          (d)       Coverage Protection Benefit--Policy Form LR656(8)
          (e)       Death Benefit Option 3--Policy Form B10424(8)
          (f)       Accounting Value Rider--Policy Form LR500(8)
          (g)       Change of Insured Rider--Policy Form LR496(8)
     (6)  (a)       Articles of Incorporation of The Lincoln National Life Insurance Company.(1)
          (b)       Bylaws of The Lincoln National Life Insurance Company.(1)
     (7)  Not applicable.
     (8)  Fund Participation Agreements and Amendments thereto.
          Agreements between The Lincoln National Life Insurance Company and:
          (a)       AIM Variable Insurance Funds, Inc.
          (b)       American Funds Insurance Series
          (c)       Baron Capital Funds Trust
          (d)       BT Insurance Funds Trust.
          (e)       Delaware Group Premium Fund, Inc.
          (f)       Fidelity Variable Insurance Products Fund.
          (g)       Fidelity Variable Insurance Products Fund II.
          (h)       Fidelity Variable Insurance Products Fund III
          (i)       Janus Aspen Series
          (j)       Lincoln National Funds [Six Separate Agreements]
          (k)       MFS-Registered Trademark- Variable Insurance Trust.
          (l)       Neuberger & Berman Advisers Management Trust
          (m)       Franklin Templeton Variable Products Series Fund.
          (n)       OCC Accumulation Trust.
     (9)  Services Agreement between The Lincoln National Life Insurance Co. and Delaware Management Co.(4)
    (10)  See Exhibit 1(5).
2.        See Exhibit 1(5).
3.        Opinion and Consent of Robert A. Picarello, Esq.
4.        Not applicable.
5.        Not applicable.
6.        Opinion and consent of Vaughn Robbins, F.S.A.
7.        Consent of Ernst & Young LLP, Independent Auditors.
8.        Not applicable.


------------------------

(1) Incorporated by reference to Registration Statement on Form N-4 (File No. 33-27783) filed on December 5, 1996.

(2) Incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-42479) filed on December 17, 1997.


(3) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-42479) filed on April 28, 1998.

(4) Incorporated by reference to Registration Statement on Form S-6 (File No. 33-40745) filed on November 21, 1997.

(5) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 333-42479) filed on December 30, 1998.


(6) Incorporated by reference to Post-Effective Amendment No. 1 (File No. 333-82663) filed on April 13, 2000.


(7) Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-42479) filed on April 19, 1999.


(8) Incorporated by reference to Post-Effective Amendment 3 to Registration Statement on Form S-6 (File No. 333-82663) filed on April 12, 2001.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account M (File No. 333-42479), has caused this Post-Effective Amendment No. 6 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 18th day of April, 2001. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.


                                          LINCOLN LIFE FLEXIBLE PREMIUM
                                          VARIABLE LIFE ACCOUNT M
                                          (Registrant)

                                          By:         /s/ GARY W. PARKER

                                             -----------------------------------
                                                       Gary W. Parker
                                                    SENIOR VICE PRESIDENT
                                               LINCOLN NATIONAL LIFE INSURANCE
                                                         COMPANY

                                          THE LINCOLN NATIONAL LIFE INSURANCE
                                          COMPANY
                                          (Depositor)

                                          By:         /s/ GARY W. PARKER

                                             -----------------------------------
                                                       Gary W. Parker
                                                    SENIOR VICE PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to this Registration Statement (File No. 333-42479) has been signed below on April 18, 2001 by the following persons, as officers and directors of the Depositor, in the capacities indicated:



                      SIGNATURE                                            TITLE
                      ---------                                            -----
                 /s/ JON A. BOSCIA*                    President and Director
     -------------------------------------------       (Principal Executive Officer)
                    Jon A. Boscia

                  /s/ JOHN H. GOTTA                    Chief Executive Officer of Life Insurance,
     -------------------------------------------       Senior Vice President, Assistant Secretary,
                    John H. Gotta                      and Director

                /s/ LORRY J. STENSRUD                  Chief Executive Officer of
     -------------------------------------------       Annuities, Executive Vice President
                  Lorry J. Stensrud                    and Director.

              /s/ LAWRENCE T. ROWLAND*                 Executive Vice President and Director
     -------------------------------------------
                 Lawrence T. Rowland

                  /s/ JANET CHRZAN*                    Senior Vice President, Chief Financial Officer
     -------------------------------------------       and
                    Janet Chrzan                       Director (Principal Financial Officer)

                  /s/ KEITH J. RYAN                    Vice President, Controller and Chief
     -------------------------------------------       Accounting
                    Keith J. Ryan                      Officer (Principal Accounting Officer)

              /s/ C. E. HALDEMAN, JR.*                 Director
     -------------------------------------------
              Charles E. Haldeman, Jr.

               /s/ RICHARD C. VAUGHAN*                 Director
     -------------------------------------------
                 Richard C. Vaughan


* By:     /s/ GARY W. PARKER
--------------------------------------------------

      Gary W. Parker, pursuant to a Power of Attorney filed with this Post-Effective Amendement No. 6 to the Registration Statement

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 28th day of January, 2000.


                   SIGNATURE                                                 TITLE
                   ---------                                                 -----

               /s/ JON A. BOSCIA                  President and Director
     --------------------------------------
                 Jon A. Boscia

               /s/ JOHN H. GOTTA                  Chief Executive Officer of Life Insurance, Senior Vice
     --------------------------------------       President, Assistant Secretary, and Director
                 John H. Gotta

             /s/ STEPHEN H. LEWIS*                Interim Chief Executive Officer of Annuities, Senior Vice
     --------------------------------------       President and Director
                Stephen H. Lewis

             /s/ RICHARD C. VAUGHAN               Director
     --------------------------------------
               Richard C. Vaughan
STATE OF INDIANA
                                                  SS:
COUNTY OF ALLEN
                                                  * Subscribed and sworn to before me this
                                                  28th day of January, 2000.

                                                  /s/ Janet L. Lindenberg
                                                  ------------------------------------------------
                                                  Notary Public

                                                  Commission Expires: 7-10-2001

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 31st day of January, 2000.


                   SIGNATURE                                                 TITLE
                   ---------                                                 -----

            /s/ LAWRENCE T. ROWLAND               Executive Vice President and Director
     --------------------------------------
              Lawrence T. Rowland

               /s/ KEITH J. RYAN                  Vice President, Controller and Chief Accounting Officer
     --------------------------------------
                 Keith J. Ryan
STATE OF INDIANA
                                                  SS:
COUNTY OF ALLEN
                                                  Subscribed and sworn to before me this
                                                  31st day of January, 2000

                                                  /s/ Janet L. Lindenberg
                                                  ------------------------------------------------
                                                  Notary Public

                                                  Commission Expires: 7-10-2001

                               POWER OF ATTORNEY



    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.



    WITNESS our hands and common seal on this 11th day of August, 2000.



                   SIGNATURE                                                 TITLE
                   ---------                                                 -----

             /s/ LORRY J. STENSRUD                Chief Executive Officer of Annuities, Executive Vice
     --------------------------------------       President and Director
               Lorry J. Stensrud
STATE OF INDIANA
                                                  SS:
COUNTY OF ALLEN
                                                  Subscribed and sworn to before me this
                                                  11th day of August, 2000

                                                  /s/ Sharlene K. Geer
                                                  ------------------------------------------------
                                                  Notary Public

                                                  Commission Expires: 2/29/08

                /s/ JANET CHRZAN                  Senior Vice President, Chief Financial Officer and Director
     --------------------------------------
                  Janet Chrzan
STATE OF INDIANA
                                                  SS:
COUNTY OF ALLEN
                                                  Subscribed and sworn to before me this
                                                  11th day of August, 2000

                                                  /s/ Janet L. Lindenberg
                                                  ------------------------------------------------
                                                  Notary Public

                                                  Commission Expires: 7/10/01

                               POWER OF ATTORNEY



    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.



    WITNESS our hands and common seal on this 9th day of August, 2000.



                   SIGNATURE                                      TITLE
                   ---------                                      -----

            /s/ C. E. HALDEMAN, JR.               Director
     --------------------------------------
            Charles E. Haldeman, Jr.